     As filed with the Securities and Exchange Commission on April 5, 2018


                                                 Registration Numbers 333-156911
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 10



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                                  (Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                                  (Depositor)



             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (980) 365-7100



                                 ------------

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581

                    (Name and Address of Agent for Service)


                                   Copies to:

                                 Dodie C. Kent
                         Eversheds Sutherland (US) LLP
                         The Grace Building, 40th Floor
                          1114 Avenue of the Americas
                            New York, NY 10036-7703

                 Approximate Date of Proposed Public Offering:

             On April 30, 2018 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable
                                        Annuity Contracts
--------------------------------------------------------------------------------
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


                  BRIGHTHOUSE RETIREMENT PERSPECTIVES ("BRP")
This prospectus describes BRP, Gold Track VSP (also referred to as "Very Small Plan" or "VSP"), and Unregistered Gold Track, each a group variable annuity contract (the "Contract") issued by Brighthouse Life Insurance Company (the "Company", "Us" or "We") designed to fund 401(k) Plans and Keoghs. The Company is not a party to the Plan. Under some circumstances the Plans may also enter into agreements for services from a Third Party Administrator ("TPA"), whose services are separate and distinct from the Contracts, and a separate fee is payable to the TPA by the Plan. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.

Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio -- Class C
     American Funds(R) Growth Allocation Portfolio -- Class C
     American Funds(R) Moderate Allocation Portfolio -- Class C
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class E
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES

     Janus Henderson Enterprise Portfolio

LEGG MASON PARTNERS INCOME TRUST -- CLASS A
     Western Asset Corporate Bond Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 30, 2018

We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266
or call 1-800-842-9368. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                        PROSPECTUS DATED: APRIL 30, 2018

                               TABLE OF CONTENTS






                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    9
Condensed Financial Information..............................   14
The Annuity Contract and Your Retirement Plan................   14
The Annuity Contract.........................................   14
  General....................................................   15
  Contract Owner Inquiries...................................   15
  Allocated Contracts........................................   15
  Unallocated Contracts......................................   15
  Purchase Payments..........................................   15
  Crediting Purchase Payments................................   16
  Accumulation Units.........................................   16
  Contract Value.............................................   17
  The Funding Options........................................   17
  Underlying Funds Which Are Fund of Funds...................   22
Charges And Deductions Under The Contract....................   23
  General....................................................   23
  Surrender Charge / Contingent Deferred Sales Charge........   23
  Daily Asset Charge.........................................   25
  Variable Liquidity Benefit Charge..........................   25
  Underlying Fund Fees and Expenses..........................   26
  Semi-Annual Administrative Charge..........................   26
  Installation Charge........................................   26
  TPA Administrative Charges.................................   27
  Premium Tax................................................   27
  Income Taxes...............................................   27
  Changes in Taxes Based upon Premium or Value...............   27
  Account Reduction Loan Fees................................   27
Transfers....................................................   27
  Transfers of Contract Value between Funding Options........   27
  Transfers from the Fixed Account...........................   28
  Restrictions on Transfers..................................   28
  Dollar Cost Averaging......................................   30
  Transfers from Funding Options to Contracts Not Issued
    by Us....................................................   31
  Transfers to or from Other Contracts Issued by Us..........   31
  Transfers from Contracts Not Issued by Us..................   31
Access To Your Money.........................................   31
  Systematic Withdrawals.....................................   31
  Account Reduction Loans....................................   32
Ownership Provisions.........................................   32
  Types of Ownership.........................................   32
  Contract Owner.............................................   32
  Beneficiary................................................   32
  Annuitant..................................................   32
Death Benefit................................................   33


                                                              PAGE
                                                              -----
  Death Benefits Prior to the Maturity Date..................   33
The Annuity Period...........................................   33
  Maturity Date..............................................   33
  Allocation of Annuity......................................   34
  Variable Annuity...........................................   34
  Fixed Annuity..............................................   34
  Election of Options........................................   34
  Retired Life Certificate...................................   35
  Allocation of Cash Surrender Value During the Annuity
    Period...................................................   35
  Annuity Options............................................   35
  Variable Liquidity Benefit.................................   36
Miscellaneous Contract Provisions............................   36
  Contract and Participant's Individual Account
    Termination..............................................   36
  Suspension of Payments.....................................   37
  Misstatement...............................................   37
  Funding Options............................................   37
  Cybersecurity Risks........................................   38
The Separate Account.........................................   38
  Performance Information....................................   39
Federal Tax Considerations...................................   39
  Qualified Annuity Contracts................................   39
Other Information............................................   45
  The Insurance Company......................................   45
  Financial Statements.......................................   45
  Distribution of the Contracts..............................   45
  Conformity with State and Federal Laws.....................   46
  Voting Rights..............................................   47
  Contract Modification......................................   47
  Postponement of Payment (the "Emergency
    Procedure")..............................................   47
  Restrictions on Financial Transactions.....................   47
  Legal Proceedings..........................................   47
Appendix A: Condensed Financial Information for
  Brighthouse Separate Account QPN for Variable
  Annuities..................................................  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Underlying Funds with Different Legal And
  Marketing Names............................................  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: Competing Funds..................................  E-1
Appendix F: Premium Tax Table................................  F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- Brighthouse Life Insurance Company.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.


CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in this prospectus as Contract Value).


CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

ERISA DISCLOSURE AND ACKNOWLEDGMENT FORM -- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.


HOME OFFICE -- the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.


PLAN -- for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401 of the Code.


PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.


PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality on Purchase Payments.


PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).


QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Section 401 of the Code.


SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as "Business Days."


VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You," depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                  BRIGHTHOUSE RETIREMENT PERSPECTIVES ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by Brighthouse Life Insurance Company are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account, or $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the possible involvement of Third Party Administrators ("TPAs"), the allocated or unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

We offer a group allocated Contract designed to record information for all present and future Participants under the Contract. At the Contract Owner's direction, We will establish Participant Individual Accounts for each Participant in the Plan. All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. Because of exemptive and exclusionary provisions, neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. If the Contract Owner provides written authorization, Participants can make individual allocations among the available Funding Options selected by the Plan. We will satisfy distribution requests from the Participant's Individual Accounts.

We also offer an unallocated Annuity Contract, designed for use with certain Plans where the employer has secured the services of a TPA to provide, among other things, Participant level recordkeeping services. All Purchase Payments are allocated among the available Funding Options under the Contract, as directed by the Contract Owner. There are not individual allocations under the unallocated Contracts for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.


The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.


During the payout phase, Participants may choose to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both.

Once Participants choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, Participants have the same investment choices they had during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated Contracts provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. For unallocated Contracts, We will take direction only from You or Your designee regarding amounts held in the Contract. For allocated Contracts, You may authorize Us to take direction from Plan Participants regarding allocation of their Individual Account balances, Dollar Cost Averaging ("DCA"), transfers and auto-rebalancing.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, DCA, automatic rebalancing, systematic withdrawals, etc.). Your retirement Plan provisions supersede this prospectus. If Participants have any questions about Your specific retirement Plan, contact Your Plan Administrators.


The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. If the Contract is an allocated Contract, You can authorize Participants to direct their Purchase Payments to purchase shares of one or more of the Underlying Funds. Depending on which Subaccounts You (or for allocated Contracts, Participants) select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You (or for allocated Contracts, Participants) may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For allocated Contracts We may deduct a semi-annual Contract administrative charge of $15 from each Participant's Individual Account. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You or Participants direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

The Contract will specify whether a surrender charge or a contingent deferred sales charge applies to amounts withdrawn from the Contract. Only one of the charges will apply to Your Contract. The amount of the surrender charge depends on the aggregate assets in the Contract at the time the Contract is issued and the length of time the Contract has been in force. For Contracts with aggregate assets less than $1,000,000 as of the Contract's effective date, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. Contracts with aggregate assets of $1,000,000 or more as of the Contract's effective date will not have a surrender charge. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year. Contracts issued prior to May 24, 2005 may instead provide for a contingent deferred sales charge. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made.

If You withdraw all amounts under the Contract, or if You or Participants begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments allocated to their Individual Account and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a

10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments from their Individual Account Annuity or risk paying a penalty tax.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? For allocated Contracts, a death benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 75th birthday or the Maturity Date. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions. The amount of the death benefit payable upon such death is described under "Death Benefit" in this prospectus. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.

There is no death benefit payable after Annuity Payments begin, however, depending on the Annuity option selected, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (see "DEATH BENEFIT" AND "THE ANNUITY PERIOD").


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? THE CONDENSED FINANCIAL INFORMATION IN APPENDIX A TO THIS PROSPECTUS PROVIDES MORE INFORMATION ABOUT ACCUMULATION UNIT VALUES.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, take an Account Reduction Loan or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5% and are applicable only in certain jurisdictions--see Appendix F).



CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES


SURRENDER CHARGE:......................................................................... 5%(1), (2), (3)
(As a percentage of amount surrendered)
CONTINGENT DEFERRED SALES CHARGE ("CDSC"):................................................ 5.50%
(Only Contracts issued prior to May 24, 2005) (As a percentage of Purchase Payments withdrawn)
IF WITHDRAWN WITHIN 5 YEARS AFTER THE PURCHASE PAYMENT IS MADE:........................... 5.50%
IF WITHDRAWN 5 OR MORE YEARS AFTER THE PURCHASE PAYMENT IS MADE:.......................... 0%
VARIABLE LIQUIDITY BENEFIT CHARGE:........................................................ 5%(3), (4)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments)
ACCOUNT REDUCTION LOAN INITIATION FEE..................................................... $  75

------------
(1) For Contracts issued after May 24, 2005, the surrender charge will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. If the expected level of aggregate Contract assets during the first Contract Year is less than $1,000,000, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.
(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

(3) A Contract will have either a surrender charge or a contingent deferred sales charge, depending on the issue date.

(4) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

For Contracts issued before May 24, 2005, the charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%



SEMI-ANNUAL ADMINISTRATIVE CHARGE:........................................................ $    15
Per Participant Individual Account (Allocated Contracts only)
INSTALLATION CHARGE:...................................................................... $ 1,000(5)
One-time charge applicable to allocated Contracts that has an average per Participant balance
 of less than $5,000 as of the effective date of the Contract

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(6)(7)


   AGGREGATE CONTRACT ASSETS       TOTAL ANNUAL DAILY ASSET CHARGE
-------------------------------   --------------------------------
       $0 -- $249,999.99                       1.50%
    $250,000 -- $999,999.99                    1.30%
  $1,000,000 -- $2,999,999.99                  1.05%
      $3,000,000 and over                      0.80%

We may reduce or eliminate the surrender charge, the contingent deferred sales charge, the semi-annual account charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.
(5) The Installation Charge is generally paid by the Plan sponsor, who may or may not allocate it among Participant accounts.

(6) The Daily Asset Charge will depend on the expected Aggregate Contract Assets during the first Contract Year, as determined by the Company.


(7) We are waiving the following amounts of the Mortality and Expense Risk charge as follows: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Brighthouse Funds Trust I; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A of the Brighthouse Funds Trust II; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A of the Brighthouse Funds Trust I. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.87% of the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio - Class E of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are in excess of 0.77% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class E of the Brighthouse Funds Trust I.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368. Please read the prospectuses carefully before making your allocations to the Subaccounts.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.42%



UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%          0.03%
 American Funds Growth Fund.......................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.88%       --           0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%          0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.02%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --           0.06%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%          0.05%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --              0.80%
 American Funds Growth Fund.......................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund................   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --              1.02%
 BlackRock High Yield Portfolio -- Class A........   --             0.67%       --              0.67%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --              1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.07%            1.11%     0.01%             1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................   --             0.99%     0.05%             0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%       --              0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%             0.81%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --             0.84%     0.10%             0.74%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             0.99%     0.10%             0.89%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 Oppenheimer Global Equity Portfolio --
  Class E......................................    0.66%     0.15%          0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.........................    0.47%       --           0.50%
 PIMCO Total Return Portfolio -- Class B.......    0.48%     0.25%          0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................    0.57%     0.15%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B.........................    0.65%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A......................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A.........................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E.........................    0.35%     0.15%          0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................    0.71%     0.10%          0.04%
 Jennison Growth Portfolio -- Class A..........    0.60%       --           0.02%
 MetLife Stock Index Portfolio -- Class A......    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F......    0.56%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A.............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A......................................    0.81%       --           0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........    0.56%       --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........    0.47%       --           0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.54%     0.25%          0.08%
 Mid Cap Portfolio.............................    0.54%     0.25%          0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+.......    0.80%     0.25%          0.05%
 Templeton Developing Markets VIP Fund.........    1.05%     0.25%          0.12%
 Templeton Foreign VIP Fund....................    0.77%     0.25%          0.05%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio..........    0.64%     0.25%          0.09%
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
 Western Asset Corporate Bond Fund.............    0.45%     0.25%          0.24%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 Oppenheimer Global Equity Portfolio --
  Class E......................................   --             0.85%     0.10%           0.75%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.........................   --             0.97%     0.01%           0.96%
 PIMCO Total Return Portfolio -- Class B.......   --             0.81%     0.03%           0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B......................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................   --             0.74%     0.03%           0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B.........................   --             0.93%     0.09%           0.84%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A......................................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A.........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E.........................   --             0.54%     0.03%           0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B......................... 0.57%            0.94%     0.02%           0.92%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B......................... 0.59%            0.90%       --            0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B......................... 0.61%            0.91%       --            0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B......................... 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................   --             0.54%       --            0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class A..........   --             0.62%     0.08%           0.54%
 MetLife Stock Index Portfolio -- Class A......   --             0.27%     0.01%           0.26%
 MFS(R) Total Return Portfolio -- Class F......   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class A.............   --             0.72%     0.14%           0.58%
 Neuberger Berman Genesis Portfolio --
  Class A......................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................   --             0.87%     0.05%           0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.49%     0.01%           0.48%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................   --             0.87%       --            0.87%
 Mid Cap Portfolio.............................   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+....... 0.01%            1.11%     0.01%           1.10%
 Templeton Developing Markets VIP Fund.........   --             1.42%     0.01%           1.41%
 Templeton Foreign VIP Fund.................... 0.02%            1.09%     0.01%           1.08%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio..........   --             0.98%       --            0.98%
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
 Western Asset Corporate Bond Fund.............   --             0.94%       --            0.94%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................    0.75%          --          0.04%
 ClearBridge Variable Appreciation
  Portfolio.................................    0.69%          --          0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.................................    0.70%          --          0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................    0.70%          --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.................................    0.65%          --          0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................    0.75%          --          0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................    0.70%          --          0.12%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.............................    0.65%          --          0.64%



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................   --             0.79%       --              0.79%
 ClearBridge Variable Appreciation
  Portfolio.................................   --             0.74%       --              0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio.................................   --             0.76%       --              0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.................................   --             0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................   --             0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................ 0.01%            0.83%       --              0.83%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.............................   --             1.29%     0.40%             0.89%


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the Semi-Annual Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Operating Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Operating Expenses.

EXAMPLE 1



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $805    $1,232    $1,684     $3,321     $305      $932    $1,584    $3,321
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $690    $  888    $1,110     $2,184     $190      $588    $1,010    $2,184



EXAMPLE 2




                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $805    $1,332    $1,884     $3,321     $305      $932    $1,584    $3,321
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $690    $  988    $1,310     $2,184     $190      $588    $1,010    $2,184



EXAMPLE 3




                                                                                       IF CONTRACT IS NOT
                                           IF CONTRACT IS SURRENDERED                    SURRENDERED OR
                                                       AT                           ANNUITIZED AT THE END OF
                                                      THE                                    PERIOD
                                              END OF PERIOD SHOWN:                           SHOWN:
                                          ----------------------------            ----------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $855    $1,482    $2,134     $3,321     $305      $932    $1,584    $3,321
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $740    $1,138    $1,560     $2,184     $190      $588    $1,010    $2,184


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Brighthouse Retirement Perspectives, Gold Track VSP, and Unregistered Gold
Track are each a group Annuity Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your

Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


GENERAL


The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. You may make additional Purchase Payments.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to 1-800-842-9368.


ALLOCATED CONTRACTS


We offer an allocated group Annuity Contract designed to record information for all present and future Participants under the Contract. Participants do not receive a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Plans where the employer has secured the services of a TPA. The Company does not keep record of Individual Accounts for individual Participants in the Plan. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner (or if authorized by the Contract Owner, as directed by Participants).


PURCHASE PAYMENTS


For unallocated Contracts, the minimum average Purchase Payment allowed is $10,000 annually per Contract. For allocated Contracts, the minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.

CREDITING PURCHASE PAYMENTS



We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").


We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.


Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.


If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.



ACCUMULATION UNITS



The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

ACCUMULATION UNIT VALUE. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:


(a) = investment income plus capital gains and losses (whether realized or unrealized);

(b) = any deduction for applicable taxes (presently zero); and

(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000041096 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


CONTRACT VALUE


During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.


THE FUNDING OPTIONS



You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.


A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.


We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                CompanySM
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 CompanySM
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced              Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class C

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
American Funds(R) Moderate             Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C       of income and growth of capital, with
                                       a greater emphasis on income.
BlackRock High Yield Portfolio --      Seeks to maximize total return,           Brighthouse Investment Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Brighthouse Asset Allocation 100       Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income        Inc.
                                           is a secondary objective.
Victory Sycamore Mid Cap Value             Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      equity securities of mid-sized            Subadviser: Victory Capital
                                           companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                                   primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                      consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse Asset Allocation 20            Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
Brighthouse Asset Allocation 40            Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
Brighthouse Asset Allocation 60            Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Neuberger Berman Genesis               Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                 Investment Advisers LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
Western Asset Management Strategic     Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of           Subadviser: Western Asset
 Class A                               capital.                                  Management Company
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --          consistent with preservation of capital   Subadviser: Western Asset
 Class A                               and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP      Seeks long-term capital growth.           Franklin Advisers, Inc.
 Fund+
Templeton Developing Markets VIP       Seeks long-term capital appreciation.     Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Enterprise Portfolio   Seeks long-term growth of capital.        Janus Capital Management LLC
LEGG MASON PARTNERS INCOME TRUST --
 CLASS A
Western Asset Corporate Bond Fund      Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
                                       consistent with prudent investment        LLC
                                       management. Total return consists of      Subadviser: Western Asset
                                       income and capital appreciation.          Management Company
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                    dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio                             its primary objective. Current income   LLC
                                       is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.         Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                          LLC
                                                                               Subadvisers: Western Asset
                                                                               Management Company; Western
                                                                               Asset Management Company
                                                                               Limited; Western Asset Management
                                                                               Company Pte. Ltd.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and          1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."



UNDERLYING FUNDS WHICH ARE FUND OF FUNDS

The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are "fund of funds":

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. Plan Participants may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.

                   CHARGES AND DEDUCTIONS UNDER THE CONTRACT
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of a Participant;

   o the available Funding Options and related programs (including, automatic rebalancing and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).



SURRENDER CHARGE / CONTINGENT DEFERRED SALES CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon redemption, the Company will charge either a surrender charge or a contingent deferred sales charge, as negotiated. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the

Purchase Payment was made. After five years from the date a Purchase Payment is made, the contingent deferred sales charge no longer applies to that Purchase Payment. The contingent deferred sales charge applies to each Purchase Payment You make.

For the contingent deferred sales charge, surrenders will be deemed taken from Purchase Payments in the order they were received by Us and then on any earnings.

The maximum surrender charge is 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company, and the length of time the Contract has been in force. If the expected level of aggregate Contract assets is less than $999,999.99, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 year                2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.

For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

The contingent deferred sales or surrender charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the contingent deferred sales or surrender charges, the Company will take into account:

   (a) the size of Plan assets and the expected amount of annual contributions, and

   (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

   (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

   (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

The sales or surrender charge will not be assessed for withdrawals made under the following circumstances:

   o retirement (as defined by the terms of Your Plan and consistent with Internal Revenue Service ("IRS") rules)

   o   separation from service/severance from employment

   o   loans (if available in Your Plan)

   o   hardship (as defined by the Code)

   o   death

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree

   o   disability as defined in Code Section 72(m)(7)

   o   minimum required distributions (generally at age 70 1/2)

   o   return of Excess Plan Contributions

   o   transfers to an employer stock fund

   o   certain Plan expenses as mutually agreed upon

   o to avoid required Federal income tax penalties (This waiver applies to amounts required to be distributed under the Code from this Contract.)


DAILY ASSET CHARGE


This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. Below are the variations of the charge based on different levels of expected aggregate Contract assets:


   AGGREGATE CONTRACT ASSETS       DAILY ASSET CHARGE
-------------------------------   -------------------
       $0 -- $249,999.99                 1.50%
    $250,000 -- $999,999.99              1.30%
  $1,000,000 -- $2,999,999.99            1.05%
      $3,000,000 and over                0.80%

The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o   sales, commission and marketing expenses; and

   o   other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the Accumulation Period.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

Please refer to the "Payment Options" section for a description of this benefit.



UNDERLYING FUND FEES AND EXPENSES


There are certain deductions from and expenses paid out of the assets of each Underlying Fund. These are described in the applicable prospectus for each Underlying Fund. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.



SEMI-ANNUAL ADMINISTRATIVE CHARGE


A semi-annual administrative charge of up to $15 may be deducted from the value of each Participant's Individual Account for administrative expenses. The fee only applies to allocated Contracts and is assessed only during the Accumulation Period.

The semiannual administrative Contract fee cannot be increased. The charge is set at a level that does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. In determining the level of the fee, We consider certain factors including, but not limited to, the following:

   o The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will remit Purchase Payment allocations electronically, and any other factors pertaining to the characteristics of the group or the Plan which may enable the Company to reduce the expense of administration.

   o Determination of the Company's anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

   o   TPA and/or agent involvement.

This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Contract is terminated.


INSTALLATION CHARGE


An installation charge of $1,000 may be applied to Plans with an average balance per Participant of less than $5,000.

TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


The Company pays selected TPAs, some of which may be owned by or in which Your financial representative (where applicable) has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.



PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix F shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a one-time $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There may be a $50 annual maintenance fee per loan outstanding.



                                   TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS



Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.


Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


TRANSFERS FROM THE FIXED ACCOUNT


Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company's Dollar Cost Averaging Program are not allowed from the Fixed Account.

Please see "Appendix E -- Competing Funds" for more information.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Variable Global High Yield Bond Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows the Contract Owner or Participant to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.


You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. Transfers made under the DCA Program will be counted for purposes of determining whether You have reached the 20% limit on the amount that may be transferred out of the Fixed Account in any one year. However, We will allow You to transfer more than 20% out of the Fixed Account if the transfers are pre-authorized transfers made through the DCA Program. Transfers made under the DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a Funding Option, You may still participate in the DCA Program.


We will terminate the Participant's participation in the DCA Program upon notification of the Participant's death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.

TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US


You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Cash Surrender Value from one Funding Option to any contract not issued by Us, subject to the restrictions of the Fixed Account, if applicable.


TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US


Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.


TRANSFERS FROM CONTRACTS NOT ISSUED BY US


Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Maturity Date. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.


SYSTEMATIC WITHDRAWALS


Before the Maturity Date, Participants may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes, sales charge and surrender charge. To elect systematic withdrawals, Participants must have a Cash Value of at least $5,000 and must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which Participants have an interest, unless You or Your designee instruct Us otherwise. Participants may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS


We administer loan programs made available through Plans on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan on a pro-rata basis from the source(s) of money the Plan permits to be borrowed (e.g., money contributed to the Plan through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.


BENEFICIARY


For unallocated Contracts, You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits attributable to a Participant upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

The Beneficiary is the person or persons designated to receive payment of any death benefit upon the death of the Participant. For allocated Contracts, Participants name the Beneficiary for their Individual Account in a Written Request. The Beneficiary has the right to receive any benefits due under that Individual Account upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request, before the death of the Participant.

For allocated Contracts, unless an irrevocable Beneficiary has been named, Participants have the right to change the Beneficiary for their Individual Account by Written Request during the lifetime of the Participant and while the Contract continues.


ANNUITANT


The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------
DEATH BENEFITS PRIOR TO THE MATURITY DATE


For allocated Contracts, a death benefit may be provided in the event of death of the Participant subject to the rules described below. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions.

The Contract provides that in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the Participant's Individual Account or (b) the total Purchase Payments made under that Participant's Individual Account, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, (or value attributable to the Participant) less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

When provided, the death benefits calculated for an unallocated Contract are based on the Contract Value attributable to the Participant.

Under an unallocated Contract, We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check, by paying the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under any other settlement options that we may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or
3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.


If We are notified of Your death before any requested transaction is completed including transactions under a DCA Program, an automatic rebalancing program and systematic withdrawal program), We will cancel the request. As described above, the death benefit will be determined on the Death Report Date.




                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You, or at Your direction, Participants, can choose the month and the year in which those payments begin ("Maturity Date"). You, or at Your direction, Participants, can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options", in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in income payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.

At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION


Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract ($2,000), We reserve the right to terminate that Participant's Individual Account and move the Contract Value of that Participant's Individual Account to Your Account.

We will not terminate any Participant's Individual Account that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Participants We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.

However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract ($20,000 for allocated Contracts); or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.


   If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:


   (a)        accept no further payments for this Contract;

   (b) pay You the Cash Surrender Value of the Funding Options, or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c) pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.



MISSTATEMENT


We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.


Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS



Our Variable Annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our Variable Annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Underlying Funds will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times.




                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Brighthouse Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account QPN for Variable Annuities. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.


We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.


All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


For Federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION


The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.


PURCHASE PAYMENTS

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.


These exceptions include withdrawals or distributions made:

   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment;

   (c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs),

   (d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to SEPs and SIMPLEs),

   (e)        to pay IRS levies (and made after December 31, 1999),

   (f)        to pay deductible medical expenses, or

   (g) in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.

Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



ROLLOVERS AND TRANSFERS


Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA.


Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements;

   (b)        financial hardship; or

   (c)        for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Required Minimum Distribution ("RMD") amounts are required to be distributed from the Contract following your death depending on whether You die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".

If You die before reaching the Required Beginning Date (defined under "required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2 if your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether You die before or after your Required Beginning Date, the following will be applicable:

RMDs are required to be distributed from a Roth IRA after your death; and

If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "required Beginning Date" is April 1 following the later of:


   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.


For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 70 1/2 even if You have not retired, taking your first distribution no later than by April 1 of the year after You reach age 70 1/2.

For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs). The required minimum distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS


Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasure to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasure issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who request the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife's shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.



FINANCIAL STATEMENTS



The financial statements of the Company and for the Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF THE CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed Brighthouse Securities, LLC ("Brighthouse Securities") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to March 6, 2017, the principal underwriter and distributor of the Contracts was MetLife Investors Distribution Company. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities' management team and other expenses of distributing the Contracts. Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.

Brighthouse Securities' principal executive offices are located at 11225 North

Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at

1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

Brighthouse Securities, on behalf of the Company, enters into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by financial representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Contracts. Financial representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation is generally paid as a percentage of the Funding Options invested in the Contract. Alternatively, Brighthouse Securities may pay lower compensation on the Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to financial representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to financial representatives).

Brighthouse Securities has also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, Brighthouse Securities pays separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by financial representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities out of its own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its financial representatives to favor the Company's products. Brighthouse Securities has entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2017, as well as the range of additional compensation paid.).

Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.


From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. The Company may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, Metropolitan Life Insurance Company or MetLife Securities, Inc., with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.



RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



          FOR BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
      (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                            BRP -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.917           0.877                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2017   2.472           3.224                  67,557
                                                                       2016   2.477           2.472                 275,074
                                                                       2015   2.335           2.477                 378,980
                                                                       2014   2.300           2.335                 381,279
                                                                       2013   1.795           2.300               1,026,052
                                                                       2012   1.476           1.795               1,604,954
                                                                       2011   1.633           1.476               1,750,535
                                                                       2010   1.473           1.633               2,069,801
                                                                       2009   1.044           1.473               2,841,281
                                                                       2008   1.708           1.044               2,412,144
 American Funds Growth Subaccount (Class 2) (5/04).................... 2017   2.464           3.136                 322,575
                                                                       2016   2.268           2.464               1,931,443
                                                                       2015   2.140           2.268               1,990,221
                                                                       2014   1.988           2.140               2,283,347
                                                                       2013   1.540           1.988               2,808,346
                                                                       2012   1.317           1.540               3,547,320
                                                                       2011   1.387           1.317               4,924,916
                                                                       2010   1.178           1.387               5,335,625
                                                                       2009   0.852           1.178               5,699,057
                                                                       2008   1.532           0.852               4,896,716
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2017   2.206           2.678                  78,258
                                                                       2016   1.994           2.206                 372,418
                                                                       2015   1.981           1.994                 302,443
                                                                       2014   1.805           1.981                 304,567
                                                                       2013   1.363           1.805                 623,738
                                                                       2012   1.170           1.363                 771,459
                                                                       2011   1.201           1.170                 948,671
                                                                       2010   1.086           1.201               1,462,128
                                                                       2009   0.834           1.086               2,459,752
                                                                       2008   1.353           0.834               2,364,357
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)......... 2013   2.537           2.701                      --
                                                                       2012   2.091           2.537                 814,213
                                                                       2011   2.527           2.091               1,723,168
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......... 2008   2.726           2.634                      --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............... 2017   3.258           3.497                  62,271
                                                                       2016   2.871           3.258                 118,308
                                                                       2015   3.004           2.871                 118,101
                                                                       2014   2.925           3.004                 182,508
                                                                       2013   2.683           2.925                 189,352
                                                                       2012   2.313           2.683                 215,454
                                                                       2011   2.272           2.313                 471,243
                                                                       2010   1.971           2.272                 479,966
                                                                       2009   1.348           1.971                 833,120
                                                                       2008   1.791           1.348                 607,627

                              BRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.464
                                                                                       2016   1.354
                                                                                       2015   1.393
                                                                                       2014   1.336
                                                                                       2013   1.040
                                                                                       2012   0.898
                                                                                       2011   1.045
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2017   3.117
                                                                                       2016   2.394
                                                                                       2015   2.551
                                                                                       2014   2.528
                                                                                       2013   1.924
                                                                                       2012   1.644
                                                                                       2011   1.821
                                                                                       2010   1.531
                                                                                       2009   1.220
                                                                                       2008   1.753
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)....... 2017   1.045
                                                                                       2016   0.942
                                                                                       2015   1.100
                                                                                       2014   1.182
                                                                                       2013   1.252
                                                                                       2012   1.059
                                                                                       2011   1.309
                                                                                       2010   1.064
                                                                                       2009   0.634
                                                                                       2008   1.374
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.779
                                                                                       2008   1.368
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   1.909
                                                                                       2016   1.777
                                                                                       2015   1.715
                                                                                       2014   1.522
                                                                                       2013   1.143
                                                                                       2012   1.015
                                                                                       2011   1.021
                                                                                       2010   0.915
                                                                                       2009   0.773
                                                                                       2008   1.243
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.249
                                                                                       2016   1.245
                                                                                       2015   1.270
                                                                                       2014   1.126
                                                                                       2013   1.094
                                                                                       2012   0.874
                                                                                       2011   0.930
                                                                                       2010   0.806
                                                                                       2009   0.601
                                                                                       2008   1.037
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   4.166
                                                                                       2013   3.252
                                                                                       2012   2.669
                                                                                       2011   2.903
                                                                                       2010   2.668
                                                                                       2009   1.878
                                                                                       2008   3.256
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   4.783
                                                                                       2016   4.681
                                                                                       2015   4.906
                                                                                       2014   4.336
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2014   1.399
                                                                                       2013   0.968
                                                                                       2012   0.822
                                                                                       2011   0.802
                                                                                       2010   0.653
                                                                                       2009   0.495
                                                                                       2008   0.783



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 1.785                  21,720
                                                                                       1.464                  79,659
                                                                                       1.354                 210,708
                                                                                       1.393                 300,872
                                                                                       1.336                 322,706
                                                                                       1.040                 383,622
                                                                                       0.898                 735,855
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 3.454                  21,555
                                                                                       3.117                  82,856
                                                                                       2.394                  97,393
                                                                                       2.551                 133,125
                                                                                       2.528                 528,101
                                                                                       1.924                 771,409
                                                                                       1.644               1,060,235
                                                                                       1.821               1,425,054
                                                                                       1.531               1,961,018
                                                                                       1.220               1,763,923
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)....... 1.333                      --
                                                                                       1.045                  11,525
                                                                                       0.942                  35,044
                                                                                       1.100                  72,576
                                                                                       1.182                 141,476
                                                                                       1.252                 402,651
                                                                                       1.059                 293,625
                                                                                       1.309                 295,554
                                                                                       1.064                 240,192
                                                                                       0.634                  47,192
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.742                      --
                                                                                       0.779               1,775,749
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.310                  12,923
                                                                                       1.909                  20,744
                                                                                       1.777                  18,976
                                                                                       1.715                 108,343
                                                                                       1.522                 123,136
                                                                                       1.143                 233,386
                                                                                       1.015                 222,239
                                                                                       1.021                 270,808
                                                                                       0.915                 164,235
                                                                                       0.773                 186,496
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.375                  26,630
                                                                                       1.249                  74,778
                                                                                       1.245                 166,484
                                                                                       1.270                 268,623
                                                                                       1.126                 427,952
                                                                                       1.094                 587,829
                                                                                       0.874                 956,860
                                                                                       0.930               1,266,959
                                                                                       0.806               1,773,288
                                                                                       0.601               1,594,940
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 4.349                      --
                                                                                       4.166                 581,430
                                                                                       3.252                 833,634
                                                                                       2.669               1,092,605
                                                                                       2.903               1,976,265
                                                                                       2.668               3,625,488
                                                                                       1.878               3,742,050
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 5.632                 119,948
                                                                                       4.783                 231,270
                                                                                       4.681                 310,530
                                                                                       4.906                 381,029
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.466                      --
                                                                                       1.399                  33,739
                                                                                       0.968                  61,500
                                                                                       0.822                  43,472
                                                                                       0.802                  22,669
                                                                                       0.653                  13,080
                                                                                       0.495                     278

                             BRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2017   1.433
                                                                                      2016   1.340
                                                                                      2015   1.360
                                                                                      2014   1.293
                                                                                      2013   1.100
                                                                                      2012   0.976
                                                                                      2011   1.006
                                                                                      2010   0.904
                                                                                      2009   0.704
                                                                                      2008   1.001
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2017   1.452
                                                                                      2016   1.343
                                                                                      2015   1.364
                                                                                      2014   1.293
                                                                                      2013   1.042
                                                                                      2012   0.904
                                                                                      2011   0.957
                                                                                      2010   0.850
                                                                                      2009   0.639
                                                                                      2008   1.000
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2017   1.396
                                                                                      2016   1.315
                                                                                      2015   1.335
                                                                                      2014   1.268
                                                                                      2013   1.126
                                                                                      2012   1.024
                                                                                      2011   1.031
                                                                                      2010   0.945
                                                                                      2009   0.772
                                                                                      2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)...................... 2017   2.481
                                                                                      2016   2.306
                                                                                      2015   2.429
                                                                                      2014   2.592
                                                                                      2013   1.998
                                                                                      2012   1.555
                                                                                      2011   1.823
                                                                                      2010   1.575
                                                                                      2009   1.021
                                                                                      2008   1.736
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).................................. 2017   2.805
                                                                                      2016   2.411
                                                                                      2015   2.585
                                                                                      2014   2.383
                                                                                      2013   1.775
                                                                                      2012   1.509
                                                                                      2011   1.544
                                                                                      2010   1.355
                                                                                      2009   1.080
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 2017   2.452
                                                                                      2016   2.213
                                                                                      2015   2.263
                                                                                      2014   2.108
                                                                                      2013   1.512
                                                                                      2012   1.286
                                                                                      2011   1.308
                                                                                      2010   1.042
                                                                                      2009   0.783
                                                                                      2008   1.285
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).......................... 2017   2.310
                                                                                      2016   1.779
                                                                                      2015   1.934
                                                                                      2014   1.863
                                                                                      2013   1.409
                                                                                      2012   1.228
                                                                                      2011   1.377
                                                                                      2010   1.162
                                                                                      2009   0.907
                                                                                      2008   1.223
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 2009   0.879
                                                                                      2008   1.184



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.661                      --
                                                                                      1.433                  38,771
                                                                                      1.340                  34,067
                                                                                      1.360                  29,280
                                                                                      1.293                  49,126
                                                                                      1.100                  66,663
                                                                                      0.976                  67,367
                                                                                      1.006                  89,286
                                                                                      0.904                 411,958
                                                                                      0.704                  17,495
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.748                  13,172
                                                                                      1.452                  52,873
                                                                                      1.343                 266,028
                                                                                      1.364                 249,169
                                                                                      1.293                 353,321
                                                                                      1.042                 506,346
                                                                                      0.904                 529,842
                                                                                      0.957                 509,334
                                                                                      0.850                 527,797
                                                                                      0.639                  72,315
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.564                      --
                                                                                      1.396                  19,491
                                                                                      1.315                 171,117
                                                                                      1.335                 150,961
                                                                                      1.268                 154,622
                                                                                      1.126                 150,743
                                                                                      1.024                 148,802
                                                                                      1.031                 110,193
                                                                                      0.945                 316,411
                                                                                      0.772                  31,425
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)...................... 3.218                  53,519
                                                                                      2.481                  78,761
                                                                                      2.306                 149,500
                                                                                      2.429                 360,592
                                                                                      2.592                 435,312
                                                                                      1.998                 629,697
                                                                                      1.555                 870,375
                                                                                      1.823               1,212,355
                                                                                      1.575               1,845,543
                                                                                      1.021               1,657,320
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).................................. 3.285                      --
                                                                                      2.805                   2,131
                                                                                      2.411                  22,870
                                                                                      2.585                  31,948
                                                                                      2.383                  49,031
                                                                                      1.775                  55,425
                                                                                      1.509                 141,753
                                                                                      1.544                 221,235
                                                                                      1.355                 196,612
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 3.056                  54,783
                                                                                      2.452                 137,851
                                                                                      2.213                 144,310
                                                                                      2.263                 189,046
                                                                                      2.108                 192,455
                                                                                      1.512                 264,696
                                                                                      1.286                 302,044
                                                                                      1.308                 298,962
                                                                                      1.042                 317,069
                                                                                      0.783                 253,089
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).......................... 2.374                  12,283
                                                                                      2.310                  14,023
                                                                                      1.779                  17,584
                                                                                      1.934                  20,716
                                                                                      1.863                 122,980
                                                                                      1.409                 113,256
                                                                                      1.228                 147,513
                                                                                      1.377                  73,144
                                                                                      1.162                  69,253
                                                                                      0.907                  14,965
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 0.871                      --
                                                                                      0.879                  99,237

BRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)                                 UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................ 2011   0.689           0.734                      --
                                                                           2010   0.647           0.689                   7,545
                                                                           2009   0.473           0.647                  65,840
                                                                           2008   0.902           0.473                   3,556
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2017   2.007           2.007                      --
                                                                           2016   1.943           2.007                      --
                                                                           2015   1.996           1.943                 350,975
                                                                           2014   1.914           1.996                 420,331
                                                                           2013   1.783           1.914                 370,223
                                                                           2012   1.588           1.783                 425,061
                                                                           2011   1.527           1.588                 316,826
                                                                           2010   1.360           1.527                 498,560
                                                                           2009   1.000           1.360                 360,026
                                                                           2008   1.235           1.000                 125,518
 BHFTI MFS(R) Research International Subaccount (Class B) (4/08).......... 2017   1.652           2.100                      --
                                                                           2016   1.680           1.652                      --
                                                                           2015   1.724           1.680                     547
                                                                           2014   1.868           1.724                   2,417
                                                                           2013   1.579           1.868                   4,655
                                                                           2012   1.364           1.579                   4,986
                                                                           2011   1.540           1.364                  53,097
                                                                           2010   1.393           1.540                  53,444
                                                                           2009   1.067           1.393                 225,983
                                                                           2008   1.821           1.067                  20,303
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................ 2013   2.741           2.979                      --
                                                                           2012   2.617           2.741                 105,457
                                                                           2011   2.781           2.617                 221,738
                                                                           2010   2.274           2.781                 282,061
                                                                           2009   1.672           2.274                 416,319
                                                                           2008   1.159           1.672                 392,586
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.898           1.011                      --
                                                                           2011   0.914           0.898                  27,376
                                                                           2010   0.840           0.914                   6,557
                                                                           2009   0.588           0.840                  49,224
                                                                           2008   1.044           0.588                     473
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/08).............. 2013   2.217           2.796                      --
                                                                           2012   1.845           2.217                  68,972
                                                                           2011   2.030           1.845                  74,778
                                                                           2010   1.765           2.030                 118,581
                                                                           2009   1.273           1.765                  90,992
                                                                           2008   2.047           1.273                   2,333
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2017   1.217           1.653                 130,255
                                                                           2016   1.223           1.217                 707,745
                                                                           2015   1.185           1.223                 902,197
                                                                           2014   1.169           1.185               1,004,025
                                                                           2013   1.015           1.169               1,354,789
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2017   1.402           1.444                     167
                                                                           2016   1.344           1.402                 118,960
                                                                           2015   1.395           1.344                 159,897
                                                                           2014   1.363           1.395                 311,740
                                                                           2013   1.509           1.363                 388,665
                                                                           2012   1.392           1.509                 850,854
                                                                           2011   1.258           1.392                 887,176
                                                                           2010   1.175           1.258               1,082,945
                                                                           2009   1.000           1.175                 981,329
                                                                           2008   1.080           1.000                 574,692
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................... 2017   2.049           2.124                      --
                                                                           2016   2.013           2.049                 132,753
                                                                           2015   2.029           2.013                 225,217
                                                                           2014   1.963           2.029                 509,831
                                                                           2013   2.017           1.963                 688,816
                                                                           2012   1.861           2.017               1,225,302
                                                                           2011   1.818           1.861               1,520,310
                                                                           2010   1.695           1.818               2,690,472
                                                                           2009   1.513           1.695               2,594,022

                                        BRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.425           2.425                      --
                                                                          2016   2.404           2.425                      --
                                                                          2015   2.422           2.404                   9,963
                                                                          2014   2.196           2.422                  12,779
                                                                          2013   1.664           2.196                  11,788
                                                                          2012   1.517           1.664                  28,425
                                                                          2011   1.602           1.517                  61,754
                                                                          2010   1.389           1.602                 126,928
                                                                          2009   1.130           1.389                 105,810
                                                                          2008   1.696           1.130                 144,685
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   2.826           2.826                      --
                                                                          2016   2.749           2.826                      --
                                                                          2015   2.808           2.749                  45,613
                                                                          2014   2.706           2.808                  57,169
                                                                          2013   2.686           2.706                 137,914
                                                                          2012   2.426           2.686                 201,044
                                                                          2011   2.360           2.426                 322,797
                                                                          2010   2.121           2.360                 589,802
                                                                          2009   1.606           2.121                 756,850
                                                                          2008   1.814           1.606                 621,487
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   0.525           0.550                      --
                                                                          2012   0.472           0.525                 228,601
                                                                          2011   0.581           0.472                 300,872
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.753           2.033                 148,965
                                                                          2016   1.524           1.753                 429,760
                                                                          2015   1.593           1.524                 438,330
                                                                          2014   1.418           1.593                 704,220
                                                                          2013   1.068           1.418                 928,269
                                                                          2012   0.913           1.068               1,728,671
                                                                          2011   0.958           0.913               3,063,814
                                                                          2010   0.826           0.958               3,960,683
                                                                          2009   0.703           0.826               5,690,022
                                                                          2008   1.113           0.703               6,174,571
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.541           1.790                     471
                                                                          2016   1.339           1.541                   7,556
                                                                          2015   1.398           1.339                   1,344
                                                                          2014   1.275           1.398                  10,182
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2017   2.087           2.267                  90,463
                                                                          2016   1.822           2.087                  95,799
                                                                          2015   2.018           1.822                 146,784
                                                                          2014   1.855           2.018                 217,309
                                                                          2013   1.435           1.855                 214,488
                                                                          2012   1.261           1.435                 177,108
                                                                          2011   1.320           1.261                 380,454
                                                                          2010   1.060           1.320                 531,985
                                                                          2009   0.845           1.060                 653,915
                                                                          2008   1.390           0.845                 445,377
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................ 2017   2.133           2.203                 233,538
                                                                          2016   2.085           2.133                 341,695
                                                                          2015   2.090           2.085                 391,663
                                                                          2014   1.967           2.090                 614,189
                                                                          2013   1.998           1.967                 576,488
                                                                          2012   1.873           1.998                 759,677
                                                                          2011   1.772           1.873                 819,413
                                                                          2010   1.649           1.772               1,034,495
                                                                          2009   1.518           1.649               1,415,217
                                                                          2008   1.585           1.518                 923,773
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)....... 2017   2.538           3.372                  34,429
                                                                          2016   2.556           2.538                 725,289
                                                                          2015   2.425           2.556                 807,262
                                                                          2014   2.244           2.425                 903,032
                                                                          2013   1.686           2.244               1,146,255
                                                                          2012   1.486           1.686               1,494,273
                                                                          2011   1.645           1.486               1,939,432
                                                                          2010   1.384           1.645               2,648,950
                                                                          2009   1.093           1.384               3,320,926
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)....... 2009   2.176           2.268                      --
                                                                          2008   3.349           2.176                  24,582

                           BRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)............. 2017   1.218
                                                                                 2016   1.226
                                                                                 2015   1.236
                                                                                 2014   1.245
                                                                                 2013   1.255
                                                                                 2012   1.266
                                                                                 2011   1.276
                                                                                 2010   1.283
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)............. 2017   1.479
                                                                                 2016   1.426
                                                                                 2015   1.446
                                                                                 2014   1.396
                                                                                 2013   1.349
                                                                                 2012   1.246
                                                                                 2011   1.216
                                                                                 2010   1.114
                                                                                 2009   0.932
                                                                                 2008   1.097
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)............. 2017   1.516
                                                                                 2016   1.440
                                                                                 2015   1.467
                                                                                 2014   1.410
                                                                                 2013   1.281
                                                                                 2012   1.159
                                                                                 2011   1.156
                                                                                 2010   1.045
                                                                                 2009   0.852
                                                                                 2008   1.095
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)............. 2017   1.525
                                                                                 2016   1.435
                                                                                 2015   1.465
                                                                                 2014   1.406
                                                                                 2013   1.201
                                                                                 2012   1.069
                                                                                 2011   1.093
                                                                                 2010   0.973
                                                                                 2009   0.776
                                                                                 2008   1.095
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)............. 2017   1.512
                                                                                 2016   1.409
                                                                                 2015   1.445
                                                                                 2014   1.384
                                                                                 2013   1.123
                                                                                 2012   0.981
                                                                                 2011   1.027
                                                                                 2010   0.903
                                                                                 2009   0.705
                                                                                 2008   1.095
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2017   1.826
                                                                                 2016   1.720
                                                                                 2015   1.690
                                                                                 2014   1.541
                                                                                 2013   1.288
                                                                                 2012   1.156
                                                                                 2011   1.122
                                                                                 2010   1.032
                                                                                 2009   0.885
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2017   1.961
                                                                                 2016   1.842
                                                                                 2015   1.813
                                                                                 2014   1.652
                                                                                 2013   1.246
                                                                                 2012   1.113
                                                                                 2011   1.169
                                                                                 2010   1.052
                                                                                 2009   0.803
                                                                                 2008   1.294
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   1.017
                                                                                 2008   1.858



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)............. 1.218                 704,592
                                                                                 1.218                 862,017
                                                                                 1.226               1,235,110
                                                                                 1.236               1,458,551
                                                                                 1.245               2,132,408
                                                                                 1.255               3,726,830
                                                                                 1.266               4,663,936
                                                                                 1.276               7,246,877
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)............. 1.569                     791
                                                                                 1.479                  25,154
                                                                                 1.426                  96,723
                                                                                 1.446                 133,540
                                                                                 1.396                 150,339
                                                                                 1.349                 249,469
                                                                                 1.246                 782,500
                                                                                 1.216                 734,008
                                                                                 1.114               1,125,722
                                                                                 0.932                 806,829
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)............. 1.664                   1,015
                                                                                 1.516                  60,957
                                                                                 1.440                 155,276
                                                                                 1.467                 217,217
                                                                                 1.410                 285,756
                                                                                 1.281                 597,519
                                                                                 1.159               1,314,810
                                                                                 1.156               1,104,924
                                                                                 1.045               1,111,571
                                                                                 0.852               1,143,124
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)............. 1.736                 292,833
                                                                                 1.525                 339,591
                                                                                 1.435                 573,060
                                                                                 1.465                 907,725
                                                                                 1.406               1,051,276
                                                                                 1.201               1,363,747
                                                                                 1.069               1,993,632
                                                                                 1.093               2,147,689
                                                                                 0.973               3,679,848
                                                                                 0.776               2,380,180
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)............. 1.787                  48,436
                                                                                 1.512                 208,903
                                                                                 1.409                 550,579
                                                                                 1.445                 849,776
                                                                                 1.384               1,237,083
                                                                                 1.123               1,778,797
                                                                                 0.981               3,047,170
                                                                                 1.027               4,390,526
                                                                                 0.903               4,192,022
                                                                                 0.705               3,188,727
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2.085                      --
                                                                                 1.826                  12,813
                                                                                 1.720                 112,481
                                                                                 1.690                 143,611
                                                                                 1.541                  48,227
                                                                                 1.288                  43,422
                                                                                 1.156                 169,779
                                                                                 1.122                  61,036
                                                                                 1.032                 118,571
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2.317                  25,151
                                                                                 1.961                  63,399
                                                                                 1.842                  73,668
                                                                                 1.813                  94,898
                                                                                 1.652                 108,804
                                                                                 1.246                 295,792
                                                                                 1.113                 376,390
                                                                                 1.169                 615,415
                                                                                 1.052               1,339,733
                                                                                 0.803               1,466,316
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 1.064                      --
                                                                                 1.017               2,060,476

                                        BRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.989           2.195                      --
                                                                          2012   1.734           1.989                 624,684
                                                                          2011   1.865           1.734                 713,176
                                                                          2010   1.642           1.865                 914,518
                                                                          2009   1.360           1.642               1,098,895
                                                                          2008   2.248           1.360               1,315,072
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2017   1.134           1.408                  98,208
                                                                          2016   1.086           1.134                 200,631
                                                                          2015   1.065           1.086                 260,721
                                                                          2014   0.967           1.065                 364,030
                                                                          2013   0.735           0.967                 396,335
                                                                          2012   0.668           0.735                 563,876
                                                                          2011   0.695           0.668               1,027,250
                                                                          2010   0.608           0.695               1,318,428
                                                                          2009   0.411           0.608               2,047,156
                                                                          2008   0.763           0.411               2,339,277
 BHFTII Jennison Growth Subaccount (Class A) (4/12)...................... 2017   1.567           2.135                   8,147
                                                                          2016   1.577           1.567                 330,472
                                                                          2015   1.435           1.577                 315,086
                                                                          2014   1.326           1.435                 305,249
                                                                          2013   0.976           1.326                 298,089
                                                                          2012   1.010           0.976                 304,182
 BHFTII Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.890           1.020                      --
                                                                          2011   0.895           0.890                 255,048
                                                                          2010   0.811           0.895                 251,753
                                                                          2009   0.586           0.811                 337,292
                                                                          2008   0.879           0.586                 363,719
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.964           1.048                      --
                                                                          2010   0.840           0.964                 713,719
                                                                          2009   0.644           0.840               2,533,213
                                                                          2008   1.090           0.644               1,846,167
 BHFTII MetLife Stock Index Subaccount (Class A) (5/09).................. 2017   2.090           2.520                 193,447
                                                                          2016   1.887           2.090               1,831,694
                                                                          2015   1.880           1.887               1,886,367
                                                                          2014   1.672           1.880               2,145,446
                                                                          2013   1.277           1.672               2,391,442
                                                                          2012   1.112           1.277               2,909,074
                                                                          2011   1.100           1.112               4,246,551
                                                                          2010   0.966           1.100               5,169,435
                                                                          2009   0.780           0.966                 330,228
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   2.064           2.198                      --
                                                                          2016   1.762           2.064                   9,537
                                                                          2015   1.893           1.762                   7,869
                                                                          2014   1.740           1.893                  19,379
                                                                          2013   1.331           1.740                  16,398
                                                                          2012   1.177           1.331                  98,374
                                                                          2011   1.163           1.177                  80,346
                                                                          2010   1.076           1.163                  83,627
                                                                          2009   0.977           1.076                  32,097
                                                                          2008   1.426           0.977                   6,490
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06).................. 2017   3.541           3.943                 107,544
                                                                          2016   3.276           3.541                 315,114
                                                                          2015   3.314           3.276                 401,708
                                                                          2014   3.081           3.314                 579,082
                                                                          2013   2.615           3.081                 913,259
                                                                          2012   2.367           2.615               1,196,076
                                                                          2011   2.335           2.367               1,752,591
                                                                          2010   2.142           2.335               2,268,630
                                                                          2009   1.824           2.142               2,831,600
                                                                          2008   2.367           1.824               3,137,526
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)......................... 2017   2.612           3.058                 327,285
                                                                          2016   2.302           2.612                 704,162
                                                                          2015   2.324           2.302                 822,421
                                                                          2014   2.114           2.324               1,380,764
                                                                          2013   1.570           2.114               1,769,921
                                                                          2012   1.357           1.570               1,330,910
                                                                          2011   1.356           1.357               1,378,089
                                                                          2010   1.227           1.356               1,496,538
                                                                          2009   1.024           1.227               1,675,505
                                                                          2008   1.529           1.024               1,412,808

                            BRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   4.389
                                                                                    2016   3.728
                                                                                    2015   3.736
                                                                                    2014   3.766
                                                                                    2013   2.999
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   2.080
                                                                                    2016   2.065
                                                                                    2015   1.884
                                                                                    2014   1.745
                                                                                    2013   1.268
                                                                                    2012   1.077
                                                                                    2011   1.100
                                                                                    2010   0.950
                                                                                    2009   0.669
                                                                                    2008   1.164
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.960
                                                                                    2016   2.677
                                                                                    2015   2.633
                                                                                    2014   2.489
                                                                                    2013   1.740
                                                                                    2012   1.514
                                                                                    2011   1.504
                                                                                    2010   1.126
                                                                                    2009   0.819
                                                                                    2008   1.239
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.341
                                                                                    2016   1.333
                                                                                    2015   1.334
                                                                                    2014   1.306
                                                                                    2013   1.324
                                                                                    2012   1.289
                                                                                    2011   1.230
                                                                                    2010   1.170
                                                                                    2009   1.129
                                                                                    2008   1.140
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)....................... 2008   1.354
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)................. 2008   1.306
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).................... 2017   2.741
                                                                                    2016   2.565
                                                                                    2015   2.575
                                                                                    2014   2.325
                                                                                    2013   1.789
                                                                                    2012   1.553
                                                                                    2011   1.610
                                                                                    2010   1.388
                                                                                    2009   1.033
                                                                                    2008   1.817
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 2017   3.818
                                                                                    2016   3.439
                                                                                    2015   3.524
                                                                                    2014   3.350
                                                                                    2013   2.486
                                                                                    2012   2.187
                                                                                    2011   2.473
                                                                                    2010   1.939
                                                                                    2009   1.399
                                                                                    2008   2.334
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01).............. 2017   1.912
                                                                                    2016   1.851
                                                                                    2015   1.916
                                                                                    2014   1.797
                                                                                    2013   1.311
                                                                                    2012   1.193
                                                                                    2011   1.263
                                                                                    2010   0.998
                                                                                    2009   0.701
                                                                                    2008   1.228



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 5.040                   3,120
                                                                                    4.389                  32,949
                                                                                    3.728                  26,272
                                                                                    3.736                  53,006
                                                                                    3.766                  59,321
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2.755                  67,264
                                                                                    2.080                 132,972
                                                                                    2.065                 131,545
                                                                                    1.884                 125,982
                                                                                    1.745                 165,349
                                                                                    1.268                 294,619
                                                                                    1.077                 354,944
                                                                                    1.100                 733,060
                                                                                    0.950                 724,597
                                                                                    0.669                 543,259
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 3.598                  35,251
                                                                                    2.960               1,264,606
                                                                                    2.677               1,312,695
                                                                                    2.633               1,416,772
                                                                                    2.489               1,654,261
                                                                                    1.740               1,964,027
                                                                                    1.514               2,519,394
                                                                                    1.504               2,810,024
                                                                                    1.126               3,252,862
                                                                                    0.819               2,882,502
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.358                   8,863
                                                                                    1.341                  85,984
                                                                                    1.333                  92,133
                                                                                    1.334                 199,310
                                                                                    1.306                 306,468
                                                                                    1.324               1,040,118
                                                                                    1.289               1,763,398
                                                                                    1.230               2,080,474
                                                                                    1.170               2,562,680
                                                                                    1.129               2,263,419
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)....................... 1.299                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)................. 1.236                      --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).................... 3.306                 215,632
                                                                                    2.741                 365,530
                                                                                    2.565                 378,513
                                                                                    2.575                 429,146
                                                                                    2.325                 894,287
                                                                                    1.789               1,034,439
                                                                                    1.553               1,298,771
                                                                                    1.610               1,953,229
                                                                                    1.388               2,926,995
                                                                                    1.033               2,891,551
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 4.566                 169,341
                                                                                    3.818                 284,713
                                                                                    3.439                 326,751
                                                                                    3.524                 446,195
                                                                                    3.350                 878,042
                                                                                    2.486               1,311,534
                                                                                    2.187               1,992,674
                                                                                    2.473               2,288,272
                                                                                    1.939               2,889,712
                                                                                    1.399               3,317,106
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01).............. 2.303                     575
                                                                                    1.912                 182,488
                                                                                    1.851                 183,145
                                                                                    1.916                 178,618
                                                                                    1.797                 173,544
                                                                                    1.311                 163,377
                                                                                    1.193                 226,459
                                                                                    1.263                 328,424
                                                                                    0.998                 544,904
                                                                                    0.701                 610,380

                           BRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2017   2.690
                                                                                  2016   2.309
                                                                                  2015   2.895
                                                                                  2014   3.185
                                                                                  2013   3.241
                                                                                  2012   2.887
                                                                                  2011   3.458
                                                                                  2010   2.965
                                                                                  2009   1.732
                                                                                  2008   3.691
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.663
                                                                                  2016   1.564
                                                                                  2015   1.687
                                                                                  2014   1.913
                                                                                  2013   1.568
                                                                                  2012   1.337
                                                                                  2011   1.508
                                                                                  2010   1.402
                                                                                  2009   1.032
                                                                                  2008   1.744
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.162
                                                                                  2009   0.932
                                                                                  2008   1.323
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 2017   1.309
                                                                                  2016   1.177
                                                                                  2015   1.144
                                                                                  2014   1.027
                                                                                  2013   0.784
                                                                                  2012   0.676
                                                                                  2011   0.693
                                                                                  2010   0.556
                                                                                  2009   0.388
                                                                                  2008   0.697
 Janus Henderson Global Technology Subaccount (Service Shares) (5/00)............ 2011   0.543
                                                                                  2010   0.440
                                                                                  2009   0.283
                                                                                  2008   0.509
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 2010   1.045
                                                                                  2009   0.836
                                                                                  2008   1.347
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2017   2.821
                                                                                  2016   2.633
                                                                                  2015   2.676
                                                                                  2014   2.494
                                                                                  2013   2.509
                                                                                  2012   2.209
                                                                                  2011   2.117
                                                                                  2010   1.914
                                                                                  2009   1.443
                                                                                  2008   1.890
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.250
                                                                                  2010   2.109
                                                                                  2009   1.626
                                                                                  2008   2.899
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2017   2.294
                                                                                  2016   2.285
                                                                                  2015   2.344
                                                                                  2014   1.962
                                                                                  2013   1.339
                                                                                  2012   1.137
                                                                                  2011   1.118
                                                                                  2010   0.902
                                                                                  2009   0.675
                                                                                  2008   1.142



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 3.747                   3,937
                                                                                  2.690                  62,684
                                                                                  2.309                  78,872
                                                                                  2.895                 158,943
                                                                                  3.185                 238,342
                                                                                  3.241                 380,339
                                                                                  2.887                 445,269
                                                                                  3.458                 740,739
                                                                                  2.965               1,175,308
                                                                                  1.732                 980,399
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 1.926                  95,734
                                                                                  1.663                 100,522
                                                                                  1.564                  95,428
                                                                                  1.687                 110,462
                                                                                  1.913                 131,014
                                                                                  1.568                 324,580
                                                                                  1.337                 376,835
                                                                                  1.508                 708,770
                                                                                  1.402                 752,933
                                                                                  1.032                 697,982
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 1.181                      --
                                                                                  1.162                 193,808
                                                                                  0.932                 195,698
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 1.651                  86,882
                                                                                  1.309                 473,202
                                                                                  1.177                 523,306
                                                                                  1.144                 713,616
                                                                                  1.027                 840,213
                                                                                  0.784               1,306,308
                                                                                  0.676               1,601,874
                                                                                  0.693               2,312,305
                                                                                  0.556               2,717,306
                                                                                  0.388               2,279,516
 Janus Henderson Global Technology Subaccount (Service Shares) (5/00)............ 0.583                      --
                                                                                  0.543                 351,339
                                                                                  0.440                 638,503
                                                                                  0.283                 599,307
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 1.114                      --
                                                                                  1.045               4,124,575
                                                                                  0.836               5,138,227
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 3.000                     223
                                                                                  2.821                  25,229
                                                                                  2.633                  55,546
                                                                                  2.676                  90,668
                                                                                  2.494                  87,846
                                                                                  2.509                 138,643
                                                                                  2.209                 180,404
                                                                                  2.117                 221,520
                                                                                  1.914                 270,213
                                                                                  1.443                 418,267
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2.524                      --
                                                                                  2.250               2,301,640
                                                                                  2.109               2,502,776
                                                                                  1.626               2,785,648
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2.646                  30,784
                                                                                  2.294                  21,868
                                                                                  2.285                 121,482
                                                                                  2.344                 486,725
                                                                                  1.962                 497,202
                                                                                  1.339                 668,624
                                                                                  1.137               1,052,284
                                                                                  1.118               1,572,838
                                                                                  0.902               1,669,887
                                                                                  0.675               1,581,500

                           BRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.263
                                                                                  2013   0.963
                                                                                  2012   0.845
                                                                                  2011   0.908
                                                                                  2010   0.785
                                                                                  2009   0.611
                                                                                  2008   0.972
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2017   2.813
                                                                                  2016   2.583
                                                                                  2015   2.563
                                                                                  2014   2.328
                                                                                  2013   1.805
                                                                                  2012   1.569
                                                                                  2011   1.542
                                                                                  2010   1.380
                                                                                  2009   1.139
                                                                                  2008   1.624
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.462
                                                                                  2016   2.158
                                                                                  2015   2.274
                                                                                  2014   2.017
                                                                                  2013   1.615
                                                                                  2012   1.425
                                                                                  2011   1.332
                                                                                  2010   1.196
                                                                                  2009   0.981
                                                                                  2008   1.521
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2017   3.672
                                                                                  2016   3.447
                                                                                  2015   3.165
                                                                                  2014   2.798
                                                                                  2013   2.046
                                                                                  2012   1.714
                                                                                  2011   1.739
                                                                                  2010   1.596
                                                                                  2009   1.130
                                                                                  2008   1.817
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   3.032
                                                                                  2016   2.705
                                                                                  2015   2.807
                                                                                  2014   2.533
                                                                                  2013   1.929
                                                                                  2012   1.669
                                                                                  2011   1.603
                                                                                  2010   1.476
                                                                                  2009   1.195
                                                                                  2008   1.872
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........ 2017   2.652
                                                                                  2016   2.527
                                                                                  2015   2.664
                                                                                  2014   2.580
                                                                                  2013   1.768
                                                                                  2012   1.493
                                                                                  2011   1.484
                                                                                  2010   1.195
                                                                                  2009   0.844
                                                                                  2008   1.435
 LMPVET Equity Index Subaccount (Class II) (5/04)................................ 2009   0.829
                                                                                  2008   1.337
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   1.045
                                                                                  2010   0.965
                                                                                  2009   0.828
                                                                                  2008   1.059



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.273                      --
                                                                                  1.263                  22,572
                                                                                  0.963                  89,079
                                                                                  0.845                 445,369
                                                                                  0.908                 830,213
                                                                                  0.785               1,004,258
                                                                                  0.611               1,222,874
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 3.336                   9,693
                                                                                  2.813                  53,212
                                                                                  2.583                  72,551
                                                                                  2.563                  76,339
                                                                                  2.328                 122,641
                                                                                  1.805                 386,756
                                                                                  1.569                 772,756
                                                                                  1.542               1,015,282
                                                                                  1.380               1,276,517
                                                                                  1.139               1,593,284
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.911                   3,935
                                                                                  2.462                  31,668
                                                                                  2.158                  50,071
                                                                                  2.274                  41,367
                                                                                  2.017                  61,005
                                                                                  1.615                  69,027
                                                                                  1.425                 114,586
                                                                                  1.332                 130,876
                                                                                  1.196                 327,769
                                                                                  0.981                 422,662
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 4.581                   3,110
                                                                                  3.672                  13,466
                                                                                  3.447                  65,674
                                                                                  3.165                  88,092
                                                                                  2.798                  94,039
                                                                                  2.046                 137,767
                                                                                  1.714                 312,259
                                                                                  1.739                 401,779
                                                                                  1.596                 415,809
                                                                                  1.130                 510,603
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 3.455                  14,713
                                                                                  3.032                  24,603
                                                                                  2.705                  22,388
                                                                                  2.807                  25,439
                                                                                  2.533                 313,669
                                                                                  1.929                 383,256
                                                                                  1.669                 595,928
                                                                                  1.603                 639,416
                                                                                  1.476                 738,787
                                                                                  1.195                 712,858
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........ 3.270                   2,270
                                                                                  2.652                  14,101
                                                                                  2.527                  39,464
                                                                                  2.664                 393,952
                                                                                  2.580                 456,683
                                                                                  1.768                 527,708
                                                                                  1.493                 572,535
                                                                                  1.484                 785,742
                                                                                  1.195                 847,183
                                                                                  0.844                 793,971
 LMPVET Equity Index Subaccount (Class II) (5/04)................................ 0.809                      --
                                                                                  0.829               1,585,166
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 1.035                      --
                                                                                  1.045                 262,863
                                                                                  0.965                 225,252
                                                                                  0.828                 263,786

                               BRP -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2017   2.741
                                                                                         2016   2.390
                                                                                         2015   2.558
                                                                                         2014   2.609
                                                                                         2013   2.475
                                                                                         2012   2.108
                                                                                         2011   2.090
                                                                                         2010   1.833
                                                                                         2009   1.188
                                                                                         2008   1.731
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.286
                                                                                         2009   1.293
                                                                                         2008   1.271
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 2009   1.456
                                                                                         2008   1.401
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2017   1.903
                                                                                         2016   1.806
                                                                                         2015   1.852
                                                                                         2014   1.708
                                                                                         2013   1.450
                                                                                         2012   1.321
                                                                                         2011   1.332
                                                                                         2010   1.197
                                                                                         2009   0.982
                                                                                         2008   1.324
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 2009   1.074
                                                                                         2008   1.687



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2.954                   8,568
                                                                                         2.741                  26,737
                                                                                         2.390                  26,179
                                                                                         2.558                  43,073
                                                                                         2.609                  49,042
                                                                                         2.475                 121,024
                                                                                         2.108                 174,728
                                                                                         2.090                 283,568
                                                                                         1.833                 465,289
                                                                                         1.188                 484,301
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 1.283                      --
                                                                                         1.286              10,281,238
                                                                                         1.293              10,439,677
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 1.509                      --
                                                                                         1.456               2,222,495
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2.204               1,639,077
                                                                                         1.903               1,696,328
                                                                                         1.806               1,774,953
                                                                                         1.852               1,879,266
                                                                                         1.708               1,960,793
                                                                                         1.450               2,037,145
                                                                                         1.321               1,966,041
                                                                                         1.332               2,053,890
                                                                                         1.197               2,476,231
                                                                                         0.982               2,517,105
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 1.045                      --
                                                                                         1.074                 115,353





                                            BRP -- SEPARATE ACCOUNT CHARGES 1.50%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.876           0.835                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2017   2.262           2.930                 490,045
                                                                       2016   2.282           2.262                 607,817
                                                                       2015   2.167           2.282                 736,995
                                                                       2014   2.150           2.167                 852,595
                                                                       2013   1.689           2.150               1,048,802
                                                                       2012   1.399           1.689               1,041,246
                                                                       2011   1.559           1.399               2,321,163
                                                                       2010   1.416           1.559               3,630,589
                                                                       2009   1.010           1.416               4,620,155
                                                                       2008   1.664           1.010               5,024,251
 American Funds Growth Subaccount (Class 2) (5/04).................... 2017   2.255           2.850                 381,877
                                                                       2016   2.091           2.255                 589,081
                                                                       2015   1.986           2.091                 757,639
                                                                       2014   1.858           1.986                 989,909
                                                                       2013   1.450           1.858               1,378,294
                                                                       2012   1.248           1.450               1,561,413
                                                                       2011   1.324           1.248               3,525,276
                                                                       2010   1.132           1.324               5,380,572
                                                                       2009   0.824           1.132               7,613,172
                                                                       2008   1.494           0.824               7,658,297

                              BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................. 2017   2.019
                                                                                       2016   1.838
                                                                                       2015   1.839
                                                                                       2014   1.687
                                                                                       2013   1.283
                                                                                       2012   1.108
                                                                                       2011   1.146
                                                                                       2010   1.044
                                                                                       2009   0.808
                                                                                       2008   1.319
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)......................... 2013   2.262
                                                                                       2012   1.878
                                                                                       2011   2.280
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.554
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2017   2.830
                                                                                       2016   2.511
                                                                                       2015   2.646
                                                                                       2014   2.594
                                                                                       2013   2.396
                                                                                       2012   2.081
                                                                                       2011   2.058
                                                                                       2010   1.798
                                                                                       2009   1.238
                                                                                       2008   1.657
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.358
                                                                                       2016   1.265
                                                                                       2015   1.311
                                                                                       2014   1.266
                                                                                       2013   0.992
                                                                                       2012   0.863
                                                                                       2011   1.008
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2017   2.832
                                                                                       2016   2.191
                                                                                       2015   2.351
                                                                                       2014   2.346
                                                                                       2013   1.798
                                                                                       2012   1.547
                                                                                       2011   1.726
                                                                                       2010   1.461
                                                                                       2009   1.173
                                                                                       2008   1.696
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)....... 2017   0.970
                                                                                       2016   0.880
                                                                                       2015   1.035
                                                                                       2014   1.120
                                                                                       2013   1.194
                                                                                       2012   1.018
                                                                                       2011   1.267
                                                                                       2010   1.037
                                                                                       2009   0.622
                                                                                       2008   1.355
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.754
                                                                                       2008   1.334
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   1.677
                                                                                       2016   1.572
                                                                                       2015   1.528
                                                                                       2014   1.365
                                                                                       2013   1.033
                                                                                       2012   0.924
                                                                                       2011   0.936
                                                                                       2010   0.844
                                                                                       2009   0.719
                                                                                       2008   1.163



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................. 2.434                 557,434
                                                                                       2.019                 716,983
                                                                                       1.838                 985,531
                                                                                       1.839               1,115,226
                                                                                       1.687               1,232,070
                                                                                       1.283               1,191,896
                                                                                       1.108               2,531,247
                                                                                       1.146               3,555,473
                                                                                       1.044               5,234,657
                                                                                       0.808               5,388,048
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)......................... 2.403                      --
                                                                                       2.262               2,024,706
                                                                                       1.878               3,263,379
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2.462                      --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 3.016                 203,438
                                                                                       2.830                 233,193
                                                                                       2.511                 281,354
                                                                                       2.646                 322,828
                                                                                       2.594                 365,289
                                                                                       2.396                 374,729
                                                                                       2.081                 553,829
                                                                                       2.058                 595,615
                                                                                       1.798                 751,479
                                                                                       1.238                 727,102
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 1.645                 399,194
                                                                                       1.358                 406,015
                                                                                       1.265                 536,861
                                                                                       1.311                 777,300
                                                                                       1.266                 789,712
                                                                                       0.992                 799,984
                                                                                       0.863               2,375,094
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 3.117                 268,809
                                                                                       2.832                 417,089
                                                                                       2.191                 606,116
                                                                                       2.351                 839,902
                                                                                       2.346               1,015,202
                                                                                       1.798               1,053,721
                                                                                       1.547               1,546,770
                                                                                       1.726               2,467,558
                                                                                       1.461               3,428,755
                                                                                       1.173               4,019,529
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)....... 1.228                 103,303
                                                                                       0.970                  95,318
                                                                                       0.880                 151,732
                                                                                       1.035                 142,241
                                                                                       1.120                 124,153
                                                                                       1.194                 150,264
                                                                                       1.018                 120,613
                                                                                       1.267                 141,624
                                                                                       1.037                  72,157
                                                                                       0.622                   2,925
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.717                      --
                                                                                       0.754               6,218,100
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.015                  77,854
                                                                                       1.677                 123,834
                                                                                       1.572                 126,138
                                                                                       1.528                 160,752
                                                                                       1.365                 221,441
                                                                                       1.033                 166,720
                                                                                       0.924                 453,185
                                                                                       0.936                 682,964
                                                                                       0.844                 935,154
                                                                                       0.719               1,036,612

                             BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 2017   1.159
                                                                                      2016   1.163
                                                                                      2015   1.195
                                                                                      2014   1.067
                                                                                      2013   1.044
                                                                                      2012   0.839
                                                                                      2011   0.900
                                                                                      2010   0.785
                                                                                      2009   0.590
                                                                                      2008   1.025
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 2014   3.688
                                                                                      2013   2.900
                                                                                      2012   2.397
                                                                                      2011   2.625
                                                                                      2010   2.430
                                                                                      2009   1.722
                                                                                      2008   3.007
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 2017   4.147
                                                                                      2016   4.087
                                                                                      2015   4.314
                                                                                      2014   3.831
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 2014   1.278
                                                                                      2013   0.890
                                                                                      2012   0.762
                                                                                      2011   0.748
                                                                                      2010   0.614
                                                                                      2009   0.468
                                                                                      2008   0.744
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2017   1.349
                                                                                      2016   1.270
                                                                                      2015   1.298
                                                                                      2014   1.243
                                                                                      2013   1.064
                                                                                      2012   0.952
                                                                                      2011   0.987
                                                                                      2010   0.893
                                                                                      2009   0.701
                                                                                      2008   1.001
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2017   1.366
                                                                                      2016   1.273
                                                                                      2015   1.302
                                                                                      2014   1.242
                                                                                      2013   1.008
                                                                                      2012   0.881
                                                                                      2011   0.939
                                                                                      2010   0.840
                                                                                      2009   0.636
                                                                                      2008   1.000
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2017   1.313
                                                                                      2016   1.246
                                                                                      2015   1.274
                                                                                      2014   1.219
                                                                                      2013   1.090
                                                                                      2012   0.998
                                                                                      2011   1.011
                                                                                      2010   0.934
                                                                                      2009   0.768
                                                                                      2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)...................... 2017   2.152
                                                                                      2016   2.015
                                                                                      2015   2.137
                                                                                      2014   2.296
                                                                                      2013   1.782
                                                                                      2012   1.397
                                                                                      2011   1.649
                                                                                      2010   1.435
                                                                                      2009   0.937
                                                                                      2008   1.604



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 1.267                 397,753
                                                                                      1.159                 483,901
                                                                                      1.163                 658,071
                                                                                      1.195                 760,855
                                                                                      1.067                 970,524
                                                                                      1.044               1,065,540
                                                                                      0.839               1,639,889
                                                                                      0.900               2,287,070
                                                                                      0.785               3,028,799
                                                                                      0.590               2,894,871
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 3.842                      --
                                                                                      3.688               2,726,896
                                                                                      2.900               3,017,101
                                                                                      2.397               5,089,994
                                                                                      2.625               6,764,459
                                                                                      2.430               9,244,599
                                                                                      1.722              10,841,868
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 4.849               1,132,584
                                                                                      4.147               1,511,189
                                                                                      4.087               1,844,369
                                                                                      4.314               2,425,184
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 1.337                      --
                                                                                      1.278                 229,911
                                                                                      0.890                  88,787
                                                                                      0.762                 196,387
                                                                                      0.748                  33,970
                                                                                      0.614                   5,089
                                                                                      0.468                      --
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.552                 347,810
                                                                                      1.349                 338,159
                                                                                      1.270                 464,900
                                                                                      1.298                 527,791
                                                                                      1.243                 388,784
                                                                                      1.064                 329,568
                                                                                      0.952                 749,028
                                                                                      0.987                 666,224
                                                                                      0.893                 606,607
                                                                                      0.701                 385,153
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.633                 211,651
                                                                                      1.366                 209,818
                                                                                      1.273                 324,217
                                                                                      1.302                 418,396
                                                                                      1.242                 504,473
                                                                                      1.008                 444,880
                                                                                      0.881                 427,492
                                                                                      0.939                 252,046
                                                                                      0.840                 174,830
                                                                                      0.636                  51,532
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.462                 188,762
                                                                                      1.313                 276,390
                                                                                      1.246                 407,813
                                                                                      1.274                 400,027
                                                                                      1.219                 429,232
                                                                                      1.090                 551,029
                                                                                      0.998                 465,137
                                                                                      1.011                 334,202
                                                                                      0.934                 246,149
                                                                                      0.768                  26,699
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)...................... 2.773                 447,953
                                                                                      2.152                 572,124
                                                                                      2.015                 765,362
                                                                                      2.137                 946,535
                                                                                      2.296               1,093,256
                                                                                      1.782               1,181,106
                                                                                      1.397               1,914,695
                                                                                      1.649               2,626,274
                                                                                      1.435               3,344,044
                                                                                      0.937               3,845,961

                         BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)......................... 2017   2.549
                                                                             2016   2.206
                                                                             2015   2.382
                                                                             2014   2.212
                                                                             2013   1.658
                                                                             2012   1.420
                                                                             2011   1.463
                                                                             2010   1.293
                                                                             2009   1.036
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2017   2.266
                                                                             2016   2.059
                                                                             2015   2.120
                                                                             2014   1.989
                                                                             2013   1.437
                                                                             2012   1.231
                                                                             2011   1.260
                                                                             2010   1.011
                                                                             2009   0.765
                                                                             2008   1.265
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2017   2.134
                                                                             2016   1.656
                                                                             2015   1.812
                                                                             2014   1.758
                                                                             2013   1.339
                                                                             2012   1.175
                                                                             2011   1.327
                                                                             2010   1.127
                                                                             2009   0.886
                                                                             2008   1.203
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.857
                                                                             2008   1.164
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.664
                                                                             2010   0.628
                                                                             2009   0.462
                                                                             2008   0.886
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2017   1.845
                                                                             2016   1.790
                                                                             2015   1.852
                                                                             2014   1.789
                                                                             2013   1.679
                                                                             2012   1.505
                                                                             2011   1.458
                                                                             2010   1.308
                                                                             2009   0.968
                                                                             2008   1.204
 BHFTI MFS(R) Research International Subaccount (Class B) (4/08)............ 2017   1.478
                                                                             2016   1.514
                                                                             2015   1.564
                                                                             2014   1.707
                                                                             2013   1.453
                                                                             2012   1.264
                                                                             2011   1.437
                                                                             2010   1.309
                                                                             2009   1.010
                                                                             2008   1.731
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07).............................. 2013   2.479
                                                                             2012   2.384
                                                                             2011   2.551
                                                                             2010   2.101
                                                                             2009   1.555
                                                                             2008   1.138
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 2012   0.832
                                                                             2011   0.853
                                                                             2010   0.789
                                                                             2009   0.556
                                                                             2008   0.992



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)......................... 2.964                  70,381
                                                                             2.549                  76,201
                                                                             2.206                  87,090
                                                                             2.382                 107,201
                                                                             2.212                 137,500
                                                                             1.658                 195,427
                                                                             1.420                 629,308
                                                                             1.463                 943,139
                                                                             1.293               1,213,461
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.804                  26,152
                                                                             2.266                  38,279
                                                                             2.059                  50,860
                                                                             2.120                  55,144
                                                                             1.989                 110,271
                                                                             1.437                 107,919
                                                                             1.231                 159,810
                                                                             1.260                 144,901
                                                                             1.011                 136,493
                                                                             0.765                 195,163
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2.179                 117,178
                                                                             2.134                  98,384
                                                                             1.656                 133,177
                                                                             1.812                 173,015
                                                                             1.758                 215,036
                                                                             1.339                 151,628
                                                                             1.175                 157,194
                                                                             1.327                 129,566
                                                                             1.127                 129,687
                                                                             0.886                 189,039
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.848                      --
                                                                             0.857                  13,886
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08).................. 0.706                      --
                                                                             0.664                  13,868
                                                                             0.628                  19,094
                                                                             0.462                     609
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.845                      --
                                                                             1.845                   4,350
                                                                             1.790                  79,593
                                                                             1.852                 100,576
                                                                             1.789                 112,154
                                                                             1.679                 166,257
                                                                             1.505                 647,083
                                                                             1.458                 537,902
                                                                             1.308                 692,499
                                                                             0.968                 580,196
 BHFTI MFS(R) Research International Subaccount (Class B) (4/08)............ 1.866                  44,498
                                                                             1.478                  42,486
                                                                             1.514                  56,105
                                                                             1.564                  57,896
                                                                             1.707                  75,572
                                                                             1.453                  70,398
                                                                             1.264                  71,108
                                                                             1.437                  50,562
                                                                             1.309                  31,377
                                                                             1.010                  13,418
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07).............................. 2.688                      --
                                                                             2.479                 359,052
                                                                             2.384                 680,005
                                                                             2.551               1,022,484
                                                                             2.101               1,403,029
                                                                             1.555               1,455,046
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 0.935                      --
                                                                             0.832                   7,640
                                                                             0.853                   4,115
                                                                             0.789                   7,537
                                                                             0.556                   3,490

                                        BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/08)............. 2013   1.985           2.485                      --
                                                                          2012   1.663           1.985                  74,987
                                                                          2011   1.843           1.663                  41,879
                                                                          2010   1.614           1.843                  21,079
                                                                          2009   1.172           1.614                   7,923
                                                                          2008   1.893           1.172                   3,269
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)............. 2017   1.186           1.600               2,077,467
                                                                          2016   1.200           1.186               2,445,940
                                                                          2015   1.171           1.200               3,118,675
                                                                          2014   1.163           1.171               4,008,180
                                                                          2013   1.015           1.163               4,532,029
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2017   1.293           1.322                 241,891
                                                                          2016   1.248           1.293                 258,348
                                                                          2015   1.305           1.248                 331,124
                                                                          2014   1.284           1.305                 448,940
                                                                          2013   1.431           1.284                 490,857
                                                                          2012   1.329           1.431               1,229,418
                                                                          2011   1.210           1.329                 811,352
                                                                          2010   1.138           1.210                 544,538
                                                                          2009   0.976           1.138                 344,260
                                                                          2008   1.061           0.976                 205,518
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.836           1.890                 416,781
                                                                          2016   1.817           1.836                 578,374
                                                                          2015   1.844           1.817                 866,313
                                                                          2014   1.796           1.844               1,088,900
                                                                          2013   1.859           1.796               1,416,827
                                                                          2012   1.727           1.859               2,231,389
                                                                          2011   1.699           1.727               3,475,444
                                                                          2010   1.595           1.699               5,168,365
                                                                          2009   1.430           1.595               6,012,210
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.214           2.214                      --
                                                                          2016   2.200           2.214                      --
                                                                          2015   2.232           2.200                  38,263
                                                                          2014   2.038           2.232                  38,418
                                                                          2013   1.555           2.038                  45,049
                                                                          2012   1.427           1.555                  32,302
                                                                          2011   1.518           1.427                  82,418
                                                                          2010   1.326           1.518                 172,326
                                                                          2009   1.086           1.326                 223,699
                                                                          2008   1.642           1.086                 208,300
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   2.462           2.462                      --
                                                                          2016   2.402           2.462                      --
                                                                          2015   2.470           2.402                 189,815
                                                                          2014   2.397           2.470                 211,842
                                                                          2013   2.396           2.397                 211,922
                                                                          2012   2.180           2.396                 386,035
                                                                          2011   2.135           2.180                 743,949
                                                                          2010   1.932           2.135               1,079,908
                                                                          2009   1.474           1.932               1,467,696
                                                                          2008   1.676           1.474               1,616,705
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   0.480           0.502                      --
                                                                          2012   0.435           0.480                 873,250
                                                                          2011   0.538           0.435                 975,563
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.626           1.874               2,005,224
                                                                          2016   1.424           1.626               2,190,380
                                                                          2015   1.499           1.424               2,556,577
                                                                          2014   1.343           1.499               3,089,616
                                                                          2013   1.019           1.343               3,715,635
                                                                          2012   0.877           1.019               4,059,473
                                                                          2011   0.928           0.877               6,250,485
                                                                          2010   0.805           0.928               8,785,390
                                                                          2009   0.690           0.805              11,794,236
                                                                          2008   1.100           0.690              14,364,659
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.409           1.625                 246,828
                                                                          2016   1.232           1.409                 304,456
                                                                          2015   1.296           1.232                 343,810
                                                                          2014   1.187           1.296                 530,701

BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)                                 UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2017   1.910           2.060                 200,707
                                                                           2016   1.679           1.910                 186,529
                                                                           2015   1.872           1.679                 244,225
                                                                           2014   1.734           1.872                 407,395
                                                                           2013   1.350           1.734                 492,567
                                                                           2012   1.195           1.350                 477,866
                                                                           2011   1.260           1.195                 919,362
                                                                           2010   1.019           1.260               1,149,463
                                                                           2009   0.817           1.019               1,643,653
                                                                           2008   1.355           0.817               1,718,984
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.862           1.909                 156,617
                                                                           2016   1.833           1.862                 228,784
                                                                           2015   1.849           1.833                 343,587
                                                                           2014   1.753           1.849                 473,331
                                                                           2013   1.793           1.753                 570,343
                                                                           2012   1.693           1.793                 803,388
                                                                           2011   1.613           1.693               1,134,410
                                                                           2010   1.511           1.613               1,430,338
                                                                           2009   1.401           1.511               1,708,356
                                                                           2008   1.473           1.401               1,926,108
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   2.202           2.905                 860,028
                                                                           2016   2.233           2.202               1,028,284
                                                                           2015   2.133           2.233               1,188,856
                                                                           2014   1.988           2.133               1,597,935
                                                                           2013   1.504           1.988               1,860,476
                                                                           2012   1.335           1.504               2,183,384
                                                                           2011   1.488           1.335               4,271,633
                                                                           2010   1.261           1.488               6,352,104
                                                                           2009   1.000           1.261               8,635,069
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   1.970           2.049                      --
                                                                           2008   3.047           1.970                   5,323
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2017   1.070           1.062               1,289,322
                                                                           2016   1.084           1.070               1,982,384
                                                                           2015   1.101           1.084               2,372,728
                                                                           2014   1.117           1.101               2,940,277
                                                                           2013   1.134           1.117               4,690,084
                                                                           2012   1.151           1.134               5,381,875
                                                                           2011   1.169           1.151              10,700,969
                                                                           2010   1.180           1.169              15,885,818
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.373           1.446                 253,279
                                                                           2016   1.333           1.373                 283,715
                                                                           2015   1.361           1.333                 439,700
                                                                           2014   1.323           1.361                 654,618
                                                                           2013   1.287           1.323                 751,144
                                                                           2012   1.197           1.287               1,314,938
                                                                           2011   1.177           1.197                 956,509
                                                                           2010   1.085           1.177               1,013,942
                                                                           2009   0.914           1.085                 829,618
                                                                           2008   1.084           0.914                 838,465
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.406           1.533                 552,350
                                                                           2016   1.346           1.406                 568,322
                                                                           2015   1.381           1.346                 752,136
                                                                           2014   1.336           1.381                 842,217
                                                                           2013   1.223           1.336                 744,114
                                                                           2012   1.114           1.223                 657,989
                                                                           2011   1.119           1.114               1,547,849
                                                                           2010   1.018           1.119               1,711,841
                                                                           2009   0.836           1.018               1,447,510
                                                                           2008   1.082           0.836               1,360,479
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.415           1.599                 761,713
                                                                           2016   1.341           1.415               1,004,633
                                                                           2015   1.379           1.341               1,552,232
                                                                           2014   1.332           1.379               2,175,858
                                                                           2013   1.146           1.332               2,198,069
                                                                           2012   1.028           1.146               2,038,663
                                                                           2011   1.058           1.028               3,503,957
                                                                           2010   0.949           1.058               3,427,593
                                                                           2009   0.761           0.949               4,789,618
                                                                           2008   1.083           0.761               4,293,313

                           BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)............. 2017   1.403
                                                                                 2016   1.317
                                                                                 2015   1.360
                                                                                 2014   1.312
                                                                                 2013   1.071
                                                                                 2012   0.943
                                                                                 2011   0.994
                                                                                 2010   0.880
                                                                                 2009   0.692
                                                                                 2008   1.083
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2017   1.685
                                                                                 2016   1.598
                                                                                 2015   1.582
                                                                                 2014   1.452
                                                                                 2013   1.223
                                                                                 2012   1.105
                                                                                 2011   1.080
                                                                                 2010   1.000
                                                                                 2009   0.861
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2017   1.723
                                                                                 2016   1.630
                                                                                 2015   1.616
                                                                                 2014   1.482
                                                                                 2013   1.125
                                                                                 2012   1.012
                                                                                 2011   1.071
                                                                                 2010   0.971
                                                                                 2009   0.746
                                                                                 2008   1.208
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   0.933
                                                                                 2008   1.716
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 2013   1.776
                                                                                 2012   1.559
                                                                                 2011   1.688
                                                                                 2010   1.497
                                                                                 2009   1.249
                                                                                 2008   2.079
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2017   1.017
                                                                                 2016   0.981
                                                                                 2015   0.968
                                                                                 2014   0.885
                                                                                 2013   0.677
                                                                                 2012   0.620
                                                                                 2011   0.650
                                                                                 2010   0.573
                                                                                 2009   0.390
                                                                                 2008   0.729
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................. 2017   1.402
                                                                                 2016   1.421
                                                                                 2015   1.302
                                                                                 2014   1.212
                                                                                 2013   0.898
                                                                                 2012   0.930
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 2012   0.826
                                                                                 2011   0.837
                                                                                 2010   0.763
                                                                                 2009   0.555
                                                                                 2008   0.837
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 2011   0.933
                                                                                 2010   0.819
                                                                                 2009   0.632
                                                                                 2008   1.077



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)............. 1.647               1,116,802
                                                                                 1.403               1,386,271
                                                                                 1.317               1,404,588
                                                                                 1.360               2,814,952
                                                                                 1.312               2,821,535
                                                                                 1.071               2,710,775
                                                                                 0.943               3,920,004
                                                                                 0.994               4,875,116
                                                                                 0.880               5,514,743
                                                                                 0.692               5,149,948
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 1.911                 100,674
                                                                                 1.685                 256,021
                                                                                 1.598                 264,237
                                                                                 1.582                 244,030
                                                                                 1.452                 214,493
                                                                                 1.223                  69,323
                                                                                 1.105                  73,870
                                                                                 1.080                  36,545
                                                                                 1.000                  48,150
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2.021                 454,865
                                                                                 1.723                 621,915
                                                                                 1.630                 798,154
                                                                                 1.616               1,009,724
                                                                                 1.482               1,175,260
                                                                                 1.125               1,201,043
                                                                                 1.012               2,021,761
                                                                                 1.071               2,662,758
                                                                                 0.971               3,396,812
                                                                                 0.746               4,124,178
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 0.974                      --
                                                                                 0.933               5,414,777
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 1.956                      --
                                                                                 1.776                 636,361
                                                                                 1.559               1,019,260
                                                                                 1.688               1,537,540
                                                                                 1.497               2,087,504
                                                                                 1.249               2,363,906
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 1.254                 866,210
                                                                                 1.017               1,013,376
                                                                                 0.981               1,211,817
                                                                                 0.968               1,488,802
                                                                                 0.885               1,820,443
                                                                                 0.677               1,841,954
                                                                                 0.620               4,107,997
                                                                                 0.650               5,882,424
                                                                                 0.573               8,574,314
                                                                                 0.390              10,248,598
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................. 1.897                 197,532
                                                                                 1.402                 173,409
                                                                                 1.421                 218,194
                                                                                 1.302                 223,204
                                                                                 1.212                 322,176
                                                                                 0.898                 342,517
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 0.940                     247
                                                                                 0.826                 656,320
                                                                                 0.837                 792,659
                                                                                 0.763                 952,831
                                                                                 0.555                 919,191
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 1.012                      --
                                                                                 0.933               3,129,304
                                                                                 0.819               3,616,932
                                                                                 0.632               2,941,550

                                        BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII MetLife Stock Index Subaccount (Class A) (5/09).................. 2017   1.875           2.246               1,616,172
                                                                          2016   1.705           1.875               2,314,895
                                                                          2015   1.711           1.705               2,693,931
                                                                          2014   1.532           1.711               3,246,009
                                                                          2013   1.178           1.532               3,547,165
                                                                          2012   1.033           1.178               4,290,913
                                                                          2011   1.030           1.033               6,224,466
                                                                          2010   0.910           1.030               9,123,387
                                                                          2009   0.738           0.910               5,154,331
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.863           1.970                  82,141
                                                                          2016   1.601           1.863                  96,553
                                                                          2015   1.732           1.601                 103,628
                                                                          2014   1.603           1.732                 110,955
                                                                          2013   1.235           1.603                 202,152
                                                                          2012   1.100           1.235                 133,781
                                                                          2011   1.094           1.100                 169,764
                                                                          2010   1.020           1.094                  83,371
                                                                          2009   0.932           1.020                  96,912
                                                                          2008   1.367           0.932                  47,337
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06).................. 2017   3.071           3.395                 995,377
                                                                          2016   2.860           3.071               1,196,492
                                                                          2015   2.914           2.860               1,435,777
                                                                          2014   2.728           2.914               1,856,803
                                                                          2013   2.332           2.728               2,131,363
                                                                          2012   2.126           2.332               2,519,099
                                                                          2011   2.111           2.126               4,024,032
                                                                          2010   1.951           2.111               5,718,141
                                                                          2009   1.673           1.951               7,462,919
                                                                          2008   2.186           1.673               8,794,148
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)......................... 2017   2.390           2.779                 620,733
                                                                          2016   2.121           2.390                 740,669
                                                                          2015   2.157           2.121               1,060,327
                                                                          2014   1.976           2.157               1,243,129
                                                                          2013   1.478           1.976               1,521,984
                                                                          2012   1.286           1.478                 782,017
                                                                          2011   1.294           1.286               1,221,762
                                                                          2010   1.179           1.294               1,590,982
                                                                          2009   0.991           1.179               1,980,595
                                                                          2008   1.490           0.991               1,851,808
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2017   3.860           4.402                  63,775
                                                                          2016   3.302           3.860                  87,246
                                                                          2015   3.332           3.302                 103,313
                                                                          2014   3.382           3.332                 199,139
                                                                          2013   2.707           3.382                 251,566
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)....... 2017   1.930           2.538                 445,385
                                                                          2016   1.930           1.930                 477,742
                                                                          2015   1.773           1.930                 555,861
                                                                          2014   1.654           1.773                 707,338
                                                                          2013   1.210           1.654                 962,753
                                                                          2012   1.035           1.210                 814,445
                                                                          2011   1.065           1.035               1,430,167
                                                                          2010   0.926           1.065               1,912,226
                                                                          2009   0.657           0.926               2,183,257
                                                                          2008   1.150           0.657               2,258,484
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2017   2.600           3.139                 737,419
                                                                          2016   2.367           2.600                 914,090
                                                                          2015   2.345           2.367               1,045,821
                                                                          2014   2.233           2.345               1,290,746
                                                                          2013   1.572           2.233               1,406,623
                                                                          2012   1.377           1.572               1,461,752
                                                                          2011   1.378           1.377               3,053,753
                                                                          2010   1.038           1.378               3,823,199
                                                                          2009   0.760           1.038               4,472,547
                                                                          2008   1.156           0.760               5,374,928

                            BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.227
                                                                                    2016   1.228
                                                                                    2015   1.238
                                                                                    2014   1.220
                                                                                    2013   1.246
                                                                                    2012   1.222
                                                                                    2011   1.174
                                                                                    2010   1.124
                                                                                    2009   1.092
                                                                                    2008   1.111
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)....................... 2008   1.267
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)................. 2008   1.222
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).................... 2017   2.458
                                                                                    2016   2.316
                                                                                    2015   2.341
                                                                                    2014   2.129
                                                                                    2013   1.650
                                                                                    2012   1.442
                                                                                    2011   1.506
                                                                                    2010   1.308
                                                                                    2009   0.980
                                                                                    2008   1.736
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 2017   3.422
                                                                                    2016   3.103
                                                                                    2015   3.202
                                                                                    2014   3.066
                                                                                    2013   2.291
                                                                                    2012   2.030
                                                                                    2011   2.311
                                                                                    2010   1.825
                                                                                    2009   1.325
                                                                                    2008   2.228
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01).............. 2017   1.714
                                                                                    2016   1.670
                                                                                    2015   1.741
                                                                                    2014   1.645
                                                                                    2013   1.209
                                                                                    2012   1.107
                                                                                    2011   1.181
                                                                                    2010   0.939
                                                                                    2009   0.664
                                                                                    2008   1.172
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............... 2017   2.444
                                                                                    2016   2.113
                                                                                    2015   2.668
                                                                                    2014   2.956
                                                                                    2013   3.029
                                                                                    2012   2.717
                                                                                    2011   3.278
                                                                                    2010   2.830
                                                                                    2009   1.664
                                                                                    2008   3.572
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).......................... 2017   1.522
                                                                                    2016   1.442
                                                                                    2015   1.565
                                                                                    2014   1.788
                                                                                    2013   1.476
                                                                                    2012   1.267
                                                                                    2011   1.439
                                                                                    2010   1.348
                                                                                    2009   0.998
                                                                                    2008   1.700
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............... 2010   1.086
                                                                                    2009   0.877
                                                                                    2008   1.254



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.234                 678,465
                                                                                    1.227                 722,277
                                                                                    1.228                 907,065
                                                                                    1.238               1,081,201
                                                                                    1.220               1,255,812
                                                                                    1.246               1,410,355
                                                                                    1.222               1,760,471
                                                                                    1.174               2,769,958
                                                                                    1.124               3,332,593
                                                                                    1.092               4,168,442
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)....................... 1.213                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)................. 1.154                      --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).................... 2.944                 613,184
                                                                                    2.458                 685,876
                                                                                    2.316                 951,905
                                                                                    2.341               1,121,239
                                                                                    2.129               1,289,447
                                                                                    1.650               1,189,426
                                                                                    1.442               2,288,893
                                                                                    1.506               3,691,336
                                                                                    1.308               5,041,273
                                                                                    0.980               5,597,265
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 4.063                 501,500
                                                                                    3.422                 665,130
                                                                                    3.103                 825,563
                                                                                    3.202               1,029,418
                                                                                    3.066               1,205,219
                                                                                    2.291               1,143,251
                                                                                    2.030               2,489,259
                                                                                    2.311               3,738,499
                                                                                    1.825               4,879,068
                                                                                    1.325               5,537,872
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01).............. 2.049                 110,400
                                                                                    1.714                 122,143
                                                                                    1.670                 145,249
                                                                                    1.741                 201,509
                                                                                    1.645                 240,309
                                                                                    1.209                 235,321
                                                                                    1.107                 646,959
                                                                                    1.181               1,159,134
                                                                                    0.939               1,203,898
                                                                                    0.664               1,191,033
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............... 3.381                  94,059
                                                                                    2.444                 167,420
                                                                                    2.113                 210,309
                                                                                    2.668                 231,287
                                                                                    2.956                 292,183
                                                                                    3.029                 350,324
                                                                                    2.717                 907,540
                                                                                    3.278               1,352,281
                                                                                    2.830               2,031,237
                                                                                    1.664               2,084,019
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).......................... 1.750                  95,416
                                                                                    1.522                 105,285
                                                                                    1.442                 152,493
                                                                                    1.565                 305,688
                                                                                    1.788                 345,746
                                                                                    1.476                 312,370
                                                                                    1.267               1,017,766
                                                                                    1.439               1,728,098
                                                                                    1.348               2,457,767
                                                                                    0.998               2,721,326
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............... 1.101                      --
                                                                                    1.086                 715,481
                                                                                    0.877                 780,010

                           BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 2017   1.165
                                                                                  2016   1.055
                                                                                  2015   1.032
                                                                                  2014   0.933
                                                                                  2013   0.718
                                                                                  2012   0.623
                                                                                  2011   0.643
                                                                                  2010   0.520
                                                                                  2009   0.365
                                                                                  2008   0.660
 Janus Henderson Global Technology Subaccount (Service Shares) (5/00)............ 2011   0.504
                                                                                  2010   0.412
                                                                                  2009   0.266
                                                                                  2008   0.482
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 2010   0.964
                                                                                  2009   0.776
                                                                                  2008   1.260
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2017   2.447
                                                                                  2016   2.300
                                                                                  2015   2.354
                                                                                  2014   2.210
                                                                                  2013   2.238
                                                                                  2012   1.985
                                                                                  2011   1.915
                                                                                  2010   1.744
                                                                                  2009   1.324
                                                                                  2008   1.746
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.035
                                                                                  2010   1.921
                                                                                  2009   1.491
                                                                                  2008   2.677
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2017   2.041
                                                                                  2016   2.047
                                                                                  2015   2.115
                                                                                  2014   1.783
                                                                                  2013   1.225
                                                                                  2012   1.047
                                                                                  2011   1.038
                                                                                  2010   0.843
                                                                                  2009   0.636
                                                                                  2008   1.083
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.179
                                                                                  2013   0.906
                                                                                  2012   0.800
                                                                                  2011   0.865
                                                                                  2010   0.753
                                                                                  2009   0.591
                                                                                  2008   0.946
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2017   2.473
                                                                                  2016   2.287
                                                                                  2015   2.285
                                                                                  2014   2.090
                                                                                  2013   1.632
                                                                                  2012   1.429
                                                                                  2011   1.413
                                                                                  2010   1.274
                                                                                  2009   1.059
                                                                                  2008   1.521



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 1.459               1,141,323
                                                                                  1.165               1,338,672
                                                                                  1.055               1,635,981
                                                                                  1.032               1,689,787
                                                                                  0.933               2,015,766
                                                                                  0.718               2,543,697
                                                                                  0.623               4,004,440
                                                                                  0.643               5,664,772
                                                                                  0.520               9,355,562
                                                                                  0.365              10,087,618
 Janus Henderson Global Technology Subaccount (Service Shares) (5/00)............ 0.540                      --
                                                                                  0.504               1,282,796
                                                                                  0.412               1,809,879
                                                                                  0.266               1,725,170
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 1.025                      --
                                                                                  0.964               5,919,187
                                                                                  0.776               6,747,566
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2.584                 187,405
                                                                                  2.447                 218,542
                                                                                  2.300                 299,279
                                                                                  2.354                 303,561
                                                                                  2.210                 426,381
                                                                                  2.238                 486,885
                                                                                  1.985               1,108,503
                                                                                  1.915               1,593,590
                                                                                  1.744               2,305,464
                                                                                  1.324               2,546,218
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2.278                     101
                                                                                  2.035               4,345,226
                                                                                  1.921               5,791,136
                                                                                  1.491               6,691,155
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2.338                 332,486
                                                                                  2.041                 452,911
                                                                                  2.047                 621,283
                                                                                  2.115                 820,379
                                                                                  1.783               1,021,363
                                                                                  1.225               1,392,820
                                                                                  1.047               5,496,881
                                                                                  1.038               9,416,445
                                                                                  0.843              13,572,402
                                                                                  0.636              16,976,266
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.186                      --
                                                                                  1.179                 645,231
                                                                                  0.906                 811,378
                                                                                  0.800               1,584,515
                                                                                  0.865               2,329,370
                                                                                  0.753               3,427,943
                                                                                  0.591               4,343,479
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2.912                 578,541
                                                                                  2.473                 787,876
                                                                                  2.287                 945,203
                                                                                  2.285               1,073,636
                                                                                  2.090               1,413,832
                                                                                  1.632               1,967,135
                                                                                  1.429               3,420,221
                                                                                  1.413               5,583,597
                                                                                  1.274               7,677,015
                                                                                  1.059               9,559,541

                               BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).............. 2017   2.167
                                                                                         2016   1.913
                                                                                         2015   2.029
                                                                                         2014   1.813
                                                                                         2013   1.461
                                                                                         2012   1.299
                                                                                         2011   1.222
                                                                                         2010   1.105
                                                                                         2009   0.913
                                                                                         2008   1.426
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2017   3.232
                                                                                         2016   3.055
                                                                                         2015   2.825
                                                                                         2014   2.516
                                                                                         2013   1.852
                                                                                         2012   1.563
                                                                                         2011   1.597
                                                                                         2010   1.476
                                                                                         2009   1.052
                                                                                         2008   1.703
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2017   2.670
                                                                                         2016   2.399
                                                                                         2015   2.507
                                                                                         2014   2.278
                                                                                         2013   1.747
                                                                                         2012   1.522
                                                                                         2011   1.472
                                                                                         2010   1.365
                                                                                         2009   1.113
                                                                                         2008   1.755
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2017   2.377
                                                                                         2016   2.280
                                                                                         2015   2.420
                                                                                         2014   2.361
                                                                                         2013   1.630
                                                                                         2012   1.385
                                                                                         2011   1.387
                                                                                         2010   1.125
                                                                                         2009   0.800
                                                                                         2008   1.369
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.802
                                                                                         2008   1.303
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   0.993
                                                                                         2010   0.923
                                                                                         2009   0.798
                                                                                         2008   1.028
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2017   2.408
                                                                                         2016   2.114
                                                                                         2015   2.280
                                                                                         2014   2.341
                                                                                         2013   2.236
                                                                                         2012   1.919
                                                                                         2011   1.915
                                                                                         2010   1.691
                                                                                         2009   1.104
                                                                                         2008   1.620
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.186
                                                                                         2009   1.202
                                                                                         2008   1.189
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 2009   1.380
                                                                                         2008   1.337



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).............. 2.544                 294,664
                                                                                         2.167                 376,144
                                                                                         1.913                 417,614
                                                                                         2.029                 464,792
                                                                                         1.813                 479,600
                                                                                         1.461                 682,316
                                                                                         1.299               1,050,595
                                                                                         1.222               1,636,261
                                                                                         1.105               2,171,739
                                                                                         0.913               2,313,377
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 4.005                  56,226
                                                                                         3.232                  58,567
                                                                                         3.055                  76,004
                                                                                         2.825                 164,648
                                                                                         2.516                 186,618
                                                                                         1.852                 215,857
                                                                                         1.563                 583,245
                                                                                         1.597               1,241,462
                                                                                         1.476               1,934,945
                                                                                         1.052               2,265,637
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 3.021                 224,777
                                                                                         2.670                 312,652
                                                                                         2.399                 331,076
                                                                                         2.507                 473,327
                                                                                         2.278                 547,846
                                                                                         1.747                 622,069
                                                                                         1.522               1,120,234
                                                                                         1.472               1,970,174
                                                                                         1.365               2,421,511
                                                                                         1.113               3,019,330
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2.909                 114,229
                                                                                         2.377                 139,967
                                                                                         2.280                 149,408
                                                                                         2.420                 207,796
                                                                                         2.361                 314,947
                                                                                         1.630                 203,671
                                                                                         1.385                 473,812
                                                                                         1.387                 619,786
                                                                                         1.125                 910,594
                                                                                         0.800               1,049,622
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 0.781                      --
                                                                                         0.802               4,827,462
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 0.982                      --
                                                                                         0.993                 160,298
                                                                                         0.923                 246,749
                                                                                         0.798                 224,610
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2.578                 174,448
                                                                                         2.408                 180,445
                                                                                         2.114                 227,260
                                                                                         2.280                 230,128
                                                                                         2.341                 270,798
                                                                                         2.236                 342,378
                                                                                         1.919                 541,879
                                                                                         1.915               1,073,301
                                                                                         1.691               1,408,435
                                                                                         1.104               1,411,761
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 1.180                  19,801
                                                                                         1.186              20,789,255
                                                                                         1.202              25,698,941
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 1.426                      --
                                                                                         1.380               6,162,324

                                      BRP -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2017   1.742           2.003                 121,195
                                                                      2016   1.664           1.742                 121,882
                                                                      2015   1.719           1.664                 121,799
                                                                      2014   1.596           1.719                 143,683
                                                                      2013   1.365           1.596                 153,368
                                                                      2012   1.252           1.365                 152,190
                                                                      2011   1.271           1.252                 317,697
                                                                      2010   1.150           1.271                 585,759
                                                                      2009   0.951           1.150                 806,914
                                                                      2008   1.290           0.951                 903,820
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).................. 2009   1.032           1.002                      --
                                                                      2008   1.632           1.032               1,426,592



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(R) Value Portfolio merged into Met Investors Series Trust - MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio - Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio - Class B was merged into Met Investors Series
Trust-Oppenheimer Global Equity Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class B was exchanged for Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



The Underlying Funds listed below were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES


The following Underlying Funds were renamed:




                  FORMER NAME                                          NEW NAME
----------------------------------------------- ------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                       BRIGHTHOUSE FUNDS TRUST I
Invesco Mid Cap Value Portfolio - Class B       Victory Sycamore Mid Cap Value Portfolio - Class B
BRIGHTHOUSE FUNDS TRUST II                      BRIGHTHOUSE FUNDS TRUST II
BlackRock Large Cap Value Portfolio - Class B   MFS Value Portfolio II - Class B
JANUS ASPEN SERIES                              JANUS ASPEN SERIES
Enterprise Portfolio - Service Shares           Janus Henderson Enterprise Portfolio - Service Shares



UNDERLYING FUND MERGERSThe following former Underlying Funds merged with and into the new Underlying Funds:




             MERGED UNDERLYING FUND/TRUST               SURVIVING UNDERLYING FUND/TRUST
------------------------------------------------------ ---------------------------------
BRIGHTHOUSE FUNDS TRUST II                             BRIGHTHOUSE FUNDS TRUST II
MFS Value Portfolio II (formerly BlackRock Large Cap   MFS(R) Value Portfolio - Class A
Value Portfolio) - Class B

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

           UNDERLYING FUNDS WITH DIFFERENT LEGAL AND MARKETING NAMES




            SERIES FUND/TRUST                  PORTFOLIO/SERIES                 MARKETING NAME
----------------------------------------- ------------------------- -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund        American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund        American Funds Growth-Income
                                                                    Fund
American Funds Insurance Series(R)        Growth Fund               American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio


                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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


                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Advertisement of the Separate Account

Taxes

 Qualified Annuity Contracts

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
BRIGHTHOUSE LIFE INSURANCE COMPANY, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 95

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


                                   APPENDIX E
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds, defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Ultra-Short Term Bond Portfolio

   o   Brighthouse Asset Allocation 20 Portfolio

   o   Western Asset Corporate Bond Portfolio

   o   Western Asset Variable Global High Yield Bond Portfolio

   o   PIMCO Inflation Protected Bond Portfolio


   o   PIMCO Total Return Portfolio


   o   Western Asset Management Strategic Bond Opportunities Portfolio

   o   Western Asset Management U.S. Government Portfolio

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


                                   APPENDIX F
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

------------
1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
3  Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                      BRIGHTHOUSE RETIREMENT PERSPECTIVES


                  UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 30, 2018


                         FOR VARIABLE ANNUITY CONTRACTS



            BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April

30, 2018. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200,

West Des Moines, IA 50266, or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------


The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by Brighthouse Life Insurance Company ("we", "our", or the "Company").



























                                                                 BLIC-Book-94-95

                               TABLE OF CONTENTS



                                                                                PAGE
                                                                               -----
THE INSURANCE COMPANY.........................................................    2
PRINCIPAL UNDERWRITER.........................................................    2
CUSTODIAN.....................................................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT.............................    3
CALCULATION OF ANNUITY UNIT VALUE.............................................    4
ADVERTISEMENT OF THE SEPARATE ACCOUNT.........................................    4
TAXES.........................................................................    6
   Qualified Annuity Contracts................................................    6
   ERISA......................................................................    7
   Federal Estate Taxes.......................................................    7
   Generation-Skipping Transfer Tax...........................................    7
   Annuity Purchase Payments By Nonresident Aliens and Foreign Entities.......    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................    8
CONDENSED FINANCIAL INFORMATION -- BRP........................................    9
CONDENSED FINANCIAL INFORMATION -- UGVA.......................................   35
FINANCIAL STATEMENTS..........................................................   77

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

    o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
       ----------------------------------------
        Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

       o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
          -----------------------------------------------
           Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

    o  MetLife Investors USA Insurance Company: MetLife Investors USA
       ---------------------------------------
        Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

    o  MetLife Investors Insurance Company: MetLife Investors Insurance
       -----------------------------------
        Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


       o  MetLife Investors Insurance Company of California: MetLife Investors
          -------------------------------------------------
           Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC ("Brighthouse Securities") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.

                                   CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.


The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.



                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2017........$599,512,866                    $0
 2016........$568,161,672                    $0
 2015........$568,720,128                    $0


The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products.


The principal underwriter or the Company paid the following amounts during 2017. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2017 is $152,495*. The amount of commissions paid to selected broker-dealer firms during 2017 is $397,715. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2017 is $550,211*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company).

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and Brighthouse Securities under which the broker-dealer firms received additional compensation in 2017 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Cetera Advisor Networks LLC

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)


                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.


Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(Reg. TM), Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Income Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.


Historical performance information should not be relied on as a guarantee of future performance results.


Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Portfolios for Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(Reg. TM), Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Income Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.


Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.


                                     TAXES

QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

Types of Qualified Plans

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


Limits for Individual Contributions:




Plan Type      Elective Contribution   Catch-up Contribution
   401(k)              $18,500                 $6,000



Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that the total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account QPN for Variable Annuities (formerly MetLife of CT Separate Account QPN for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.

                       CONDENSED FINANCIAL INFORMATION --
                                      BRP
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                       BRP -- SEPARATE ACCOUNT CHARGES 1.05%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)............ 2008   0.902       0.862         2,182
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2017   2.395       3.116       386,392
                                                                           2016   2.406       2.395       547,603
                                                                           2015   2.273       2.406       824,814
                                                                           2014   2.245       2.273     1,363,043
                                                                           2013   1.756       2.245     1,853,459
                                                                           2012   1.448       1.756     2,774,121
                                                                           2011   1.606       1.448     3,656,050
                                                                           2010   1.453       1.606     4,464,598
                                                                           2009   1.032       1.453     5,164,957
                                                                           2008   1.692       1.032     5,926,702
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2017   2.387       3.031       567,448
                                                                           2016   2.203       2.387       679,867
                                                                           2015   2.084       2.203       918,002
                                                                           2014   1.941       2.084     1,494,881
                                                                           2013   1.507       1.941     2,132,116
                                                                           2012   1.292       1.507     3,354,336
                                                                           2011   1.364       1.292     4,605,098
                                                                           2010   1.161       1.364     7,689,904
                                                                           2009   0.842       1.161     8,712,716
                                                                           2008   1.519       0.842     9,688,531
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2017   2.137       2.588       496,562
                                                                           2016   1.937       2.137       843,422
                                                                           2015   1.929       1.937     1,145,541
                                                                           2014   1.762       1.929     1,425,211
                                                                           2013   1.334       1.762     1,918,727
                                                                           2012   1.147       1.334     2,534,059
                                                                           2011   1.181       1.147     3,290,975
                                                                           2010   1.071       1.181     3,555,819
                                                                           2009   0.825       1.071     4,623,755
                                                                           2008   1.341       0.825     5,590,487
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)............. 2013   2.435       2.591            --
                                                                           2012   2.012       2.435     1,953,750
                                                                           2011   2.436       2.012     2,653,478
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.663       2.571         5,183
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   3.099       3.317        43,185
                                                                           2016   2.737       3.099       130,291
                                                                           2015   2.871       2.737       163,182
                                                                           2014   2.802       2.871       298,491
                                                                           2013   2.577       2.802       529,780
                                                                           2012   2.227       2.577       771,262
                                                                           2011   2.193       2.227       940,117
                                                                           2010   1.907       2.193       925,830
                                                                           2009   1.308       1.907       984,515
                                                                           2008   1.742       1.308       953,558
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.425       1.734       604,066
                                                                           2016   1.322       1.425       754,134
                                                                           2015   1.363       1.322       749,459
                                                                           2014   1.311       1.363     1,074,719
                                                                           2013   1.023       1.311       982,429
                                                                           2012   0.885       1.023     1,134,006
                                                                           2011   1.031       0.885     1,530,611
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)........... 2017   3.012       3.330       158,594

                              BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.319
                                                                                           2015   2.478
                                                                                           2014   2.462
                                                                                           2013   1.878
                                                                                           2012   1.609
                                                                                           2011   1.786
                                                                                           2010   1.505
                                                                                           2009   1.203
                                                                                           2008   1.732
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)........... 2017   1.017
                                                                                           2016   0.919
                                                                                           2015   1.076
                                                                                           2014   1.160
                                                                                           2013   1.231
                                                                                           2012   1.045
                                                                                           2011   1.294
                                                                                           2010   1.054
                                                                                           2009   0.630
                                                                                           2008   1.367
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 2009   0.770
                                                                                           2008   1.356
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2017   1.823
                                                                                           2016   1.701
                                                                                           2015   1.646
                                                                                           2014   1.464
                                                                                           2013   1.102
                                                                                           2012   0.982
                                                                                           2011   0.990
                                                                                           2010   0.889
                                                                                           2009   0.753
                                                                                           2008   1.214
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 2017   1.216
                                                                                           2016   1.215
                                                                                           2015   1.243
                                                                                           2014   1.105
                                                                                           2013   1.076
                                                                                           2012   0.861
                                                                                           2011   0.919
                                                                                           2010   0.798
                                                                                           2009   0.597
                                                                                           2008   1.033
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 2014   3.988
                                                                                           2013   3.122
                                                                                           2012   2.568
                                                                                           2011   2.801
                                                                                           2010   2.580
                                                                                           2009   1.821
                                                                                           2008   3.164
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 2017   4.545
                                                                                           2016   4.460
                                                                                           2015   4.686
                                                                                           2014   4.149
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 2014   1.355
                                                                                           2013   0.939
                                                                                           2012   0.800
                                                                                           2011   0.782
                                                                                           2010   0.639
                                                                                           2009   0.485
                                                                                           2008   0.769
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2017   1.402



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.012       273,043
                                                                                           2.319       489,338
                                                                                           2.478       740,976
                                                                                           2.462     1,023,601
                                                                                           1.878     1,366,633
                                                                                           1.609     1,920,819
                                                                                           1.786     2,740,210
                                                                                           1.505     3,339,945
                                                                                           1.203     5,076,480
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)........... 1.295        52,622
                                                                                           1.017        68,932
                                                                                           0.919       128,950
                                                                                           1.076       161,686
                                                                                           1.160       389,625
                                                                                           1.231       240,689
                                                                                           1.045       286,729
                                                                                           1.294       163,928
                                                                                           1.054       193,655
                                                                                           0.630        16,258
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 0.733            --
                                                                                           0.770     4,339,202
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2.200       192,790
                                                                                           1.823       208,930
                                                                                           1.701       245,662
                                                                                           1.646       334,369
                                                                                           1.464       329,307
                                                                                           1.102       475,778
                                                                                           0.982       471,998
                                                                                           0.990       539,169
                                                                                           0.889       639,851
                                                                                           0.753       904,663
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 1.336       260,009
                                                                                           1.216       447,808
                                                                                           1.215       582,970
                                                                                           1.243     1,128,049
                                                                                           1.105     1,289,526
                                                                                           1.076     1,548,123
                                                                                           0.861     1,788,081
                                                                                           0.919     2,457,859
                                                                                           0.798     2,827,791
                                                                                           0.597     3,202,628
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 4.161            --
                                                                                           3.988     1,192,366
                                                                                           3.122     1,551,262
                                                                                           2.568     2,557,916
                                                                                           2.801     3,616,170
                                                                                           2.580     5,044,056
                                                                                           1.821     6,087,922
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 5.339       356,620
                                                                                           4.545       547,679
                                                                                           4.460       610,144
                                                                                           4.686       845,055
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 1.418            --
                                                                                           1.355       188,177
                                                                                           0.939       141,794
                                                                                           0.800       198,756
                                                                                           0.782        47,068
                                                                                           0.639        14,697
                                                                                           0.485        12,293
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.622       117,404

                              BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.314
                                                                                           2015   1.338
                                                                                           2014   1.275
                                                                                           2013   1.087
                                                                                           2012   0.967
                                                                                           2011   0.999
                                                                                           2010   0.900
                                                                                           2009   0.703
                                                                                           2008   1.001
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2017   1.421
                                                                                           2016   1.318
                                                                                           2015   1.342
                                                                                           2014   1.275
                                                                                           2013   1.029
                                                                                           2012   0.896
                                                                                           2011   0.950
                                                                                           2010   0.846
                                                                                           2009   0.638
                                                                                           2008   1.000
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2017   1.366
                                                                                           2016   1.290
                                                                                           2015   1.313
                                                                                           2014   1.250
                                                                                           2013   1.113
                                                                                           2012   1.015
                                                                                           2011   1.024
                                                                                           2010   0.941
                                                                                           2009   0.771
                                                                                           2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2017   2.358
                                                                                           2016   2.197
                                                                                           2015   2.321
                                                                                           2014   2.482
                                                                                           2013   1.918
                                                                                           2012   1.497
                                                                                           2011   1.759
                                                                                           2010   1.523
                                                                                           2009   0.990
                                                                                           2008   1.688
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 2017   2.711
                                                                                           2016   2.336
                                                                                           2015   2.510
                                                                                           2014   2.321
                                                                                           2013   1.732
                                                                                           2012   1.477
                                                                                           2011   1.515
                                                                                           2010   1.332
                                                                                           2009   1.064
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 2017   2.384
                                                                                           2016   2.156
                                                                                           2015   2.211
                                                                                           2014   2.065
                                                                                           2013   1.485
                                                                                           2012   1.266
                                                                                           2011   1.291
                                                                                           2010   1.031
                                                                                           2009   0.776
                                                                                           2008   1.278
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............................... 2017   2.245
                                                                                           2016   1.734
                                                                                           2015   1.889
                                                                                           2014   1.824
                                                                                           2013   1.384
                                                                                           2012   1.209
                                                                                           2011   1.359
                                                                                           2010   1.149
                                                                                           2009   0.900
                                                                                           2008   1.216
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 2009   0.871



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.402       175,254
                                                                                           1.314       294,000
                                                                                           1.338       487,145
                                                                                           1.275     1,260,023
                                                                                           1.087     1,100,296
                                                                                           0.967     1,010,988
                                                                                           0.999       415,291
                                                                                           0.900       375,591
                                                                                           0.703        50,184
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.706        56,079
                                                                                           1.421       233,438
                                                                                           1.318       288,223
                                                                                           1.342       257,850
                                                                                           1.275       291,607
                                                                                           1.029       476,453
                                                                                           0.896       475,258
                                                                                           0.950       210,675
                                                                                           0.846       257,960
                                                                                           0.638        57,388
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.527        15,980
                                                                                           1.366     1,070,207
                                                                                           1.290       894,564
                                                                                           1.313       985,530
                                                                                           1.250       924,524
                                                                                           1.113       875,936
                                                                                           1.015       636,103
                                                                                           1.024       410,704
                                                                                           0.941       241,978
                                                                                           0.771       115,765
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 3.051       130,656
                                                                                           2.358       245,368
                                                                                           2.197       377,847
                                                                                           2.321       472,546
                                                                                           2.482       702,987
                                                                                           1.918     1,100,323
                                                                                           1.497     1,935,750
                                                                                           1.759     3,409,365
                                                                                           1.523     3,743,449
                                                                                           0.990     4,124,344
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 3.166        76,134
                                                                                           2.711        90,125
                                                                                           2.336        78,308
                                                                                           2.510        99,052
                                                                                           2.321       110,198
                                                                                           1.732       156,148
                                                                                           1.477       210,954
                                                                                           1.515       473,113
                                                                                           1.332       579,177
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 2.963        54,213
                                                                                           2.384        75,141
                                                                                           2.156       130,077
                                                                                           2.211       201,853
                                                                                           2.065       360,983
                                                                                           1.485       458,101
                                                                                           1.266       530,388
                                                                                           1.291       597,100
                                                                                           1.031       537,807
                                                                                           0.776       572,736
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............................... 2.303        51,185
                                                                                           2.245        40,972
                                                                                           1.734        43,507
                                                                                           1.889       105,314
                                                                                           1.824       129,286
                                                                                           1.384       217,412
                                                                                           1.209       408,923
                                                                                           1.359       318,040
                                                                                           1.149       327,890
                                                                                           0.900       399,966
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 0.863            --

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.177       0.871       670,874
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................... 2011   0.680       0.724            --
                                                                              2010   0.640       0.680       118,625
                                                                              2009   0.469       0.640       151,877
                                                                              2008   0.896       0.469        36,774
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.947       1.947            --
                                                                              2016   1.887       1.947            --
                                                                              2015   1.943       1.887       187,327
                                                                              2014   1.868       1.943       248,296
                                                                              2013   1.745       1.868       279,199
                                                                              2012   1.558       1.745       396,913
                                                                              2011   1.502       1.558       555,873
                                                                              2010   1.341       1.502       670,941
                                                                              2009   0.989       1.341       955,071
                                                                              2008   1.224       0.989       699,518
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2017   1.588       2.014        10,334
                                                                              2016   1.619       1.588         9,343
                                                                              2015   1.665       1.619        89,147
                                                                              2014   1.809       1.665        81,547
                                                                              2013   1.533       1.809        81,470
                                                                              2012   1.327       1.533       120,780
                                                                              2011   1.502       1.327       200,654
                                                                              2010   1.362       1.502       237,542
                                                                              2009   1.047       1.362       100,170
                                                                              2008   1.788       1.047        55,729
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013   2.645       2.871            --
                                                                              2012   2.531       2.645       233,130
                                                                              2011   2.696       2.531       330,616
                                                                              2010   2.211       2.696       481,117
                                                                              2009   1.629       2.211       714,944
                                                                              2008   1.151       1.629       961,663
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).......... 2012   0.874       0.983            --
                                                                              2011   0.891       0.874       123,687
                                                                              2010   0.821       0.891       124,996
                                                                              2009   0.576       0.821       139,112
                                                                              2008   1.025       0.576        13,503
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/08)................. 2013   2.131       2.681            --
                                                                              2012   1.778       2.131       119,074
                                                                              2011   1.961       1.778       200,389
                                                                              2010   1.710       1.961       100,311
                                                                              2009   1.236       1.710        89,550
                                                                              2008   1.991       1.236         6,825
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)................. 2017   1.206       1.634     1,326,334
                                                                              2016   1.215       1.206     1,566,024
                                                                              2015   1.180       1.215     2,393,351
                                                                              2014   1.167       1.180     3,392,346
                                                                              2013   1.015       1.167     4,584,564
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2017   1.362       1.399        45,583
                                                                              2016   1.309       1.362       130,788
                                                                              2015   1.362       1.309       181,593
                                                                              2014   1.334       1.362       630,292
                                                                              2013   1.481       1.334       763,334
                                                                              2012   1.369       1.481     1,505,106
                                                                              2011   1.241       1.369     1,370,208
                                                                              2010   1.161       1.241     1,588,001
                                                                              2009   0.991       1.161     1,286,961
                                                                              2008   1.073       0.991       970,924
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................ 2017   1.970       2.038       376,585
                                                                              2016   1.940       1.970       503,542
                                                                              2015   1.961       1.940       670,067
                                                                              2014   1.902       1.961     1,189,047
                                                                              2013   1.959       1.902     1,765,703
                                                                              2012   1.812       1.959     2,931,722
                                                                              2011   1.775       1.812     3,693,847
                                                                              2010   1.658       1.775     5,427,232
                                                                              2009   1.483       1.658     5,574,747
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).............................. 2017   2.347       2.347            --

                                BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   2.329       2.347             --
                                                                          2015   2.352       2.329         17,100
                                                                          2014   2.139       2.352         31,933
                                                                          2013   1.624       2.139         26,899
                                                                          2012   1.484       1.624         33,060
                                                                          2011   1.571       1.484         59,147
                                                                          2010   1.366       1.571         74,109
                                                                          2009   1.114       1.366        111,276
                                                                          2008   1.677       1.114        137,926
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   2.690       2.690             --
                                                                          2016   2.620       2.690             --
                                                                          2015   2.682       2.620        188,434
                                                                          2014   2.592       2.682        390,425
                                                                          2013   2.579       2.592        575,013
                                                                          2012   2.335       2.579        896,494
                                                                          2011   2.277       2.335      1,141,922
                                                                          2010   2.051       2.277      1,426,282
                                                                          2009   1.558       2.051      1,606,459
                                                                          2008   1.763       1.558      1,693,272
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   0.509       0.532             --
                                                                          2012   0.458       0.509        391,410
                                                                          2011   0.565       0.458        631,748
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.706       1.975        720,217
                                                                          2016   1.487       1.706        941,345
                                                                          2015   1.559       1.487      1,264,808
                                                                          2014   1.391       1.559      2,083,295
                                                                          2013   1.050       1.391      2,608,019
                                                                          2012   0.900       1.050      3,013,516
                                                                          2011   0.947       0.900      4,267,192
                                                                          2010   0.818       0.947      5,345,025
                                                                          2009   0.698       0.818      6,927,629
                                                                          2008   1.108       0.698     10,502,118
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.493       1.729         84,529
                                                                          2016   1.300       1.493        127,588
                                                                          2015   1.361       1.300        175,380
                                                                          2014   1.243       1.361        462,388
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2017   2.022       2.191        127,051
                                                                          2016   1.769       2.022        119,069
                                                                          2015   1.964       1.769        155,548
                                                                          2014   1.811       1.964        362,523
                                                                          2013   1.404       1.811        473,689
                                                                          2012   1.237       1.404        783,004
                                                                          2011   1.298       1.237      1,005,744
                                                                          2010   1.045       1.298      1,328,926
                                                                          2009   0.835       1.045      1,372,909
                                                                          2008   1.378       0.835      1,479,606
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................ 2017   2.032       2.093         42,832
                                                                          2016   1.991       2.032        104,294
                                                                          2015   2.000       1.991        182,857
                                                                          2014   1.888       2.000        717,026
                                                                          2013   1.922       1.888        921,365
                                                                          2012   1.807       1.922      1,043,447
                                                                          2011   1.713       1.807      1,280,266
                                                                          2010   1.598       1.713      1,603,660
                                                                          2009   1.475       1.598      1,817,601
                                                                          2008   1.544       1.475      2,419,551
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)....... 2017   2.412       3.197        429,786
                                                                          2016   2.436       2.412        544,700
                                                                          2015   2.316       2.436        569,295
                                                                          2014   2.149       2.316        858,279
                                                                          2013   1.618       2.149      1,337,165
                                                                          2012   1.430       1.618      1,630,847
                                                                          2011   1.587       1.430      3,480,755
                                                                          2010   1.338       1.587      4,579,103
                                                                          2009   1.059       1.338      6,181,379
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)....... 2009   2.100       2.187             --
                                                                          2008   3.238       2.100          7,705

                              BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....................... 2017   1.163
                                                                                           2016   1.173
                                                                                           2015   1.185
                                                                                           2014   1.198
                                                                                           2013   1.211
                                                                                           2012   1.223
                                                                                           2011   1.236
                                                                                           2010   1.245
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 2017   1.440
                                                                                           2016   1.392
                                                                                           2015   1.415
                                                                                           2014   1.369
                                                                                           2013   1.327
                                                                                           2012   1.228
                                                                                           2011   1.202
                                                                                           2010   1.104
                                                                                           2009   0.925
                                                                                           2008   1.092
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2017   1.476
                                                                                           2016   1.406
                                                                                           2015   1.436
                                                                                           2014   1.383
                                                                                           2013   1.260
                                                                                           2012   1.142
                                                                                           2011   1.142
                                                                                           2010   1.035
                                                                                           2009   0.846
                                                                                           2008   1.090
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2017   1.485
                                                                                           2016   1.401
                                                                                           2015   1.434
                                                                                           2014   1.379
                                                                                           2013   1.181
                                                                                           2012   1.054
                                                                                           2011   1.080
                                                                                           2010   0.965
                                                                                           2009   0.770
                                                                                           2008   1.091
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.472
                                                                                           2016   1.376
                                                                                           2015   1.414
                                                                                           2014   1.358
                                                                                           2013   1.104
                                                                                           2012   0.967
                                                                                           2011   1.015
                                                                                           2010   0.895
                                                                                           2009   0.700
                                                                                           2008   1.091
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.774
                                                                                           2016   1.676
                                                                                           2015   1.651
                                                                                           2014   1.509
                                                                                           2013   1.264
                                                                                           2012   1.137
                                                                                           2011   1.107
                                                                                           2010   1.020
                                                                                           2009   0.876
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.873
                                                                                           2016   1.763
                                                                                           2015   1.740
                                                                                           2014   1.589
                                                                                           2013   1.201
                                                                                           2012   1.076
                                                                                           2011   1.133
                                                                                           2010   1.022
                                                                                           2009   0.783
                                                                                           2008   1.263
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.986
                                                                                           2008   1.806



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....................... 1.160      1,971,473
                                                                                           1.163      2,223,431
                                                                                           1.173      3,059,541
                                                                                           1.185      3,808,083
                                                                                           1.198      6,650,215
                                                                                           1.211     10,138,841
                                                                                           1.223     12,521,056
                                                                                           1.236     18,282,020
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 1.524         68,006
                                                                                           1.440        242,205
                                                                                           1.392        437,452
                                                                                           1.415        467,838
                                                                                           1.369        565,383
                                                                                           1.327        595,113
                                                                                           1.228      1,170,226
                                                                                           1.202      1,552,389
                                                                                           1.104      1,622,969
                                                                                           0.925      1,851,736
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.616         87,994
                                                                                           1.476        314,255
                                                                                           1.406        757,527
                                                                                           1.436      1,024,524
                                                                                           1.383        944,061
                                                                                           1.260      1,031,775
                                                                                           1.142      1,750,260
                                                                                           1.142      3,000,673
                                                                                           1.035      3,593,769
                                                                                           0.846      3,233,682
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.686      1,532,537
                                                                                           1.485      2,262,885
                                                                                           1.401      2,790,935
                                                                                           1.434      3,363,633
                                                                                           1.379      3,539,425
                                                                                           1.181      5,136,125
                                                                                           1.054      6,488,617
                                                                                           1.080     22,036,766
                                                                                           0.965     18,468,604
                                                                                           0.770     18,110,456
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.736      2,123,568
                                                                                           1.472      3,374,459
                                                                                           1.376      4,420,138
                                                                                           1.414      5,095,314
                                                                                           1.358      5,821,581
                                                                                           1.104      5,682,242
                                                                                           0.967      8,136,627
                                                                                           1.015     12,261,448
                                                                                           0.895     14,692,267
                                                                                           0.700     14,151,248
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2.021        111,406
                                                                                           1.774        112,813
                                                                                           1.676        151,157
                                                                                           1.651        245,108
                                                                                           1.509        307,025
                                                                                           1.264        203,733
                                                                                           1.137        534,791
                                                                                           1.107        629,714
                                                                                           1.020        618,990
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.207         97,752
                                                                                           1.873        166,556
                                                                                           1.763        154,132
                                                                                           1.740        231,247
                                                                                           1.589        702,301
                                                                                           1.201        809,385
                                                                                           1.076      1,916,059
                                                                                           1.133      2,554,800
                                                                                           1.022      2,944,741
                                                                                           0.783      3,101,698
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 1.031             --
                                                                                           0.986      3,787,020

                                BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.910       2.107            --
                                                                          2012   1.670       1.910       665,969
                                                                          2011   1.800       1.670     1,090,482
                                                                          2010   1.589       1.800     1,348,345
                                                                          2009   1.319       1.589     1,784,965
                                                                          2008   2.186       1.319     2,204,663
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2017   1.091       1.351       372,195
                                                                          2016   1.047       1.091       547,979
                                                                          2015   1.029       1.047       650,436
                                                                          2014   0.937       1.029       894,187
                                                                          2013   0.714       0.937       963,714
                                                                          2012   0.651       0.714     1,437,100
                                                                          2011   0.679       0.651     2,205,238
                                                                          2010   0.596       0.679     3,167,759
                                                                          2009   0.403       0.596     3,885,103
                                                                          2008   0.751       0.403     4,629,854
 BHFTII Jennison Growth Subaccount (Class A) (4/12)...................... 2017   1.506       2.047        46,174
                                                                          2016   1.519       1.506       108,312
                                                                          2015   1.386       1.519       118,095
                                                                          2014   1.284       1.386       167,521
                                                                          2013   0.947       1.284       222,672
                                                                          2012   0.980       0.947       501,590
 BHFTII Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.867       0.991            --
                                                                          2011   0.874       0.867       433,995
                                                                          2010   0.793       0.874       707,871
                                                                          2009   0.574       0.793       773,302
                                                                          2008   0.864       0.574     1,009,019
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.953       1.035            --
                                                                          2010   0.832       0.953     4,460,540
                                                                          2009   0.640       0.832     4,912,450
                                                                          2008   1.086       0.640     3,753,083
 BHFTII MetLife Stock Index Subaccount (Class A) (5/09).................. 2017   2.011       2.419       259,533
                                                                          2016   1.820       2.011     1,095,115
                                                                          2015   1.818       1.820     1,311,957
                                                                          2014   1.620       1.818     1,782,128
                                                                          2013   1.240       1.620     2,176,009
                                                                          2012   1.083       1.240     2,818,259
                                                                          2011   1.075       1.083     4,004,337
                                                                          2010   0.946       1.075     8,413,560
                                                                          2009   0.764       0.946       808,781
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.990       2.114        41,623
                                                                          2016   1.703       1.990        61,188
                                                                          2015   1.834       1.703       145,472
                                                                          2014   1.689       1.834       159,531
                                                                          2013   1.296       1.689       273,171
                                                                          2012   1.149       1.296       228,152
                                                                          2011   1.138       1.149       188,768
                                                                          2010   1.056       1.138       208,460
                                                                          2009   0.961       1.056       102,507
                                                                          2008   1.405       0.961         5,933
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2017   3.365       3.737       175,539
                                                                          2016   3.121       3.365       496,183
                                                                          2015   3.165       3.121       605,002
                                                                          2014   2.950       3.165     1,432,596
                                                                          2013   2.510       2.950     2,064,099
                                                                          2012   2.278       2.510     2,890,403
                                                                          2011   2.252       2.278     3,692,734
                                                                          2010   2.072       2.252     4,326,165
                                                                          2009   1.769       2.072     5,263,607
                                                                          2008   2.301       1.769     7,180,564
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2017   2.531       2.955       247,696

                                     BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   2.236       2.531       306,269
                                                                                    2015   2.263       2.236       458,189
                                                                                    2014   2.064       2.263     1,042,979
                                                                                    2013   1.536       2.064     1,339,101
                                                                                    2012   1.331       1.536     1,180,821
                                                                                    2011   1.334       1.331     1,499,130
                                                                                    2010   1.210       1.334     3,028,394
                                                                                    2009   1.012       1.210     3,206,070
                                                                                    2008   1.515       1.012     3,018,096
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   4.193       4.802        18,883
                                                                                    2016   3.570       4.193        26,782
                                                                                    2015   3.587       3.570        63,768
                                                                                    2014   3.624       3.587       125,364
                                                                                    2013   2.891       3.624       163,806
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2017   2.026       2.675       324,989
                                                                                    2016   2.016       2.026       333,538
                                                                                    2015   1.844       2.016       421,894
                                                                                    2014   1.712       1.844       629,968
                                                                                    2013   1.247       1.712       869,647
                                                                                    2012   1.062       1.247     1,040,605
                                                                                    2011   1.087       1.062     1,249,029
                                                                                    2010   0.941       1.087     1,418,220
                                                                                    2009   0.665       0.941     1,790,753
                                                                                    2008   1.159       0.665     1,947,136
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.826       3.427       154,347
                                                                                    2016   2.562       2.826       438,139
                                                                                    2015   2.527       2.562       609,720
                                                                                    2014   2.394       2.527       888,868
                                                                                    2013   1.678       2.394     1,250,879
                                                                                    2012   1.463       1.678     1,463,470
                                                                                    2011   1.458       1.463     2,470,333
                                                                                    2010   1.094       1.458     2,722,565
                                                                                    2009   0.797       1.094     3,060,627
                                                                                    2008   1.209       0.797     3,766,280
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.299       1.313       181,387
                                                                                    2016   1.294       1.299       600,309
                                                                                    2015   1.299       1.294       972,615
                                                                                    2014   1.275       1.299     1,130,898
                                                                                    2013   1.296       1.275     1,154,176
                                                                                    2012   1.265       1.296     1,755,405
                                                                                    2011   1.210       1.265     2,174,496
                                                                                    2010   1.153       1.210     3,646,304
                                                                                    2009   1.116       1.153     3,693,189
                                                                                    2008   1.130       1.116     4,896,990
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)....................... 2008   1.322       1.268            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)................. 2008   1.275       1.206         1,724
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01).............. 2017   2.636       3.172       303,633
                                                                                    2016   2.473       2.636       497,000
                                                                                    2015   2.489       2.473       756,331
                                                                                    2014   2.253       2.489     1,174,981
                                                                                    2013   1.738       2.253     1,496,655
                                                                                    2012   1.513       1.738     2,538,955
                                                                                    2011   1.572       1.513     3,245,595
                                                                                    2010   1.359       1.572     5,389,103
                                                                                    2009   1.014       1.359     5,957,459
                                                                                    2008   1.788       1.014     7,069,567
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 2017   3.672       4.380       449,013
                                                                                    2016   3.315       3.672       849,150
                                                                                    2015   3.406       3.315     1,000,609
                                                                                    2014   3.246       3.406     1,240,085
                                                                                    2013   2.414       3.246     1,854,736
                                                                                    2012   2.130       2.414     2,388,980
                                                                                    2011   2.414       2.130     3,332,475
                                                                                    2010   1.897       2.414     3,882,259
                                                                                    2009   1.372       1.897     4,500,569
                                                                                    2008   2.296       1.372     5,661,893

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2017   1.839       2.209         9,244
                                                                             2016   1.784       1.839         8,672
                                                                             2015   1.852       1.784        42,134
                                                                             2014   1.741       1.852        92,099
                                                                             2013   1.274       1.741       116,113
                                                                             2012   1.161       1.274       184,699
                                                                             2011   1.233       1.161       339,231
                                                                             2010   0.976       1.233       669,464
                                                                             2009   0.687       0.976       804,292
                                                                             2008   1.208       0.687       953,876
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2017   2.599       3.612       156,036
                                                                             2016   2.237       2.599       175,551
                                                                             2015   2.811       2.237       386,942
                                                                             2014   3.101       2.811       413,596
                                                                             2013   3.163       3.101       448,359
                                                                             2012   2.825       3.163       767,250
                                                                             2011   3.393       2.825     1,001,987
                                                                             2010   2.916       3.393     2,054,906
                                                                             2009   1.707       2.916     2,127,666
                                                                             2008   3.648       1.707     2,032,859
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2017   1.612       1.861       104,890
                                                                             2016   1.520       1.612       444,820
                                                                             2015   1.642       1.520       529,615
                                                                             2014   1.867       1.642       671,597
                                                                             2013   1.535       1.867       830,362
                                                                             2012   1.312       1.535     1,100,354
                                                                             2011   1.483       1.312     1,474,874
                                                                             2010   1.383       1.483     1,913,194
                                                                             2009   1.020       1.383     2,327,513
                                                                             2008   1.728       1.020     2,521,627
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)........ 2010   1.134       1.152            --
                                                                             2009   0.912       1.134       837,861
                                                                             2008   1.298       0.912     1,067,249
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00).............. 2017   1.256       1.579       658,792
                                                                             2016   1.132       1.256       803,874
                                                                             2015   1.103       1.132       990,964
                                                                             2014   0.993       1.103     1,746,198
                                                                             2013   0.760       0.993     1,990,435
                                                                             2012   0.656       0.760     2,401,441
                                                                             2011   0.674       0.656     3,184,224
                                                                             2010   0.543       0.674     6,186,906
                                                                             2009   0.380       0.543     6,467,241
                                                                             2008   0.684       0.380     6,751,820
 Janus Henderson Global Technology Subaccount (Service Shares) (5/00)....... 2011   0.529       0.567            --
                                                                             2010   0.430       0.529     2,908,720
                                                                             2009   0.277       0.430     3,086,828
                                                                             2008   0.499       0.277     2,571,027
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)............................ 2010   1.015       1.081            --
                                                                             2009   0.814       1.015     5,974,809
                                                                             2008   1.315       0.814     7,617,918
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)............. 2017   2.681       2.844       124,264
                                                                             2016   2.509       2.681       123,679
                                                                             2015   2.556       2.509       158,527
                                                                             2014   2.389       2.556       266,815
                                                                             2013   2.409       2.389       385,260
                                                                             2012   2.126       2.409       511,710
                                                                             2011   2.043       2.126       886,973
                                                                             2010   1.851       2.043     1,059,420
                                                                             2009   1.400       1.851     1,375,250
                                                                             2008   1.837       1.400     1,751,573
 Templeton Growth Fund, Inc. (Class A) (8/96)............................... 2011   2.171       2.433            --
                                                                             2010   2.040       2.171     3,389,690
                                                                             2009   1.576       2.040     4,189,668
                                                                             2008   2.817       1.576     5,762,571

                                    BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2017   2.200       2.532       250,474
                                                                                  2016   2.197       2.200       315,634
                                                                                  2015   2.259       2.197       339,527
                                                                                  2014   1.897       2.259       490,368
                                                                                  2013   1.297       1.897       571,195
                                                                                  2012   1.104       1.297       721,021
                                                                                  2011   1.089       1.104     2,392,116
                                                                                  2010   0.880       1.089     3,800,103
                                                                                  2009   0.661       0.880     4,868,998
                                                                                  2008   1.121       0.661     5,847,739
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.232       1.241            --
                                                                                  2013   0.942       1.232       512,256
                                                                                  2012   0.828       0.942       578,317
                                                                                  2011   0.892       0.828       788,939
                                                                                  2010   0.773       0.892     1,228,519
                                                                                  2009   0.604       0.773     1,457,610
                                                                                  2008   0.963       0.604     2,195,345
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2017   2.686       3.178       518,679
                                                                                  2016   2.473       2.686       546,221
                                                                                  2015   2.460       2.473       554,313
                                                                                  2014   2.240       2.460       644,713
                                                                                  2013   1.741       2.240       717,966
                                                                                  2012   1.517       1.741       917,736
                                                                                  2011   1.495       1.517     1,841,439
                                                                                  2010   1.341       1.495     2,637,773
                                                                                  2009   1.110       1.341     3,279,853
                                                                                  2008   1.587       1.110     4,004,988
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.352       2.774        11,630
                                                                                  2016   2.067       2.352        18,364
                                                                                  2015   2.183       2.067        71,670
                                                                                  2014   1.942       2.183       140,499
                                                                                  2013   1.558       1.942       210,185
                                                                                  2012   1.379       1.558       211,421
                                                                                  2011   1.291       1.379       543,168
                                                                                  2010   1.162       1.291     1,453,132
                                                                                  2009   0.956       1.162     1,560,435
                                                                                  2008   1.486       0.956     1,781,670
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2017   3.509       4.367         2,350
                                                                                  2016   3.302       3.509        83,638
                                                                                  2015   3.039       3.302       101,063
                                                                                  2014   2.694       3.039       106,203
                                                                                  2013   1.975       2.694       142,136
                                                                                  2012   1.658       1.975       241,618
                                                                                  2011   1.687       1.658       486,854
                                                                                  2010   1.552       1.687       583,181
                                                                                  2009   1.102       1.552     1,050,799
                                                                                  2008   1.775       1.102     1,404,036
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   2.898       3.293         3,008
                                                                                  2016   2.591       2.898         7,766
                                                                                  2015   2.696       2.591        42,282
                                                                                  2014   2.439       2.696       190,454
                                                                                  2013   1.862       2.439       205,935
                                                                                  2012   1.615       1.862       389,712
                                                                                  2011   1.555       1.615     1,154,218
                                                                                  2010   1.436       1.555     1,729,972
                                                                                  2009   1.165       1.436     1,806,079
                                                                                  2008   1.829       1.165     2,645,625
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........ 2017   2.550       3.136        46,842
                                                                                  2016   2.436       2.550        52,862
                                                                                  2015   2.574       2.436       131,258
                                                                                  2014   2.499       2.574       325,514
                                                                                  2013   1.718       2.499       442,299
                                                                                  2012   1.453       1.718       463,604
                                                                                  2011   1.449       1.453       510,928
                                                                                  2010   1.169       1.449       991,445
                                                                                  2009   0.828       1.169     1,007,856
                                                                                  2008   1.411       0.828       972,163
 LMPVET Equity Index Subaccount (Class II) (5/04)................................ 2009   0.819       0.799            --

                                        BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2008   1.325       0.819      3,241,812
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.026       1.016             --
                                                                                         2010   0.950       1.026        308,498
                                                                                         2009   0.817       0.950        508,568
                                                                                         2008   1.048       0.817         72,829
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2017   2.617       2.814         49,854
                                                                                         2016   2.288       2.617         51,510
                                                                                         2015   2.455       2.288        109,332
                                                                                         2014   2.510       2.455        189,190
                                                                                         2013   2.387       2.510        367,760
                                                                                         2012   2.039       2.387        511,746
                                                                                         2011   2.025       2.039        606,590
                                                                                         2010   1.781       2.025        830,387
                                                                                         2009   1.157       1.781      1,105,576
                                                                                         2008   1.690       1.157      1,425,536
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.249       1.245             --
                                                                                         2009   1.260       1.249     19,541,254
                                                                                         2008   1.241       1.260     24,591,507
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 2009   1.428       1.479             --
                                                                                         2008   1.378       1.428      6,221,183
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2017   1.844       2.130          1,369
                                                                                         2016   1.754       1.844          5,164
                                                                                         2015   1.803       1.754          4,805
                                                                                         2014   1.667       1.803          8,705
                                                                                         2013   1.419       1.667         51,156
                                                                                         2012   1.296       1.419         54,565
                                                                                         2011   1.310       1.296        116,621
                                                                                         2010   1.180       1.310        350,353
                                                                                         2009   0.971       1.180        439,706
                                                                                         2008   1.311       0.971        415,958
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 2009   1.059       1.029             --
                                                                                         2008   1.667       1.059      1,107,701





                                     BRP -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.887       0.847            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2017   2.320       3.011       569,911
                                                                       2016   2.336       2.320       693,084
                                                                       2015   2.213       2.336       957,450
                                                                       2014   2.192       2.213     1,476,405
                                                                       2013   1.719       2.192     2,166,690
                                                                       2012   1.421       1.719     2,662,265
                                                                       2011   1.580       1.421     4,633,360
                                                                       2010   1.432       1.580     6,581,997
                                                                       2009   1.020       1.432     7,233,676
                                                                       2008   1.677       1.020     7,223,731
 American Funds Growth Subaccount (Class 2) (5/04).................... 2017   2.313       2.929     1,016,595

                                       BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   2.140       2.313      1,297,675
                                                                                       2015   2.029       2.140      1,631,034
                                                                                       2014   1.894       2.029      2,277,286
                                                                                       2013   1.475       1.894      3,133,258
                                                                                       2012   1.268       1.475      3,869,231
                                                                                       2011   1.342       1.268      7,135,632
                                                                                       2010   1.145       1.342     11,476,422
                                                                                       2009   0.832       1.145     13,545,511
                                                                                       2008   1.505       0.832     13,051,970
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................. 2017   2.071       2.501      1,070,358
                                                                                       2016   1.881       2.071      1,294,259
                                                                                       2015   1.878       1.881      1,399,537
                                                                                       2014   1.720       1.878      1,921,984
                                                                                       2013   1.305       1.720      2,640,902
                                                                                       2012   1.126       1.305      2,935,993
                                                                                       2011   1.162       1.126      4,705,041
                                                                                       2010   1.056       1.162      7,285,383
                                                                                       2009   0.815       1.056      7,547,697
                                                                                       2008   1.329       0.815      7,772,558
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)......................... 2013   2.338       2.485             --
                                                                                       2012   1.936       2.338      3,179,438
                                                                                       2011   2.348       1.936      5,573,159
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.602       2.510             --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2017   2.946       3.146        122,588
                                                                                       2016   2.609       2.946        147,278
                                                                                       2015   2.743       2.609        157,691
                                                                                       2014   2.685       2.743        478,324
                                                                                       2013   2.475       2.685        624,970
                                                                                       2012   2.145       2.475        756,588
                                                                                       2011   2.117       2.145      1,007,187
                                                                                       2010   1.845       2.117      1,581,266
                                                                                       2009   1.269       1.845      1,880,434
                                                                                       2008   1.694       1.269      1,631,276
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.388       1.684      1,036,168
                                                                                       2016   1.290       1.388      1,247,512
                                                                                       2015   1.334       1.290      1,352,276
                                                                                       2014   1.286       1.334      1,677,550
                                                                                       2013   1.006       1.286      2,321,706
                                                                                       2012   0.873       1.006      2,897,181
                                                                                       2011   1.019       0.873      4,319,390
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2017   2.911       3.210        399,547
                                                                                       2016   2.247       2.911        568,780
                                                                                       2015   2.406       2.247        891,702
                                                                                       2014   2.397       2.406      1,319,905
                                                                                       2013   1.833       2.397      1,702,219
                                                                                       2012   1.574       1.833      2,209,731
                                                                                       2011   1.752       1.574      3,770,904
                                                                                       2010   1.481       1.752      5,509,443
                                                                                       2009   1.186       1.481      6,406,176
                                                                                       2008   1.712       1.186      7,570,132
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)....... 2017   0.991       1.257        236,680
                                                                                       2016   0.897       0.991        353,793
                                                                                       2015   1.053       0.897        401,751
                                                                                       2014   1.138       1.053        412,203
                                                                                       2013   1.211       1.138        491,231
                                                                                       2012   1.030       1.211        680,371
                                                                                       2011   1.279       1.030        581,905
                                                                                       2010   1.045       1.279        566,598
                                                                                       2009   0.626       1.045        307,727
                                                                                       2008   1.360       0.626         31,746
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.761       0.724             10
                                                                                       2008   1.344       0.761     11,542,998
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   1.741       2.095        143,425

                              BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.628
                                                                                           2015   1.579
                                                                                           2014   1.408
                                                                                           2013   1.063
                                                                                           2012   0.949
                                                                                           2011   0.959
                                                                                           2010   0.863
                                                                                           2009   0.734
                                                                                           2008   1.186
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 2017   1.184
                                                                                           2016   1.186
                                                                                           2015   1.216
                                                                                           2014   1.084
                                                                                           2013   1.058
                                                                                           2012   0.849
                                                                                           2011   0.908
                                                                                           2010   0.791
                                                                                           2009   0.593
                                                                                           2008   1.028
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 2014   3.819
                                                                                           2013   2.996
                                                                                           2012   2.472
                                                                                           2011   2.702
                                                                                           2010   2.495
                                                                                           2009   1.765
                                                                                           2008   3.076
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 2017   4.319
                                                                                           2016   4.249
                                                                                           2015   4.475
                                                                                           2014   3.969
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 2014   1.312
                                                                                           2013   0.912
                                                                                           2012   0.779
                                                                                           2011   0.763
                                                                                           2010   0.625
                                                                                           2009   0.476
                                                                                           2008   0.755
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2017   1.372
                                                                                           2016   1.289
                                                                                           2015   1.316
                                                                                           2014   1.257
                                                                                           2013   1.074
                                                                                           2012   0.959
                                                                                           2011   0.992
                                                                                           2010   0.896
                                                                                           2009   0.702
                                                                                           2008   1.001
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2017   1.390
                                                                                           2016   1.293
                                                                                           2015   1.320
                                                                                           2014   1.257
                                                                                           2013   1.017
                                                                                           2012   0.888
                                                                                           2011   0.944
                                                                                           2010   0.843
                                                                                           2009   0.637
                                                                                           2008   1.000
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2017   1.336
                                                                                           2016   1.265
                                                                                           2015   1.291
                                                                                           2014   1.233
                                                                                           2013   1.100
                                                                                           2012   1.006
                                                                                           2011   1.017
                                                                                           2010   0.937
                                                                                           2009   0.770
                                                                                           2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2017   2.241



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.741        259,888
                                                                                           1.628        303,262
                                                                                           1.579        287,724
                                                                                           1.408        499,545
                                                                                           1.063        711,965
                                                                                           0.949        835,598
                                                                                           0.959      1,709,339
                                                                                           0.863      2,207,860
                                                                                           0.734      2,289,294
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 1.297        463,542
                                                                                           1.184        606,309
                                                                                           1.186        953,953
                                                                                           1.216      1,520,393
                                                                                           1.084      1,936,256
                                                                                           1.058      2,393,068
                                                                                           0.849      3,803,428
                                                                                           0.908      5,336,585
                                                                                           0.791      5,709,423
                                                                                           0.593      6,234,647
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 3.981             --
                                                                                           3.819      3,957,013
                                                                                           2.996      5,355,311
                                                                                           2.472      8,570,438
                                                                                           2.702     13,454,878
                                                                                           2.495     16,196,897
                                                                                           1.765     19,448,828
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 5.061      2,081,689
                                                                                           4.319      2,568,735
                                                                                           4.249      2,871,611
                                                                                           4.475      3,516,432
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 1.372             --
                                                                                           1.312        429,878
                                                                                           0.912        323,094
                                                                                           0.779        287,313
                                                                                           0.763        140,289
                                                                                           0.625         20,656
                                                                                           0.476          4,639
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.583        618,764
                                                                                           1.372        808,155
                                                                                           1.289      1,042,384
                                                                                           1.316      1,174,139
                                                                                           1.257      1,134,046
                                                                                           1.074      1,371,068
                                                                                           0.959        980,349
                                                                                           0.992        821,982
                                                                                           0.896        472,668
                                                                                           0.702         33,068
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.665      1,365,994
                                                                                           1.390      1,829,546
                                                                                           1.293      1,788,599
                                                                                           1.320      1,969,079
                                                                                           1.257      2,142,226
                                                                                           1.017      1,815,717
                                                                                           0.888      1,552,096
                                                                                           0.944        958,613
                                                                                           0.843        669,346
                                                                                           0.637         41,214
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.490         91,041
                                                                                           1.336        437,058
                                                                                           1.265        148,523
                                                                                           1.291        195,558
                                                                                           1.233        474,504
                                                                                           1.100        391,413
                                                                                           1.006        343,737
                                                                                           1.017        492,199
                                                                                           0.937        331,524
                                                                                           0.770         20,344
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2.893        607,203

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   2.094       2.241       771,973
                                                                              2015   2.217       2.094       956,228
                                                                              2014   2.377       2.217     1,218,441
                                                                              2013   1.841       2.377     1,559,038
                                                                              2012   1.441       1.841     1,959,005
                                                                              2011   1.697       1.441     3,624,797
                                                                              2010   1.473       1.697     6,288,870
                                                                              2009   0.960       1.473     7,629,665
                                                                              2008   1.641       0.960     8,963,488
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).......................... 2017   2.620       3.052       105,356
                                                                              2016   2.263       2.620       184,104
                                                                              2015   2.438       2.263       222,385
                                                                              2014   2.260       2.438       313,134
                                                                              2013   1.691       2.260       299,795
                                                                              2012   1.445       1.691       491,621
                                                                              2011   1.486       1.445       887,062
                                                                              2010   1.310       1.486     1,835,375
                                                                              2009   1.048       1.310     1,987,813
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017   2.318       2.874        55,594
                                                                              2016   2.102       2.318       131,092
                                                                              2015   2.160       2.102       191,108
                                                                              2014   2.023       2.160       204,421
                                                                              2013   1.458       2.023       243,731
                                                                              2012   1.246       1.458       313,000
                                                                              2011   1.274       1.246       413,613
                                                                              2010   1.020       1.274       439,196
                                                                              2009   0.770       1.020       447,324
                                                                              2008   1.271       0.770       453,543
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017   2.183       2.233       180,644
                                                                              2016   1.690       2.183        96,209
                                                                              2015   1.846       1.690       113,289
                                                                              2014   1.787       1.846       143,997
                                                                              2013   1.359       1.787       164,684
                                                                              2012   1.190       1.359       251,925
                                                                              2011   1.342       1.190       244,607
                                                                              2010   1.137       1.342       227,814
                                                                              2009   0.892       1.137       296,210
                                                                              2008   1.209       0.892       295,825
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.863       0.855            --
                                                                              2008   1.170       0.863        95,001
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................... 2011   0.671       0.714            --
                                                                              2010   0.634       0.671       100,168
                                                                              2009   0.465       0.634        84,804
                                                                              2008   0.890       0.465         1,895
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   1.890       1.890            --
                                                                              2016   1.833       1.890            --
                                                                              2015   1.892       1.833       186,633
                                                                              2014   1.824       1.892       182,278
                                                                              2013   1.708       1.824       284,445
                                                                              2012   1.529       1.708       376,922
                                                                              2011   1.477       1.529       725,588
                                                                              2010   1.322       1.477     1,229,116
                                                                              2009   0.977       1.322     1,850,341
                                                                              2008   1.213       0.977     1,591,966
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2017   1.526       1.930       148,158
                                                                              2016   1.560       1.526       133,950
                                                                              2015   1.609       1.560       111,593
                                                                              2014   1.751       1.609        92,079
                                                                              2013   1.488       1.751        69,272
                                                                              2012   1.291       1.488        89,095
                                                                              2011   1.465       1.291       114,477
                                                                              2010   1.333       1.465       103,122
                                                                              2009   1.026       1.333       141,840
                                                                              2008   1.756       1.026        47,470
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013   2.552       2.768            --

                                 BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2012   2.448       2.552        689,634
                                                                           2011   2.614       2.448      1,472,819
                                                                           2010   2.149       2.614      1,924,745
                                                                           2009   1.587       2.149      2,052,042
                                                                           2008   1.144       1.587      2,394,589
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.850       0.956             --
                                                                           2011   0.870       0.850         81,542
                                                                           2010   0.803       0.870         89,939
                                                                           2009   0.565       0.803         82,364
                                                                           2008   1.007       0.565         54,556
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/08).............. 2013   2.049       2.570             --
                                                                           2012   1.713       2.049        177,899
                                                                           2011   1.894       1.713        163,854
                                                                           2010   1.656       1.894        123,395
                                                                           2009   1.200       1.656         98,593
                                                                           2008   1.936       1.200         22,833
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2017   1.195       1.615      3,400,194
                                                                           2016   1.207       1.195      3,914,760
                                                                           2015   1.175       1.207      4,664,861
                                                                           2014   1.165       1.175      5,692,328
                                                                           2013   1.015       1.165      6,757,419
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2017   1.323       1.356        155,325
                                                                           2016   1.274       1.323        226,659
                                                                           2015   1.330       1.274        315,970
                                                                           2014   1.306       1.330        507,470
                                                                           2013   1.453       1.306        947,291
                                                                           2012   1.347       1.453      1,909,607
                                                                           2011   1.224       1.347      1,999,399
                                                                           2010   1.148       1.224      1,244,923
                                                                           2009   0.983       1.148      1,375,849
                                                                           2008   1.066       0.983        833,102
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................... 2017   1.895       1.954        919,456
                                                                           2016   1.871       1.895      1,155,063
                                                                           2015   1.895       1.871      1,852,917
                                                                           2014   1.843       1.895      2,264,639
                                                                           2013   1.903       1.843      2,866,776
                                                                           2012   1.765       1.903      4,238,065
                                                                           2011   1.733       1.765      6,434,557
                                                                           2010   1.623       1.733      9,909,314
                                                                           2009   1.453       1.623     11,426,387
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2017   2.272       2.272             --
                                                                           2016   2.257       2.272             --
                                                                           2015   2.285       2.257            957
                                                                           2014   2.082       2.285          2,094
                                                                           2013   1.585       2.082          6,031
                                                                           2012   1.452       1.585         50,362
                                                                           2011   1.541       1.452        192,178
                                                                           2010   1.344       1.541        346,278
                                                                           2009   1.099       1.344        369,786
                                                                           2008   1.657       1.099        354,503
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2017   2.561       2.561             --
                                                                           2016   2.496       2.561             --
                                                                           2015   2.562       2.496        433,581
                                                                           2014   2.482       2.562        631,353
                                                                           2013   2.476       2.482        862,344
                                                                           2012   2.247       2.476      1,040,037
                                                                           2011   2.197       2.247      1,537,711
                                                                           2010   1.984       2.197      2,566,007
                                                                           2009   1.510       1.984      3,222,141
                                                                           2008   1.714       1.510      3,288,656
 BHFTI RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.493       0.515             --
                                                                           2012   0.445       0.493      1,218,350
                                                                           2011   0.550       0.445      1,315,845
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2017   1.661       1.918      2,145,115

                                 BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.452       1.661      2,614,639
                                                                           2015   1.525       1.452      2,980,497
                                                                           2014   1.364       1.525      3,709,319
                                                                           2013   1.033       1.364      4,628,960
                                                                           2012   0.887       1.033      5,887,235
                                                                           2011   0.936       0.887     10,810,815
                                                                           2010   0.811       0.936     19,851,521
                                                                           2009   0.694       0.811     24,012,047
                                                                           2008   1.104       0.694     29,123,216
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.446       1.671        511,093
                                                                           2016   1.262       1.446        744,410
                                                                           2015   1.325       1.262      1,108,198
                                                                           2014   1.212       1.325      1,381,123
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2017   1.959       2.117        129,486
                                                                           2016   1.719       1.959        155,510
                                                                           2015   1.913       1.719        241,920
                                                                           2014   1.767       1.913        477,612
                                                                           2013   1.374       1.767        558,522
                                                                           2012   1.214       1.374        593,212
                                                                           2011   1.277       1.214      1,324,942
                                                                           2010   1.030       1.277      2,165,806
                                                                           2009   0.825       1.030      2,543,891
                                                                           2008   1.365       0.825      2,542,493
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.936       1.989        437,345
                                                                           2016   1.902       1.936        650,900
                                                                           2015   1.915       1.902        554,729
                                                                           2014   1.812       1.915        761,675
                                                                           2013   1.850       1.812        879,988
                                                                           2012   1.743       1.850      1,519,095
                                                                           2011   1.657       1.743      2,500,569
                                                                           2010   1.549       1.657      3,555,138
                                                                           2009   1.434       1.549      4,443,106
                                                                           2008   1.504       1.434      4,637,374
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   2.293       3.032        976,507
                                                                           2016   2.321       2.293      1,294,285
                                                                           2015   2.213       2.321      1,397,566
                                                                           2014   2.058       2.213      1,874,273
                                                                           2013   1.554       2.058      2,319,449
                                                                           2012   1.376       1.554      3,437,350
                                                                           2011   1.531       1.376      7,570,122
                                                                           2010   1.295       1.531     13,491,637
                                                                           2009   1.026       1.295     17,493,502
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.027       2.110             --
                                                                           2008   3.130       2.027         45,044
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2017   1.111       1.104      2,675,277
                                                                           2016   1.123       1.111      2,828,626
                                                                           2015   1.138       1.123      3,646,113
                                                                           2014   1.152       1.138      4,882,100
                                                                           2013   1.167       1.152      6,791,316
                                                                           2012   1.183       1.167      9,383,762
                                                                           2011   1.198       1.183     21,398,194
                                                                           2010   1.209       1.198     33,699,027
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.402       1.480      1,016,864
                                                                           2016   1.359       1.402      1,249,224
                                                                           2015   1.385       1.359      1,297,208
                                                                           2014   1.343       1.385      1,807,618
                                                                           2013   1.305       1.343      2,183,656
                                                                           2012   1.211       1.305      3,205,012
                                                                           2011   1.188       1.211      2,990,464
                                                                           2010   1.093       1.188      3,678,320
                                                                           2009   0.919       1.093      3,051,789
                                                                           2008   1.088       0.919      2,133,622
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.437       1.569        194,838

                              BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.372
                                                                                           2015   1.405
                                                                                           2014   1.357
                                                                                           2013   1.239
                                                                                           2012   1.126
                                                                                           2011   1.129
                                                                                           2010   1.026
                                                                                           2009   0.840
                                                                                           2008   1.086
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2017   1.446
                                                                                           2016   1.367
                                                                                           2015   1.403
                                                                                           2014   1.353
                                                                                           2013   1.162
                                                                                           2012   1.039
                                                                                           2011   1.068
                                                                                           2010   0.956
                                                                                           2009   0.765
                                                                                           2008   1.086
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.433
                                                                                           2016   1.343
                                                                                           2015   1.384
                                                                                           2014   1.332
                                                                                           2013   1.086
                                                                                           2012   0.953
                                                                                           2011   1.004
                                                                                           2010   0.886
                                                                                           2009   0.696
                                                                                           2008   1.086
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2017   1.724
                                                                                           2016   1.632
                                                                                           2015   1.612
                                                                                           2014   1.477
                                                                                           2013   1.241
                                                                                           2012   1.119
                                                                                           2011   1.092
                                                                                           2010   1.009
                                                                                           2009   0.868
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.788
                                                                                           2016   1.688
                                                                                           2015   1.670
                                                                                           2014   1.529
                                                                                           2013   1.158
                                                                                           2012   1.040
                                                                                           2011   1.098
                                                                                           2010   0.993
                                                                                           2009   0.762
                                                                                           2008   1.232
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.956
                                                                                           2008   1.756
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.835
                                                                                           2012   1.607
                                                                                           2011   1.737
                                                                                           2010   1.537
                                                                                           2009   1.280
                                                                                           2008   2.126
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   1.049
                                                                                           2016   1.010
                                                                                           2015   0.995
                                                                                           2014   0.908
                                                                                           2013   0.693
                                                                                           2012   0.634
                                                                                           2011   0.663
                                                                                           2010   0.583
                                                                                           2009   0.396
                                                                                           2008   0.739
 BHFTII Jennison Growth Subaccount (Class A) (4/12)....................................... 2017   1.447



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.437        319,530
                                                                                           1.372        518,439
                                                                                           1.405        745,697
                                                                                           1.357      1,793,497
                                                                                           1.239      2,347,220
                                                                                           1.126      2,667,434
                                                                                           1.129      2,874,192
                                                                                           1.026      2,872,537
                                                                                           0.840      2,776,858
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.637      9,443,960
                                                                                           1.446     10,038,386
                                                                                           1.367     11,355,917
                                                                                           1.403     12,683,966
                                                                                           1.353     16,001,032
                                                                                           1.162     15,254,988
                                                                                           1.039     15,109,022
                                                                                           1.068     17,557,990
                                                                                           0.956     15,625,705
                                                                                           0.765     15,069,930
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.686      5,199,987
                                                                                           1.433      7,097,299
                                                                                           1.343      7,132,722
                                                                                           1.384      8,502,340
                                                                                           1.332     10,628,301
                                                                                           1.086     10,579,837
                                                                                           0.953     11,809,727
                                                                                           1.004     13,650,455
                                                                                           0.886     13,663,307
                                                                                           0.696     11,733,669
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.959        139,381
                                                                                           1.724        414,964
                                                                                           1.632        456,262
                                                                                           1.612        896,567
                                                                                           1.477        285,103
                                                                                           1.241        230,653
                                                                                           1.119        192,755
                                                                                           1.092        124,909
                                                                                           1.009         98,357
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.102        346,227
                                                                                           1.788        551,545
                                                                                           1.688        508,349
                                                                                           1.670        806,869
                                                                                           1.529      1,172,881
                                                                                           1.158      1,562,294
                                                                                           1.040      3,626,884
                                                                                           1.098      5,368,233
                                                                                           0.993      6,327,133
                                                                                           0.762      7,242,930
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.999             10
                                                                                           0.956     12,999,765
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2.022             --
                                                                                           1.835      2,071,583
                                                                                           1.607      2,765,167
                                                                                           1.737      4,791,217
                                                                                           1.537      5,467,523
                                                                                           1.280      5,877,625
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.296      2,101,031
                                                                                           1.049      2,240,899
                                                                                           1.010      2,529,362
                                                                                           0.995      3,123,390
                                                                                           0.908      3,533,163
                                                                                           0.693      4,539,462
                                                                                           0.634      8,084,131
                                                                                           0.663     12,172,827
                                                                                           0.583     13,770,208
                                                                                           0.396     17,292,919
 BHFTII Jennison Growth Subaccount (Class A) (4/12)....................................... 1.962        471,766

                                BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.464       1.447        431,277
                                                                          2015   1.339       1.464        561,598
                                                                          2014   1.244       1.339        404,645
                                                                          2013   0.920       1.244        577,375
                                                                          2012   0.950       0.920        641,870
 BHFTII Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.844       0.962          8,232
                                                                          2011   0.853       0.844        966,333
                                                                          2010   0.776       0.853      1,064,480
                                                                          2009   0.564       0.776      1,311,531
                                                                          2008   0.849       0.564      1,204,437
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.942       1.022             --
                                                                          2010   0.825       0.942      4,893,604
                                                                          2009   0.636       0.825      5,061,384
                                                                          2008   1.081       0.636      5,537,308
 BHFTII MetLife Stock Index Subaccount (Class A) (5/09).................. 2017   1.935       2.321      2,131,088
                                                                          2016   1.755       1.935      2,705,551
                                                                          2015   1.757       1.755      3,008,661
                                                                          2014   1.571       1.757      3,593,405
                                                                          2013   1.205       1.571      4,028,904
                                                                          2012   1.055       1.205      5,708,323
                                                                          2011   1.049       1.055      9,016,727
                                                                          2010   0.926       1.049     14,424,993
                                                                          2009   0.750       0.926      8,207,661
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.918       2.033         41,102
                                                                          2016   1.646       1.918         39,322
                                                                          2015   1.777       1.646         68,776
                                                                          2014   1.641       1.777         70,179
                                                                          2013   1.262       1.641         89,705
                                                                          2012   1.122       1.262        126,205
                                                                          2011   1.114       1.122        221,368
                                                                          2010   1.036       1.114        139,993
                                                                          2009   0.945       1.036         61,728
                                                                          2008   1.384       0.945         75,627
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2017   3.198       3.543      1,319,708
                                                                          2016   2.973       3.198      1,663,578
                                                                          2015   3.023       2.973      2,008,207
                                                                          2014   2.825       3.023      2,636,980
                                                                          2013   2.410       2.825      3,145,105
                                                                          2012   2.192       2.410      3,997,834
                                                                          2011   2.173       2.192      6,398,691
                                                                          2010   2.004       2.173     10,017,498
                                                                          2009   1.715       2.004     11,933,566
                                                                          2008   2.236       1.715     14,963,634
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2017   2.452       2.856      1,119,535
                                                                          2016   2.171       2.452      1,348,226
                                                                          2015   2.203       2.171      1,539,555
                                                                          2014   2.014       2.203      1,926,644
                                                                          2013   1.503       2.014      2,605,214
                                                                          2012   1.306       1.503      1,144,577
                                                                          2011   1.312       1.306      2,112,750
                                                                          2010   1.193       1.312      3,278,631
                                                                          2009   1.000       1.193      3,622,554
                                                                          2008   1.501       1.000      3,456,678
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2017   4.005       4.576        103,796
                                                                          2016   3.418       4.005        130,373
                                                                          2015   3.443       3.418        183,987
                                                                          2014   3.488       3.443        246,379
                                                                          2013   2.787       3.488        398,184
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)....... 2017   1.972       2.598        614,636
                                                                          2016   1.968       1.972        833,306
                                                                          2015   1.804       1.968      1,135,112
                                                                          2014   1.679       1.804      1,311,688
                                                                          2013   1.226       1.679      1,702,634
                                                                          2012   1.047       1.226      1,940,003
                                                                          2011   1.075       1.047      2,542,898
                                                                          2010   0.933       1.075      3,295,036
                                                                          2009   0.661       0.933      3,778,580
                                                                          2008   1.154       0.661      3,936,973

                                     BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.698       3.264       867,857
                                                                                    2016   2.452       2.698     1,262,308
                                                                                    2015   2.424       2.452     1,520,913
                                                                                    2014   2.303       2.424     1,840,262
                                                                                    2013   1.618       2.303     2,270,869
                                                                                    2012   1.415       1.618     3,022,901
                                                                                    2011   1.413       1.415     5,375,658
                                                                                    2010   1.063       1.413     7,816,583
                                                                                    2009   0.777       1.063     8,473,760
                                                                                    2008   1.179       0.777     9,639,789
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.259       1.268       623,242
                                                                                    2016   1.257       1.259     1,059,850
                                                                                    2015   1.264       1.257     1,269,430
                                                                                    2014   1.244       1.264     1,575,440
                                                                                    2013   1.268       1.244     2,135,006
                                                                                    2012   1.241       1.268     2,705,000
                                                                                    2011   1.190       1.241     4,375,374
                                                                                    2010   1.137       1.190     6,050,925
                                                                                    2009   1.103       1.137     6,823,795
                                                                                    2008   1.119       1.103     7,512,059
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)....................... 2008   1.291       1.237            31
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)................. 2008   1.245       1.177            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01).............. 2017   2.536       3.044       559,652
                                                                                    2016   2.385       2.536       688,330
                                                                                    2015   2.406       2.385     1,165,772
                                                                                    2014   2.183       2.406     1,793,128
                                                                                    2013   1.689       2.183     2,309,588
                                                                                    2012   1.473       1.689     2,967,387
                                                                                    2011   1.535       1.473     5,164,998
                                                                                    2010   1.330       1.535     7,733,255
                                                                                    2009   0.995       1.330     9,265,313
                                                                                    2008   1.758       0.995     9,902,998
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 2017   3.531       4.201       592,162
                                                                                    2016   3.196       3.531       700,945
                                                                                    2015   3.291       3.196       862,415
                                                                                    2014   3.145       3.291     1,250,029
                                                                                    2013   2.345       3.145     1,829,790
                                                                                    2012   2.074       2.345     2,647,200
                                                                                    2011   2.356       2.074     4,581,677
                                                                                    2010   1.857       2.356     7,667,248
                                                                                    2009   1.346       1.857     9,000,472
                                                                                    2008   2.258       1.346     9,951,621
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01).............. 2017   1.768       2.119       133,923
                                                                                    2016   1.720       1.768       164,729
                                                                                    2015   1.790       1.720       248,145
                                                                                    2014   1.687       1.790       304,833
                                                                                    2013   1.237       1.687       514,004
                                                                                    2012   1.131       1.237       853,470
                                                                                    2011   1.204       1.131     1,395,992
                                                                                    2010   0.955       1.204     1,969,799
                                                                                    2009   0.674       0.955     2,258,515
                                                                                    2008   1.188       0.674     2,275,901
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............... 2017   2.512       3.482       137,273
                                                                                    2016   2.167       2.512       161,036
                                                                                    2015   2.731       2.167       209,030
                                                                                    2014   3.020       2.731       394,570
                                                                                    2013   3.088       3.020       611,501
                                                                                    2012   2.765       3.088       857,464
                                                                                    2011   3.328       2.765     1,689,050
                                                                                    2010   2.868       3.328     3,010,383
                                                                                    2009   1.683       2.868     3,541,673
                                                                                    2008   3.606       1.683     3,437,310
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).......................... 2017   1.561       1.798       299,198

                                    BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   1.476       1.561        344,068
                                                                                  2015   1.599       1.476        427,065
                                                                                  2014   1.823       1.599        563,754
                                                                                  2013   1.502       1.823        686,703
                                                                                  2012   1.287       1.502      1,211,761
                                                                                  2011   1.459       1.287      2,393,096
                                                                                  2010   1.363       1.459      3,982,079
                                                                                  2009   1.008       1.363      4,815,991
                                                                                  2008   1.712       1.008      5,208,729
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.107       1.123             --
                                                                                  2009   0.892       1.107        846,541
                                                                                  2008   1.274       0.892      1,039,452
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 2017   1.205       1.511      1,744,885
                                                                                  2016   1.089       1.205      1,938,126
                                                                                  2015   1.063       1.089      2,214,272
                                                                                  2014   0.959       1.063      3,402,471
                                                                                  2013   0.736       0.959      3,680,523
                                                                                  2012   0.637       0.736      4,760,174
                                                                                  2011   0.657       0.637      7,464,584
                                                                                  2010   0.530       0.657     12,963,279
                                                                                  2009   0.372       0.530     13,437,706
                                                                                  2008   0.671       0.372     16,060,416
 Janus Henderson Global Technology Subaccount (Service Shares) (5/00)............ 2011   0.515       0.552             --
                                                                                  2010   0.420       0.515      1,866,312
                                                                                  2009   0.271       0.420      2,216,019
                                                                                  2008   0.490       0.271      2,413,369
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 2010   0.986       1.050             --
                                                                                  2009   0.793       0.986      7,585,516
                                                                                  2008   1.284       0.793      8,370,898
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2017   2.548       2.696        521,579
                                                                                  2016   2.391       2.548        511,492
                                                                                  2015   2.442       2.391        612,901
                                                                                  2014   2.287       2.442        697,082
                                                                                  2013   2.312       2.287        853,669
                                                                                  2012   2.047       2.312      1,027,467
                                                                                  2011   1.971       2.047      1,948,627
                                                                                  2010   1.791       1.971      4,033,414
                                                                                  2009   1.357       1.791      4,884,811
                                                                                  2008   1.786       1.357      5,402,814
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.094       2.346             --
                                                                                  2010   1.973       2.094      9,096,637
                                                                                  2009   1.528       1.973     12,052,664
                                                                                  2008   2.739       1.528     14,110,046
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2017   2.110       2.423        418,898
                                                                                  2016   2.113       2.110        667,400
                                                                                  2015   2.178       2.113        966,025
                                                                                  2014   1.833       2.178      1,351,357
                                                                                  2013   1.256       1.833      1,771,099
                                                                                  2012   1.072       1.256      2,204,937
                                                                                  2011   1.060       1.072      8,897,041
                                                                                  2010   0.859       1.060     20,678,263
                                                                                  2009   0.647       0.859     26,443,516
                                                                                  2008   1.099       0.647     31,284,102
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.203       1.210             --
                                                                                  2013   0.922       1.203      1,748,257
                                                                                  2012   0.812       0.922      2,047,811
                                                                                  2011   0.877       0.812      3,884,818
                                                                                  2010   0.762       0.877      5,865,471
                                                                                  2009   0.597       0.762      6,950,854
                                                                                  2008   0.953       0.597      8,042,453
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2017   2.566       3.028      1,056,842

                                        BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2016   2.368       2.566      1,256,670
                                                                                         2015   2.361       2.368      1,339,316
                                                                                         2014   2.155       2.361      1,585,680
                                                                                         2013   1.679       2.155      1,852,830
                                                                                         2012   1.467       1.679      2,263,684
                                                                                         2011   1.449       1.467      4,459,451
                                                                                         2010   1.303       1.449      6,789,393
                                                                                         2009   1.081       1.303      8,447,866
                                                                                         2008   1.550       1.081     10,790,656
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07).............. 2017   2.247       2.644        285,052
                                                                                         2016   1.980       2.247        304,207
                                                                                         2015   2.096       1.980        367,738
                                                                                         2014   1.869       2.096        440,684
                                                                                         2013   1.504       1.869        496,877
                                                                                         2012   1.334       1.504        622,756
                                                                                         2011   1.252       1.334      1,566,940
                                                                                         2010   1.130       1.252      2,876,435
                                                                                         2009   0.932       1.130      3,588,547
                                                                                         2008   1.452       0.932      4,591,099
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2017   3.352       4.162        175,071
                                                                                         2016   3.162       3.352        218,652
                                                                                         2015   2.918       3.162        285,168
                                                                                         2014   2.593       2.918        321,680
                                                                                         2013   1.906       2.593        443,350
                                                                                         2012   1.604       1.906        741,953
                                                                                         2011   1.636       1.604      1,499,097
                                                                                         2010   1.509       1.636      2,460,724
                                                                                         2009   1.074       1.509      2,869,982
                                                                                         2008   1.735       1.074      3,549,913
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2017   2.769       3.139        126,312
                                                                                         2016   2.482       2.769        183,819
                                                                                         2015   2.589       2.482        342,980
                                                                                         2014   2.348       2.589        408,652
                                                                                         2013   1.797       2.348        577,601
                                                                                         2012   1.563       1.797        979,595
                                                                                         2011   1.509       1.563      2,060,472
                                                                                         2010   1.396       1.509      3,965,082
                                                                                         2009   1.136       1.396      5,243,621
                                                                                         2008   1.788       1.136      6,626,008
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2017   2.452       3.008        162,334
                                                                                         2016   2.348       2.452        192,923
                                                                                         2015   2.488       2.348        335,834
                                                                                         2014   2.421       2.488        374,181
                                                                                         2013   1.668       2.421        439,884
                                                                                         2012   1.415       1.668        573,052
                                                                                         2011   1.414       1.415        949,874
                                                                                         2010   1.144       1.414      1,356,167
                                                                                         2009   0.812       1.144      1,867,734
                                                                                         2008   1.388       0.812      1,990,008
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.810       0.789             25
                                                                                         2008   1.312       0.810      8,979,331
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.008       0.997             --
                                                                                         2010   0.935       1.008        855,056
                                                                                         2009   0.807       0.935        582,646
                                                                                         2008   1.037       0.807        324,976
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2017   2.499       2.680        216,328
                                                                                         2016   2.190       2.499        242,260
                                                                                         2015   2.356       2.190        275,841
                                                                                         2014   2.415       2.356        338,987
                                                                                         2013   2.302       2.415        420,993
                                                                                         2012   1.971       2.302        865,669
                                                                                         2011   1.963       1.971      1,518,947
                                                                                         2010   1.731       1.963      2,092,112
                                                                                         2009   1.127       1.731      2,325,267
                                                                                         2008   1.651       1.127      2,549,809
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.214       1.209             --

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT      UNIT       NUMBER OF
                                                                                   VALUE      VALUE        UNITS
                                                                                     AT        AT       OUTSTANDING
                                                                                 BEGINNING   END OF         AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR      END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ----------------
                                                                         2009   1.227       1.214       44,192,985
                                                                         2008   1.212       1.227       55,466,313
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.401       1.449               8
                                                                         2008   1.355       1.401       10,784,531
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2017   1.786       2.059          17,808
                                                                         2016   1.704       1.786          32,803
                                                                         2015   1.756       1.704          43,954
                                                                         2014   1.627       1.756         149,260
                                                                         2013   1.389       1.627         207,538
                                                                         2012   1.271       1.389         275,590
                                                                         2011   1.288       1.271         645,319
                                                                         2010   1.163       1.288       1,146,284
                                                                         2009   0.959       1.163       1,422,817
                                                                         2008   1.300       0.959       2,055,437
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................... 2009   1.044       1.014                (2)
                                                                         2008   1.648       1.044       2,073,591



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio - Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio - Class B was merged into Met Investors Series
Trust-Oppenheimer Global Equity Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class B was exchanged for Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                                      UGVA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                      UGVA -- SEPARATE ACCOUNT CHARGES 1.00%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)............ 2008   0.905       0.865            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2017   2.410       3.137            44
                                                                           2016   2.420       2.410            44
                                                                           2015   2.285       2.420            44
                                                                           2014   2.256       2.285         2,595
                                                                           2013   1.764       2.256         2,916
                                                                           2012   1.454       1.764         3,108
                                                                           2011   1.612       1.454       123,782
                                                                           2010   1.457       1.612       567,860
                                                                           2009   1.034       1.457       552,897
                                                                           2008   1.695       1.034       511,218
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2017   2.402       3.051           724
                                                                           2016   2.216       2.402           724
                                                                           2015   2.095       2.216           724
                                                                           2014   1.950       2.095         1,924
                                                                           2013   1.514       1.950         1,924
                                                                           2012   1.297       1.514         2,475
                                                                           2011   1.369       1.297       360,164
                                                                           2010   1.165       1.369     1,265,051
                                                                           2009   0.844       1.165     1,391,413
                                                                           2008   1.521       0.844     1,338,665
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2017   2.151       2.606           679
                                                                           2016   1.948       2.151           679
                                                                           2015   1.939       1.948           679
                                                                           2014   1.771       1.939         1,855
                                                                           2013   1.340       1.771         2,677
                                                                           2012   1.152       1.340         2,677
                                                                           2011   1.185       1.152        93,482
                                                                           2010   1.074       1.185       807,230
                                                                           2009   0.827       1.074       886,245
                                                                           2008   1.344       0.827       779,720
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)............. 2013   2.468       2.626            --
                                                                           2012   2.038       2.468         5,044
                                                                           2011   2.466       2.038       164,852
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.678       2.586            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.497       2.674            --
                                                                           2016   2.205       2.497            --
                                                                           2015   2.311       2.205            --
                                                                           2014   2.255       2.311         1,416
                                                                           2013   2.072       2.255         1,416
                                                                           2012   1.790       2.072         1,416
                                                                           2011   1.762       1.790        45,570
                                                                           2010   1.531       1.762       211,372
                                                                           2009   1.050       1.531       212,297
                                                                           2008   1.397       1.050       160,421
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.433       1.744           138
                                                                           2016   1.328       1.433           138
                                                                           2015   1.369       1.328           138
                                                                           2014   1.316       1.369           138
                                                                           2013   1.026       1.316           138
                                                                           2012   0.888       1.026           138
                                                                           2011   1.034       0.888        67,247
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)........... 2017   3.033       3.354           812

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   2.334       3.033           812
                                                                                    2015   2.492       2.334           812
                                                                                    2014   2.475       2.492         5,209
                                                                                    2013   1.887       2.475         5,209
                                                                                    2012   1.616       1.887         9,111
                                                                                    2011   1.793       1.616       209,819
                                                                                    2010   1.510       1.793       372,066
                                                                                    2009   1.207       1.510       392,236
                                                                                    2008   1.737       1.207       475,138
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.771       0.735            --
                                                                                    2008   1.358       0.771     1,171,229
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2017   1.843       2.224            --
                                                                                    2016   1.719       1.843            --
                                                                                    2015   1.662       1.719            --
                                                                                    2014   1.477       1.662         8,983
                                                                                    2013   1.112       1.477        17,950
                                                                                    2012   0.990       1.112        17,950
                                                                                    2011   0.998       0.990        58,270
                                                                                    2010   0.895       0.998       371,664
                                                                                    2009   0.758       0.895       341,583
                                                                                    2008   1.222       0.758       334,408
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2017   1.223       1.343            --
                                                                                    2016   1.221       1.223            --
                                                                                    2015   1.248       1.221            --
                                                                                    2014   1.109       1.248         9,057
                                                                                    2013   1.080       1.109         9,057
                                                                                    2012   0.864       1.080        16,003
                                                                                    2011   0.921       0.864        88,649
                                                                                    2010   0.800       0.921       449,487
                                                                                    2009   0.598       0.800       441,952
                                                                                    2008   1.033       0.598       440,411
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   4.044       4.219            --
                                                                                    2013   3.164       4.044         9,059
                                                                                    2012   2.602       3.164        11,625
                                                                                    2011   2.835       2.602       162,578
                                                                                    2010   2.611       2.835       898,465
                                                                                    2009   1.841       2.611     1,172,476
                                                                                    2008   3.199       1.841     1,484,845
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2017   4.615       5.424         2,019
                                                                                    2016   4.527       4.615         2,019
                                                                                    2015   4.753       4.527         2,019
                                                                                    2014   4.207       4.753         2,019
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2017   2.394       3.099         3,062
                                                                                    2016   2.230       2.394         3,062
                                                                                    2015   2.354       2.230         3,062
                                                                                    2014   2.516       2.354         4,867
                                                                                    2013   1.943       2.516         4,867
                                                                                    2012   1.516       1.943         4,867
                                                                                    2011   1.780       1.516       161,005
                                                                                    2010   1.541       1.780       787,088
                                                                                    2009   1.001       1.541       943,213
                                                                                    2008   1.706       1.001     1,116,496
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2017   2.730       3.190            --
                                                                                    2016   2.351       2.730            --
                                                                                    2015   2.525       2.351            --
                                                                                    2014   2.333       2.525            --
                                                                                    2013   1.741       2.333            --
                                                                                    2012   1.483       1.741           860
                                                                                    2011   1.521       1.483         8,001
                                                                                    2010   1.337       1.521       168,017
                                                                                    2009   1.067       1.337       159,751
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 2017   1.959       1.959            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.898       1.959            --
                                                                          2015   1.954       1.898            --
                                                                          2014   1.877       1.954            48
                                                                          2013   1.753       1.877            48
                                                                          2012   1.564       1.753            48
                                                                          2011   1.507       1.564       102,677
                                                                          2010   1.345       1.507       156,395
                                                                          2009   0.991       1.345       125,371
                                                                          2008   1.226       0.991       103,057
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)........................... 2013   2.666       2.896            --
                                                                          2012   2.551       2.666            --
                                                                          2011   2.716       2.551        54,649
                                                                          2010   2.226       2.716       113,304
                                                                          2009   1.639       2.226       118,017
                                                                          2008   2.581       1.639       151,960
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)............. 2017   1.208       1.638            13
                                                                          2016   1.216       1.208            13
                                                                          2015   1.181       1.216            13
                                                                          2014   1.167       1.181         4,082
                                                                          2013   1.015       1.167         4,082
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.986       2.055         3,373
                                                                          2016   1.955       1.986         3,373
                                                                          2015   1.974       1.955         3,373
                                                                          2014   1.914       1.974         5,418
                                                                          2013   1.971       1.914         5,418
                                                                          2012   1.822       1.971        21,626
                                                                          2011   1.784       1.822       127,586
                                                                          2010   1.666       1.784       973,461
                                                                          2009   1.489       1.666     1,200,948
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.363       2.363            --
                                                                          2016   2.344       2.363            --
                                                                          2015   2.366       2.344            --
                                                                          2014   2.150       2.366            --
                                                                          2013   1.632       2.150            --
                                                                          2012   1.491       1.632            --
                                                                          2011   1.577       1.491        27,203
                                                                          2010   1.371       1.577        86,275
                                                                          2009   1.118       1.371        76,582
                                                                          2008   1.681       1.118        69,570
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   2.730       2.730            --
                                                                          2016   2.659       2.730            --
                                                                          2015   2.721       2.659            --
                                                                          2014   2.627       2.721            --
                                                                          2013   2.613       2.627            --
                                                                          2012   2.365       2.613            --
                                                                          2011   2.305       2.365        52,475
                                                                          2010   2.075       2.305       234,471
                                                                          2009   1.575       2.075       257,992
                                                                          2008   1.782       1.575       244,000
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.715       1.986           531
                                                                          2016   1.494       1.715           531
                                                                          2015   1.566       1.494           531
                                                                          2014   1.396       1.566        11,845
                                                                          2013   1.054       1.396        11,845
                                                                          2012   0.902       1.054        19,919
                                                                          2011   0.950       0.902       755,755
                                                                          2010   0.820       0.950     1,758,959
                                                                          2009   0.699       0.820     1,787,154
                                                                          2008   1.109       0.699     1,842,942
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.502       1.741            50
                                                                          2016   1.307       1.502            50
                                                                          2015   1.368       1.307            50
                                                                          2014   1.249       1.368            50
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2017   2.035       2.206            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.780       2.035            --
                                                                           2015   1.975       1.780            --
                                                                           2014   1.819       1.975            --
                                                                           2013   1.410       1.819            --
                                                                           2012   1.242       1.410            --
                                                                           2011   1.303       1.242        52,872
                                                                           2010   1.048       1.303       285,268
                                                                           2009   0.837       1.048       268,637
                                                                           2008   1.380       0.837       335,603
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   2.059       2.122         2,887
                                                                           2016   2.016       2.059         2,887
                                                                           2015   2.025       2.016         2,887
                                                                           2014   1.910       2.025         2,887
                                                                           2013   1.944       1.910         4,122
                                                                           2012   1.826       1.944         4,122
                                                                           2011   1.730       1.826       137,278
                                                                           2010   1.613       1.730       229,392
                                                                           2009   1.489       1.613       179,956
                                                                           2008   1.557       1.489       239,978
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   2.449       3.248            89
                                                                           2016   2.472       2.449            89
                                                                           2015   2.349       2.472            89
                                                                           2014   2.179       2.349         5,653
                                                                           2013   1.640       2.179        38,695
                                                                           2012   1.448       1.640        53,668
                                                                           2011   1.606       1.448       409,389
                                                                           2010   1.354       1.606     1,671,992
                                                                           2009   1.071       1.354     1,747,869
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2017   1.176       1.173        26,769
                                                                           2016   1.185       1.176        26,769
                                                                           2015   1.197       1.185        36,216
                                                                           2014   1.209       1.197        76,791
                                                                           2013   1.221       1.209        88,952
                                                                           2012   1.234       1.221       110,369
                                                                           2011   1.246       1.234     2,490,530
                                                                           2010   1.254       1.246     4,182,348
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.448       1.533            --
                                                                           2016   1.399       1.448            --
                                                                           2015   1.421       1.399            --
                                                                           2014   1.374       1.421            --
                                                                           2013   1.331       1.374            --
                                                                           2012   1.231       1.331            --
                                                                           2011   1.205       1.231           608
                                                                           2010   1.106       1.205       138,558
                                                                           2009   0.927       1.106        51,661
                                                                           2008   1.093       0.927        88,688
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.484       1.625            --
                                                                           2016   1.413       1.484            --
                                                                           2015   1.442       1.413            --
                                                                           2014   1.388       1.442            --
                                                                           2013   1.264       1.388            --
                                                                           2012   1.146       1.264            --
                                                                           2011   1.145       1.146            17
                                                                           2010   1.037       1.145       181,210
                                                                           2009   0.847       1.037        29,326
                                                                           2008   1.091       0.847        59,122
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2017   1.493       1.696           213
                                                                           2016   1.408       1.493           213
                                                                           2015   1.440       1.408           213
                                                                           2014   1.385       1.440           213
                                                                           2013   1.185       1.385           213
                                                                           2012   1.057       1.185           213
                                                                           2011   1.083       1.057       129,667
                                                                           2010   0.966       1.083       752,831
                                                                           2009   0.771       0.966       288,654
                                                                           2008   1.092       0.771       271,634
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....... 2017   1.480       1.746         2,040

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.382
                                                                                           2015   1.420
                                                                                           2014   1.363
                                                                                           2013   1.108
                                                                                           2012   0.970
                                                                                           2011   1.018
                                                                                           2010   0.896
                                                                                           2009   0.701
                                                                                           2008   1.092
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.893
                                                                                           2016   1.781
                                                                                           2015   1.757
                                                                                           2014   1.604
                                                                                           2013   1.212
                                                                                           2012   1.084
                                                                                           2011   1.141
                                                                                           2010   1.029
                                                                                           2009   0.788
                                                                                           2008   1.271
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.997
                                                                                           2008   1.825
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.935
                                                                                           2012   1.690
                                                                                           2011   1.821
                                                                                           2010   1.607
                                                                                           2009   1.334
                                                                                           2008   2.209
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   1.099
                                                                                           2016   1.055
                                                                                           2015   1.036
                                                                                           2014   0.943
                                                                                           2013   0.718
                                                                                           2012   0.654
                                                                                           2011   0.682
                                                                                           2010   0.598
                                                                                           2009   0.405
                                                                                           2008   0.753
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2017   1.572
                                                                                           2016   1.590
                                                                                           2015   1.453
                                                                                           2014   1.349
                                                                                           2013   0.997
                                                                                           2012   0.871
                                                                                           2011   0.878
                                                                                           2010   0.797
                                                                                           2009   0.577
                                                                                           2008   0.867
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2017   1.811
                                                                                           2016   1.788
                                                                                           2015   1.801
                                                                                           2014   1.719
                                                                                           2013   1.778
                                                                                           2012   1.728
                                                                                           2011   1.624
                                                                                           2010   1.547
                                                                                           2009   1.485
                                                                                           2008   1.416
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.955
                                                                                           2010   0.834
                                                                                           2009   0.641
                                                                                           2008   1.087
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07)..................... 2017   1.082



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.480         2,040
                                                                                           1.382         2,040
                                                                                           1.420         3,658
                                                                                           1.363         3,658
                                                                                           1.108         3,658
                                                                                           0.970       268,096
                                                                                           1.018       986,665
                                                                                           0.896       308,849
                                                                                           0.701       512,237
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.231            --
                                                                                           1.893            --
                                                                                           1.781            --
                                                                                           1.757            --
                                                                                           1.604        10,790
                                                                                           1.212        12,278
                                                                                           1.084       119,655
                                                                                           1.141       427,677
                                                                                           1.029       388,101
                                                                                           0.788       371,084
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 1.043            --
                                                                                           0.997     1,073,253
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2.134            --
                                                                                           1.935         5,122
                                                                                           1.690       135,822
                                                                                           1.821       438,223
                                                                                           1.607       294,614
                                                                                           1.334       353,168
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.362            --
                                                                                           1.099            --
                                                                                           1.055            --
                                                                                           1.036            --
                                                                                           0.943        21,700
                                                                                           0.718        21,700
                                                                                           0.654       566,828
                                                                                           0.682       847,124
                                                                                           0.598     1,102,397
                                                                                           0.405     1,368,696
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.132            --
                                                                                           1.572            --
                                                                                           1.590            --
                                                                                           1.453            --
                                                                                           1.349            --
                                                                                           0.997            --
                                                                                           0.871         6,847
                                                                                           0.878       105,989
                                                                                           0.797       188,425
                                                                                           0.577       152,299
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 1.852           215
                                                                                           1.811           215
                                                                                           1.788           215
                                                                                           1.801         2,427
                                                                                           1.719         2,427
                                                                                           1.778         6,860
                                                                                           1.728       334,518
                                                                                           1.624       378,733
                                                                                           1.547       383,663
                                                                                           1.485       500,625
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 1.037            --
                                                                                           0.955       609,023
                                                                                           0.834       280,859
                                                                                           0.641       371,116
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07)..................... 1.339            --

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.079       1.082            --
                                                                                2015   1.102       1.079            --
                                                                                2014   1.184       1.102            --
                                                                                2013   0.981       1.184            --
                                                                                2012   0.838       0.981            --
                                                                                2011   0.967       0.838        78,660
                                                                                2010   0.903       0.967       267,064
                                                                                2009   0.709       0.903       347,195
                                                                                2008   1.236       0.709       567,372
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017   2.479       2.815            --
                                                                                2016   2.065       2.479            --
                                                                                2015   2.179       2.065            --
                                                                                2014   2.095       2.179         3,921
                                                                                2013   1.527       2.095         8,757
                                                                                2012   1.326       1.527        17,022
                                                                                2011   1.396       1.326       159,476
                                                                                2010   1.111       1.396       384,416
                                                                                2009   0.891       1.111       307,521
                                                                                2008   1.353       0.891       416,054
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)....................... 2017   2.027       2.439           629
                                                                                2016   1.833       2.027           629
                                                                                2015   1.830       1.833           629
                                                                                2014   1.631       1.830         1,289
                                                                                2013   1.247       1.631        14,478
                                                                                2012   1.089       1.247        16,829
                                                                                2011   1.080       1.089       385,010
                                                                                2010   0.950       1.080     1,345,434
                                                                                2009   0.760       0.950     1,804,981
                                                                                2008   1.220       0.760       465,886
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).................. 2017   3.417       3.797         3,826
                                                                                2016   3.167       3.417         3,826
                                                                                2015   3.211       3.167         3,826
                                                                                2014   2.991       3.211         6,145
                                                                                2013   2.544       2.991         6,667
                                                                                2012   2.307       2.544        24,096
                                                                                2011   2.280       2.307       420,807
                                                                                2010   2.096       2.280       754,307
                                                                                2009   1.789       2.096       823,561
                                                                                2008   2.326       1.789       935,550
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)......................... 2017   2.547       2.975            --
                                                                                2016   2.249       2.547            --
                                                                                2015   2.275       2.249            --
                                                                                2014   2.073       2.275         6,366
                                                                                2013   1.543       2.073         6,366
                                                                                2012   1.336       1.543         2,923
                                                                                2011   1.338       1.336        57,030
                                                                                2010   1.213       1.338       263,405
                                                                                2009   1.014       1.213       241,027
                                                                                2008   1.518       1.014       304,445
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)................... 2017   4.236       4.854            --
                                                                                2016   3.605       4.236            --
                                                                                2015   3.620       3.605            --
                                                                                2014   3.656       3.620            --
                                                                                2013   2.916       3.656            --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)............. 2017   2.036       2.691            --
                                                                                2016   2.026       2.036            --
                                                                                2015   1.852       2.026            --
                                                                                2014   1.718       1.852         1,650
                                                                                2013   1.251       1.718         1,650
                                                                                2012   1.065       1.251         1,650
                                                                                2011   1.090       1.065        25,044
                                                                                2010   0.943       1.090       179,934
                                                                                2009   0.666       0.943       199,774
                                                                                2008   1.160       0.666       251,720
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)............. 2017   2.857       3.466         5,813

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.588
                                                                                           2015   2.551
                                                                                           2014   2.416
                                                                                           2013   1.693
                                                                                           2012   1.475
                                                                                           2011   1.469
                                                                                           2010   1.102
                                                                                           2009   0.803
                                                                                           2008   1.216
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 2017   1.845
   .
                                                                                           2016   1.786
                                                                                           2015   1.841
                                                                                           2014   1.766
                                                                                           2013   1.769
                                                                                           2012   1.606
                                                                                           2011   1.580
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2017   1.307
                                                                                           2016   1.302
                                                                                           2015   1.306
                                                                                           2014   1.281
                                                                                           2013   1.301
                                                                                           2012   1.270
                                                                                           2011   1.214
                                                                                           2010   1.157
                                                                                           2009   1.118
                                                                                           2008   1.132
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).............................. 2008   1.330
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)........................ 2008   1.283
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2017   2.657
                                                                                           2016   2.491
                                                                                           2015   2.506
                                                                                           2014   2.267
                                                                                           2013   1.748
                                                                                           2012   1.521
                                                                                           2011   1.580
                                                                                           2010   1.365
                                                                                           2009   1.018
                                                                                           2008   1.793
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 2017   3.701
                                                                                           2016   3.340
                                                                                           2015   3.429
                                                                                           2014   3.266
                                                                                           2013   2.428
                                                                                           2012   2.141
                                                                                           2011   2.426
                                                                                           2010   1.906
                                                                                           2009   1.377
                                                                                           2008   2.304
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 2017   1.853
                                                                                           2016   1.797
                                                                                           2015   1.865
                                                                                           2014   1.753
                                                                                           2013   1.281
                                                                                           2012   1.168
                                                                                           2011   1.239
                                                                                           2010   0.981
                                                                                           2009   0.690
                                                                                           2008   1.212
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)...................... 2017   2.617



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.857         5,813
                                                                                           2.588         5,813
                                                                                           2.551        11,203
                                                                                           2.416        36,244
                                                                                           1.693        61,839
                                                                                           1.475       454,803
                                                                                           1.469       900,935
                                                                                           1.102       967,963
                                                                                           0.803       965,671
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 1.845            --
   .
                                                                                           1.845            --
                                                                                           1.786            --
                                                                                           1.841            --
                                                                                           1.766         7,262
                                                                                           1.769         7,262
                                                                                           1.606        56,728
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 1.322           211
                                                                                           1.307           211
                                                                                           1.302           211
                                                                                           1.306           211
                                                                                           1.281           211
                                                                                           1.301         5,877
                                                                                           1.270       229,166
                                                                                           1.214       562,302
                                                                                           1.157       472,862
                                                                                           1.118       540,440
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).............................. 1.276            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)........................ 1.214            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 3.199            84
                                                                                           2.657            84
                                                                                           2.491            84
                                                                                           2.506           167
                                                                                           2.267           167
                                                                                           1.748         4,000
                                                                                           1.521       112,504
                                                                                           1.580       497,022
                                                                                           1.365       569,582
                                                                                           1.018       625,998
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 4.416           342
                                                                                           3.701           342
                                                                                           3.340           342
                                                                                           3.429        12,002
                                                                                           3.266        12,002
                                                                                           2.428        12,737
                                                                                           2.141       213,607
                                                                                           2.426       608,961
                                                                                           1.906       686,971
                                                                                           1.377       803,227
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 2.228           160
                                                                                           1.853           160
                                                                                           1.797           160
                                                                                           1.865           257
                                                                                           1.753           257
                                                                                           1.281           964
                                                                                           1.168        22,012
                                                                                           1.239       122,942
                                                                                           0.981       136,338
                                                                                           0.690       169,325
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)...................... 3.638            --

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   2.251       2.617            --
                                                                                  2015   2.828       2.251            --
                                                                                  2014   3.118       2.828         1,911
                                                                                  2013   3.179       3.118         1,911
                                                                                  2012   2.837       3.179         1,911
                                                                                  2011   3.406       2.837        53,702
                                                                                  2010   2.926       3.406       277,271
                                                                                  2009   1.712       2.926       333,538
                                                                                  2008   3.657       1.712       305,432
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.622       1.874            --
                                                                                  2016   1.528       1.622            --
                                                                                  2015   1.651       1.528            --
                                                                                  2014   1.876       1.651         1,779
                                                                                  2013   1.541       1.876         1,779
                                                                                  2012   1.317       1.541         3,825
                                                                                  2011   1.488       1.317       104,855
                                                                                  2010   1.387       1.488       421,308
                                                                                  2009   1.022       1.387       493,035
                                                                                  2008   1.731       1.022       511,847
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 2017   1.266       1.593            16
                                                                                  2016   1.141       1.266            16
                                                                                  2015   1.111       1.141            16
                                                                                  2014   0.999       1.111            16
                                                                                  2013   0.765       0.999            16
                                                                                  2012   0.660       0.765            16
                                                                                  2011   0.678       0.660       336,709
                                                                                  2010   0.546       0.678     1,027,925
                                                                                  2009   0.382       0.546     1,334,672
                                                                                  2008   0.686       0.382     1,525,443
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2017   2.909       3.184            --
                                                                                  2016   2.362       2.909            --
                                                                                  2015   2.643       2.362            --
                                                                                  2014   2.625       2.643            --
                                                                                  2013   1.975       2.625            --
                                                                                  2012   1.730       1.975           479
                                                                                  2011   1.881       1.730        90,159
                                                                                  2010   1.521       1.881       218,311
                                                                                  2009   1.156       1.521       256,910
                                                                                  2008   1.823       1.156       309,641
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2017   2.722       2.889           458
                                                                                  2016   2.546       2.722           458
                                                                                  2015   2.593       2.546           458
                                                                                  2014   2.422       2.593           677
                                                                                  2013   2.441       2.422           677
                                                                                  2012   2.154       2.441           868
                                                                                  2011   2.068       2.154        52,572
                                                                                  2010   1.873       2.068       260,828
                                                                                  2009   1.415       1.873       399,177
                                                                                  2008   1.857       1.415       379,513
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.198       2.464            --
                                                                                  2010   2.064       2.198       481,496
                                                                                  2009   1.594       2.064       447,183
                                                                                  2008   2.848       1.594       575,104
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2017   2.219       2.554         9,319
                                                                                  2016   2.214       2.219         9,319
                                                                                  2015   2.276       2.214         9,319
                                                                                  2014   1.910       2.276        41,773
                                                                                  2013   1.305       1.910        76,389
                                                                                  2012   1.110       1.305       118,219
                                                                                  2011   1.095       1.110     1,297,456
                                                                                  2010   0.884       1.095     2,395,619
                                                                                  2009   0.664       0.884     2,521,637
                                                                                  2008   1.125       0.664     3,256,361
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.238       1.247            --

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   0.946       1.238            50
                                                                                  2012   0.831       0.946        19,588
                                                                                  2011   0.895       0.831        96,826
                                                                                  2010   0.776       0.895       634,934
                                                                                  2009   0.606       0.776       730,232
                                                                                  2008   0.964       0.606       680,929
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2017   2.715       3.213           887
                                                                                  2016   2.498       2.715           887
                                                                                  2015   2.483       2.498           887
                                                                                  2014   2.260       2.483         1,074
                                                                                  2013   1.756       2.260         5,738
                                                                                  2012   1.530       1.756        11,140
                                                                                  2011   1.506       1.530       124,525
                                                                                  2010   1.350       1.506       675,471
                                                                                  2009   1.117       1.350       877,535
                                                                                  2008   1.596       1.117       978,725
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.376       2.803           448
                                                                                  2016   2.087       2.376           448
                                                                                  2015   2.203       2.087           448
                                                                                  2014   1.958       2.203           448
                                                                                  2013   1.571       1.958           448
                                                                                  2012   1.389       1.571           448
                                                                                  2011   1.300       1.389       168,023
                                                                                  2010   1.170       1.300       324,542
                                                                                  2009   0.962       1.170       326,302
                                                                                  2008   1.495       0.962       393,660
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2017   3.544       4.412         3,085
                                                                                  2016   3.333       3.544         3,085
                                                                                  2015   3.066       3.333         3,085
                                                                                  2014   2.717       3.066         5,233
                                                                                  2013   1.991       2.717         5,645
                                                                                  2012   1.671       1.991         9,176
                                                                                  2011   1.699       1.671       166,260
                                                                                  2010   1.562       1.699       352,178
                                                                                  2009   1.108       1.562       440,287
                                                                                  2008   1.785       1.108       687,996
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   2.926       3.327         5,462
                                                                                  2016   2.616       2.926         5,462
                                                                                  2015   2.720       2.616         5,462
                                                                                  2014   2.459       2.720         7,112
                                                                                  2013   1.877       2.459        12,744
                                                                                  2012   1.627       1.877        28,273
                                                                                  2011   1.566       1.627       155,986
                                                                                  2010   1.445       1.566       323,265
                                                                                  2009   1.172       1.445       339,895
                                                                                  2008   1.839       1.172       564,406
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........ 2017   2.570       3.162           455
                                                                                  2016   2.454       2.570           455
                                                                                  2015   2.592       2.454           455
                                                                                  2014   2.515       2.592           730
                                                                                  2013   1.728       2.515           730
                                                                                  2012   1.461       1.728         2,769
                                                                                  2011   1.456       1.461        61,326
                                                                                  2010   1.175       1.456       123,207
                                                                                  2009   0.831       1.175       188,938
                                                                                  2008   1.416       0.831       172,434
 LMPVET Equity Index Subaccount (Class II) (5/04)................................ 2009   0.821       0.801            --
                                                                                  2008   1.327       0.821     2,121,513
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2017   1.020       1.020            --
                                                                                  2016   1.020       1.020            --
                                                                                  2015   1.020       1.020            --
                                                                                  2014   1.020       1.020            --
                                                                                  2013   1.020       1.020            --
                                                                                  2012   1.020       1.020            --
                                                                                  2011   1.030       1.020            --
                                                                                  2010   0.953       1.030       219,766
                                                                                  2009   0.820       0.953        69,501
                                                                                  2008   1.050       0.820        33,363

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.543       1.577            --
                                                                                         2010   1.398       1.543        76,256
                                                                                         2009   1.183       1.398        74,499
                                                                                         2008   1.383       1.183       179,833
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2017   2.645       2.845            --
                                                                                         2016   2.311       2.645            --
                                                                                         2015   2.479       2.311            --
                                                                                         2014   2.533       2.479            --
                                                                                         2013   2.407       2.533            --
                                                                                         2012   2.055       2.407            --
                                                                                         2011   2.041       2.055        87,118
                                                                                         2010   1.794       2.041       238,890
                                                                                         2009   1.165       1.794       249,507
                                                                                         2008   1.701       1.165       291,650
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.258       1.254            --
                                                                                         2009   1.268       1.258     3,733,635
                                                                                         2008   1.248       1.268     5,010,250
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 2009   1.434       1.485            --
                                                                                         2008   1.382       1.434     1,213,383
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2017   1.856       2.145            --
                                                                                         2016   1.764       1.856            --
                                                                                         2015   1.813       1.764            --
                                                                                         2014   1.675       1.813            --
                                                                                         2013   1.425       1.675         4,855
                                                                                         2012   1.301       1.425         4,855
                                                                                         2011   1.314       1.301        75,214
                                                                                         2010   1.183       1.314       149,162
                                                                                         2009   0.973       1.183       186,256
                                                                                         2008   1.314       0.973       266,050
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 2009   1.062       1.032            --
                                                                                         2008   1.671       1.062       159,908





                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.10%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.899       0.859            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2017   2.380       3.095            --
                                                                       2016   2.391       2.380            --
                                                                       2015   2.261       2.391            --
                                                                       2014   2.234       2.261            --
                                                                       2013   1.749       2.234            --
                                                                       2012   1.443       1.749            --
                                                                       2011   1.601       1.443       250,566
                                                                       2010   1.449       1.601       433,160
                                                                       2009   1.029       1.449       593,892
                                                                       2008   1.689       1.029       631,737
 American Funds Growth Subaccount (Class 2) (5/04).................... 2017   2.372       3.010             4
                                                                       2016   2.190       2.372             4
                                                                       2015   2.073       2.190             4
                                                                       2014   1.931       2.073             4
                                                                       2013   1.501       1.931           341
                                                                       2012   1.287       1.501         1,942
                                                                       2011   1.360       1.287       632,862
                                                                       2010   1.158       1.360       984,216
                                                                       2009   0.840       1.158     1,501,083
                                                                       2008   1.516       0.840     1,307,187

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth-Income Subaccount (Class 2) (5/04).......................... 2017   2.124       2.571            --
                                                                                    2016   1.925       2.124            --
                                                                                    2015   1.919       1.925            --
                                                                                    2014   1.754       1.919            --
                                                                                    2013   1.328       1.754           380
                                                                                    2012   1.143       1.328           380
                                                                                    2011   1.177       1.143       205,736
                                                                                    2010   1.068       1.177       519,938
                                                                                    2009   0.823       1.068       608,035
                                                                                    2008   1.339       0.823       709,968
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)...................... 2013   2.419       2.572            --
                                                                                    2012   1.999       2.419         2,857
                                                                                    2011   2.421       1.999       199,888
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)...................... 2008   2.651       2.560            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................ 2017   2.453       2.625            --
                                                                                    2016   2.168       2.453            --
                                                                                    2015   2.275       2.168            --
                                                                                    2014   2.221       2.275            --
                                                                                    2013   2.044       2.221            48
                                                                                    2012   1.768       2.044            48
                                                                                    2011   1.742       1.768       115,948
                                                                                    2010   1.515       1.742       164,817
                                                                                    2009   1.039       1.515       193,499
                                                                                    2008   1.385       1.039       145,561
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................ 2017   1.418       1.724            --
                                                                                    2016   1.315       1.418            --
                                                                                    2015   1.357       1.315            --
                                                                                    2014   1.306       1.357            --
                                                                                    2013   1.019       1.306            --
                                                                                    2012   0.883       1.019            --
                                                                                    2011   1.029       0.883       186,567
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06).................... 2017   2.992       3.305            --
                                                                                    2016   2.305       2.992            --
                                                                                    2015   2.463       2.305            --
                                                                                    2014   2.448       2.463            --
                                                                                    2013   1.869       2.448            21
                                                                                    2012   1.602       1.869           600
                                                                                    2011   1.779       1.602       176,404
                                                                                    2010   1.500       1.779       229,091
                                                                                    2009   1.200       1.500       419,264
                                                                                    2008   1.728       1.200       431,957
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.768       0.731            --
                                                                                    2008   1.353       0.768     1,729,418
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2017   1.807       2.179            --
                                                                                    2016   1.687       1.807            --
                                                                                    2015   1.633       1.687            --
                                                                                    2014   1.453       1.633            --
                                                                                    2013   1.095       1.453            --
                                                                                    2012   0.975       1.095            --
                                                                                    2011   0.984       0.975        72,485
                                                                                    2010   0.884       0.984       292,180
                                                                                    2009   0.750       0.884       238,177
                                                                                    2008   1.209       0.750       218,261
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2017   1.210       1.328            --
                                                                                    2016   1.209       1.210            --
                                                                                    2015   1.238       1.209            --
                                                                                    2014   1.101       1.238            --
                                                                                    2013   1.073       1.101           151
                                                                                    2012   0.859       1.073           151
                                                                                    2011   0.917       0.859       231,257
                                                                                    2010   0.797       0.917       319,256
                                                                                    2009   0.596       0.797       291,554
                                                                                    2008   1.032       0.596       298,975
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   3.959       4.129            --

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2013   3.100       3.959         1,159
                                                                         2012   2.552       3.100        13,174
                                                                         2011   2.784       2.552       363,314
                                                                         2010   2.566       2.784       423,487
                                                                         2009   1.812       2.566       759,325
                                                                         2008   3.151       1.812     1,090,442
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........ 2017   4.505       5.289            --
                                                                         2016   4.423       4.505            --
                                                                         2015   4.649       4.423            --
                                                                         2014   4.117       4.649            --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)......... 2017   2.337       3.023         3,095
                                                                         2016   2.179       2.337         3,095
                                                                         2015   2.302       2.179         3,095
                                                                         2014   2.464       2.302         3,095
                                                                         2013   1.905       2.464         3,172
                                                                         2012   1.487       1.905         3,172
                                                                         2011   1.748       1.487       239,659
                                                                         2010   1.515       1.748       245,744
                                                                         2009   0.985       1.515       388,068
                                                                         2008   1.681       0.985       634,402
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)..................... 2017   2.693       3.143            --
                                                                         2016   2.321       2.693            --
                                                                         2015   2.496       2.321            --
                                                                         2014   2.308       2.496            --
                                                                         2013   1.724       2.308            --
                                                                         2012   1.471       1.724            97
                                                                         2011   1.509       1.471        50,755
                                                                         2010   1.328       1.509       101,056
                                                                         2009   1.061       1.328       176,885
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)........... 2017   1.936       1.936            --
                                                                         2016   1.876       1.936            --
                                                                         2015   1.933       1.876            --
                                                                         2014   1.859       1.933            --
                                                                         2013   1.738       1.859            40
                                                                         2012   1.552       1.738            40
                                                                         2011   1.497       1.552        75,828
                                                                         2010   1.337       1.497        58,976
                                                                         2009   0.986       1.337       160,070
                                                                         2008   1.222       0.986        68,252
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08).......................... 2013   2.627       2.851            --
                                                                         2012   2.515       2.627            35
                                                                         2011   2.680       2.515        44,627
                                                                         2010   2.199       2.680        39,583
                                                                         2009   1.621       2.199        85,054
                                                                         2008   2.555       1.621       102,260
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)............ 2017   1.204       1.630         7,304
                                                                         2016   1.213       1.204         7,304
                                                                         2015   1.179       1.213         7,304
                                                                         2014   1.166       1.179         7,304
                                                                         2013   1.015       1.166         7,304
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)................... 2017   1.955       2.021             2
                                                                         2016   1.926       1.955             2
                                                                         2015   1.948       1.926             2
                                                                         2014   1.890       1.948             2
                                                                         2013   1.948       1.890             2
                                                                         2012   1.803       1.948             2
                                                                         2011   1.766       1.803       460,606
                                                                         2010   1.651       1.766       819,411
                                                                         2009   1.477       1.651     1,066,119
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)......................... 2017   2.332       2.332            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   2.315       2.332            --
                                                                           2015   2.339       2.315            --
                                                                           2014   2.127       2.339            --
                                                                           2013   1.616       2.127            --
                                                                           2012   1.478       1.616            95
                                                                           2011   1.565       1.478         1,899
                                                                           2010   1.362       1.565         6,792
                                                                           2009   1.111       1.362        16,009
                                                                           2008   1.673       1.111        25,369
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2017   2.667       2.667            --
                                                                           2016   2.598       2.667            --
                                                                           2015   2.661       2.598            --
                                                                           2014   2.573       2.661            --
                                                                           2013   2.561       2.573           482
                                                                           2012   2.320       2.561           482
                                                                           2011   2.264       2.320        85,736
                                                                           2010   2.040       2.264       175,189
                                                                           2009   1.550       2.040       200,746
                                                                           2008   1.756       1.550       139,377
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2017   1.697       1.963         8,080
                                                                           2016   1.480       1.697         8,080
                                                                           2015   1.552       1.480         8,080
                                                                           2014   1.385       1.552         8,080
                                                                           2013   1.047       1.385         8,080
                                                                           2012   0.897       1.047        22,268
                                                                           2011   0.945       0.897       598,086
                                                                           2010   0.817       0.945     1,172,876
                                                                           2009   0.697       0.817     1,839,709
                                                                           2008   1.107       0.697     2,366,285
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.483       1.717           784
                                                                           2016   1.292       1.483           784
                                                                           2015   1.354       1.292           784
                                                                           2014   1.236       1.354           784
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2017   2.010       2.176            --
                                                                           2016   1.759       2.010            --
                                                                           2015   1.954       1.759            --
                                                                           2014   1.802       1.954            --
                                                                           2013   1.398       1.802           121
                                                                           2012   1.233       1.398         1,211
                                                                           2011   1.294       1.233       117,778
                                                                           2010   1.042       1.294       212,935
                                                                           2009   0.833       1.042       234,258
                                                                           2008   1.375       0.833       210,207
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   2.014       2.074            --
                                                                           2016   1.975       2.014            --
                                                                           2015   1.985       1.975            --
                                                                           2014   1.874       1.985            --
                                                                           2013   1.909       1.874            --
                                                                           2012   1.795       1.909         1,389
                                                                           2011   1.703       1.795       226,862
                                                                           2010   1.589       1.703       178,598
                                                                           2009   1.468       1.589       326,391
                                                                           2008   1.537       1.468       339,485
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   2.391       3.167            --
                                                                           2016   2.415       2.391            --
                                                                           2015   2.298       2.415            --
                                                                           2014   2.134       2.298            --
                                                                           2013   1.607       2.134            --
                                                                           2012   1.421       1.607         1,708
                                                                           2011   1.578       1.421       464,292
                                                                           2010   1.331       1.578       553,887
                                                                           2009   1.054       1.331     1,292,611
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2017   1.153       1.149         4,194

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.163
                                                                                           2015   1.176
                                                                                           2014   1.189
                                                                                           2013   1.202
                                                                                           2012   1.216
                                                                                           2011   1.229
                                                                                           2010   1.238
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 2017   1.433
                                                                                           2016   1.386
                                                                                           2015   1.409
                                                                                           2014   1.364
                                                                                           2013   1.322
                                                                                           2012   1.224
                                                                                           2011   1.199
                                                                                           2010   1.102
                                                                                           2009   0.924
                                                                                           2008   1.091
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2017   1.468
                                                                                           2016   1.399
                                                                                           2015   1.430
                                                                                           2014   1.378
                                                                                           2013   1.256
                                                                                           2012   1.139
                                                                                           2011   1.140
                                                                                           2010   1.033
                                                                                           2009   0.845
                                                                                           2008   1.089
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2017   1.477
                                                                                           2016   1.394
                                                                                           2015   1.428
                                                                                           2014   1.374
                                                                                           2013   1.177
                                                                                           2012   1.051
                                                                                           2011   1.078
                                                                                           2010   0.963
                                                                                           2009   0.769
                                                                                           2008   1.090
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.464
                                                                                           2016   1.369
                                                                                           2015   1.408
                                                                                           2014   1.353
                                                                                           2013   1.100
                                                                                           2012   0.964
                                                                                           2011   1.013
                                                                                           2010   0.893
                                                                                           2009   0.699
                                                                                           2008   1.090
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.856
                                                                                           2016   1.748
                                                                                           2015   1.726
                                                                                           2014   1.578
                                                                                           2013   1.193
                                                                                           2012   1.069
                                                                                           2011   1.126
                                                                                           2010   1.017
                                                                                           2009   0.779
                                                                                           2008   1.257
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.981
                                                                                           2008   1.798
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.897
                                                                                           2012   1.659
                                                                                           2011   1.789
                                                                                           2010   1.580
                                                                                           2009   1.313
                                                                                           2008   2.176
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   1.082



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.153         4,194
                                                                                           1.163         4,194
                                                                                           1.176         4,194
                                                                                           1.189         5,913
                                                                                           1.202         9,209
                                                                                           1.216     2,112,413
                                                                                           1.229     2,418,437
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 1.515            --
                                                                                           1.433            --
                                                                                           1.386            --
                                                                                           1.409            --
                                                                                           1.364            --
                                                                                           1.322           142
                                                                                           1.224        39,495
                                                                                           1.199       176,990
                                                                                           1.102       233,369
                                                                                           0.924       154,771
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.606            --
                                                                                           1.468            --
                                                                                           1.399            --
                                                                                           1.430            --
                                                                                           1.378            --
                                                                                           1.256            --
                                                                                           1.139        31,267
                                                                                           1.140       221,747
                                                                                           1.033       267,653
                                                                                           0.845        98,816
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.676            --
                                                                                           1.477            --
                                                                                           1.394            --
                                                                                           1.428            --
                                                                                           1.374            --
                                                                                           1.177            --
                                                                                           1.051        88,167
                                                                                           1.078       538,876
                                                                                           0.963       833,185
                                                                                           0.769       213,233
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.726            --
                                                                                           1.464            --
                                                                                           1.369            --
                                                                                           1.408            --
                                                                                           1.353            61
                                                                                           1.100            61
                                                                                           0.964       301,762
                                                                                           1.013       508,521
                                                                                           0.893     1,003,344
                                                                                           0.699       323,257
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.186             2
                                                                                           1.856             2
                                                                                           1.748             2
                                                                                           1.726             2
                                                                                           1.578             2
                                                                                           1.193             2
                                                                                           1.069       152,173
                                                                                           1.126       207,792
                                                                                           1.017       319,267
                                                                                           0.779       396,190
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 1.026            --
                                                                                           0.981       961,028
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2.092            --
                                                                                           1.897           828
                                                                                           1.659        96,286
                                                                                           1.789       101,900
                                                                                           1.580       354,035
                                                                                           1.313       325,210
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.340            --

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.039       1.082            --
                                                                                2015   1.023       1.039            --
                                                                                2014   0.931       1.023            --
                                                                                2013   0.710       0.931            92
                                                                                2012   0.647       0.710            92
                                                                                2011   0.676       0.647       346,735
                                                                                2010   0.593       0.676       493,555
                                                                                2009   0.402       0.593       982,735
                                                                                2008   0.749       0.402     1,190,454
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................ 2017   1.547       2.097            --
                                                                                2016   1.567       1.547            --
                                                                                2015   1.433       1.567            --
                                                                                2014   1.332       1.433            --
                                                                                2013   0.985       1.332            --
                                                                                2012   0.862       0.985            --
                                                                                2011   0.870       0.862        68,284
                                                                                2010   0.790       0.870        80,111
                                                                                2009   0.572       0.790        51,099
                                                                                2008   0.861       0.572       100,833
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07).............. 2017   1.782       1.820         2,253
                                                                                2016   1.760       1.782         2,253
                                                                                2015   1.775       1.760         2,253
                                                                                2014   1.696       1.775         2,253
                                                                                2013   1.756       1.696         2,260
                                                                                2012   1.709       1.756         4,272
                                                                                2011   1.607       1.709       465,499
                                                                                2010   1.532       1.607       432,369
                                                                                2009   1.473       1.532       413,180
                                                                                2008   1.405       1.473       566,563
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06).............. 2011   0.951       1.032            --
                                                                                2010   0.831       0.951       328,469
                                                                                2009   0.639       0.831       748,774
                                                                                2008   1.085       0.639       399,636
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2017   1.065       1.315            --
                                                                                2016   1.062       1.065            --
                                                                                2015   1.086       1.062            --
                                                                                2014   1.168       1.086            --
                                                                                2013   0.969       1.168           236
                                                                                2012   0.828       0.969         1,557
                                                                                2011   0.957       0.828       411,735
                                                                                2010   0.894       0.957       399,527
                                                                                2009   0.703       0.894       466,267
                                                                                2008   1.226       0.703       455,039
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017   2.439       2.766         4,098
                                                                                2016   2.033       2.439         4,098
                                                                                2015   2.148       2.033         4,098
                                                                                2014   2.067       2.148         4,098
                                                                                2013   1.508       2.067         4,099
                                                                                2012   1.311       1.508         4,258
                                                                                2011   1.382       1.311       209,565
                                                                                2010   1.101       1.382       277,364
                                                                                2009   0.883       1.101       386,649
                                                                                2008   1.343       0.883       346,561
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)....................... 2017   1.995       2.399        10,588
                                                                                2016   1.807       1.995        10,588
                                                                                2015   1.806       1.807        10,588
                                                                                2014   1.610       1.806        10,588
                                                                                2013   1.233       1.610        10,647
                                                                                2012   1.077       1.233        29,678
                                                                                2011   1.070       1.077       832,289
                                                                                2010   0.942       1.070       973,209
                                                                                2009   0.754       0.942     1,710,645
                                                                                2008   1.212       0.754       520,320
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).................. 2017   3.336       3.703            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   3.095
                                                                                           2015   3.140
                                                                                           2014   2.928
                                                                                           2013   2.493
                                                                                           2012   2.264
                                                                                           2011   2.239
                                                                                           2010   2.061
                                                                                           2009   1.760
                                                                                           2008   2.291
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2017   2.515
                                                                                           2016   2.223
                                                                                           2015   2.251
                                                                                           2014   2.054
                                                                                           2013   1.530
                                                                                           2012   1.326
                                                                                           2011   1.329
                                                                                           2010   1.206
                                                                                           2009   1.009
                                                                                           2008   1.512
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2017   4.155
                                                                                           2016   3.540
                                                                                           2015   3.558
                                                                                           2014   3.597
                                                                                           2013   2.871
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2017   2.015
                                                                                           2016   2.006
                                                                                           2015   1.836
                                                                                           2014   1.705
                                                                                           2013   1.242
                                                                                           2012   1.059
                                                                                           2011   1.085
                                                                                           2010   0.940
                                                                                           2009   0.664
                                                                                           2008   1.158
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2017   2.801
                                                                                           2016   2.540
                                                                                           2015   2.507
                                                                                           2014   2.377
                                                                                           2013   1.667
                                                                                           2012   1.454
                                                                                           2011   1.449
                                                                                           2010   1.088
                                                                                           2009   0.793
                                                                                           2008   1.203
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 2017   1.811
   .
                                                                                           2016   1.754
                                                                                           2015   1.810
                                                                                           2014   1.738
                                                                                           2013   1.743
                                                                                           2012   1.583
                                                                                           2011   1.560
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2017   1.291
                                                                                           2016   1.287
                                                                                           2015   1.292
                                                                                           2014   1.268
                                                                                           2013   1.290
                                                                                           2012   1.260
                                                                                           2011   1.206
                                                                                           2010   1.150
                                                                                           2009   1.113
                                                                                           2008   1.128
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).............................. 2008   1.317
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)........................ 2008   1.270
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2017   2.616



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.336            --
                                                                                           3.095            --
                                                                                           3.140            --
                                                                                           2.928            50
                                                                                           2.493           435
                                                                                           2.264       161,692
                                                                                           2.239       503,636
                                                                                           2.061       817,577
                                                                                           1.760     1,084,489
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2.935            --
                                                                                           2.515            --
                                                                                           2.223            --
                                                                                           2.251            --
                                                                                           2.054            37
                                                                                           1.530           377
                                                                                           1.326       130,318
                                                                                           1.329       184,149
                                                                                           1.206       290,238
                                                                                           1.009       293,981
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 4.758            --
                                                                                           4.155            --
                                                                                           3.540            --
                                                                                           3.558            --
                                                                                           3.597            35
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2.660            --
                                                                                           2.015            --
                                                                                           2.006            --
                                                                                           1.836            --
                                                                                           1.705            --
                                                                                           1.242            --
                                                                                           1.059       112,287
                                                                                           1.085       207,256
                                                                                           0.940       294,293
                                                                                           0.664       303,614
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.395             1
                                                                                           2.801             1
                                                                                           2.540             1
                                                                                           2.507             1
                                                                                           2.377         1,494
                                                                                           1.667         3,815
                                                                                           1.454       594,620
                                                                                           1.449       551,676
                                                                                           1.088       739,229
                                                                                           0.793       951,760
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 1.811            --
   .
                                                                                           1.811            --
                                                                                           1.754            --
                                                                                           1.810            --
                                                                                           1.738            68
                                                                                           1.743            68
                                                                                           1.583        37,493
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 1.304            --
                                                                                           1.291            --
                                                                                           1.287            --
                                                                                           1.292            --
                                                                                           1.268           126
                                                                                           1.290           126
                                                                                           1.260       103,317
                                                                                           1.206       433,422
                                                                                           1.150       458,001
                                                                                           1.113       363,007
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).............................. 1.262            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)........................ 1.200            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 3.146            --

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2016   2.455       2.616            --
                                                                             2015   2.472       2.455            --
                                                                             2014   2.239       2.472            --
                                                                             2013   1.728       2.239            78
                                                                             2012   1.505       1.728           336
                                                                             2011   1.565       1.505       230,612
                                                                             2010   1.353       1.565       351,577
                                                                             2009   1.010       1.353       615,398
                                                                             2008   1.782       1.010       513,138
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2017   3.643       4.343             2
                                                                             2016   3.291       3.643             2
                                                                             2015   3.382       3.291             2
                                                                             2014   3.225       3.382             2
                                                                             2013   2.400       3.225            44
                                                                             2012   2.118       2.400         2,799
                                                                             2011   2.402       2.118       252,022
                                                                             2010   1.889       2.402       387,040
                                                                             2009   1.367       1.889       604,016
                                                                             2008   2.288       1.367       622,461
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2017   1.825       2.191            --
                                                                             2016   1.771       1.825            --
                                                                             2015   1.839       1.771            --
                                                                             2014   1.730       1.839            --
                                                                             2013   1.266       1.730            54
                                                                             2012   1.155       1.266            54
                                                                             2011   1.227       1.155       130,276
                                                                             2010   0.972       1.227       137,472
                                                                             2009   0.685       0.972       141,642
                                                                             2008   1.204       0.685       134,780
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2017   2.582       3.585            --
                                                                             2016   2.223       2.582            --
                                                                             2015   2.795       2.223            --
                                                                             2014   3.085       2.795            --
                                                                             2013   3.148       3.085           940
                                                                             2012   2.813       3.148         1,217
                                                                             2011   3.380       2.813       202,469
                                                                             2010   2.906       3.380       287,243
                                                                             2009   1.702       2.906       270,100
                                                                             2008   3.640       1.702       291,433
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2017   1.601       1.848             8
                                                                             2016   1.511       1.601             8
                                                                             2015   1.633       1.511             8
                                                                             2014   1.858       1.633             8
                                                                             2013   1.528       1.858           148
                                                                             2012   1.307       1.528           148
                                                                             2011   1.478       1.307       233,787
                                                                             2010   1.379       1.478       377,664
                                                                             2009   1.017       1.379       493,181
                                                                             2008   1.725       1.017       521,238
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00).............. 2017   1.245       1.565            --
                                                                             2016   1.123       1.245            --
                                                                             2015   1.094       1.123            --
                                                                             2014   0.986       1.094            --
                                                                             2013   0.755       0.986           102
                                                                             2012   0.652       0.755           102
                                                                             2011   0.671       0.652       645,943
                                                                             2010   0.540       0.671       587,522
                                                                             2009   0.378       0.540       856,753
                                                                             2008   0.681       0.378       900,842
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01).............. 2017   2.864       3.131            --

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   2.327       2.864            --
                                                                                  2015   2.607       2.327            --
                                                                                  2014   2.592       2.607            --
                                                                                  2013   1.952       2.592            49
                                                                                  2012   1.712       1.952           139
                                                                                  2011   1.863       1.712       153,894
                                                                                  2010   1.508       1.863       165,126
                                                                                  2009   1.148       1.508       190,008
                                                                                  2008   1.811       1.148       188,453
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2017   2.657       2.817            --
                                                                                  2016   2.488       2.657            --
                                                                                  2015   2.536       2.488            --
                                                                                  2014   2.371       2.536            --
                                                                                  2013   2.392       2.371            26
                                                                                  2012   2.113       2.392           137
                                                                                  2011   2.031       2.113       117,234
                                                                                  2010   1.841       2.031       142,149
                                                                                  2009   1.393       1.841       277,286
                                                                                  2008   1.829       1.393       297,612
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.158       2.419            --
                                                                                  2010   2.029       2.158       286,906
                                                                                  2009   1.568       2.029       595,226
                                                                                  2008   2.805       1.568       794,840
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2017   2.182       2.510         5,100
                                                                                  2016   2.180       2.182         5,100
                                                                                  2015   2.243       2.180         5,100
                                                                                  2014   1.884       2.243         5,100
                                                                                  2013   1.289       1.884         5,100
                                                                                  2012   1.098       1.289        20,495
                                                                                  2011   1.083       1.098       897,412
                                                                                  2010   0.876       1.083     1,854,160
                                                                                  2009   0.658       0.876     2,241,622
                                                                                  2008   1.116       0.658     2,834,854
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.226       1.235            --
                                                                                  2013   0.938       1.226           784
                                                                                  2012   0.825       0.938           784
                                                                                  2011   0.889       0.825       266,676
                                                                                  2010   0.771       0.889       309,727
                                                                                  2009   0.603       0.771       501,951
                                                                                  2008   0.961       0.603       806,154
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2017   2.663       3.148             2
                                                                                  2016   2.453       2.663             2
                                                                                  2015   2.441       2.453             2
                                                                                  2014   2.223       2.441             2
                                                                                  2013   1.729       2.223             2
                                                                                  2012   1.508       1.729             2
                                                                                  2011   1.486       1.508       218,515
                                                                                  2010   1.334       1.486       247,746
                                                                                  2009   1.104       1.334       428,675
                                                                                  2008   1.580       1.104       602,265
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.331       2.748            --
                                                                                  2016   2.050       2.331            --
                                                                                  2015   2.166       2.050            --
                                                                                  2014   1.927       2.166            --
                                                                                  2013   1.547       1.927            --
                                                                                  2012   1.370       1.547            --
                                                                                  2011   1.284       1.370        93,860
                                                                                  2010   1.156       1.284        88,282
                                                                                  2009   0.951       1.156       150,919
                                                                                  2008   1.480       0.951       402,565
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2017   3.477       4.326            --

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2016   3.274       3.477            --
                                                                                         2015   3.015       3.274            --
                                                                                         2014   2.674       3.015            --
                                                                                         2013   1.961       2.674            --
                                                                                         2012   1.648       1.961            --
                                                                                         2011   1.677       1.648        75,508
                                                                                         2010   1.544       1.677        94,620
                                                                                         2009   1.096       1.544       195,080
                                                                                         2008   1.767       1.096       276,818
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2017   2.872       3.262            --
                                                                                         2016   2.570       2.872            --
                                                                                         2015   2.675       2.570            --
                                                                                         2014   2.421       2.675            --
                                                                                         2013   1.849       2.421           233
                                                                                         2012   1.605       1.849           233
                                                                                         2011   1.546       1.605        79,014
                                                                                         2010   1.428       1.546       239,395
                                                                                         2009   1.160       1.428       363,393
                                                                                         2008   1.821       1.160       433,864
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2017   2.530       3.110            --
                                                                                         2016   2.418       2.530            --
                                                                                         2015   2.557       2.418            --
                                                                                         2014   2.484       2.557            --
                                                                                         2013   1.708       2.484            --
                                                                                         2012   1.446       1.708            --
                                                                                         2011   1.442       1.446        84,576
                                                                                         2010   1.164       1.442       104,385
                                                                                         2009   0.825       1.164       137,537
                                                                                         2008   1.406       0.825       160,161
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.817       0.797            --
                                                                                         2008   1.322       0.817     1,207,001
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2017   1.012       1.012            --
                                                                                         2016   1.012       1.012            --
                                                                                         2015   1.012       1.012            --
                                                                                         2014   1.012       1.012            --
                                                                                         2013   1.012       1.012            --
                                                                                         2012   1.012       1.012            --
                                                                                         2011   1.023       1.012            --
                                                                                         2010   0.947       1.023        71,605
                                                                                         2009   0.815       0.947       111,770
                                                                                         2008   1.046       0.815        94,084
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.523       1.555            --
                                                                                         2010   1.381       1.523       154,502
                                                                                         2009   1.170       1.381       160,053
                                                                                         2008   1.369       1.170       165,329
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2017   2.594       2.787            --
                                                                                         2016   2.268       2.594            --
                                                                                         2015   2.436       2.268            --
                                                                                         2014   2.491       2.436            --
                                                                                         2013   2.370       2.491            --
                                                                                         2012   2.026       2.370           567
                                                                                         2011   2.013       2.026       185,818
                                                                                         2010   1.771       2.013       128,046
                                                                                         2009   1.151       1.771       201,429
                                                                                         2008   1.683       1.151       146,594
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.243       1.238            --
                                                                                         2009   1.254       1.243     5,031,060
                                                                                         2008   1.235       1.254     5,194,208
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 2009   1.423       1.473            --
                                                                                         2008   1.373       1.423       788,626
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2017   1.832       2.116            --

                         UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                       UNIT      UNIT     NUMBER OF
                                                                      VALUE      VALUE      UNITS
                                                                        AT        AT     OUTSTANDING
                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                               YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------- ------ ----------- -------- ------------
                                                            2016   1.744       1.832            --
                                                            2015   1.794       1.744            --
                                                            2014   1.659       1.794            --
                                                            2013   1.413       1.659            --
                                                            2012   1.291       1.413            --
                                                            2011   1.305       1.291       190,974
                                                            2010   1.177       1.305       319,209
                                                            2009   0.968       1.177       190,020
                                                            2008   1.309       0.968       103,062
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)........ 2009   1.056       1.026            --
                                                            2008   1.663       1.056       115,238





                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.20%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.893       0.853            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2017   2.350       3.053            --
                                                                       2016   2.364       2.350            --
                                                                       2015   2.237       2.364            --
                                                                       2014   2.213       2.237            --
                                                                       2013   1.734       2.213             8
                                                                       2012   1.432       1.734        18,027
                                                                       2011   1.590       1.432       586,606
                                                                       2010   1.440       1.590     1,521,615
                                                                       2009   1.024       1.440     1,685,854
                                                                       2008   1.683       1.024     1,701,497
 American Funds Growth Subaccount (Class 2) (5/04).................... 2017   2.342       2.969            --
                                                                       2016   2.165       2.342            --
                                                                       2015   2.051       2.165            --
                                                                       2014   1.913       2.051            --
                                                                       2013   1.488       1.913           391
                                                                       2012   1.277       1.488        26,585
                                                                       2011   1.350       1.277     1,738,663
                                                                       2010   1.152       1.350     3,427,698
                                                                       2009   0.836       1.152     3,617,677
                                                                       2008   1.510       0.836     3,729,582
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2017   2.097       2.536            --
                                                                       2016   1.903       2.097            --
                                                                       2015   1.898       1.903            --
                                                                       2014   1.737       1.898            --
                                                                       2013   1.317       1.737            10
                                                                       2012   1.134       1.317           686
                                                                       2011   1.169       1.134     1,011,485
                                                                       2010   1.062       1.169     2,001,239
                                                                       2009   0.819       1.062     1,788,504
                                                                       2008   1.334       0.819     1,698,847
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)......... 2013   2.385       2.536            --
                                                                       2012   1.974       2.385         7,613
                                                                       2011   2.392       1.974       558,064
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......... 2008   2.628       2.536            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............... 2017   2.410       2.576            --

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   2.132       2.410            --
                                                                                    2015   2.239       2.132            --
                                                                                    2014   2.189       2.239            --
                                                                                    2013   2.016       2.189            --
                                                                                    2012   1.745       2.016        13,057
                                                                                    2011   1.721       1.745       290,953
                                                                                    2010   1.499       1.721       644,252
                                                                                    2009   1.029       1.499       463,145
                                                                                    2008   1.373       1.029       526,284
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................ 2017   1.403       1.704            --
                                                                                    2016   1.303       1.403            --
                                                                                    2015   1.345       1.303            --
                                                                                    2014   1.296       1.345            --
                                                                                    2013   1.013       1.296            --
                                                                                    2012   0.878       1.013            --
                                                                                    2011   1.024       0.878       381,535
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06).................... 2017   2.951       3.257            --
                                                                                    2016   2.275       2.951            --
                                                                                    2015   2.435       2.275            --
                                                                                    2014   2.422       2.435            --
                                                                                    2013   1.851       2.422         3,158
                                                                                    2012   1.588       1.851         3,847
                                                                                    2011   1.766       1.588       419,458
                                                                                    2010   1.490       1.766       982,639
                                                                                    2009   1.193       1.490     1,164,909
                                                                                    2008   1.720       1.193     1,304,727
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.764       0.727            --
                                                                                    2008   1.349       0.764     2,502,205
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2017   1.775       2.138            --
                                                                                    2016   1.659       1.775            --
                                                                                    2015   1.607       1.659            --
                                                                                    2014   1.432       1.607            --
                                                                                    2013   1.080       1.432            --
                                                                                    2012   0.963       1.080            --
                                                                                    2011   0.973       0.963       272,020
                                                                                    2010   0.874       0.973       668,719
                                                                                    2009   0.742       0.874       483,318
                                                                                    2008   1.198       0.742       491,059
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2017   1.197       1.312            --
                                                                                    2016   1.197       1.197            --
                                                                                    2015   1.227       1.197            --
                                                                                    2014   1.092       1.227            --
                                                                                    2013   1.065       1.092            --
                                                                                    2012   0.854       1.065            --
                                                                                    2011   0.912       0.854       440,717
                                                                                    2010   0.794       0.912     1,087,199
                                                                                    2009   0.595       0.794     1,236,708
                                                                                    2008   1.030       0.595       996,672
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   3.901       4.067            --
                                                                                    2013   3.058       3.901        46,825
                                                                                    2012   2.519       3.058        83,481
                                                                                    2011   2.751       2.519       947,150
                                                                                    2010   2.539       2.751     2,253,638
                                                                                    2009   1.794       2.539     2,709,138
                                                                                    2008   3.123       1.794     3,474,381
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2017   4.425       5.190           114
                                                                                    2016   4.349       4.425           114
                                                                                    2015   4.576       4.349           114
                                                                                    2014   4.055       4.576         8,461
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2017   2.296       2.966            --

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2016   2.143       2.296            --
                                                                      2015   2.266       2.143            --
                                                                      2014   2.428       2.266            --
                                                                      2013   1.878       2.428            --
                                                                      2012   1.468       1.878        20,291
                                                                      2011   1.728       1.468       779,737
                                                                      2010   1.499       1.728     1,646,698
                                                                      2009   0.976       1.499     2,049,145
                                                                      2008   1.666       0.976     2,147,433
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).................. 2017   2.656       3.098            --
                                                                      2016   2.292       2.656            --
                                                                      2015   2.467       2.292            --
                                                                      2014   2.284       2.467            --
                                                                      2013   1.707       2.284            --
                                                                      2012   1.458       1.707           530
                                                                      2011   1.497       1.458       183,048
                                                                      2010   1.319       1.497       658,049
                                                                      2009   1.054       1.319       604,024
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)........ 2017   1.913       1.913            --
                                                                      2016   1.854       1.913            --
                                                                      2015   1.912       1.854            --
                                                                      2014   1.841       1.912            --
                                                                      2013   1.723       1.841            69
                                                                      2012   1.540       1.723           221
                                                                      2011   1.487       1.540       193,512
                                                                      2010   1.330       1.487       577,176
                                                                      2009   0.982       1.330       471,414
                                                                      2008   1.217       0.982       393,134
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)....................... 2013   2.590       2.811            --
                                                                      2012   2.483       2.590            --
                                                                      2011   2.649       2.483        90,274
                                                                      2010   2.175       2.649       390,361
                                                                      2009   1.605       2.175       432,010
                                                                      2008   2.531       1.605       441,896
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13)......... 2017   1.199       1.623            44
                                                                      2016   1.210       1.199            44
                                                                      2015   1.177       1.210            44
                                                                      2014   1.165       1.177         7,024
                                                                      2013   1.015       1.165        11,440
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)................ 2017   1.924       1.987             4
                                                                      2016   1.898       1.924             4
                                                                      2015   1.921       1.898             4
                                                                      2014   1.866       1.921             4
                                                                      2013   1.925       1.866            64
                                                                      2012   1.783       1.925        18,692
                                                                      2011   1.749       1.783     1,024,401
                                                                      2010   1.637       1.749     2,735,065
                                                                      2009   1.465       1.637     2,701,876
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)...................... 2017   2.302       2.302            --
                                                                      2016   2.285       2.302            --
                                                                      2015   2.312       2.285            --
                                                                      2014   2.105       2.312            --
                                                                      2013   1.601       2.105            --
                                                                      2012   1.465       1.601            --
                                                                      2011   1.553       1.465        57,813
                                                                      2010   1.353       1.553        54,490
                                                                      2009   1.105       1.353        55,915
                                                                      2008   1.665       1.105        59,627
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).......... 2017   2.622       2.622            --
                                                                      2016   2.555       2.622            --
                                                                      2015   2.619       2.555            --
                                                                      2014   2.535       2.619            --
                                                                      2013   2.526       2.535            47
                                                                      2012   2.291       2.526            47
                                                                      2011   2.237       2.291       286,182
                                                                      2010   2.018       2.237       561,712
                                                                      2009   1.535       2.018       591,980
                                                                      2008   1.740       1.535       571,953

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2017   1.679       1.940         1,416
                                                                           2016   1.466       1.679         1,416
                                                                           2015   1.539       1.466         1,416
                                                                           2014   1.375       1.539         3,351
                                                                           2013   1.040       1.375         8,662
                                                                           2012   0.892       1.040        24,625
                                                                           2011   0.941       0.892     2,155,714
                                                                           2010   0.814       0.941     4,543,241
                                                                           2009   0.695       0.814     4,813,907
                                                                           2008   1.105       0.695     5,771,799
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.464       1.694            --
                                                                           2016   1.277       1.464            --
                                                                           2015   1.339       1.277            --
                                                                           2014   1.224       1.339            --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2017   1.984       2.146            --
                                                                           2016   1.739       1.984            --
                                                                           2015   1.933       1.739            --
                                                                           2014   1.785       1.933            --
                                                                           2013   1.386       1.785            --
                                                                           2012   1.223       1.386         4,657
                                                                           2011   1.285       1.223       364,708
                                                                           2010   1.036       1.285       669,933
                                                                           2009   0.829       1.036       695,285
                                                                           2008   1.370       0.829       785,878
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.978       2.035            --
                                                                           2016   1.942       1.978            --
                                                                           2015   1.954       1.942            --
                                                                           2014   1.846       1.954        16,579
                                                                           2013   1.883       1.846        17,006
                                                                           2012   1.772       1.883        27,419
                                                                           2011   1.683       1.772       368,174
                                                                           2010   1.572       1.683       563,347
                                                                           2009   1.454       1.572       602,663
                                                                           2008   1.523       1.454       682,743
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   2.349       3.108           112
                                                                           2016   2.375       2.349           112
                                                                           2015   2.262       2.375           112
                                                                           2014   2.102       2.262         2,313
                                                                           2013   1.585       2.102        14,990
                                                                           2012   1.403       1.585        62,289
                                                                           2011   1.559       1.403       740,968
                                                                           2010   1.317       1.559     2,223,954
                                                                           2009   1.043       1.317     2,646,108
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2017   1.133       1.127         6,376
                                                                           2016   1.144       1.133         6,376
                                                                           2015   1.158       1.144         9,133
                                                                           2014   1.172       1.158        10,033
                                                                           2013   1.186       1.172        64,312
                                                                           2012   1.200       1.186       247,430
                                                                           2011   1.215       1.200     4,877,946
                                                                           2010   1.224       1.215     9,754,769
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2017   1.417       1.498            --
                                                                           2016   1.372       1.417            --
                                                                           2015   1.397       1.372            --
                                                                           2014   1.353       1.397            --
                                                                           2013   1.313       1.353            --
                                                                           2012   1.218       1.313            --
                                                                           2011   1.193       1.218       341,086
                                                                           2010   1.098       1.193       457,731
                                                                           2009   0.922       1.098       503,862
                                                                           2008   1.089       0.922       447,082
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2017   1.452       1.588            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.385
                                                                                           2015   1.417
                                                                                           2014   1.367
                                                                                           2013   1.247
                                                                                           2012   1.133
                                                                                           2011   1.134
                                                                                           2010   1.029
                                                                                           2009   0.842
                                                                                           2008   1.087
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2017   1.461
                                                                                           2016   1.381
                                                                                           2015   1.415
                                                                                           2014   1.363
                                                                                           2013   1.170
                                                                                           2012   1.045
                                                                                           2011   1.073
                                                                                           2010   0.959
                                                                                           2009   0.767
                                                                                           2008   1.088
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.449
                                                                                           2016   1.356
                                                                                           2015   1.396
                                                                                           2014   1.342
                                                                                           2013   1.093
                                                                                           2012   0.959
                                                                                           2011   1.008
                                                                                           2010   0.890
                                                                                           2009   0.698
                                                                                           2008   1.088
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.823
                                                                                           2016   1.719
                                                                                           2015   1.699
                                                                                           2014   1.554
                                                                                           2013   1.177
                                                                                           2012   1.055
                                                                                           2011   1.113
                                                                                           2010   1.006
                                                                                           2009   0.771
                                                                                           2008   1.246
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.972
                                                                                           2008   1.782
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.871
                                                                                           2012   1.638
                                                                                           2011   1.768
                                                                                           2010   1.563
                                                                                           2009   1.300
                                                                                           2008   2.157
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   1.066
                                                                                           2016   1.024
                                                                                           2015   1.009
                                                                                           2014   0.919
                                                                                           2013   0.701
                                                                                           2012   0.640
                                                                                           2011   0.669
                                                                                           2010   0.588
                                                                                           2009   0.399
                                                                                           2008   0.744
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2017   1.523
                                                                                           2016   1.544
                                                                                           2015   1.413
                                                                                           2014   1.315
                                                                                           2013   0.974
                                                                                           2012   0.853
                                                                                           2011   0.861
                                                                                           2010   0.783
                                                                                           2009   0.568
                                                                                           2008   0.855
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2017   1.753



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.452            --
                                                                                           1.385            --
                                                                                           1.417           873
                                                                                           1.367           873
                                                                                           1.247           873
                                                                                           1.133       443,817
                                                                                           1.134       401,622
                                                                                           1.029       506,575
                                                                                           0.842       365,673
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.656            --
                                                                                           1.461            --
                                                                                           1.381            --
                                                                                           1.415           874
                                                                                           1.363           874
                                                                                           1.170           874
                                                                                           1.045       298,314
                                                                                           1.073       710,685
                                                                                           0.959     1,101,943
                                                                                           0.767     1,112,599
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.706         1,559
                                                                                           1.449         1,559
                                                                                           1.356         1,559
                                                                                           1.396         2,463
                                                                                           1.342         2,463
                                                                                           1.093         2,463
                                                                                           0.959       688,664
                                                                                           1.008     1,232,590
                                                                                           0.890     1,445,536
                                                                                           0.698     1,433,738
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.145             1
                                                                                           1.823             1
                                                                                           1.719             1
                                                                                           1.699             1
                                                                                           1.554         2,825
                                                                                           1.177         9,357
                                                                                           1.055       531,533
                                                                                           1.113       993,305
                                                                                           1.006     1,076,853
                                                                                           0.771     1,316,898
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 1.015            --
                                                                                           0.972     2,015,573
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2.063            --
                                                                                           1.871        20,473
                                                                                           1.638       194,836
                                                                                           1.768       451,165
                                                                                           1.563       560,037
                                                                                           1.300       820,553
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.318            --
                                                                                           1.066            --
                                                                                           1.024            --
                                                                                           1.009            --
                                                                                           0.919        46,643
                                                                                           0.701        47,525
                                                                                           0.640       719,971
                                                                                           0.669     2,574,969
                                                                                           0.588     3,210,923
                                                                                           0.399     3,203,312
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.062            48
                                                                                           1.523            48
                                                                                           1.544            48
                                                                                           1.413            48
                                                                                           1.315            48
                                                                                           0.974           968
                                                                                           0.853        74,362
                                                                                           0.861       382,498
                                                                                           0.783       396,634
                                                                                           0.568       382,441
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 1.789            --

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.734       1.753            --
                                                                                2015   1.750       1.734            --
                                                                                2014   1.674       1.750            --
                                                                                2013   1.735       1.674            --
                                                                                2012   1.690       1.735         5,595
                                                                                2011   1.591       1.690       812,298
                                                                                2010   1.518       1.591     1,367,040
                                                                                2009   1.461       1.518     1,203,516
                                                                                2008   1.395       1.461     1,292,994
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06).............. 2011   0.946       1.027            --
                                                                                2010   0.828       0.946       700,799
                                                                                2009   0.637       0.828       781,455
                                                                                2008   1.083       0.637       825,841
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2017   1.047       1.293            81
                                                                                2016   1.046       1.047            81
                                                                                2015   1.070       1.046            81
                                                                                2014   1.152       1.070            81
                                                                                2013   0.957       1.152            81
                                                                                2012   0.819       0.957            81
                                                                                2011   0.947       0.819       381,641
                                                                                2010   0.886       0.947       886,835
                                                                                2009   0.697       0.886     1,073,691
                                                                                2008   1.217       0.697     1,210,744
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017   2.400       2.719            --
                                                                                2016   2.002       2.400            --
                                                                                2015   2.117       2.002            --
                                                                                2014   2.040       2.117            --
                                                                                2013   1.490       2.040            --
                                                                                2012   1.296       1.490           766
                                                                                2011   1.368       1.296       502,270
                                                                                2010   1.091       1.368     1,803,448
                                                                                2009   0.876       1.091     1,585,016
                                                                                2008   1.333       0.876     1,617,701
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)....................... 2017   1.965       2.360           131
                                                                                2016   1.781       1.965           131
                                                                                2015   1.781       1.781           131
                                                                                2014   1.590       1.781           131
                                                                                2013   1.219       1.590        62,858
                                                                                2012   1.066       1.219        68,210
                                                                                2011   1.059       1.066     1,644,108
                                                                                2010   0.934       1.059     2,893,382
                                                                                2009   0.749       0.934     3,064,717
                                                                                2008   1.205       0.749       999,544
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).................. 2017   3.277       3.634           239
                                                                                2016   3.043       3.277           239
                                                                                2015   3.091       3.043           239
                                                                                2014   2.885       3.091           239
                                                                                2013   2.459       2.885           239
                                                                                2012   2.235       2.459        13,072
                                                                                2011   2.213       2.235       939,324
                                                                                2010   2.038       2.213     2,225,993
                                                                                2009   1.743       2.038     2,493,349
                                                                                2008   2.271       1.743     2,895,676
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)......................... 2017   2.483       2.895             9
                                                                                2016   2.197       2.483             9
                                                                                2015   2.227       2.197             9
                                                                                2014   2.034       2.227             9
                                                                                2013   1.516       2.034             9
                                                                                2012   1.316       1.516         3,771
                                                                                2011   1.320       1.316       363,041
                                                                                2010   1.199       1.320       830,462
                                                                                2009   1.005       1.199       817,971
                                                                                2008   1.507       1.005       883,603
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)................... 2017   4.082       4.669            --
                                                                                2016   3.481       4.082            --
                                                                                2015   3.503       3.481            --
                                                                                2014   3.545       3.503            --
                                                                                2013   2.831       3.545            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2017   1.993
                                                                                           2016   1.987
                                                                                           2015   1.820
                                                                                           2014   1.692
                                                                                           2013   1.234
                                                                                           2012   1.053
                                                                                           2011   1.080
                                                                                           2010   0.936
                                                                                           2009   0.662
                                                                                           2008   1.156
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2017   2.752
                                                                                           2016   2.498
                                                                                           2015   2.467
                                                                                           2014   2.342
                                                                                           2013   1.644
                                                                                           2012   1.435
                                                                                           2011   1.432
                                                                                           2010   1.076
                                                                                           2009   0.786
                                                                                           2008   1.192
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 2017   1.780
   .
                                                                                           2016   1.725
                                                                                           2015   1.781
                                                                                           2014   1.712
                                                                                           2013   1.719
                                                                                           2012   1.563
                                                                                           2011   1.540
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2017   1.275
                                                                                           2016   1.272
                                                                                           2015   1.278
                                                                                           2014   1.256
                                                                                           2013   1.279
                                                                                           2012   1.250
                                                                                           2011   1.198
                                                                                           2010   1.144
                                                                                           2009   1.108
                                                                                           2008   1.124
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).............................. 2008   1.305
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)........................ 2008   1.259
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 2017   2.576
                                                                                           2016   2.420
                                                                                           2015   2.439
                                                                                           2014   2.211
                                                                                           2013   1.708
                                                                                           2012   1.489
                                                                                           2011   1.550
                                                                                           2010   1.342
                                                                                           2009   1.002
                                                                                           2008   1.770
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 2017   3.586
                                                                                           2016   3.243
                                                                                           2015   3.336
                                                                                           2014   3.185
                                                                                           2013   2.372
                                                                                           2012   2.096
                                                                                           2011   2.379
                                                                                           2010   1.873
                                                                                           2009   1.356
                                                                                           2008   2.273
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 2017   1.796



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2.629            --
                                                                                           1.993            --
                                                                                           1.987            --
                                                                                           1.820            --
                                                                                           1.692            --
                                                                                           1.234           180
                                                                                           1.053       396,069
                                                                                           1.080       758,774
                                                                                           0.936       723,775
                                                                                           0.662       687,710
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.332            29
                                                                                           2.752            29
                                                                                           2.498            29
                                                                                           2.467        17,754
                                                                                           2.342        63,825
                                                                                           1.644        86,178
                                                                                           1.435     1,269,161
                                                                                           1.432     1,744,502
                                                                                           1.076     1,658,903
                                                                                           0.786     2,443,934
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 1.780            --
   .
                                                                                           1.780            --
                                                                                           1.725            --
                                                                                           1.781            --
                                                                                           1.712         7,399
                                                                                           1.719         7,538
                                                                                           1.563        79,484
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 1.286            38
                                                                                           1.275            38
                                                                                           1.272            38
                                                                                           1.278            38
                                                                                           1.256        10,500
                                                                                           1.279        27,206
                                                                                           1.250       551,113
                                                                                           1.198     1,295,021
                                                                                           1.144     1,210,019
                                                                                           1.108     1,205,522
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).............................. 1.250            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)........................ 1.190            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)..................... 3.094            --
                                                                                           2.576            --
                                                                                           2.420            --
                                                                                           2.439            --
                                                                                           2.211           342
                                                                                           1.708        21,446
                                                                                           1.489     1,306,030
                                                                                           1.550     2,397,318
                                                                                           1.342     2,360,526
                                                                                           1.002     2,305,152
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 4.271           154
                                                                                           3.586           154
                                                                                           3.243           154
                                                                                           3.336           154
                                                                                           3.185           154
                                                                                           2.372        47,081
                                                                                           2.096     1,095,112
                                                                                           2.379     2,307,267
                                                                                           1.873     2,195,655
                                                                                           1.356     2,299,624
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)..................... 2.155           296

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   1.745       1.796           296
                                                                                  2015   1.814       1.745           296
                                                                                  2014   1.709       1.814           296
                                                                                  2013   1.252       1.709           313
                                                                                  2012   1.143       1.252           638
                                                                                  2011   1.215       1.143       296,821
                                                                                  2010   0.964       1.215       563,723
                                                                                  2009   0.679       0.964       578,699
                                                                                  2008   1.196       0.679       591,430
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2017   2.547       3.533            79
                                                                                  2016   2.195       2.547            79
                                                                                  2015   2.763       2.195            79
                                                                                  2014   3.052       2.763            79
                                                                                  2013   3.118       3.052            79
                                                                                  2012   2.789       3.118           757
                                                                                  2011   3.354       2.789       403,575
                                                                                  2010   2.887       3.354       920,185
                                                                                  2009   1.693       2.887     1,031,411
                                                                                  2008   3.623       1.693       992,574
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.581       1.823            --
                                                                                  2016   1.493       1.581            --
                                                                                  2015   1.616       1.493            --
                                                                                  2014   1.840       1.616            --
                                                                                  2013   1.515       1.840            13
                                                                                  2012   1.297       1.515        16,335
                                                                                  2011   1.468       1.297       627,988
                                                                                  2010   1.371       1.468     1,438,619
                                                                                  2009   1.012       1.371     1,377,122
                                                                                  2008   1.719       1.012     1,614,440
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00)................... 2017   1.225       1.538           512
                                                                                  2016   1.106       1.225           512
                                                                                  2015   1.079       1.106           512
                                                                                  2014   0.973       1.079           512
                                                                                  2013   0.745       0.973           512
                                                                                  2012   0.645       0.745         9,786
                                                                                  2011   0.664       0.645       997,489
                                                                                  2010   0.535       0.664     2,098,439
                                                                                  2009   0.375       0.535     2,563,550
                                                                                  2008   0.676       0.375     2,701,046
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2017   2.819       3.079            22
                                                                                  2016   2.293       2.819            22
                                                                                  2015   2.572       2.293            22
                                                                                  2014   2.559       2.572            22
                                                                                  2013   1.929       2.559        13,477
                                                                                  2012   1.693       1.929        22,355
                                                                                  2011   1.845       1.693       258,834
                                                                                  2010   1.495       1.845       550,421
                                                                                  2009   1.139       1.495       694,486
                                                                                  2008   1.799       1.139       831,829
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2017   2.610       2.765            15
                                                                                  2016   2.447       2.610            15
                                                                                  2015   2.496       2.447            15
                                                                                  2014   2.336       2.496           733
                                                                                  2013   2.359       2.336           743
                                                                                  2012   2.086       2.359        14,669
                                                                                  2011   2.007       2.086       316,517
                                                                                  2010   1.822       2.007       979,162
                                                                                  2009   1.379       1.822       990,690
                                                                                  2008   1.813       1.379     1,111,634
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.133       2.390            --
                                                                                  2010   2.007       2.133     1,464,347
                                                                                  2009   1.553       2.007     1,571,710
                                                                                  2008   2.781       1.553     2,166,454
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2017   2.146       2.466         1,745

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   2.146       2.146          1,745
                                                                                  2015   2.210       2.146          1,745
                                                                                  2014   1.858       2.210          1,745
                                                                                  2013   1.272       1.858          1,849
                                                                                  2012   1.085       1.272        129,939
                                                                                  2011   1.071       1.085      3,332,686
                                                                                  2010   0.867       1.071      7,481,745
                                                                                  2009   0.652       0.867      8,943,247
                                                                                  2008   1.108       0.652     10,579,021
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.214       1.222             --
                                                                                  2013   0.930       1.214         13,058
                                                                                  2012   0.819       0.930         26,443
                                                                                  2011   0.883       0.819      1,337,263
                                                                                  2010   0.767       0.883      2,094,228
                                                                                  2009   0.600       0.767      2,066,524
                                                                                  2008   0.957       0.600      2,580,673
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2017   2.616       3.090             59
                                                                                  2016   2.412       2.616             59
                                                                                  2015   2.402       2.412             59
                                                                                  2014   2.190       2.402             59
                                                                                  2013   1.705       2.190             59
                                                                                  2012   1.489       1.705          6,293
                                                                                  2011   1.468       1.489        778,350
                                                                                  2010   1.319       1.468      1,672,270
                                                                                  2009   1.094       1.319      2,187,318
                                                                                  2008   1.566       1.094      2,765,918
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.290       2.697            121
                                                                                  2016   2.016       2.290            121
                                                                                  2015   2.132       2.016            121
                                                                                  2014   1.899       2.132            121
                                                                                  2013   1.526       1.899            180
                                                                                  2012   1.353       1.526            292
                                                                                  2011   1.269       1.353        405,804
                                                                                  2010   1.144       1.269        662,227
                                                                                  2009   0.942       1.144        621,507
                                                                                  2008   1.467       0.942      1,056,578
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2017   3.416       4.245             30
                                                                                  2016   3.219       3.416             30
                                                                                  2015   2.968       3.219             30
                                                                                  2014   2.635       2.968             30
                                                                                  2013   1.934       2.635             30
                                                                                  2012   1.627       1.934          2,250
                                                                                  2011   1.657       1.627        333,536
                                                                                  2010   1.527       1.657        662,287
                                                                                  2009   1.085       1.527        759,254
                                                                                  2008   1.752       1.085      1,245,864
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   2.821       3.201            174
                                                                                  2016   2.527       2.821            174
                                                                                  2015   2.633       2.527            174
                                                                                  2014   2.385       2.633            174
                                                                                  2013   1.824       2.385            174
                                                                                  2012   1.584       1.824          5,427
                                                                                  2011   1.528       1.584        363,040
                                                                                  2010   1.413       1.528        850,498
                                                                                  2009   1.148       1.413      1,158,869
                                                                                  2008   1.805       1.148      1,391,111
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........ 2017   2.491       3.059             --
                                                                                  2016   2.383       2.491             --
                                                                                  2015   2.522       2.383             --
                                                                                  2014   2.452       2.522             --
                                                                                  2013   1.688       2.452          1,986
                                                                                  2012   1.430       1.688          4,338
                                                                                  2011   1.428       1.430        195,286
                                                                                  2010   1.154       1.428        407,878
                                                                                  2009   0.818       1.154        534,450
                                                                                  2008   1.397       0.818        595,684
 LMPVET Equity Index Subaccount (Class II) (5/04)................................ 2009   0.814       0.793             --
                                                                                  2008   1.317       0.814      3,252,962

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2017   1.004       1.004             --
                                                                                         2016   1.004       1.004             --
                                                                                         2015   1.004       1.004             --
                                                                                         2014   1.004       1.004             --
                                                                                         2013   1.004       1.004             --
                                                                                         2012   1.004       1.004             --
                                                                                         2011   1.015       1.004             --
                                                                                         2010   0.941       1.015        420,282
                                                                                         2009   0.811       0.941        413,773
                                                                                         2008   1.041       0.811        328,180
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.505       1.537             --
                                                                                         2010   1.366       1.505        282,086
                                                                                         2009   1.158       1.366        310,109
                                                                                         2008   1.357       1.158        334,030
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2017   2.548       2.735             --
                                                                                         2016   2.231       2.548             --
                                                                                         2015   2.398       2.231             --
                                                                                         2014   2.455       2.398             --
                                                                                         2013   2.338       2.455             --
                                                                                         2012   2.000       2.338          3,179
                                                                                         2011   1.990       2.000        308,755
                                                                                         2010   1.752       1.990        650,316
                                                                                         2009   1.140       1.752        616,959
                                                                                         2008   1.668       1.140        619,008
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.229       1.224             --
                                                                                         2009   1.241       1.229     12,762,892
                                                                                         2008   1.224       1.241     16,985,237
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........................ 2009   1.412       1.461             --
                                                                                         2008   1.364       1.412      3,413,204
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........................... 2017   1.809       2.087             --
                                                                                         2016   1.724       1.809             --
                                                                                         2015   1.775       1.724             --
                                                                                         2014   1.643       1.775             --
                                                                                         2013   1.401       1.643             --
                                                                                         2012   1.281       1.401            112
                                                                                         2011   1.297       1.281        172,264
                                                                                         2010   1.170       1.297        250,443
                                                                                         2009   0.964       1.170        398,753
                                                                                         2008   1.304       0.964        657,760
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................................... 2009   1.050       1.020             --
                                                                                         2008   1.655       1.050        605,115





                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.887       0.847            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2017   2.320       3.011       569,911
                                                                       2016   2.336       2.320       693,084
                                                                       2015   2.213       2.336       957,450
                                                                       2014   2.192       2.213     1,476,405
                                                                       2013   1.719       2.192     2,166,690
                                                                       2012   1.421       1.719     2,662,265
                                                                       2011   1.580       1.421     4,633,360
                                                                       2010   1.432       1.580     6,581,997
                                                                       2009   1.020       1.432     7,233,676
                                                                       2008   1.677       1.020     7,223,731

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (5/04)................................. 2017   2.313       2.929      1,016,595
                                                                                    2016   2.140       2.313      1,297,675
                                                                                    2015   2.029       2.140      1,631,034
                                                                                    2014   1.894       2.029      2,277,286
                                                                                    2013   1.475       1.894      3,133,258
                                                                                    2012   1.268       1.475      3,869,231
                                                                                    2011   1.342       1.268      7,135,632
                                                                                    2010   1.145       1.342     11,476,422
                                                                                    2009   0.832       1.145     13,545,511
                                                                                    2008   1.505       0.832     13,051,970
 American Funds Growth-Income Subaccount (Class 2) (5/04).......................... 2017   2.071       2.501      1,070,358
                                                                                    2016   1.881       2.071      1,294,259
                                                                                    2015   1.878       1.881      1,399,537
                                                                                    2014   1.720       1.878      1,921,984
                                                                                    2013   1.305       1.720      2,640,902
                                                                                    2012   1.126       1.305      2,935,993
                                                                                    2011   1.162       1.126      4,705,041
                                                                                    2010   1.056       1.162      7,285,383
                                                                                    2009   0.815       1.056      7,547,697
                                                                                    2008   1.329       0.815      7,772,558
Brighthouse Funds Trust I
 BFHT I Oppenheimer Global Equity Subaccount (Class E) (5/11)...................... 2013   2.338       2.485             --
                                                                                    2012   1.936       2.338      3,179,438
                                                                                    2011   2.348       1.936      5,573,159
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)...................... 2008   2.602       2.510             --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................ 2017   2.946       3.146        122,588
                                                                                    2016   2.609       2.946        147,278
                                                                                    2015   2.743       2.609        157,691
                                                                                    2014   2.685       2.743        478,324
                                                                                    2013   2.475       2.685        624,970
                                                                                    2012   2.145       2.475        756,588
                                                                                    2011   2.117       2.145      1,007,187
                                                                                    2010   1.845       2.117      1,581,266
                                                                                    2009   1.269       1.845      1,880,434
                                                                                    2008   1.694       1.269      1,631,276
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................ 2017   1.388       1.684      1,036,168
                                                                                    2016   1.290       1.388      1,247,512
                                                                                    2015   1.334       1.290      1,352,276
                                                                                    2014   1.286       1.334      1,677,550
                                                                                    2013   1.006       1.286      2,321,706
                                                                                    2012   0.873       1.006      2,897,181
                                                                                    2011   1.019       0.873      4,319,390
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06).................... 2017   2.911       3.210        399,547
                                                                                    2016   2.247       2.911        568,780
                                                                                    2015   2.406       2.247        891,702
                                                                                    2014   2.397       2.406      1,319,905
                                                                                    2013   1.833       2.397      1,702,219
                                                                                    2012   1.574       1.833      2,209,731
                                                                                    2011   1.752       1.574      3,770,904
                                                                                    2010   1.481       1.752      5,509,443
                                                                                    2009   1.186       1.481      6,406,176
                                                                                    2008   1.712       1.186      7,570,132
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.761       0.724             10
                                                                                    2008   1.344       0.761     11,542,998
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2017   1.741       2.095        143,425
                                                                                    2016   1.628       1.741        259,888
                                                                                    2015   1.579       1.628        303,262
                                                                                    2014   1.408       1.579        287,724
                                                                                    2013   1.063       1.408        499,545
                                                                                    2012   0.949       1.063        711,965
                                                                                    2011   0.959       0.949        835,598
                                                                                    2010   0.863       0.959      1,709,339
                                                                                    2009   0.734       0.863      2,207,860
                                                                                    2008   1.186       0.734      2,289,294
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2017   1.184       1.297        463,542

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.186       1.184        606,309
                                                                           2015   1.216       1.186        953,953
                                                                           2014   1.084       1.216      1,520,393
                                                                           2013   1.058       1.084      1,936,256
                                                                           2012   0.849       1.058      2,393,068
                                                                           2011   0.908       0.849      3,803,428
                                                                           2010   0.791       0.908      5,336,585
                                                                           2009   0.593       0.791      5,709,423
                                                                           2008   1.028       0.593      6,234,647
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   3.819       3.981             --
                                                                           2013   2.996       3.819      3,957,013
                                                                           2012   2.472       2.996      5,355,311
                                                                           2011   2.702       2.472      8,570,438
                                                                           2010   2.495       2.702     13,454,878
                                                                           2009   1.765       2.495     16,196,897
                                                                           2008   3.076       1.765     19,448,828
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2017   4.319       5.061      2,081,689
                                                                           2016   4.249       4.319      2,568,735
                                                                           2015   4.475       4.249      2,871,611
                                                                           2014   3.969       4.475      3,516,432
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........... 2017   2.241       2.893        607,203
                                                                           2016   2.094       2.241        771,973
                                                                           2015   2.217       2.094        956,228
                                                                           2014   2.377       2.217      1,218,441
                                                                           2013   1.841       2.377      1,559,038
                                                                           2012   1.441       1.841      1,959,005
                                                                           2011   1.697       1.441      3,624,797
                                                                           2010   1.473       1.697      6,288,870
                                                                           2009   0.960       1.473      7,629,665
                                                                           2008   1.641       0.960      8,963,488
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................... 2017   2.620       3.052        105,356
                                                                           2016   2.263       2.620        184,104
                                                                           2015   2.438       2.263        222,385
                                                                           2014   2.260       2.438        313,134
                                                                           2013   1.691       2.260        299,795
                                                                           2012   1.445       1.691        491,621
                                                                           2011   1.486       1.445        887,062
                                                                           2010   1.310       1.486      1,835,375
                                                                           2009   1.048       1.310      1,987,813
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2017   1.890       1.890             --
                                                                           2016   1.833       1.890             --
                                                                           2015   1.892       1.833        186,633
                                                                           2014   1.824       1.892        182,278
                                                                           2013   1.708       1.824        284,445
                                                                           2012   1.529       1.708        376,922
                                                                           2011   1.477       1.529        725,588
                                                                           2010   1.322       1.477      1,229,116
                                                                           2009   0.977       1.322      1,850,341
                                                                           2008   1.213       0.977      1,591,966
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.552       2.768             --
                                                                           2012   2.448       2.552        689,634
                                                                           2011   2.614       2.448      1,472,819
                                                                           2010   2.149       2.614      1,924,745
                                                                           2009   1.587       2.149      2,052,042
                                                                           2008   2.505       1.587      2,394,589
 BHFTI Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2017   1.195       1.615      3,400,194
                                                                           2016   1.207       1.195      3,914,760
                                                                           2015   1.175       1.207      4,664,861
                                                                           2014   1.165       1.175      5,692,328
                                                                           2013   1.015       1.165      6,757,419
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................... 2017   1.895       1.954        919,456

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.871       1.895      1,155,063
                                                                          2015   1.895       1.871      1,852,917
                                                                          2014   1.843       1.895      2,264,639
                                                                          2013   1.903       1.843      2,866,776
                                                                          2012   1.765       1.903      4,238,065
                                                                          2011   1.733       1.765      6,434,557
                                                                          2010   1.623       1.733      9,909,314
                                                                          2009   1.453       1.623     11,426,387
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.272       2.272             --
                                                                          2016   2.257       2.272             --
                                                                          2015   2.285       2.257            957
                                                                          2014   2.082       2.285          2,094
                                                                          2013   1.585       2.082          6,031
                                                                          2012   1.452       1.585         50,362
                                                                          2011   1.541       1.452        192,178
                                                                          2010   1.344       1.541        346,278
                                                                          2009   1.099       1.344        369,786
                                                                          2008   1.657       1.099        354,503
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   2.561       2.561             --
                                                                          2016   2.496       2.561             --
                                                                          2015   2.562       2.496        433,581
                                                                          2014   2.482       2.562        631,353
                                                                          2013   2.476       2.482        862,344
                                                                          2012   2.247       2.476      1,040,037
                                                                          2011   2.197       2.247      1,537,711
                                                                          2010   1.984       2.197      2,566,007
                                                                          2009   1.510       1.984      3,222,141
                                                                          2008   1.714       1.510      3,288,656
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2017   1.661       1.918      2,145,115
                                                                          2016   1.452       1.661      2,614,639
                                                                          2015   1.525       1.452      2,980,497
                                                                          2014   1.364       1.525      3,709,319
                                                                          2013   1.033       1.364      4,628,960
                                                                          2012   0.887       1.033      5,887,235
                                                                          2011   0.936       0.887     10,810,815
                                                                          2010   0.811       0.936     19,851,521
                                                                          2009   0.694       0.811     24,012,047
                                                                          2008   1.104       0.694     29,123,216
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.446       1.671        511,093
                                                                          2016   1.262       1.446        744,410
                                                                          2015   1.325       1.262      1,108,198
                                                                          2014   1.212       1.325      1,381,123
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2017   1.959       2.117        129,486
                                                                          2016   1.719       1.959        155,510
                                                                          2015   1.913       1.719        241,920
                                                                          2014   1.767       1.913        477,612
                                                                          2013   1.374       1.767        558,522
                                                                          2012   1.214       1.374        593,212
                                                                          2011   1.277       1.214      1,324,942
                                                                          2010   1.030       1.277      2,165,806
                                                                          2009   0.825       1.030      2,543,891
                                                                          2008   1.365       0.825      2,542,493
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................ 2017   1.936       1.989        437,345
                                                                          2016   1.902       1.936        650,900
                                                                          2015   1.915       1.902        554,729
                                                                          2014   1.812       1.915        761,675
                                                                          2013   1.850       1.812        879,988
                                                                          2012   1.743       1.850      1,519,095
                                                                          2011   1.657       1.743      2,500,569
                                                                          2010   1.549       1.657      3,555,138
                                                                          2009   1.434       1.549      4,443,106
                                                                          2008   1.504       1.434      4,637,374
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)....... 2017   2.293       3.032        976,507

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.321
                                                                                           2015   2.213
                                                                                           2014   2.058
                                                                                           2013   1.554
                                                                                           2012   1.376
                                                                                           2011   1.531
                                                                                           2010   1.295
                                                                                           2009   1.026
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....................... 2017   1.111
                                                                                           2016   1.123
                                                                                           2015   1.138
                                                                                           2014   1.152
                                                                                           2013   1.167
                                                                                           2012   1.183
                                                                                           2011   1.198
                                                                                           2010   1.209
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 2017   1.402
                                                                                           2016   1.359
                                                                                           2015   1.385
                                                                                           2014   1.343
                                                                                           2013   1.305
                                                                                           2012   1.211
                                                                                           2011   1.188
                                                                                           2010   1.093
                                                                                           2009   0.919
                                                                                           2008   1.088
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2017   1.437
                                                                                           2016   1.372
                                                                                           2015   1.405
                                                                                           2014   1.357
                                                                                           2013   1.239
                                                                                           2012   1.126
                                                                                           2011   1.129
                                                                                           2010   1.026
                                                                                           2009   0.840
                                                                                           2008   1.086
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2017   1.446
                                                                                           2016   1.367
                                                                                           2015   1.403
                                                                                           2014   1.353
                                                                                           2013   1.162
                                                                                           2012   1.039
                                                                                           2011   1.068
                                                                                           2010   0.956
                                                                                           2009   0.765
                                                                                           2008   1.086
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2017   1.433
                                                                                           2016   1.343
                                                                                           2015   1.384
                                                                                           2014   1.332
                                                                                           2013   1.086
                                                                                           2012   0.953
                                                                                           2011   1.004
                                                                                           2010   0.886
                                                                                           2009   0.696
                                                                                           2008   1.086
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.788
                                                                                           2016   1.688
                                                                                           2015   1.670
                                                                                           2014   1.529
                                                                                           2013   1.158
                                                                                           2012   1.040
                                                                                           2011   1.098
                                                                                           2010   0.993
                                                                                           2009   0.762
                                                                                           2008   1.232
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.956
                                                                                           2008   1.756



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.293      1,294,285
                                                                                           2.321      1,397,566
                                                                                           2.213      1,874,273
                                                                                           2.058      2,319,449
                                                                                           1.554      3,437,350
                                                                                           1.376      7,570,122
                                                                                           1.531     13,491,637
                                                                                           1.295     17,493,502
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....................... 1.104      2,675,277
                                                                                           1.111      2,828,626
                                                                                           1.123      3,646,113
                                                                                           1.138      4,882,100
                                                                                           1.152      6,791,316
                                                                                           1.167      9,383,762
                                                                                           1.183     21,398,194
                                                                                           1.198     33,699,027
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 1.480      1,016,864
                                                                                           1.402      1,249,224
                                                                                           1.359      1,297,208
                                                                                           1.385      1,807,618
                                                                                           1.343      2,183,656
                                                                                           1.305      3,205,012
                                                                                           1.211      2,990,464
                                                                                           1.188      3,678,320
                                                                                           1.093      3,051,789
                                                                                           0.919      2,133,622
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.569        194,838
                                                                                           1.437        319,530
                                                                                           1.372        518,439
                                                                                           1.405        745,697
                                                                                           1.357      1,793,497
                                                                                           1.239      2,347,220
                                                                                           1.126      2,667,434
                                                                                           1.129      2,874,192
                                                                                           1.026      2,872,537
                                                                                           0.840      2,776,858
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.637      9,443,960
                                                                                           1.446     10,038,386
                                                                                           1.367     11,355,917
                                                                                           1.403     12,683,966
                                                                                           1.353     16,001,032
                                                                                           1.162     15,254,988
                                                                                           1.039     15,109,022
                                                                                           1.068     17,557,990
                                                                                           0.956     15,625,705
                                                                                           0.765     15,069,930
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.686      5,199,987
                                                                                           1.433      7,097,299
                                                                                           1.343      7,132,722
                                                                                           1.384      8,502,340
                                                                                           1.332     10,628,301
                                                                                           1.086     10,579,837
                                                                                           0.953     11,809,727
                                                                                           1.004     13,650,455
                                                                                           0.886     13,663,307
                                                                                           0.696     11,733,669
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.102        346,227
                                                                                           1.788        551,545
                                                                                           1.688        508,349
                                                                                           1.670        806,869
                                                                                           1.529      1,172,881
                                                                                           1.158      1,562,294
                                                                                           1.040      3,626,884
                                                                                           1.098      5,368,233
                                                                                           0.993      6,327,133
                                                                                           0.762      7,242,930
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.999             10
                                                                                           0.956     12,999,765

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)........................... 2013   1.835       2.022             --
                                                                                2012   1.607       1.835      2,071,583
                                                                                2011   1.737       1.607      2,765,167
                                                                                2010   1.537       1.737      4,791,217
                                                                                2009   1.280       1.537      5,467,523
                                                                                2008   2.126       1.280      5,877,625
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).................... 2017   1.049       1.296      2,101,031
                                                                                2016   1.010       1.049      2,240,899
                                                                                2015   0.995       1.010      2,529,362
                                                                                2014   0.908       0.995      3,123,390
                                                                                2013   0.693       0.908      3,533,163
                                                                                2012   0.634       0.693      4,539,462
                                                                                2011   0.663       0.634      8,084,131
                                                                                2010   0.583       0.663     12,172,827
                                                                                2009   0.396       0.583     13,770,208
                                                                                2008   0.739       0.396     17,292,919
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................ 2017   1.500       2.028          2,118
                                                                                2016   1.521       1.500          2,118
                                                                                2015   1.394       1.521          2,179
                                                                                2014   1.299       1.394          2,179
                                                                                2013   0.962       1.299          2,748
                                                                                2012   0.844       0.962          8,232
                                                                                2011   0.853       0.844        966,333
                                                                                2010   0.776       0.853      1,064,480
                                                                                2009   0.564       0.776      1,311,531
                                                                                2008   0.849       0.564      1,204,437
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07).............. 2017   1.725       1.758            184
                                                                                2016   1.707       1.725            184
                                                                                2015   1.725       1.707          8,300
                                                                                2014   1.652       1.725          8,300
                                                                                2013   1.713       1.652          8,585
                                                                                2012   1.671       1.713          9,385
                                                                                2011   1.574       1.671        732,436
                                                                                2010   1.504       1.574      1,671,021
                                                                                2009   1.449       1.504      2,585,296
                                                                                2008   1.385       1.449      2,900,857
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06).............. 2011   0.942       1.022             --
                                                                                2010   0.825       0.942      4,893,604
                                                                                2009   0.636       0.825      5,061,384
                                                                                2008   1.081       0.636      5,537,308
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2017   1.030       1.270         15,333
                                                                                2016   1.030       1.030         15,333
                                                                                2015   1.055       1.030         15,333
                                                                                2014   1.137       1.055         15,737
                                                                                2013   0.945       1.137         17,662
                                                                                2012   0.809       0.945         21,966
                                                                                2011   0.937       0.809        717,239
                                                                                2010   0.877       0.937      2,118,667
                                                                                2009   0.691       0.877      2,905,850
                                                                                2008   1.208       0.691      2,942,702
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017   2.361       2.672             30
                                                                                2016   1.972       2.361             30
                                                                                2015   2.087       1.972          1,319
                                                                                2014   2.013       2.087          1,319
                                                                                2013   1.472       2.013          2,111
                                                                                2012   1.282       1.472          6,447
                                                                                2011   1.354       1.282        898,070
                                                                                2010   1.081       1.354      2,089,324
                                                                                2009   0.869       1.081      2,423,303
                                                                                2008   1.324       0.869      2,747,838
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)....................... 2017   1.935       2.321      2,131,088

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.755
                                                                                           2015   1.757
                                                                                           2014   1.571
                                                                                           2013   1.205
                                                                                           2012   1.055
                                                                                           2011   1.049
                                                                                           2010   0.926
                                                                                           2009   0.743
                                                                                           2008   1.197
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2017   3.198
                                                                                           2016   2.973
                                                                                           2015   3.023
                                                                                           2014   2.825
                                                                                           2013   2.410
                                                                                           2012   2.192
                                                                                           2011   2.173
                                                                                           2010   2.004
                                                                                           2009   1.715
                                                                                           2008   2.236
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2017   2.452
                                                                                           2016   2.171
                                                                                           2015   2.203
                                                                                           2014   2.014
                                                                                           2013   1.503
                                                                                           2012   1.306
                                                                                           2011   1.312
                                                                                           2010   1.193
                                                                                           2009   1.000
                                                                                           2008   1.501
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2017   4.005
                                                                                           2016   3.418
                                                                                           2015   3.443
                                                                                           2014   3.488
                                                                                           2013   2.787
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2017   1.972
                                                                                           2016   1.968
                                                                                           2015   1.804
                                                                                           2014   1.679
                                                                                           2013   1.226
                                                                                           2012   1.047
                                                                                           2011   1.075
                                                                                           2010   0.933
                                                                                           2009   0.661
                                                                                           2008   1.154
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2017   2.698
                                                                                           2016   2.452
                                                                                           2015   2.424
                                                                                           2014   2.303
                                                                                           2013   1.618
                                                                                           2012   1.415
                                                                                           2011   1.413
                                                                                           2010   1.063
                                                                                           2009   0.777
                                                                                           2008   1.179
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 2017   1.747
   .
                                                                                           2016   1.694
                                                                                           2015   1.751
                                                                                           2014   1.685
                                                                                           2013   1.693
                                                                                           2012   1.541
                                                                                           2011   1.520
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2017   1.259



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.935      2,705,551
                                                                                           1.755      3,008,661
                                                                                           1.757      3,593,405
                                                                                           1.571      4,028,904
                                                                                           1.205      5,708,323
                                                                                           1.055      9,016,727
                                                                                           1.049     14,424,993
                                                                                           0.926      8,207,661
                                                                                           0.743      2,598,146
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 3.543      1,319,708
                                                                                           3.198      1,663,578
                                                                                           2.973      2,008,207
                                                                                           3.023      2,636,980
                                                                                           2.825      3,145,105
                                                                                           2.410      3,997,834
                                                                                           2.192      6,398,691
                                                                                           2.173     10,017,498
                                                                                           2.004     11,933,566
                                                                                           1.715     14,963,634
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2.856      1,119,535
                                                                                           2.452      1,348,226
                                                                                           2.171      1,539,555
                                                                                           2.203      1,926,644
                                                                                           2.014      2,605,214
                                                                                           1.503      1,144,577
                                                                                           1.306      2,112,750
                                                                                           1.312      3,278,631
                                                                                           1.193      3,622,554
                                                                                           1.000      3,456,678
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 4.576        103,796
                                                                                           4.005        130,373
                                                                                           3.418        183,987
                                                                                           3.443        246,379
                                                                                           3.488        398,184
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2.598        614,636
                                                                                           1.972        833,306
                                                                                           1.968      1,135,112
                                                                                           1.804      1,311,688
                                                                                           1.679      1,702,634
                                                                                           1.226      1,940,003
                                                                                           1.047      2,542,898
                                                                                           1.075      3,295,036
                                                                                           0.933      3,778,580
                                                                                           0.661      3,936,973
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.264        867,857
                                                                                           2.698      1,262,308
                                                                                           2.452      1,520,913
                                                                                           2.424      1,840,262
                                                                                           2.303      2,270,869
                                                                                           1.618      3,022,901
                                                                                           1.415      5,375,658
                                                                                           1.413      7,816,583
                                                                                           1.063      8,473,760
                                                                                           0.777      9,639,789
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11). 1.747             --
   .
                                                                                           1.747             --
                                                                                           1.694          1,450
                                                                                           1.751          1,450
                                                                                           1.685          1,917
                                                                                           1.693         15,269
                                                                                           1.541        367,858
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 1.268        623,242

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2016   1.257       1.259     1,059,850
                                                                             2015   1.264       1.257     1,269,430
                                                                             2014   1.244       1.264     1,575,440
                                                                             2013   1.268       1.244     2,135,006
                                                                             2012   1.241       1.268     2,705,000
                                                                             2011   1.190       1.241     4,375,374
                                                                             2010   1.137       1.190     6,050,925
                                                                             2009   1.103       1.137     6,823,795
                                                                             2008   1.119       1.103     7,512,059
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.291       1.237            31
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.245       1.177            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2017   2.536       3.044       559,652
                                                                             2016   2.385       2.536       688,330
                                                                             2015   2.406       2.385     1,165,772
                                                                             2014   2.183       2.406     1,793,128
                                                                             2013   1.689       2.183     2,309,588
                                                                             2012   1.473       1.689     2,967,387
                                                                             2011   1.535       1.473     5,164,998
                                                                             2010   1.330       1.535     7,733,255
                                                                             2009   0.995       1.330     9,265,313
                                                                             2008   1.758       0.995     9,902,998
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2017   3.531       4.201       592,162
                                                                             2016   3.196       3.531       700,945
                                                                             2015   3.291       3.196       862,415
                                                                             2014   3.145       3.291     1,250,029
                                                                             2013   2.345       3.145     1,829,790
                                                                             2012   2.074       2.345     2,647,200
                                                                             2011   2.356       2.074     4,581,677
                                                                             2010   1.857       2.356     7,667,248
                                                                             2009   1.346       1.857     9,000,472
                                                                             2008   2.258       1.346     9,951,621
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2017   1.768       2.119       133,923
                                                                             2016   1.720       1.768       164,729
                                                                             2015   1.790       1.720       248,145
                                                                             2014   1.687       1.790       304,833
                                                                             2013   1.237       1.687       514,004
                                                                             2012   1.131       1.237       853,470
                                                                             2011   1.204       1.131     1,395,992
                                                                             2010   0.955       1.204     1,969,799
                                                                             2009   0.674       0.955     2,258,515
                                                                             2008   1.188       0.674     2,275,901
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2017   2.512       3.482       137,273
                                                                             2016   2.167       2.512       161,036
                                                                             2015   2.731       2.167       209,030
                                                                             2014   3.020       2.731       394,570
                                                                             2013   3.088       3.020       611,501
                                                                             2012   2.765       3.088       857,464
                                                                             2011   3.328       2.765     1,689,050
                                                                             2010   2.868       3.328     3,010,383
                                                                             2009   1.683       2.868     3,541,673
                                                                             2008   3.606       1.683     3,437,310
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2017   1.561       1.798       299,198
                                                                             2016   1.476       1.561       344,068
                                                                             2015   1.599       1.476       427,065
                                                                             2014   1.823       1.599       563,754
                                                                             2013   1.502       1.823       686,703
                                                                             2012   1.287       1.502     1,211,761
                                                                             2011   1.459       1.287     2,393,096
                                                                             2010   1.363       1.459     3,982,079
                                                                             2009   1.008       1.363     4,815,991
                                                                             2008   1.712       1.008     5,208,729
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/00).............. 2017   1.205       1.511     1,744,885

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   1.089       1.205      1,938,126
                                                                                  2015   1.063       1.089      2,214,272
                                                                                  2014   0.959       1.063      3,402,471
                                                                                  2013   0.736       0.959      3,680,523
                                                                                  2012   0.637       0.736      4,760,174
                                                                                  2011   0.657       0.637      7,464,584
                                                                                  2010   0.530       0.657     12,963,279
                                                                                  2009   0.372       0.530     13,437,706
                                                                                  2008   0.671       0.372     16,060,416
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2017   2.775       3.028          3,690
                                                                                  2016   2.260       2.775          3,690
                                                                                  2015   2.537       2.260          7,825
                                                                                  2014   2.527       2.537          7,860
                                                                                  2013   1.907       2.527          9,692
                                                                                  2012   1.676       1.907         31,291
                                                                                  2011   1.828       1.676        535,368
                                                                                  2010   1.482       1.828      1,070,940
                                                                                  2009   1.130       1.482      1,345,432
                                                                                  2008   1.787       1.130      1,502,662
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2017   2.548       2.696        521,579
                                                                                  2016   2.391       2.548        511,492
                                                                                  2015   2.442       2.391        612,901
                                                                                  2014   2.287       2.442        697,082
                                                                                  2013   2.312       2.287        853,669
                                                                                  2012   2.047       2.312      1,027,467
                                                                                  2011   1.971       2.047      1,948,627
                                                                                  2010   1.791       1.971      4,033,414
                                                                                  2009   1.357       1.791      4,884,811
                                                                                  2008   1.786       1.357      5,402,814
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.094       2.346             --
                                                                                  2010   1.973       2.094      9,096,637
                                                                                  2009   1.528       1.973     12,052,664
                                                                                  2008   2.739       1.528     14,110,046
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2017   2.110       2.423        418,898
                                                                                  2016   2.113       2.110        667,400
                                                                                  2015   2.178       2.113        966,025
                                                                                  2014   1.833       2.178      1,351,357
                                                                                  2013   1.256       1.833      1,771,099
                                                                                  2012   1.072       1.256      2,204,937
                                                                                  2011   1.060       1.072      8,897,041
                                                                                  2010   0.859       1.060     20,678,263
                                                                                  2009   0.647       0.859     26,443,516
                                                                                  2008   1.099       0.647     31,284,102
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.203       1.210             --
                                                                                  2013   0.922       1.203      1,748,257
                                                                                  2012   0.812       0.922      2,047,811
                                                                                  2011   0.877       0.812      3,884,818
                                                                                  2010   0.762       0.877      5,865,471
                                                                                  2009   0.597       0.762      6,950,854
                                                                                  2008   0.953       0.597      8,042,453
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2017   2.566       3.028      1,056,842
                                                                                  2016   2.368       2.566      1,256,670
                                                                                  2015   2.361       2.368      1,339,316
                                                                                  2014   2.155       2.361      1,585,680
                                                                                  2013   1.679       2.155      1,852,830
                                                                                  2012   1.467       1.679      2,263,684
                                                                                  2011   1.449       1.467      4,459,451
                                                                                  2010   1.303       1.449      6,789,393
                                                                                  2009   1.081       1.303      8,447,866
                                                                                  2008   1.550       1.081     10,790,656
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.247       2.644        285,052

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2016   1.980       2.247       304,207
                                                                                         2015   2.096       1.980       367,738
                                                                                         2014   1.869       2.096       440,684
                                                                                         2013   1.504       1.869       496,877
                                                                                         2012   1.334       1.504       622,756
                                                                                         2011   1.252       1.334     1,566,940
                                                                                         2010   1.130       1.252     2,876,435
                                                                                         2009   0.932       1.130     3,588,547
                                                                                         2008   1.452       0.932     4,591,099
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2017   3.352       4.162       175,071
                                                                                         2016   3.162       3.352       218,652
                                                                                         2015   2.918       3.162       285,168
                                                                                         2014   2.593       2.918       321,680
                                                                                         2013   1.906       2.593       443,350
                                                                                         2012   1.604       1.906       741,953
                                                                                         2011   1.636       1.604     1,499,097
                                                                                         2010   1.509       1.636     2,460,724
                                                                                         2009   1.074       1.509     2,869,982
                                                                                         2008   1.735       1.074     3,549,913
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2017   2.769       3.139       126,312
                                                                                         2016   2.482       2.769       183,819
                                                                                         2015   2.589       2.482       342,980
                                                                                         2014   2.348       2.589       408,652
                                                                                         2013   1.797       2.348       577,601
                                                                                         2012   1.563       1.797       979,595
                                                                                         2011   1.509       1.563     2,060,472
                                                                                         2010   1.396       1.509     3,965,082
                                                                                         2009   1.136       1.396     5,243,621
                                                                                         2008   1.788       1.136     6,626,008
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2017   2.452       3.008       162,334
                                                                                         2016   2.348       2.452       192,923
                                                                                         2015   2.488       2.348       335,834
                                                                                         2014   2.421       2.488       374,181
                                                                                         2013   1.668       2.421       439,884
                                                                                         2012   1.415       1.668       573,052
                                                                                         2011   1.414       1.415       949,874
                                                                                         2010   1.144       1.414     1,356,167
                                                                                         2009   0.812       1.144     1,867,734
                                                                                         2008   1.388       0.812     1,990,008
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.810       0.789            25
                                                                                         2008   1.312       0.810     8,979,331
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2017   0.997       0.997            --
                                                                                         2016   0.997       0.997            --
                                                                                         2015   0.997       0.997            --
                                                                                         2014   0.997       0.997            --
                                                                                         2013   0.997       0.997            --
                                                                                         2012   0.997       0.997            --
                                                                                         2011   1.008       0.997            --
                                                                                         2010   0.935       1.008       855,056
                                                                                         2009   0.807       0.935       582,646
                                                                                         2008   1.037       0.807       324,976
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.485       1.516            --
                                                                                         2010   1.349       1.485       741,254
                                                                                         2009   1.145       1.349       949,037
                                                                                         2008   1.343       1.145     1,125,649
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2017   2.499       2.680       216,328
                                                                                         2016   2.190       2.499       242,260
                                                                                         2015   2.356       2.190       275,841
                                                                                         2014   2.415       2.356       338,987
                                                                                         2013   2.302       2.415       420,993
                                                                                         2012   1.971       2.302       865,669
                                                                                         2011   1.963       1.971     1,518,947
                                                                                         2010   1.731       1.963     2,092,112
                                                                                         2009   1.127       1.731     2,325,267
                                                                                         2008   1.651       1.127     2,549,809
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.214       1.209            --

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT      UNIT       NUMBER OF
                                                                                   VALUE      VALUE        UNITS
                                                                                     AT        AT       OUTSTANDING
                                                                                 BEGINNING   END OF         AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR      END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ----------------
                                                                         2009   1.227       1.214       44,192,985
                                                                         2008   1.212       1.227       55,466,313
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.401       1.449               8
                                                                         2008   1.355       1.401       10,784,531
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2017   1.786       2.059          17,808
                                                                         2016   1.704       1.786          32,803
                                                                         2015   1.756       1.704          43,954
                                                                         2014   1.627       1.756         149,260
                                                                         2013   1.389       1.627         207,538
                                                                         2012   1.271       1.389         275,590
                                                                         2011   1.288       1.271         645,319
                                                                         2010   1.163       1.288       1,146,284
                                                                         2009   0.959       1.163       1,422,817
                                                                         2008   1.300       0.959       2,055,437
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)..................... 2009   1.044       1.014                (2)
                                                                         2008   1.648       1.044       2,073,591



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. - Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. - Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class B was exchanged for Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class A and is

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account QPN for Variable Annuities and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account QPN for Variable Annuities (formerly MetLife of CT Separate Account QPN for Variable Annuities) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                                                 BHFTI AMERICAN
                                               AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS        FUNDS BALANCED
                                                GLOBAL GROWTH            GROWTH             GROWTH-INCOME          ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............   $         5,104,066   $         7,479,946   $         5,858,734   $         1,755,047
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................             5,104,066             7,479,946             5,858,734             1,755,047
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    64                    84                    57                    44
   Due to Brighthouse Life Insurance
     Company..............................                    47                    63                    63                    30
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                   111                   147                   120                    74
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $         5,103,955   $         7,479,799   $         5,858,614   $         1,754,973
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         5,103,955   $         7,479,799   $         5,858,614   $         1,754,973
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                           BHFTI AMERICAN        BHFTI AMERICAN
                                            FUNDS GROWTH         FUNDS MODERATE        BHFTI BLACKROCK     BHFTI BRIGHTHOUSE
                                             ALLOCATION            ALLOCATION            HIGH YIELD      ASSET ALLOCATION 100
                                             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                         -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value...........  $         5,388,621  $            548,640  $         1,372,062  $          3,494,697
                                         -------------------  --------------------  -------------------  --------------------
        Total Assets...................            5,388,621               548,640            1,372,062             3,494,697
                                         -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   65                    71                   51                     7
   Due to Brighthouse Life Insurance
     Company...........................                   34                    27                   37                    29
                                         -------------------  --------------------  -------------------  --------------------
        Total Liabilities..............                   99                    98                   88                    36
                                         -------------------  --------------------  -------------------  --------------------

NET ASSETS.............................  $         5,388,522  $            548,542  $         1,371,974  $          3,494,661
                                         ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         5,388,522  $            548,542  $         1,371,974  $          3,494,661
                                         ===================  ====================  ===================  ====================

                                                               BHFTI BRIGHTHOUSE/   BHFTI BRIGHTHOUSE/
                                          BHFTI BRIGHTHOUSE     ABERDEEN EMERGING    WELLINGTON LARGE        BHFTI CLARION
                                           SMALL CAP VALUE       MARKETS EQUITY        CAP RESEARCH       GLOBAL REAL ESTATE
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value...........  $         3,119,424  $            518,338  $           920,392  $          1,644,574
                                         -------------------  --------------------  -------------------  --------------------
        Total Assets...................            3,119,424               518,338              920,392             1,644,574
                                         -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   69                    72                   64                    59
   Due to Brighthouse Life Insurance
     Company...........................                   52                    38                   41                    41
                                         -------------------  --------------------  -------------------  --------------------
        Total Liabilities..............                  121                   110                  105                   100
                                         -------------------  --------------------  -------------------  --------------------

NET ASSETS.............................  $         3,119,303  $            518,228  $           920,287  $          1,644,474
                                         ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         3,119,303  $            518,228  $           920,287  $          1,644,474
                                         ===================  ====================  ===================  ====================

                                                                 BHFTI HARRIS
                                           BHFTI CLEARBRIDGE        OAKMARK
                                           AGGRESSIVE GROWTH     INTERNATIONAL
                                              SUBACCOUNT          SUBACCOUNT
                                         -------------------  -------------------
ASSETS:
   Investments at fair value...........  $        19,209,224  $         3,873,066
                                         -------------------  -------------------
        Total Assets...................           19,209,224            3,873,066
                                         -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   70                   76
   Due to Brighthouse Life Insurance
     Company...........................                   35                   66
                                         -------------------  -------------------
        Total Liabilities..............                  105                  142
                                         -------------------  -------------------

NET ASSETS.............................  $        19,209,119  $         3,872,924
                                         ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $        19,209,119  $         3,872,924
                                         ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                            BHFTI INVESCO        BHFTI INVESCO        BHFTI JPMORGAN     BHFTI MFS RESEARCH
                                              COMSTOCK         SMALL CAP GROWTH       SMALL CAP VALUE       INTERNATIONAL
                                             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value...........  $           836,855  $           561,265  $           836,008  $           416,464
                                         -------------------  -------------------  -------------------  --------------------
       Total Assets....................              836,855              561,265              836,008              416,464
                                         -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   50                   71                   59                   37
   Due to Brighthouse Life Insurance
     Company...........................                   45                   40                   43                   18
                                         -------------------  -------------------  -------------------  --------------------
       Total Liabilities...............                   95                  111                  102                   55
                                         -------------------  -------------------  -------------------  --------------------

NET ASSETS.............................  $           836,760  $           561,154  $           835,906  $           416,409
                                         ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $           836,760  $           561,154  $           835,906  $           416,409
                                         ===================  ===================  ===================  ====================

                                                                   BHFTI PIMCO
                                           BHFTI OPPENHEIMER        INFLATION           BHFTI PIMCO      BHFTI T. ROWE PRICE
                                             GLOBAL EQUITY       PROTECTED BOND        TOTAL RETURN        LARGE CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value...........  $        11,578,423  $           730,283  $          3,798,785  $        11,262,875
                                         -------------------  -------------------  --------------------  -------------------
       Total Assets....................           11,578,423              730,283             3,798,785           11,262,875
                                         -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees........................                   83                   52                    58                  194
   Due to Brighthouse Life Insurance
     Company...........................                   63                   20                    30                  121
                                         -------------------  -------------------  --------------------  -------------------
       Total Liabilities...............                  146                   72                    88                  315
                                         -------------------  -------------------  --------------------  -------------------

NET ASSETS.............................  $        11,578,277  $           730,211  $          3,798,697  $        11,262,560
                                         ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $        11,578,277  $           730,211  $          3,798,697  $        11,262,560
                                         ===================  ===================  ====================  ===================

                                            BHFTI VICTORY
                                              SYCAMORE          BHFTII BLACKROCK
                                            MID CAP VALUE          BOND INCOME
                                             SUBACCOUNT            SUBACCOUNT
                                         -------------------  -------------------
ASSETS:
   Investments at fair value...........  $         1,171,739  $         1,834,957
                                         -------------------  -------------------
       Total Assets....................            1,171,739            1,834,957
                                         -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   64                   51
   Due to Brighthouse Life Insurance
     Company...........................                   36                   40
                                         -------------------  -------------------
       Total Liabilities...............                  100                   91
                                         -------------------  -------------------

NET ASSETS.............................  $         1,171,639  $         1,834,866
                                         ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,171,639  $         1,834,866
                                         ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                 BHFTII BLACKROCK
                                           BHFTII BLACKROCK         ULTRA-SHORT       BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                         CAPITAL APPRECIATION        TERM BOND        ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          7,119,294  $         11,723,577  $          1,981,692  $          2,498,613
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................             7,119,294            11,723,577             1,981,692             2,498,613
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    28                    74                    40                    51
   Due to Brighthouse Life Insurance
     Company...........................                    46                    49                    26                    31
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                    74                   123                    66                    82
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $          7,119,220  $         11,723,454  $          1,981,626  $          2,498,531
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          7,119,220  $         11,723,454  $          1,981,626  $          2,498,531
                                         ====================  ====================  ====================  ====================

                                                                                                            BHFTII BRIGHTHOUSE/
                                          BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE/     WELLINGTON CORE
                                          ASSET ALLOCATION 60   ASSET ALLOCATION 80   WELLINGTON BALANCED  EQUITY OPPORTUNITIES
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $         19,991,733  $         14,607,811  $            826,899  $          2,191,020
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................            19,991,733            14,607,811               826,899             2,191,020
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    45                    62                    52                    47
   Due to Brighthouse Life Insurance
     Company...........................                    39                    53                    31                    55
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                    84                   115                    83                   102
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $         19,991,649  $         14,607,696  $            826,816  $          2,190,918
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         19,991,649  $         14,607,696  $            826,816  $          2,190,918
                                         ====================  ====================  ====================  ====================


                                            BHFTII FRONTIER       BHFTII JENNISON
                                            MID CAP GROWTH            GROWTH
                                              SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          4,501,087  $          1,919,900
                                         --------------------  --------------------
        Total Assets...................             4,501,087             1,919,900
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    56                    82
   Due to Brighthouse Life Insurance
     Company...........................                    46                    72
                                         --------------------  --------------------
        Total Liabilities..............                   102                   154
                                         --------------------  --------------------

NET ASSETS.............................  $          4,500,985  $          1,919,746
                                         ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          4,500,985  $          1,919,746
                                         ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                            BHFTII METLIFE
                                               AGGREGATE         BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE
                                              BOND INDEX         MSCI EAFE INDEX    RUSSELL 2000 INDEX        STOCK INDEX
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value...........  $            10,421  $             23,846  $            54,518  $        10,242,712
                                         -------------------  --------------------  -------------------  -------------------
       Total Assets....................               10,421                23,846               54,518           10,242,712
                                         -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   55                    37                   46                   61
   Due to Brighthouse Life Insurance
     Company...........................                   15                    18                   27                   68
                                         -------------------  --------------------  -------------------  -------------------
       Total Liabilities...............                   70                    55                   73                  129
                                         -------------------  --------------------  -------------------  -------------------

NET ASSETS.............................  $            10,351  $             23,791  $            54,445  $        10,242,583
                                         ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $            10,351  $             23,791  $            54,445  $        10,242,583
                                         ===================  ====================  ===================  ===================


                                              BHFTII MFS           BHFTII MFS           BHFTII MFS         BHFTII NEUBERGER
                                             TOTAL RETURN           VALUE II               VALUE            BERMAN GENESIS
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value...........  $         9,521,597  $            418,886  $         6,741,793  $           948,486
                                         -------------------  --------------------  -------------------  -------------------
       Total Assets....................            9,521,597               418,886            6,741,793              948,486
                                         -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                  114                    41                   32                   64
   Due to Brighthouse Life Insurance
     Company...........................                   66                    32                   35                   44
                                         -------------------  --------------------  -------------------  -------------------
       Total Liabilities...............                  180                    73                   67                  108
                                         -------------------  --------------------  -------------------  -------------------

NET ASSETS.............................  $         9,521,417  $            418,813  $         6,741,726  $           948,378
                                         ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         9,521,417  $            418,813  $         6,741,726  $           948,378
                                         ===================  ====================  ===================  ===================


                                         BHFTII T. ROWE PRICE  BHFTII T. ROWE PRICE
                                           LARGE CAP GROWTH      SMALL CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          3,951,305   $         5,969,083
                                         --------------------  --------------------
       Total Assets....................             3,951,305             5,969,083
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    30                    91
   Due to Brighthouse Life Insurance
     Company...........................                    43                    54
                                         --------------------  --------------------
       Total Liabilities...............                    73                   145
                                         --------------------  --------------------

NET ASSETS.............................  $          3,951,232   $         5,968,938
                                         ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          3,951,232   $         5,968,938
                                         ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                           BHFTII WESTERN
                                          ASSET MANAGEMENT       BHFTII WESTERN
                                           STRATEGIC BOND       ASSET MANAGEMENT       FIDELITY VIP          FIDELITY VIP
                                            OPPORTUNITIES        U.S. GOVERNMENT        CONTRAFUND              MID CAP
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value...........  $         2,419,635  $          1,919,266  $         5,579,338  $          7,950,815
                                         -------------------  --------------------  -------------------  --------------------
       Total Assets....................            2,419,635             1,919,266            5,579,338             7,950,815
                                         -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   46                    50                   66                    89
   Due to Brighthouse Life Insurance
     Company...........................                   58                    25                   50                    51
                                         -------------------  --------------------  -------------------  --------------------
       Total Liabilities...............                  104                    75                  116                   140
                                         -------------------  --------------------  -------------------  --------------------

NET ASSETS.............................  $         2,419,531  $          1,919,191  $         5,579,222  $          7,950,675
                                         ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         2,419,531  $          1,919,191  $         5,579,222  $          7,950,675
                                         ===================  ====================  ===================  ====================


                                            FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                             SMALL-MID CAP         DEVELOPING         FTVIPT TEMPLETON       JANUS HENDERSON
                                              GROWTH VIP           MARKETS VIP           FOREIGN VIP           ENTERPRISE
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value...........  $            533,814  $         1,461,712  $          1,175,198  $         5,682,316
                                         --------------------  -------------------  --------------------  -------------------
       Total Assets....................               533,814            1,461,712             1,175,198            5,682,316
                                         --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees........................                    33                   85                    61                   50
   Due to Brighthouse Life Insurance
     Company...........................                    36                   73                    30                   66
                                         --------------------  -------------------  --------------------  -------------------
       Total Liabilities...............                    69                  158                    91                  116
                                         --------------------  -------------------  --------------------  -------------------

NET ASSETS.............................  $            533,745  $         1,461,554  $          1,175,107  $         5,682,200
                                         ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $            533,745  $         1,461,554  $          1,175,107  $         5,682,200
                                         ====================  ===================  ====================  ===================



                                           LMPET CLEARBRIDGE    LMPIT WESTERN ASSET
                                            SMALL CAP VALUE       CORPORATE BOND
                                              SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $             19,835  $         2,263,202
                                         --------------------  --------------------
       Total Assets....................                19,835            2,263,202
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    44                   73
   Due to Brighthouse Life Insurance
     Company...........................                    27                   35
                                         --------------------  --------------------
       Total Liabilities...............                    71                  108
                                         --------------------  --------------------

NET ASSETS.............................  $             19,764  $         2,263,094
                                         ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $             19,764  $         2,263,094
                                         ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017



                                                LMPVET                LMPVET                LMPVET                LMPVET
                                         CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                           AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........   $         2,655,752  $         6,687,146    $         1,555,741  $         1,016,189
                                         --------------------  --------------------  --------------------  --------------------
       Total Assets....................             2,655,752            6,687,146              1,555,741            1,016,189
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    95                   47                     38                   56
   Due to Brighthouse Life Insurance
     Company...........................                    43                   44                     47                   59
                                         --------------------  --------------------  --------------------  --------------------
       Total Liabilities...............                   138                   91                     85                  115
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................   $         2,655,614  $         6,687,055    $         1,555,656  $         1,016,074
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..   $         2,655,614  $         6,687,055    $         1,555,656  $         1,016,074
                                         ====================  ====================  ====================  ====================

                                                                                            LMPVIT
                                                LMPVET                LMPVET             WESTERN ASSET     TAP 1919 VARIABLE
                                         CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE     VARIABLE GLOBAL   SOCIALLY RESPONSIVE
                                            LARGE CAP VALUE      SMALL CAP GROWTH       HIGH YIELD BOND        BALANCED
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                         --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value...........  $         1,157,449    $         1,126,198  $         1,346,244  $         3,898,668
                                         --------------------  --------------------  -------------------  -------------------
       Total Assets....................            1,157,449              1,126,198            1,346,244            3,898,668
                                         --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   71                     93                   57                   18
   Due to Brighthouse Life Insurance
     Company...........................                   52                     52                   40                   38
                                         --------------------  --------------------  -------------------  -------------------
       Total Liabilities...............                  123                    145                   97                   56
                                         --------------------  --------------------  -------------------  -------------------

NET ASSETS.............................  $         1,157,326    $         1,126,053  $         1,346,147  $         3,898,612
                                         ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,157,326    $         1,126,053  $         1,346,147  $         3,898,612
                                         ====================  ====================  ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                BHFTI AMERICAN
                                                AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS       FUNDS BALANCED
                                                 GLOBAL GROWTH           GROWTH             GROWTH-INCOME         ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             35,900  $            60,282  $            90,211  $             27,047
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                65,597              124,515               81,043                23,591
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (29,697)             (64,233)                9,168                 3,456
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               175,675            1,197,829              461,272                90,851
      Realized gains (losses) on sale of
        investments........................               387,313            1,308,514              404,904                17,698
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               562,988            2,506,343              866,176               108,549
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               938,827              484,857              436,447               151,269
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,501,815            2,991,200            1,302,623               259,818
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,472,118  $         2,926,967  $         1,311,791  $            263,274
                                             ====================  ===================  ===================  ====================

                                                BHFTI AMERICAN       BHFTI AMERICAN
                                                 FUNDS GROWTH        FUNDS MODERATE        BHFTI BLACKROCK     BHFTI BRIGHTHOUSE
                                                  ALLOCATION           ALLOCATION            HIGH YIELD      ASSET ALLOCATION 100
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             70,725  $            36,383  $            96,736   $            42,928
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                55,000               21,007               19,531                44,828
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                15,725               15,376               77,205               (1,900)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               362,111               89,158                   --               190,880
      Realized gains (losses) on sale of
        investments........................                57,724               14,740             (18,462)               124,496
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               419,835              103,898             (18,462)               315,376
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               574,915               91,732               64,392               401,187
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               994,750              195,630               45,930               716,563
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,010,475  $           211,006  $           123,135   $           714,663
                                             ====================  ===================  ===================  ====================

                                                                   BHFTI BRIGHTHOUSE/
                                               BHFTI BRIGHTHOUSE    ABERDEEN EMERGING
                                                SMALL CAP VALUE      MARKETS EQUITY
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            34,738  $              8,012
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               44,088                 7,363
                                             -------------------  --------------------
           Net investment income (loss)....              (9,350)                   649
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              137,771                    --
      Realized gains (losses) on sale of
        investments........................               69,595                20,184
                                             -------------------  --------------------
           Net realized gains (losses).....              207,366                20,184
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              146,514               120,491
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              353,880               140,675
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           344,530  $            141,324
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                              BHFTI BRIGHTHOUSE/                                                 BHFTI HARRIS
                                               WELLINGTON LARGE       BHFTI CLARION      BHFTI CLEARBRIDGE          OAKMARK
                                                 CAP RESEARCH      GLOBAL REAL ESTATE    AGGRESSIVE GROWTH       INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             9,580  $             71,392  $           202,468  $            74,935
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               11,673                22,536              271,738               51,248
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              (2,093)                48,856             (69,270)               23,687
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               36,998                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................              118,702                 1,111            1,220,796               71,050
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              155,700                 1,111            1,220,796               71,050
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               34,452               121,473            2,290,651              966,852
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              190,152               122,584            3,511,447            1,037,902
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           188,059  $            171,440  $         3,442,177  $         1,061,589
                                             ===================  ====================  ===================  ===================


                                                BHFTI INVESCO         BHFTI INVESCO      BHFTI JPMORGAN      BHFTI MFS RESEARCH
                                                  COMSTOCK          SMALL CAP GROWTH     SMALL CAP VALUE        INTERNATIONAL
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            22,202  $                --  $            10,881  $             6,598
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               11,106                9,456                8,928                4,736
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               11,096              (9,456)                1,953                1,862
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               29,217               93,067               39,134                   --
      Realized gains (losses) on sale of
        investments........................               85,676             (15,460)                8,367                3,690
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              114,893               77,607               47,501                3,690
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                7,446              125,129             (28,178)               79,361
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              122,339              202,736               19,323               83,051
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           133,435  $           193,280  $            21,276  $            84,913
                                             ===================  ===================  ===================  ====================

                                                                        BHFTI PIMCO
                                               BHFTI OPPENHEIMER         INFLATION
                                                 GLOBAL EQUITY        PROTECTED BOND
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           118,937   $             18,435
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              146,543                 11,550
                                             --------------------  --------------------
           Net investment income (loss)....             (27,606)                  6,885
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                     --
      Realized gains (losses) on sale of
        investments........................              733,192               (35,567)
                                             --------------------  --------------------
           Net realized gains (losses).....              733,192               (35,567)
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            2,832,611                 54,680
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,565,803                 19,113
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,538,197   $             25,998
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                              BHFTI VICTORY
                                                   BHFTI PIMCO       BHFTI T. ROWE PRICE        SYCAMORE        BHFTII BLACKROCK
                                                  TOTAL RETURN         LARGE CAP VALUE        MID CAP VALUE        BOND INCOME
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             84,767  $            240,762  $             9,990  $            81,481
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                56,515               151,446               13,606               30,377
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....                28,252                89,316              (3,616)               51,104
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                24,159             1,007,738                   --                   --
      Realized gains (losses) on sale of
        investments.........................                 (211)               516,509               19,429                6,603
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......                23,948             1,524,247               19,429                6,603
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               107,458                91,370               71,922               26,217
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               131,406             1,615,617               91,351               32,820
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            159,658  $          1,704,933  $            87,735  $            83,924
                                              ====================  ====================  ===================  ===================

                                                                     BHFTII BLACKROCK
                                                BHFTII BLACKROCK        ULTRA-SHORT      BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                              CAPITAL APPRECIATION       TERM BOND       ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              9,697  $            19,913  $            50,021  $             58,020
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               107,508              115,683               31,266                28,077
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....              (97,811)             (95,770)               18,755                29,943
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               214,054                  233               38,783                90,889
      Realized gains (losses) on sale of
        investments.........................             1,736,834               14,026             (32,277)                 1,006
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......             1,950,888               14,259                6,506                91,895
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               705,033               50,748              107,121               129,248
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             2,655,921               65,007              113,627               221,143
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,558,110  $          (30,763)  $           132,382  $            251,086
                                              ====================  ===================  ===================  ====================


                                               BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            366,619  $            266,201
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               257,574               205,417
                                              --------------------  --------------------
           Net investment income (loss).....               109,045                60,784
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               841,866               942,795
      Realized gains (losses) on sale of
        investments.........................               236,958               813,231
                                              --------------------  --------------------
           Net realized gains (losses)......             1,078,824             1,756,026
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,402,438               928,520
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             2,481,262             2,684,546
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,590,307  $          2,745,330
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                    BHFTII BRIGHTHOUSE/
                                              BHFTII BRIGHTHOUSE/     WELLINGTON CORE       BHFTII FRONTIER      BHFTII JENNISON
                                              WELLINGTON BALANCED  EQUITY OPPORTUNITIES     MID CAP GROWTH           GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             30,473   $            40,155  $                 --  $             7,056
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                17,952                32,156                59,195               23,668
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....                12,521                 7,999              (59,195)             (16,612)
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                38,231                94,769               113,322              158,753
      Realized gains (losses) on sale of
        investments........................                24,694              (17,520)               211,362              174,179
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....                62,925                77,249               324,684              332,932
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               106,953               333,515               708,795              374,934
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               169,878               410,764             1,033,479              707,866
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            182,399   $           418,763  $            974,284  $           691,254
                                             ====================  ====================  ====================  ===================

                                               BHFTII METLIFE
                                                  AGGREGATE          BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE
                                                 BOND INDEX          MSCI EAFE INDEX    RUSSELL 2000 INDEX        STOCK INDEX
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               300  $                586  $               609  $           271,843
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  102                   287                  708              176,363
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                  198                   299                 (99)               95,480
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                1,997              427,268
      Realized gains (losses) on sale of
        investments........................                  (2)                   (2)                  184            3,357,115
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                  (2)                   (2)                2,181            3,784,383
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   32                 4,204                4,220          (1,063,164)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   30                 4,202                6,401            2,721,219
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               228  $              4,501  $             6,302  $         2,816,699
                                             ===================  ====================  ===================  ===================


                                                 BHFTII MFS            BHFTII MFS
                                                TOTAL RETURN            VALUE II
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           280,083  $            11,418
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              144,383                5,199
                                             -------------------  -------------------
           Net investment income (loss)....              135,700                6,219
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              624,754                   --
      Realized gains (losses) on sale of
        investments........................              630,514              (9,950)
                                             -------------------  -------------------
           Net realized gains (losses).....            1,255,268              (9,950)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (203,969)               26,302
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,051,299               16,352
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,186,999  $            22,571
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                 BHFTII MFS         BHFTII NEUBERGER   BHFTII T. ROWE PRICE  BHFTII T. ROWE PRICE
                                                    VALUE            BERMAN GENESIS      LARGE CAP GROWTH      SMALL CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           161,233  $             4,743   $             3,280  $              7,849
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               91,926               13,882                49,052               117,273
                                             -------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               69,307              (9,139)              (45,772)             (109,424)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              476,020               94,095               232,709               679,448
      Realized gains (losses) on sale of
        investments........................              240,551              145,537               239,746             1,749,828
                                             -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....              716,571              239,632               472,455             2,429,276
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              401,274             (79,613)               677,200             (314,576)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,117,845              160,019             1,149,655             2,114,700
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,187,152  $           150,880   $         1,103,883  $          2,005,276
                                             ===================  ===================  ====================  ====================

                                                BHFTII WESTERN
                                               ASSET MANAGEMENT       BHFTII WESTERN
                                                STRATEGIC BOND       ASSET MANAGEMENT       FIDELITY VIP          FIDELITY VIP
                                                 OPPORTUNITIES        U.S. GOVERNMENT        CONTRAFUND              MID CAP
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            116,032  $            72,371  $             46,266  $            41,256
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                32,072               30,129                72,396              104,621
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                83,960               42,242              (26,130)             (63,365)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --               345,821              444,938
      Realized gains (losses) on sale of
        investments........................                75,849             (32,674)               442,767              531,267
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                75,849             (32,674)               788,588              976,205
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                47,352               17,254               396,930              667,807
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               123,201             (15,420)             1,185,518            1,644,012
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            207,161  $            26,822  $          1,159,388  $         1,580,647
                                             ====================  ===================  ====================  ===================


                                               FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                SMALL-MID CAP          DEVELOPING
                                                 GROWTH VIP            MARKETS VIP
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            17,726
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               10,244               19,582
                                             -------------------  -------------------
           Net investment income (loss)....             (10,244)              (1,856)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               94,874                   --
      Realized gains (losses) on sale of
        investments........................             (64,786)             (14,843)
                                             -------------------  -------------------
           Net realized gains (losses).....               30,088             (14,843)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              140,868              563,250
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              170,956              548,407
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           160,712  $           546,551
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                               FTVIPT TEMPLETON      JANUS HENDERSON    LMPET CLEARBRIDGE   LMPIT WESTERN ASSET
                                                  FOREIGN VIP          ENTERPRISE        SMALL CAP VALUE      CORPORATE BOND
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            39,005  $             8,751  $                --  $            83,015
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               16,344               74,395                  239               30,352
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               22,661             (65,644)                (239)               52,663
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --              399,998                3,224                   --
      Realized gains (losses) on sale of
        investments........................               16,582              707,561                   19               28,855
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               16,582            1,107,559                3,243               28,855
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              190,250              353,174              (1,345)               55,286
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              206,832            1,460,733                1,898               84,141
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           229,493  $         1,395,089  $             1,659  $           136,804
                                             ===================  ===================  ===================  ===================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            13,131   $            76,880    $            23,117  $             2,291
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               37,550                87,159                 22,718               16,105
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....             (24,419)              (10,279)                    399             (13,814)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              170,931               223,064                     --               61,908
      Realized gains (losses) on sale of
        investments........................              322,716               595,995                151,623              169,380
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......              493,647               819,059                151,623              231,288
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (42,244)               334,057                120,085               66,287
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              451,403             1,153,116                271,708              297,575
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           426,984   $         1,142,837    $           272,107  $           283,761
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                LARGE CAP VALUE      SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            15,464   $                 --
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               18,412                 13,687
                                             --------------------  --------------------
          Net investment income (loss).....              (2,948)               (13,687)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               33,409                 23,382
      Realized gains (losses) on sale of
        investments........................              132,958                 54,656
                                             --------------------  --------------------
          Net realized gains (losses)......              166,367                 78,038
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                  225                165,233
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              166,592                243,271
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           163,644   $            229,584
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENT OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                               LMPVIT
                                                                                            WESTERN ASSET        TAP 1919 VARIABLE
                                                                                           VARIABLE GLOBAL      SOCIALLY RESPONSIVE
                                                                                           HIGH YIELD BOND           BALANCED
                                                                                             SUBACCOUNT             SUBACCOUNT
                                                                                        --------------------    --------------------
INVESTMENT INCOME:
      Dividends.......................................................................  $             71,532    $             39,271
                                                                                        --------------------    --------------------
EXPENSES:
      Mortality and expense risk
         charges......................................................................                17,210                  32,044
                                                                                        --------------------    --------------------
           Net investment income (loss)...............................................                54,322                   7,227
                                                                                        --------------------    --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................................                    --                 267,577
      Realized gains (losses) on sale of
         investments..................................................................              (11,470)                  38,801
                                                                                        --------------------    --------------------
           Net realized gains (losses)................................................              (11,470)                 306,378
                                                                                        --------------------    --------------------
      Change in unrealized gains (losses)
         on investments...............................................................                57,347                 243,116
                                                                                        --------------------    --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments...............................................................                45,877                 549,494
                                                                                        --------------------    --------------------
      Net increase (decrease) in net assets
         resulting from operations....................................................  $            100,199    $            556,721
                                                                                        ====================    ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                         AMERICAN FUNDS GLOBAL GROWTH          AMERICAN FUNDS GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                             2017             2016             2017            2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (29,697)  $      (20,407)  $      (64,233)  $      (33,767)
   Net realized gains (losses).......          562,988          712,292        2,506,343        1,228,453
   Change in unrealized gains
     (losses) on investments.........          938,827        (744,873)          484,857        (300,124)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,472,118         (52,988)        2,926,967          894,562
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          420,441          507,686          937,264          973,579
   Net transfers (including fixed
     account)........................           17,876        (366,439)         (12,083)         (93,383)
   Contract charges..................            (193)            (240)            (441)            (504)
   Transfers for contract benefits
     and terminations................      (2,188,367)      (2,151,663)      (7,724,584)      (3,142,821)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (1,750,243)      (2,010,656)      (6,799,844)      (2,263,129)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (278,125)      (2,063,644)      (3,872,877)      (1,368,567)
NET ASSETS:
   Beginning of year.................        5,382,080        7,445,724       11,352,676       12,721,243
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     5,103,955  $     5,382,080  $     7,479,799  $    11,352,676
                                       ===============  ===============  ===============  ===============

                                                                               BHFTI AMERICAN FUNDS
                                        AMERICAN FUNDS GROWTH-INCOME            BALANCED ALLOCATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2017             2016              2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         9,168  $        19,073  $         3,456  $        11,902
   Net realized gains (losses).......          866,176        1,023,048          108,549          180,006
   Change in unrealized gains
     (losses) on investments.........          436,447        (316,888)          151,269         (29,056)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,311,791          725,233          263,274          162,852
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          421,769          465,921          248,488          319,922
   Net transfers (including fixed
     account)........................            6,157          234,056          118,216           33,943
   Contract charges..................            (254)            (449)            (171)            (231)
   Transfers for contract benefits
     and terminations................      (3,093,236)      (2,435,066)        (780,050)      (1,006,066)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (2,665,564)      (1,735,538)        (413,517)        (652,432)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (1,353,773)      (1,010,305)        (150,243)        (489,580)
NET ASSETS:
   Beginning of year.................        7,212,387        8,222,692        1,905,216        2,394,796
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     5,858,614  $     7,212,387  $     1,754,973  $     1,905,216
                                       ===============  ===============  ===============  ===============

                                             BHFTI AMERICAN FUNDS              BHFTI AMERICAN FUNDS
                                               GROWTH ALLOCATION                MODERATE ALLOCATION
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                             2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        15,725  $        13,753  $        15,376  $        18,704
   Net realized gains (losses).......          419,835          499,114          103,898          138,836
   Change in unrealized gains
     (losses) on investments.........          574,915        (129,493)           91,732         (16,125)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,010,475          383,374          211,006          141,415
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          339,586          446,488          187,882          343,188
   Net transfers (including fixed
     account)........................           94,591          136,539         (49,824)          345,412
   Contract charges..................            (174)            (168)            (257)            (342)
   Transfers for contract benefits
     and terminations................      (1,450,447)        (885,726)      (2,379,336)        (441,949)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (1,016,444)        (302,867)      (2,241,535)          246,309
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................          (5,969)           80,507      (2,030,529)          387,724
NET ASSETS:
   Beginning of year.................        5,394,491        5,313,984        2,579,071        2,191,347
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     5,388,522  $     5,394,491  $       548,542  $     2,579,071
                                       ===============  ===============  ===============  ===============


                                          BHFTI BLACKROCK HIGH YIELD
                                                  SUBACCOUNT
                                       --------------------------------
                                             2017             2016
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        77,205  $       117,678
   Net realized gains (losses).......         (18,462)         (48,271)
   Change in unrealized gains
     (losses) on investments.........           64,392          181,221
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          123,135          250,628
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          119,751          156,298
   Net transfers (including fixed
     account)........................           44,428         (39,967)
   Contract charges..................             (45)             (71)
   Transfers for contract benefits
     and terminations................        (860,430)        (453,660)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (696,296)        (337,400)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (573,161)         (86,772)
NET ASSETS:
   Beginning of year.................        1,945,135        2,031,907
                                       ---------------  ---------------
   End of year.......................  $     1,371,974  $     1,945,135
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                      BHFTI                             BHFTI
                                        BRIGHTHOUSE ASSET ALLOCATION 100     BRIGHTHOUSE SMALL CAP VALUE
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016              2017            2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (1,900)  $        39,646  $       (9,350)  $       (6,600)
   Net realized gains (losses)........          315,376          521,188          207,366        (108,488)
   Change in unrealized gains
     (losses) on investments..........          401,187        (281,742)          146,514        1,338,592
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          714,663          279,092          344,530        1,223,504
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          221,968          361,048          188,150          200,040
   Net transfers (including fixed
     account).........................            1,943         (10,833)         (13,128)        (204,478)
   Contract charges...................            (209)            (242)            (133)            (148)
   Transfers for contract benefits
     and terminations.................      (1,086,655)        (846,816)      (1,669,408)      (2,034,933)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (862,953)        (496,843)      (1,494,519)      (2,039,519)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (148,290)        (217,751)      (1,149,989)        (816,015)
NET ASSETS:
   Beginning of year..................        3,642,951        3,860,702        4,269,292        5,085,307
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     3,494,661  $     3,642,951  $     3,119,303  $     4,269,292
                                        ===============  ===============  ===============  ===============

                                               BHFTI BRIGHTHOUSE/                BHFTI BRIGHTHOUSE/
                                        ABERDEEN EMERGING MARKETS EQUITY    WELLINGTON LARGE CAP RESEARCH
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016             2017             2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $           649  $           110  $       (2,093)  $        12,865
   Net realized gains (losses)........           20,184         (47,442)          155,700          127,254
   Change in unrealized gains
     (losses) on investments..........          120,491          108,449           34,452         (61,936)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          141,324           61,117          188,059           78,183
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           51,103           99,592           54,286           62,745
   Net transfers (including fixed
     account).........................         (20,001)            9,810         (13,180)            5,938
   Contract charges...................             (30)             (52)             (25)             (79)
   Transfers for contract benefits
     and terminations.................        (210,674)        (296,054)        (416,218)        (233,067)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (179,602)        (186,704)        (375,137)        (164,463)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (38,278)        (125,587)        (187,078)         (86,280)
NET ASSETS:
   Beginning of year..................          556,506          682,093        1,107,365        1,193,645
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       518,228  $       556,506  $       920,287  $     1,107,365
                                        ===============  ===============  ===============  ===============

                                                       BHFTI                             BHFTI
                                            CLARION GLOBAL REAL ESTATE       CLEARBRIDGE AGGRESSIVE GROWTH
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        48,856   $        33,961  $      (69,270)  $      (139,029)
   Net realized gains (losses)........            1,111           (1,586)        1,220,796           231,454
   Change in unrealized gains
     (losses) on investments..........          121,473          (19,286)        2,290,651           191,161
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          171,440            13,089        3,442,177           283,586
                                        ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          155,809           212,823          912,312         1,322,310
   Net transfers (including fixed
     account).........................           12,414         (111,379)        (315,992)         (323,548)
   Contract charges...................            (128)             (186)          (1,350)           (1,772)
   Transfers for contract benefits
     and terminations.................        (819,592)       (1,176,644)      (6,474,542)       (4,290,971)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (651,497)       (1,075,386)      (5,879,572)       (3,293,981)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................        (480,057)       (1,062,297)      (2,437,395)       (3,010,395)
NET ASSETS:
   Beginning of year..................        2,124,531         3,186,828       21,646,514        24,656,909
                                        ---------------   ---------------  ---------------  ----------------
   End of year........................  $     1,644,474   $     2,124,531  $    19,209,119  $     21,646,514
                                        ===============   ===============  ===============  ================

                                                      BHFTI
                                          HARRIS OAKMARK INTERNATIONAL
                                                   SUBACCOUNT
                                        --------------------------------
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        23,687  $        48,428
   Net realized gains (losses)........           71,050          (3,784)
   Change in unrealized gains
     (losses) on investments..........          966,852          203,906
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,061,589          248,550
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          247,672          299,478
   Net transfers (including fixed
     account).........................           90,797        (257,877)
   Contract charges...................            (374)            (392)
   Transfers for contract benefits
     and terminations.................      (1,545,937)      (1,262,087)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,207,842)      (1,220,878)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (146,253)        (972,328)
NET ASSETS:
   Beginning of year..................        4,019,177        4,991,505
                                        ---------------  ---------------
   End of year........................  $     3,872,924  $     4,019,177
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                     BHFTI
                                           BHFTI INVESCO COMSTOCK          INVESCO SMALL CAP GROWTH
                                                 SUBACCOUNT                       SUBACCOUNT
                                       -------------------------------  ------------------------------
                                            2017             2016            2017            2016
                                       ---------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        11,096  $       11,885  $      (9,456)  $     (11,453)
   Net realized gains (losses).......          114,893         132,952          77,607         141,698
   Change in unrealized gains
     (losses) on investments.........            7,446         (7,035)         125,129        (23,673)
                                       ---------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          133,435         137,802         193,280         106,572
                                       ---------------  --------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           27,330          58,903          44,592          44,896
   Net transfers (including fixed
     account)........................          (6,279)          12,928       (179,897)        (17,867)
   Contract charges..................             (12)            (22)             (2)             (3)
   Transfers for contract benefits
     and terminations................        (299,859)       (209,549)       (462,833)       (347,687)
                                       ---------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (278,820)       (137,740)       (598,140)       (320,661)
                                       ---------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets.................        (145,385)              62       (404,860)       (214,089)
NET ASSETS:
   Beginning of year.................          982,145         982,083         966,014       1,180,103
                                       ---------------  --------------  --------------  --------------
   End of year.......................  $       836,760  $      982,145  $      561,154  $      966,014
                                       ===============  ==============  ==============  ==============

                                                    BHFTI                            BHFTI
                                          JPMORGAN SMALL CAP VALUE        MFS RESEARCH INTERNATIONAL
                                                 SUBACCOUNT                       SUBACCOUNT
                                       ------------------------------  --------------------------------
                                            2017            2016            2017             2016
                                       --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        1,953  $        3,487  $         1,862  $         2,911
   Net realized gains (losses).......          47,501          70,384            3,690         (21,136)
   Change in unrealized gains
     (losses) on investments.........        (28,178)          89,696           79,361            7,218
                                       --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          21,276         163,567           84,913         (11,007)
                                       --------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          76,303          83,078           53,691           46,207
   Net transfers (including fixed
     account)........................         284,102          80,845            5,421           65,174
   Contract charges..................             (2)             (2)             (16)             (23)
   Transfers for contract benefits
     and terminations................       (137,857)       (281,037)         (28,165)        (222,284)
                                       --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....         222,546       (117,116)           30,931        (110,926)
                                       --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................         243,822          46,451          115,844        (121,933)
NET ASSETS:
   Beginning of year.................         592,084         545,633          300,565          422,498
                                       --------------  --------------  ---------------  ---------------
   End of year.......................  $      835,906  $      592,084  $       416,409  $       300,565
                                       ==============  ==============  ===============  ===============

                                                    BHFTI                             BHFTI
                                          OPPENHEIMER GLOBAL EQUITY      PIMCO INFLATION PROTECTED BOND
                                                 SUBACCOUNT                        SUBACCOUNT
                                       -------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                       --------------   --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (27,606)   $     (21,013)  $         6,885  $      (16,308)
   Net realized gains (losses).......         733,192          719,030         (35,567)         (70,873)
   Change in unrealized gains
     (losses) on investments.........       2,832,611        (957,074)           54,680          141,397
                                       --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       3,538,197        (259,057)           25,998           54,216
                                       --------------   --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         534,399          859,903           92,962          169,496
   Net transfers (including fixed
     account)........................       (169,713)      (1,147,505)          (1,250)         (38,967)
   Contract charges..................           (491)            (582)              (4)              (5)
   Transfers for contract benefits
     and terminations................     (2,989,509)      (2,753,689)        (518,127)        (469,089)
                                       --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (2,625,314)      (3,041,873)        (426,419)        (338,565)
                                       --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................         912,883      (3,300,930)        (400,421)        (284,349)
NET ASSETS:
   Beginning of year.................      10,665,394       13,966,324        1,130,632        1,414,981
                                       --------------   --------------  ---------------  ---------------
   End of year.......................  $   11,578,277   $   10,665,394  $       730,211  $     1,130,632
                                       ==============   ==============  ===============  ===============


                                           BHFTI PIMCO TOTAL RETURN
                                                  SUBACCOUNT
                                       -------------------------------
                                            2017             2016
                                       ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        28,252  $       92,166
   Net realized gains (losses).......           23,948        (26,643)
   Change in unrealized gains
     (losses) on investments.........          107,458          50,543
                                       ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          159,658         116,066
                                       ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          341,597         408,342
   Net transfers (including fixed
     account)........................         (72,023)         (7,049)
   Contract charges..................            (214)           (333)
   Transfers for contract benefits
     and terminations................      (1,678,252)     (2,876,964)
                                       ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (1,408,892)     (2,476,004)
                                       ---------------  --------------
     Net increase (decrease)
       in net assets.................      (1,249,234)     (2,359,938)
NET ASSETS:
   Beginning of year.................        5,047,931       7,407,869
                                       ---------------  --------------
   End of year.......................  $     3,798,697  $    5,047,931
                                       ===============  ==============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                             BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE    VICTORY SYCAMORE MID CAP VALUE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        89,316  $       205,573  $       (3,616)  $       (6,432)
   Net realized gains (losses).....        1,524,247        1,884,218           19,429           35,441
   Change in unrealized gains
     (losses) on investments.......           91,370        (368,768)           71,922          144,492
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,704,933        1,721,023           87,735          173,501
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          521,951          597,976           92,100           94,627
   Net transfers (including fixed
     account)......................          (5,782)        (117,867)           74,532        (142,166)
   Contract charges................            (716)            (948)             (38)             (46)
   Transfers for contract benefits
     and terminations..............      (3,166,913)      (3,155,023)        (367,055)        (425,218)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,651,460)      (2,675,862)        (200,461)        (472,803)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (946,527)        (954,839)        (112,726)        (299,302)
NET ASSETS:
   Beginning of year...............       12,209,087       13,163,926        1,284,365        1,583,667
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    11,262,560  $    12,209,087  $     1,171,639  $     1,284,365
                                     ===============  ===============  ===============  ===============

                                                  BHFTII                             BHFTII
                                           BLACKROCK BOND INCOME         BLACKROCK CAPITAL APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        51,104  $        55,726  $       (97,811)  $     (105,996)
   Net realized gains (losses).....            6,603           12,577         1,950,888        1,189,289
   Change in unrealized gains
     (losses) on investments.......           26,217         (10,094)           705,033      (1,206,174)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           83,924           58,209         2,558,110        (122,881)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          165,782          177,229           400,938          490,256
   Net transfers (including fixed
     account)......................        (127,259)          238,018         (286,192)        (219,272)
   Contract charges................            (126)            (137)             (718)            (896)
   Transfers for contract benefits
     and terminations..............        (989,549)        (692,840)       (4,278,941)      (1,180,765)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (951,152)        (277,730)       (4,164,913)        (910,677)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        (867,228)        (219,521)       (1,606,803)      (1,033,558)
NET ASSETS:
   Beginning of year...............        2,702,094        2,921,615         8,726,023        9,759,581
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $     1,834,866  $     2,702,094  $      7,119,220  $     8,726,023
                                     ===============  ===============  ================  ===============

                                                  BHFTII                             BHFTII
                                      BLACKROCK ULTRA-SHORT TERM BOND    BRIGHTHOUSE ASSET ALLOCATION 20
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (95,770)   $     (146,757)  $        18,755  $        50,401
   Net realized gains (losses).....           14,259             4,228            6,506           45,402
   Change in unrealized gains
     (losses) on investments.......           50,748            20,699          107,121         (14,565)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (30,763)         (121,830)          132,382           81,238
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          577,614         1,227,028          209,398          207,340
   Net transfers (including fixed
     account)......................        1,818,206         1,922,904         (16,806)          (9,841)
   Contract charges................          (1,352)           (1,595)            (292)            (403)
   Transfers for contract benefits
     and terminations..............      (3,400,910)       (5,123,193)        (878,236)        (845,910)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,006,442)       (1,974,856)        (685,936)        (648,814)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,037,205)       (2,096,686)        (553,554)        (567,576)
NET ASSETS:
   Beginning of year...............       12,760,659        14,857,345        2,535,180        3,102,756
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    11,723,454   $    12,760,659  $     1,981,626  $     2,535,180
                                     ===============   ===============  ===============  ===============

                                                  BHFTII
                                      BRIGHTHOUSE ASSET ALLOCATION 40
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        29,943  $        90,914
   Net realized gains (losses).....           91,895          204,488
   Change in unrealized gains
     (losses) on investments.......          129,248        (124,966)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          251,086          170,436
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          253,273          396,537
   Net transfers (including fixed
     account)......................         (16,459)           64,569
   Contract charges................            (262)            (386)
   Transfers for contract benefits
     and terminations..............        (843,805)      (1,685,488)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (607,253)      (1,224,768)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (356,167)      (1,054,332)
NET ASSETS:
   Beginning of year...............        2,854,698        3,909,030
                                     ---------------  ---------------
   End of year.....................  $     2,498,531  $     2,854,698
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                                     BHFTII                             BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 60    BRIGHTHOUSE ASSET ALLOCATION 80
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        109,045  $       380,229  $         60,784  $       294,889
   Net realized gains (losses)........         1,078,824        1,988,986         1,756,026        2,451,755
   Change in unrealized gains
     (losses) on investments..........         1,402,438      (1,300,882)           928,520      (1,600,413)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         2,590,307        1,068,333         2,745,330        1,146,231
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         2,146,346        2,216,484         1,212,171        1,797,613
   Net transfers (including fixed
     account).........................          (49,585)        (249,263)         (179,246)        (187,154)
   Contract charges...................             (792)          (1,223)             (708)            (897)
   Transfers for contract benefits
     and terminations.................       (5,027,946)      (5,408,506)       (6,760,945)      (3,565,084)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (2,931,977)      (3,442,508)       (5,728,728)      (1,955,522)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................         (341,670)      (2,374,175)       (2,983,398)        (809,291)
NET ASSETS:
   Beginning of year..................        20,333,319       22,707,494        17,591,094       18,400,385
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     19,991,649  $    20,333,319  $     14,607,696  $    17,591,094
                                        ================  ===============  ================  ===============

                                                                                   BHFTII BRIGHTHOUSE/
                                                    BHFTII                       WELLINGTON CORE EQUITY
                                        BRIGHTHOUSE/WELLINGTON BALANCED               OPPORTUNITIES
                                                  SUBACCOUNT                           SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2017              2016              2017             2016
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        12,521  $         26,994  $         7,999   $        14,240
   Net realized gains (losses)........           62,925            39,634           77,249            51,541
   Change in unrealized gains
     (losses) on investments..........          106,953            25,492          333,515           113,525
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          182,399            92,120          418,763           179,306
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          156,030           207,477          133,365           152,858
   Net transfers (including fixed
     account).........................              257            70,873        (123,659)           314,559
   Contract charges...................            (330)             (472)            (133)             (205)
   Transfers for contract benefits
     and terminations.................        (982,347)         (659,467)        (945,580)         (775,384)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (826,390)         (381,589)        (936,007)         (308,172)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        (643,991)         (289,469)        (517,244)         (128,866)
NET ASSETS:
   Beginning of year..................        1,470,807         1,760,276        2,708,162         2,837,028
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $       826,816  $      1,470,807  $     2,190,918   $     2,708,162
                                        ===============  ================  ===============   ===============


                                                 BHFTII FRONTIER
                                                 MID CAP GROWTH                 BHFTII JENNISON GROWTH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (59,195)   $      (57,390)  $      (16,612)  $       (16,065)
   Net realized gains (losses)........          324,684           631,218          332,932           289,088
   Change in unrealized gains
     (losses) on investments..........          708,795         (415,142)          374,934         (292,630)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          974,284           158,686          691,254          (19,607)
                                        ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          145,561           230,036          117,947           155,963
   Net transfers (including fixed
     account).........................         (29,679)         (103,673)          101,109          (52,554)
   Contract charges...................            (298)             (377)             (79)             (121)
   Transfers for contract benefits
     and terminations.................        (858,911)         (827,968)        (916,611)         (479,752)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (743,327)         (701,982)        (697,634)         (376,464)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................          230,957         (543,296)          (6,380)         (396,071)
NET ASSETS:
   Beginning of year..................        4,270,028         4,813,324        1,926,126         2,322,197
                                        ---------------   ---------------  ---------------  ----------------
   End of year........................  $     4,500,985   $     4,270,028  $     1,919,746  $      1,926,126
                                        ===============   ===============  ===============  ================


                                                     BHFTII
                                          METLIFE AGGREGATE BOND INDEX
                                                   SUBACCOUNT
                                        ---------------------------------
                                             2017              2016
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $           198  $            183
   Net realized gains (losses)........              (2)             (115)
   Change in unrealized gains
     (losses) on investments..........               32               296
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............              228               364
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --                --
   Net transfers (including fixed
     account).........................               --                --
   Contract charges...................               --                --
   Transfers for contract benefits
     and terminations.................              (6)          (14,421)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....              (6)          (14,421)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................              222          (14,057)
NET ASSETS:
   Beginning of year..................           10,129            24,186
                                        ---------------  ----------------
   End of year........................  $        10,351  $         10,129
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                           BHFTII
                                           METLIFE MSCI EAFE INDEX        METLIFE RUSSELL 2000 INDEX
                                                 SUBACCOUNT                       SUBACCOUNT
                                       -------------------------------  ------------------------------
                                            2017             2016            2017            2016
                                       ---------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $           299  $          537  $         (99)  $            3
   Net realized gains (losses).......              (2)         (1,702)           2,181           3,623
   Change in unrealized gains
     (losses) on investments.........            4,204           1,439           4,220           4,491
                                       ---------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............            4,501             274           6,302           8,117
                                       ---------------  --------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --              --              --              --
   Net transfers (including fixed
     account)........................               --              --              --              --
   Contract charges..................               --              --              --              --
   Transfers for contract benefits
     and terminations................             (13)        (14,369)            (12)         (2,774)
                                       ---------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....             (13)        (14,369)            (12)         (2,774)
                                       ---------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets.................            4,488        (14,095)           6,290           5,343
NET ASSETS:
   Beginning of year.................           19,303          33,398          48,155          42,812
                                       ---------------  --------------  --------------  --------------
   End of year.......................  $        23,791  $       19,303  $       54,445  $       48,155
                                       ===============  ==============  ==============  ==============


                                         BHFTII METLIFE STOCK INDEX         BHFTII MFS TOTAL RETURN
                                                 SUBACCOUNT                       SUBACCOUNT
                                       ------------------------------  -------------------------------
                                            2017            2016            2017             2016
                                       --------------  --------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       95,480  $      131,469  $       135,700  $      211,233
   Net realized gains (losses).......       3,784,383       1,733,471        1,255,268       1,084,811
   Change in unrealized gains
     (losses) on investments.........     (1,063,164)       (244,812)        (203,969)       (300,045)
                                       --------------  --------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       2,816,699       1,620,128        1,186,999         995,999
                                       --------------  --------------  ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         992,211       1,205,602          643,553         965,296
   Net transfers (including fixed
     account)........................           4,284         246,257          308,503       (191,052)
   Contract charges..................           (636)           (972)            (727)         (1,043)
   Transfers for contract benefits
     and terminations................     (9,688,186)     (3,267,114)      (4,748,325)     (3,929,201)
                                       --------------  --------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (8,692,327)     (1,816,227)      (3,796,996)     (3,156,000)
                                       --------------  --------------  ---------------  --------------
     Net increase (decrease)
       in net assets.................     (5,875,628)       (196,099)      (2,609,997)     (2,160,001)
NET ASSETS:
   Beginning of year.................      16,118,211      16,314,310       12,131,414      14,291,415
                                       --------------  --------------  ---------------  --------------
   End of year.......................  $   10,242,583  $   16,118,211  $     9,521,417  $   12,131,414
                                       ==============  ==============  ===============  ==============


                                             BHFTII MFS VALUE II                BHFTII MFS VALUE
                                                 SUBACCOUNT                        SUBACCOUNT
                                       -------------------------------  --------------------------------
                                            2017             2016             2017            2016
                                       --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        6,219  $         1,762  $        69,307  $        96,342
   Net realized gains (losses).......         (9,950)          (5,491)          716,571          868,035
   Change in unrealized gains
     (losses) on investments.........          26,302           87,108          401,274          106,087
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          22,571           83,379        1,187,152        1,070,464
                                       --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          72,308           59,040          394,103          473,561
   Net transfers (including fixed
     account)........................        (96,619)           16,112         (21,315)        (197,257)
   Contract charges..................            (36)             (56)            (356)            (436)
   Transfers for contract benefits
     and terminations................        (49,653)        (288,169)      (2,599,448)      (2,447,892)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (74,000)        (213,073)      (2,227,016)      (2,172,024)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (51,429)        (129,694)      (1,039,864)      (1,101,560)
NET ASSETS:
   Beginning of year.................         470,242          599,936        7,781,590        8,883,150
                                       --------------  ---------------  ---------------  ---------------
   End of year.......................  $      418,813  $       470,242  $     6,741,726  $     7,781,590
                                       ==============  ===============  ===============  ===============

                                                   BHFTII
                                          NEUBERGER BERMAN GENESIS
                                                 SUBACCOUNT
                                       -------------------------------
                                            2017             2016
                                       --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (9,139)   $      (9,284)
   Net realized gains (losses).......         239,632          107,168
   Change in unrealized gains
     (losses) on investments.........        (79,613)          111,566
                                       --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............         150,880          209,450
                                       --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          58,884           59,348
   Net transfers (including fixed
     account)........................        (16,430)         (11,717)
   Contract charges..................            (53)             (90)
   Transfers for contract benefits
     and terminations................       (453,545)        (422,416)
                                       --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....       (411,144)        (374,875)
                                       --------------   --------------
     Net increase (decrease)
       in net assets.................       (260,264)        (165,425)
NET ASSETS:
   Beginning of year.................       1,208,642        1,374,067
                                       --------------   --------------
   End of year.......................  $      948,378   $    1,208,642
                                       ==============   ==============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                                  BHFTII                            BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH    T. ROWE PRICE SMALL CAP GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017             2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (45,772)  $      (52,694)  $     (109,424)  $     (120,023)
   Net realized gains (losses).....          472,455          628,504        2,429,276        1,815,554
   Change in unrealized gains
     (losses) on investments.......          677,200        (585,480)        (314,576)        (649,234)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,103,883          (9,670)        2,005,276        1,046,297
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          258,811          273,690          505,182          603,615
   Net transfers (including fixed
     account)......................            8,790        (165,471)         (96,261)        (338,207)
   Contract charges................            (323)            (412)            (485)            (622)
   Transfers for contract benefits
     and terminations..............      (1,222,499)      (1,135,655)      (7,359,827)      (1,859,352)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (955,221)      (1,027,848)      (6,951,391)      (1,594,566)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          148,662      (1,037,518)      (4,946,115)        (548,269)
NET ASSETS:
   Beginning of year...............        3,802,570        4,840,088       10,915,053       11,463,322
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     3,951,232  $     3,802,570  $     5,968,938  $    10,915,053
                                     ===============  ===============  ===============  ===============

                                                 BHFTII                             BHFTII
                                        WESTERN ASSET MANAGEMENT           WESTERN ASSET MANAGEMENT
                                      STRATEGIC BOND OPPORTUNITIES              U.S. GOVERNMENT
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        83,960  $        33,760  $        42,242  $        62,537
   Net realized gains (losses).....           75,849           17,303         (32,674)          (6,935)
   Change in unrealized gains
     (losses) on investments.......           47,352          101,630           17,254         (34,779)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          207,161          152,693           26,822           20,823
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          201,071          106,306          204,599          303,394
   Net transfers (including fixed
     account)......................        (222,150)        4,005,995        (232,990)        (133,780)
   Contract charges................            (157)            (158)            (126)            (212)
   Transfers for contract benefits
     and terminations..............      (1,187,106)        (850,292)      (1,234,404)      (1,189,176)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,208,342)        3,261,851      (1,262,921)      (1,019,774)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,001,181)        3,414,544      (1,236,099)        (998,951)
NET ASSETS:
   Beginning of year...............        3,420,712            6,168        3,155,290        4,154,241
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     2,419,531  $     3,420,712  $     1,919,191  $     3,155,290
                                     ===============  ===============  ===============  ===============



                                          FIDELITY VIP CONTRAFUND             FIDELITY VIP MID CAP
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (26,130)   $      (47,972)  $      (63,365)  $      (85,810)
   Net realized gains (losses).....          788,588           948,184          976,205          718,519
   Change in unrealized gains
     (losses) on investments.......          396,930         (476,376)          667,807          359,581
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,159,388           423,836        1,580,647          992,290
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          406,919           515,890          545,209          655,039
   Net transfers (including fixed
     account)......................        (167,592)         (531,193)        (182,508)        (334,283)
   Contract charges................            (199)             (220)            (356)            (448)
   Transfers for contract benefits
     and terminations..............      (2,132,811)       (2,577,395)      (3,729,830)      (2,171,559)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,893,683)       (2,592,918)      (3,367,485)      (1,851,251)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (734,295)       (2,169,082)      (1,786,838)        (858,961)
NET ASSETS:
   Beginning of year...............        6,313,517         8,482,599        9,737,513       10,596,474
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $     5,579,222   $     6,313,517  $     7,950,675  $     9,737,513
                                     ===============   ===============  ===============  ===============


                                              FTVIPT FRANKLIN
                                         SMALL-MID CAP GROWTH VIP
                                                SUBACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (10,244)  $      (10,743)
   Net realized gains (losses).....           30,088           38,979
   Change in unrealized gains
     (losses) on investments.......          140,868          (7,514)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          160,712           20,722
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           64,463           69,950
   Net transfers (including fixed
     account)......................        (105,264)         (54,799)
   Contract charges................             (40)             (54)
   Transfers for contract benefits
     and terminations..............        (452,758)        (253,344)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (493,599)        (238,247)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (332,887)        (217,525)
NET ASSETS:
   Beginning of year...............          866,632        1,084,157
                                     ---------------  ---------------
   End of year.....................  $       533,745  $       866,632
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  FTVIPT
                                     TEMPLETON DEVELOPING MARKETS VIP    FTVIPT TEMPLETON FOREIGN VIP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016             2017              2016
                                      --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (1,856)  $       (6,105)  $        22,661  $        17,642
   Net realized gains (losses).....         (14,843)        (358,162)           16,582         (32,298)
   Change in unrealized gains
     (losses) on investments.......          563,250          691,195          190,250          130,866
                                      --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          546,551          326,928          229,493          116,210
                                      --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          194,025          198,207          118,900          171,523
   Net transfers (including fixed
     account)......................        (107,890)        (356,951)          147,736           10,599
   Contract charges................             (49)             (53)             (54)             (98)
   Transfers for contract benefits
     and terminations..............        (743,070)        (671,269)      (1,053,052)        (619,927)
                                      --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (656,984)        (830,066)        (786,470)        (437,903)
                                      --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (110,433)        (503,138)        (556,977)        (321,693)
NET ASSETS:
   Beginning of year...............        1,571,987        2,075,125        1,732,084        2,053,777
                                      --------------  ---------------  ---------------  ---------------
   End of year.....................   $    1,461,554  $     1,571,987  $     1,175,107  $     1,732,084
                                      ==============  ===============  ===============  ===============

                                                                                     LMPET
                                        JANUS HENDERSON ENTERPRISE        CLEARBRIDGE SMALL CAP VALUE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (65,644)  $      (71,982)  $         (239)  $         (238)
   Net realized gains (losses).....        1,107,559          942,356            3,243             (64)
   Change in unrealized gains
     (losses) on investments.......          353,174        (260,045)          (1,345)            2,749
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,395,089          610,329            1,659            2,447
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          162,426          199,807               --               --
   Net transfers (including fixed
     account)......................          137,139           94,999               --               --
   Contract charges................            (427)            (494)               --               --
   Transfers for contract benefits
     and terminations..............      (1,859,972)      (1,323,672)             (14)         (12,838)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,560,834)      (1,029,360)             (14)         (12,838)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (165,745)        (419,031)            1,645         (10,391)
NET ASSETS:
   Beginning of year...............        5,847,945        6,266,976           18,119           28,510
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     5,682,200  $     5,847,945  $        19,764  $        18,119
                                     ===============  ===============  ===============  ===============

                                                   LMPIT                      LMPVET CLEARBRIDGE
                                       WESTERN ASSET CORPORATE BOND       VARIABLE AGGRESSIVE GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016             2017             2016
                                     --------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       52,663   $        71,397  $      (24,419)  $      (25,904)
   Net realized gains (losses).....          28,855            36,576          493,647          621,621
   Change in unrealized gains
     (losses) on investments.......          55,286            75,990         (42,244)        (649,170)
                                     --------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         136,804           183,963          426,984         (53,453)
                                     --------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         225,957           452,638           98,077          158,255
   Net transfers (including fixed
     account)......................         148,896            23,793        (267,672)        (268,181)
   Contract charges................            (97)             (129)            (220)            (340)
   Transfers for contract benefits
     and terminations..............       (602,218)       (1,132,676)        (831,444)      (1,445,371)
                                     --------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (227,462)         (656,374)      (1,001,259)      (1,555,637)
                                     --------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (90,658)         (472,411)        (574,275)      (1,609,090)
NET ASSETS:
   Beginning of year...............       2,353,752         2,826,163        3,229,889        4,838,979
                                     --------------   ---------------  ---------------  ---------------
   End of year.....................  $    2,263,094   $     2,353,752  $     2,655,614  $     3,229,889
                                     ==============   ===============  ===============  ===============

                                                  LMPVET
                                     CLEARBRIDGE VARIABLE APPRECIATION
                                                SUBACCOUNT
                                     ---------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (10,279)  $         (329)
   Net realized gains (losses).....          819,059          472,980
   Change in unrealized gains
     (losses) on investments.......          334,057          106,987
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,142,837          579,638
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          219,112          270,329
   Net transfers (including fixed
     account)......................        (104,594)          108,841
   Contract charges................            (314)            (442)
   Transfers for contract benefits
     and terminations..............      (1,670,023)      (1,111,089)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,555,819)        (732,361)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (412,982)        (152,723)
NET ASSETS:
   Beginning of year...............        7,100,037        7,252,760
                                     ---------------  ---------------
   End of year.....................  $     6,687,055  $     7,100,037
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE DIVIDEND STRATEGY          VARIABLE LARGE CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           399  $          4,463  $      (13,814)  $       (10,762)
   Net realized gains (losses).....          151,623           135,387          231,288           193,059
   Change in unrealized gains
     (losses) on investments.......          120,085           108,804           66,287         (112,776)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          272,107           248,654          283,761            69,521
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           80,116            96,776           63,269            63,247
   Net transfers (including fixed
     account)......................         (20,021)            27,700              116          (92,870)
   Contract charges................             (83)             (100)             (95)             (116)
   Transfers for contract benefits
     and terminations..............        (521,943)         (591,053)        (768,377)         (476,590)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (461,931)         (466,677)        (705,087)         (506,329)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        (189,824)         (218,023)        (421,326)         (436,808)
NET ASSETS:
   Beginning of year...............        1,745,480         1,963,503        1,437,400         1,874,208
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $     1,555,656  $      1,745,480  $     1,016,074  $      1,437,400
                                     ===============  ================  ===============  ================

                                            LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE           VARIABLE SMALL CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2017              2016              2017             2016
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (2,948)  $          1,657  $      (13,687)  $       (15,059)
   Net realized gains (losses).....          166,367           133,157           78,038            84,082
   Change in unrealized gains
     (losses) on investments.......              225             6,996          165,233          (58,229)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          163,644           141,810          229,584            10,794
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           48,017            81,101           57,776            85,889
   Net transfers (including fixed
     account)......................         (41,641)         (284,524)         (23,640)         (298,272)
   Contract charges................             (24)              (52)             (73)              (82)
   Transfers for contract benefits
     and terminations..............        (471,501)         (326,742)        (237,863)         (376,246)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (465,149)         (530,217)        (203,800)         (588,711)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        (301,505)         (388,407)           25,784         (577,917)
NET ASSETS:
   Beginning of year...............        1,458,831         1,847,238        1,100,269         1,678,186
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $     1,157,326  $      1,458,831  $     1,126,053  $      1,100,269
                                     ===============  ================  ===============  ================

                                           LMPVIT WESTERN ASSET                 TAP 1919 VARIABLE
                                      VARIABLE GLOBAL HIGH YIELD BOND     SOCIALLY RESPONSIVE BALANCED
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017              2016             2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        54,322  $        72,214  $          7,227  $         2,821
   Net realized gains (losses).....         (11,470)         (55,391)           306,378          236,875
   Change in unrealized gains
     (losses) on investments.......           57,347          185,190           243,116         (54,850)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          100,199          202,013           556,721          184,846
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           65,427           85,070           142,684           66,896
   Net transfers (including fixed
     account)......................            7,983           14,765         (191,213)        (177,206)
   Contract charges................             (63)             (71)              (26)             (38)
   Transfers for contract benefits
     and terminations..............        (215,190)        (440,584)         (121,276)         (56,867)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (141,843)        (340,820)         (169,831)        (167,215)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............         (41,644)        (138,807)           386,890           17,631
NET ASSETS:
   Beginning of year...............        1,387,791        1,526,598         3,511,722        3,494,091
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $     1,346,147  $     1,387,791  $      3,898,612  $     3,511,722
                                     ===============  ===============  ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

     BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account QPN for Variable Annuities (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on December 26, 1995 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account satisfies certain exclusionary provisions and, as such, is not subject to regulation under the Investment Company Act of 1940, as amended. The Separate Account exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife of CT Separate Account QPN for Variable Annuities to Brighthouse Separate Account QPN for Variable
Annuities.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed the Company's parent company, Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Brighthouse Funds Trust I ("BHFTI")*
Brighthouse Funds Trust II ("BHFTII")*
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Equity Trust ("LMPET")
Legg Mason Partners Income Trust ("LMPIT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Trust for Advised Portfolios ("TAP")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2017:

American Funds Global Growth Subaccount                BHFTII Jennison Growth Subaccount (a)
American Funds Growth Subaccount                       BHFTII MetLife Aggregate Bond Index Subaccount
American Funds Growth-Income Subaccount                BHFTII MetLife MSCI EAFE Index Subaccount
BHFTI American Funds Balanced Allocation               BHFTII MetLife Russell 2000 Index Subaccount
   Subaccount                                          BHFTII MetLife Stock Index Subaccount (a)
BHFTI American Funds Growth Allocation                 BHFTII MFS Total Return Subaccount
   Subaccount                                          BHFTII MFS Value II Subaccount
BHFTI American Funds Moderate Allocation               BHFTII MFS Value Subaccount (a)
   Subaccount                                          BHFTII Neuberger Berman Genesis Subaccount
BHFTI BlackRock High Yield Subaccount                  BHFTII T. Rowe Price Large Cap Growth Subaccount
BHFTI Brighthouse Asset Allocation 100 Subaccount      BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTI Brighthouse Small Cap Value Subaccount           BHFTII Western Asset Management Strategic Bond
BHFTI Brighthouse/Aberdeen Emerging Markets              Opportunities Subaccount (a)
   Equity Subaccount                                   BHFTII Western Asset Management U.S. Government
BHFTI Brighthouse/Wellington Large Cap Research          Subaccount
   Subaccount                                          Fidelity VIP Contrafund Subaccount
BHFTI Clarion Global Real Estate Subaccount            Fidelity VIP Mid Cap Subaccount
BHFTI ClearBridge Aggressive Growth Subaccount         FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTI Harris Oakmark International Subaccount            Subaccount
BHFTI Invesco Comstock Subaccount                      FTVIPT Templeton Developing Markets VIP
BHFTI Invesco Small Cap Growth Subaccount                Subaccount
BHFTI JPMorgan Small Cap Value Subaccount              FTVIPT Templeton Foreign VIP Subaccount
BHFTI MFS Research International Subaccount            Janus Henderson Enterprise Subaccount
BHFTI Oppenheimer Global Equity Subaccount (a)         LMPET ClearBridge Small Cap Value Subaccount
BHFTI PIMCO Inflation Protected Bond Subaccount        LMPIT Western Asset Corporate Bond Subaccount
BHFTI PIMCO Total Return Subaccount                    LMPVET ClearBridge Variable Aggressive Growth
BHFTI T. Rowe Price Large Cap Value Subaccount (a)       Subaccount
BHFTI Victory Sycamore Mid Cap Value Subaccount        LMPVET ClearBridge Variable Appreciation
BHFTII BlackRock Bond Income Subaccount                  Subaccount
BHFTII BlackRock Capital Appreciation                  LMPVET ClearBridge Variable Dividend Strategy
   Subaccount (a)                                        Subaccount
BHFTII BlackRock Ultra-Short Term Bond                 LMPVET ClearBridge Variable Large Cap Growth
   Subaccount                                            Subaccount
BHFTII Brighthouse Asset Allocation 20 Subaccount      LMPVET ClearBridge Variable Large Cap Value
BHFTII Brighthouse Asset Allocation 40 Subaccount        Subaccount
BHFTII Brighthouse Asset Allocation 60 Subaccount      LMPVET ClearBridge Variable Small Cap Growth
BHFTII Brighthouse Asset Allocation 80 Subaccount        Subaccount
BHFTII Brighthouse/Wellington Balanced Subaccount      LMPVIT Western Asset Variable Global High Yield
BHFTII Brighthouse/Wellington Core Equity                Bond Subaccount
   Opportunities Subaccount                            TAP 1919 Variable Socially Responsive Balanced
BHFTII Frontier Mid Cap Growth Subaccount                Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                               New Name

Janus Aspen Enterprise Portfolio                          Janus Henderson Enterprise Portfolio
(MIST) Invesco Mid Cap Value Portfolio                    (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity               (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                Equity Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio        (BHFTI) Brighthouse/Wellington Large Cap Research
                                                            Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio             (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Small Cap Value Portfolio                  (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio             (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) BlackRock Large Cap Value Portfolio                 (BHFTII) MFS Value II Portfolio
(MSF) Met/Wellington Balanced Portfolio                   (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities            (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio               (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio               (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio               (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio               (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                           (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                        (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Name                                              New Name

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                            New Name

MetLife of CT Separate Account QPN for Variable        Brighthouse Separate Account QPN for Variable
   Annuities                                             Annuities

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no contracts in payout at December 31, 2017.


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.


NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.80% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes waivers granted to certain Subaccounts.

For some Contracts, a contract administrative charge of $15 is assessed on a semi-annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 5.0% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------     ------------     -------------   --------------
     American Funds Global Growth Subaccount....................        168,785        3,960,578           677,623        2,281,830
     American Funds Growth Subaccount...........................         96,703        6,095,283         1,931,746        7,597,958
     American Funds Growth-Income Subaccount....................        117,858        4,865,677           895,103        3,090,223
     BHFTI American Funds Balanced Allocation Subaccount........        165,727        1,660,241           449,933          769,115
     BHFTI American Funds Growth Allocation Subaccount..........        525,207        4,895,629           808,390        1,446,936
     BHFTI American Funds Moderate Allocation Subaccount........         53,422          529,501           609,113        2,746,067
     BHFTI BlackRock High Yield Subaccount......................        175,008        1,401,131           276,057          895,141
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........        263,552        2,977,711           407,710        1,081,680
     BHFTI Brighthouse Small Cap Value Subaccount...............        185,239        2,842,059           386,585        1,752,648
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................         45,428          447,159            58,973          237,894
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................         57,923          640,138           105,391          445,603
     BHFTI Clarion Global Real Estate Subaccount................        132,094        1,574,728           210,375          813,007
     BHFTI ClearBridge Aggressive Growth Subaccount.............      1,043,980       14,938,410           643,367        6,592,157
     BHFTI Harris Oakmark International Subaccount..............        228,905        3,385,381           440,860        1,624,964
     BHFTI Invesco Comstock Subaccount..........................         51,372          551,058            68,702          307,187
     BHFTI Invesco Small Cap Growth Subaccount..................         36,187          546,570           132,652          647,138
     BHFTI JPMorgan Small Cap Value Subaccount..................         47,473          785,347           396,837          133,174
     BHFTI MFS Research International Subaccount................         32,870          350,413            64,634           31,834
     BHFTI Oppenheimer Global Equity Subaccount.................        444,640        8,163,989           510,617        3,163,476
     BHFTI PIMCO Inflation Protected Bond Subaccount............         73,322          771,038           113,115          532,639
     BHFTI PIMCO Total Return Subaccount........................        334,400        3,789,176           477,822        1,834,293
     BHFTI T. Rowe Price Large Cap Value Subaccount.............        320,190        9,205,692         1,718,675        3,273,006
     BHFTI Victory Sycamore Mid Cap Value Subaccount............         57,158        1,047,726           161,333          365,390
     BHFTII BlackRock Bond Income Subaccount....................         17,160        1,831,558           635,175        1,535,249
     BHFTII BlackRock Capital Appreciation Subaccount...........        163,963        4,150,092           475,029        4,523,685
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........        116,375       11,652,122         2,652,716        3,754,660
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........        181,474        2,023,085           383,921        1,012,324
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........        211,389        2,419,645           369,136          855,541
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........      1,580,374       18,402,849         3,026,265        5,007,296
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........      1,030,170       12,356,097         2,088,929        6,814,050
     BHFTII Brighthouse/Wellington Balanced Subaccount..........         40,574          784,191           235,674        1,011,311
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................         67,833        2,121,745           231,076        1,064,267
     BHFTII Frontier Mid Cap Growth Subaccount..................        119,424        3,369,728           310,396          999,584
     BHFTII Jennison Growth Subaccount..........................        113,969        1,563,227           450,979        1,006,431
     BHFTII MetLife Aggregate Bond Index Subaccount.............            956           10,686               300               80
     BHFTII MetLife MSCI EAFE Index Subaccount..................          1,639           22,096               586              288
     BHFTII MetLife Russell 2000 Index Subaccount...............          2,480           38,064             2,606              694
     BHFTII MetLife Stock Index Subaccount......................        191,811        6,594,245         1,791,718        9,961,240
     BHFTII MFS Total Return Subaccount.........................         54,297        8,120,280         1,651,057        4,687,529
     BHFTII MFS Value II Subaccount.............................         44,801          416,534            97,245          165,013
     BHFTII MFS Value Subaccount................................        405,400        5,979,289         1,200,014        2,881,688
     BHFTII Neuberger Berman Genesis Subaccount.................         41,876          669,858           190,565          516,729
     BHFTII T. Rowe Price Large Cap Growth Subaccount...........        158,878        3,079,398           613,929        1,382,201
     BHFTII T. Rowe Price Small Cap Growth Subaccount...........        258,514        4,441,221         1,163,286        7,544,601
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount.................................        173,700        2,270,946           353,126        1,477,525
     BHFTII Western Asset Management U.S. Government
       Subaccount...............................................        164,744        1,972,052           304,012        1,524,659
     Fidelity VIP Contrafund Subaccount.........................        150,589        4,357,648           768,608        2,342,564
     Fidelity VIP Mid Cap Subaccount............................        210,395        6,409,482           913,033        3,898,855
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........         29,939          574,622           162,605          571,549
     FTVIPT Templeton Developing Markets VIP Subaccount.........        142,885        1,351,137           206,932          865,716

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017              DECEMBER 31, 2017
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  ------------     -------------    --------------   --------------
     FTVIPT Templeton Foreign VIP Subaccount....................        75,966         1,116,002          292,114         1,055,912
     Janus Henderson Enterprise Subaccount......................        85,230         3,631,429          843,487         2,069,938
     LMPET ClearBridge Small Cap Value Subaccount...............           997            19,844            3,224               221
     LMPIT Western Asset Corporate Bond Subaccount..............       179,193         2,148,538          448,145           622,882
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................        97,710         1,972,015          284,477         1,139,185
     LMPVET ClearBridge Variable Appreciation Subaccount........       159,332         4,344,499          435,239         1,778,262
     LMPVET ClearBridge Variable Dividend Strategy Subaccount...        77,943         1,063,976           90,762           552,266
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....        41,258           772,931          116,399           773,342
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....        54,011           857,641           93,431           528,096
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....        43,415           824,397           66,147           260,219
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................       184,417         1,442,412          142,656           230,195
     TAP 1919 Variable Socially Responsive Balanced Subaccount..       139,837         3,589,511          447,547           342,554

This page is intentionally left blank.

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       AMERICAN FUNDS                                          AMERICAN FUNDS
                                        GLOBAL GROWTH           AMERICAN FUNDS GROWTH           GROWTH-INCOME
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2017          2016          2017          2016          2017          2016
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     2,282,665     3,132,892     4,748,763     5,766,709     3,429,073     4,290,448
Units issued and transferred
   from other funding options..       249,050       316,731       429,606       662,957       233,177       473,574
Units redeemed and transferred
   to other funding options....     (859,566)   (1,166,958)   (2,681,456)   (1,680,903)   (1,341,771)   (1,334,949)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     1,672,149     2,282,665     2,496,913     4,748,763     2,320,479     3,429,073
                                 ============  ============  ============  ============  ============  ============


                                   BHFTI AMERICAN FUNDS         BHFTI AMERICAN FUNDS        BHFTI AMERICAN FUNDS
                                    BALANCED ALLOCATION           GROWTH ALLOCATION          MODERATE ALLOCATION
                                        SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2017          2016          2017          2016          2017          2016
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     1,387,051     1,856,192     3,784,756     4,024,702     1,904,097     1,709,461
Units issued and transferred
   from other funding options..       260,847       289,969       299,019       469,692       376,701       580,956
Units redeemed and transferred
   to other funding options....     (537,230)     (759,110)     (950,357)     (709,638)   (1,914,393)     (386,320)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     1,110,668     1,387,051     3,133,418     3,784,756       366,405     1,904,097
                                 ============  ============  ============  ============  ============  ============


                                       BHFTI BLACKROCK             BHFTI BRIGHTHOUSE           BHFTI BRIGHTHOUSE
                                         HIGH YIELD              ASSET ALLOCATION 100           SMALL CAP VALUE
                                         SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  ---------------------------  ---------------------------
                                     2017          2016           2017          2016           2017          2016
                                 ------------  ------------  -------------  ------------  -------------  ------------

Units beginning of year........       647,362       763,327      2,600,043     2,965,561      1,449,208     2,239,704
Units issued and transferred
   from other funding options..        72,185        94,020        204,310       318,944        139,383       176,425
Units redeemed and transferred
   to other funding options....     (284,879)     (209,985)      (739,555)     (684,462)      (631,084)     (966,921)
                                 ------------  ------------  -------------  ------------  -------------  ------------
Units end of year..............       434,668       647,362      2,064,798     2,600,043        957,507     1,449,208
                                 ============  ============  =============  ============  =============  ============


                                            BHFTI                        BHFTI
                                    BRIGHTHOUSE/ABERDEEN        BRIGHTHOUSE/WELLINGTON            BHFTI CLARION
                                   EMERGING MARKETS EQUITY        LARGE CAP RESEARCH           GLOBAL REAL ESTATE
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  ---------------------------
                                     2017           2016          2017           2016          2017           2016
                                 ------------  -------------  ------------  -------------  ------------  -------------

Units beginning of year........       559,067        755,372       626,954        717,319     1,774,143      2,654,864
Units issued and transferred
   from other funding options..        53,699        196,440        35,600         48,200       188,826        361,651
Units redeemed and transferred
   to other funding options....     (201,364)      (392,745)     (231,784)      (138,565)     (706,446)    (1,242,372)
                                 ------------  -------------  ------------  -------------  ------------  -------------
Units end of year..............       411,402        559,067       430,770        626,954     1,256,523      1,774,143
                                 ============  =============  ============  =============  ============  =============

                                      BHFTI CLEARBRIDGE         BHFTI HARRIS OAKMARK
                                      AGGRESSIVE GROWTH             INTERNATIONAL         BHFTI INVESCO COMSTOCK
                                         SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2017          2016          2017          2016          2017          2016
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     4,996,335     5,788,460     1,776,082     2,359,652       371,165       429,815
Units issued and transferred
   from other funding options..       262,841       461,276       187,686       194,356         9,963        51,398
Units redeemed and transferred
   to other funding options....   (1,466,804)   (1,253,401)     (636,323)     (777,926)     (110,473)     (110,048)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     3,792,372     4,996,335     1,327,445     1,776,082       270,655       371,165
                                 ============  ============  ============  ============  ============  ============


                                        BHFTI INVESCO              BHFTI JPMORGAN                 BHFTI MFS
                                      SMALL CAP GROWTH             SMALL CAP VALUE         RESEARCH INTERNATIONAL
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  ---------------------------
                                      2017         2016          2017          2016           2017          2016
                                 ------------  ------------  ------------  ------------  -------------  ------------

Units beginning of year........       405,584       548,961       269,682       322,306        196,645       267,946
Units issued and transferred
   from other funding options..        21,598        33,916       168,970       101,548         35,340        83,186
Units redeemed and transferred
   to other funding options....     (236,439)     (177,293)      (65,058)     (154,172)       (16,770)     (154,487)
                                 ------------  ------------  ------------  ------------  -------------  ------------
Units end of year..............       190,743       405,584       373,594       269,682        215,215       196,645
                                 ============  ============  ============  ============  =============  ============

                                     BHFTI OPPENHEIMER               BHFTI PIMCO                 BHFTI PIMCO
                                       GLOBAL EQUITY          INFLATION PROTECTED BOND          TOTAL RETURN
                                        SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2017          2016          2017          2016          2017          2016
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     8,907,295    11,552,085       840,705     1,095,415     2,622,909     3,909,510
Units issued and transferred
   from other funding options..       573,697       986,462        91,427       310,914       291,129       410,613
Units redeemed and transferred
   to other funding options....   (2,319,672)   (3,631,252)     (397,358)     (565,624)     (997,083)   (1,697,214)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     7,161,320     8,907,295       534,774       840,705     1,916,955     2,622,909
                                 ============  ============  ============  ============  ============  ============


                                    BHFTI T. ROWE PRICE             BHFTI VICTORY             BHFTII BLACKROCK
                                      LARGE CAP VALUE          SYCAMORE MID CAP VALUE            BOND INCOME
                                        SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2017          2016          2017          2016          2017          2016
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     7,496,656     9,226,186       642,208       902,951     1,359,353     1,498,715
Units issued and transferred
   from other funding options..       515,935       692,966        90,498        82,398       310,736       330,845
Units redeemed and transferred
   to other funding options....   (2,019,478)   (2,422,496)     (184,749)     (343,141)     (773,250)     (470,207)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     5,993,113     7,496,656       547,957       642,208       896,839     1,359,353
                                 ============  ============  ============  ============  ============  ============


      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       BHFTII BLACKROCK             BHFTII BLACKROCK            BHFTII BRIGHTHOUSE
                                     CAPITAL APPRECIATION         ULTRA-SHORT TERM BOND         ASSET ALLOCATION 20
                                          SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  ---------------------------  ---------------------------
                                      2017           2016          2017          2016           2017           2016
                                 -------------  -------------  ------------  -------------  ------------  -------------

Units beginning of year........      3,720,742      4,117,454    11,009,357     12,765,470     1,805,635      2,275,719
Units issued and transferred
   from other funding options..        218,780        282,554     2,730,906      5,060,672       406,104        216,280
Units redeemed and transferred
   to other funding options....    (1,590,596)      (679,266)   (3,694,989)    (6,816,785)     (869,401)      (686,364)
                                 -------------  -------------  ------------  -------------  ------------  -------------
Units end of year..............      2,348,926      3,720,742    10,045,274     11,009,357     1,342,338      1,805,635
                                 =============  =============  ============  =============  ============  =============


                                      BHFTII BRIGHTHOUSE            BHFTII BRIGHTHOUSE           BHFTII BRIGHTHOUSE
                                      ASSET ALLOCATION 40           ASSET ALLOCATION 60          ASSET ALLOCATION 80
                                          SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  ----------------------------  --------------------------
                                      2017           2016           2017          2016           2017          2016
                                 -------------  -------------  -------------  -------------  ------------  ------------

Units beginning of year........      1,933,039      2,793,075     13,974,923     16,518,457    12,190,205    13,589,820
Units issued and transferred
   from other funding options..        256,822        668,734      1,604,063      1,887,807       968,165     1,508,420
Units redeemed and transferred
   to other funding options....      (649,912)    (1,528,770)    (3,424,754)    (4,431,341)   (4,545,201)   (2,908,035)
                                 -------------  -------------  -------------  -------------  ------------  ------------
Units end of year..............      1,539,949      1,933,039     12,154,232     13,974,923     8,613,169    12,190,205
                                 =============  =============  =============  =============  ============  ============

                                                                        BHFTII
                                     BHFTII BRIGHTHOUSE/        BRIGHTHOUSE/WELLINGTON           BHFTII FRONTIER
                                     WELLINGTON BALANCED       CORE EQUITY OPPORTUNITIES         MID CAP GROWTH
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  --------------------------
                                     2017           2016          2017          2016           2017          2016
                                 ------------  -------------  ------------  ------------   ------------  ------------

Units beginning of year........       850,499      1,066,950     1,505,982     1,675,558      4,056,271     4,748,325
Units issued and transferred
   from other funding options..       106,495        261,225        78,036       321,485        282,282       316,517
Units redeemed and transferred
   to other funding options....     (541,867)      (477,676)     (550,899)     (491,061)      (866,360)   (1,008,571)
                                 ------------  -------------  ------------  ------------   ------------  ------------
Units end of year..............       415,127        850,499     1,033,119     1,505,982      3,472,193     4,056,271
                                 ============  =============  ============  ============   ============  ============



                                                                   BHFTII METLIFE               BHFTII METLIFE
                                   BHFTII JENNISON GROWTH       AGGREGATE BOND INDEX            MSCI EAFE INDEX
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  ---------------------------  --------------------------
                                     2017          2016          2017          2016           2017          2016
                                 ------------  ------------  ------------  -------------  ------------  ------------

Units beginning of year........     1,277,253     1,526,972         5,635         13,950        18,845        31,611
Units issued and transferred
   from other funding options..       194,399       181,799            --            449            --            --
Units redeemed and transferred
   to other funding options....     (517,867)     (431,518)            --        (8,764)            --      (12,766)
                                 ------------  ------------  ------------  -------------  ------------  ------------
Units end of year..............       953,785     1,277,253         5,635          5,635        18,845        18,845
                                 ============  ============  ============  =============  ============  ============

                                       BHFTII METLIFE              BHFTII METLIFE               BHFTII MFS
                                     RUSSELL 2000 INDEX              STOCK INDEX               TOTAL RETURN
                                         SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2017          2016          2017          2016          2017          2016
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........        20,792        22,081     8,183,742     9,152,121     3,784,790     4,877,849
Units issued and transferred
   from other funding options..            --         1,289       913,448     1,319,165       331,732       440,430
Units redeemed and transferred
   to other funding options....            --       (2,578)   (4,686,480)   (2,287,544)   (1,406,859)   (1,533,489)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............        20,792        20,792     4,410,710     8,183,742     2,709,663     3,784,790
                                 ============  ============  ============  ============  ============  ============


                                                                                           BHFTII NEUBERGER BERMAN
                                     BHFTII MFS VALUE II          BHFTII MFS VALUE                 GENESIS
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2017          2016          2017          2016          2017          2016
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       241,192       358,472     3,133,019     4,037,169       300,700       400,690
Units issued and transferred
   from other funding options..        47,626        72,877       296,836       344,230        31,211        25,760
Units redeemed and transferred
   to other funding options....      (86,272)     (190,157)   (1,087,349)   (1,248,380)     (123,011)     (125,750)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       202,546       241,192     2,342,506     3,133,019       208,900       300,700
                                 ============  ============  ============  ============  ============  ============

                                                                                                      BHFTII
                                    BHFTII T. ROWE PRICE         BHFTII T. ROWE PRICE        WESTERN ASSET MANAGEMENT
                                      LARGE CAP GROWTH             SMALL CAP GROWTH        STRATEGIC BOND OPPORTUNITIES
                                         SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                 ---------------------------  ---------------------------  -----------------------------
                                     2017          2016           2017           2016           2017           2016
                                 ------------  -------------  ------------  -------------   ------------  -------------

Units beginning of year........     1,911,554      2,439,318     3,928,301      4,554,885      1,825,767          3,687
Units issued and transferred
   from other funding options..       203,335        211,604       307,255        411,471        202,333      2,308,466
Units redeemed and transferred
   to other funding options....     (602,930)      (739,368)   (2,396,235)    (1,038,055)      (819,261)      (486,386)
                                 ------------  -------------  ------------  -------------   ------------  -------------
Units end of year..............     1,511,959      1,911,554     1,839,321      3,928,301      1,208,839      1,825,767
                                 ============  =============  ============  =============   ============  =============


                                           BHFTII
                                  WESTERN ASSET MANAGEMENT
                                       U.S. GOVERNMENT         FIDELITY VIP CONTRAFUND        FIDELITY VIP MID CAP
                                         SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                 --------------------------  ---------------------------  ---------------------------
                                     2017          2016          2017           2016           2017          2016
                                 ------------  ------------  -------------  ------------  -------------  ------------

Units beginning of year........     2,496,936     3,286,679      2,428,490     3,489,630      2,697,086     3,250,677
Units issued and transferred
   from other funding options..       237,363       396,089        214,029       332,461        192,605       309,852
Units redeemed and transferred
   to other funding options....   (1,213,223)   (1,185,832)      (844,926)   (1,393,601)    (1,033,914)     (863,443)
                                 ------------  ------------  -------------  ------------  -------------  ------------
Units end of year..............     1,521,076     2,496,936      1,797,593     2,428,490      1,855,777     2,697,086
                                 ============  ============  =============  ============  =============  ============


      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       FTVIPT FRANKLIN             FTVIPT TEMPLETON            FTVIPT TEMPLETON
                                  SMALL-MID CAP GROWTH VIP      DEVELOPING MARKETS VIP            FOREIGN VIP
                                         SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 ---------------------------  --------------------------  --------------------------
                                     2017          2016           2017          2016          2017          2016
                                 ------------  ------------   ------------  ------------  ------------  ------------

Units beginning of year........       478,628       619,129        614,688       939,956     1,083,041     1,360,427
Units issued and transferred
   from other funding options..        39,804        56,233         75,890       134,388       166,716       144,552
Units redeemed and transferred
   to other funding options....     (263,450)     (196,734)      (276,897)     (459,656)     (608,720)     (421,938)
                                 ------------  ------------   ------------  ------------  ------------  ------------
Units end of year..............       254,982       478,628        413,681       614,688       641,037     1,083,041
                                 ============  ============   ============  ============  ============  ============


                                                                   LMPET CLEARBRIDGE          LMPIT WESTERN ASSET
                                 JANUS HENDERSON ENTERPRISE         SMALL CAP VALUE             CORPORATE BOND
                                         SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 ---------------------------  --------------------------  --------------------------
                                     2017          2016           2017          2016          2017          2016
                                 ------------  ------------   ------------  ------------  ------------  ------------

Units beginning of year........     4,773,522     5,659,374          6,564        12,708       917,406     1,173,335
Units issued and transferred
   from other funding options..       470,533       652,035             --           321       164,284       335,918
Units redeemed and transferred
   to other funding options....   (1,516,814)   (1,537,887)             --       (6,465)     (242,267)     (591,847)
                                 ------------  ------------   ------------  ------------  ------------  ------------
Units end of year..............     3,727,241     4,773,522          6,564         6,564       839,423       917,406
                                 ============  ============   ============  ============  ============  ============

                                     LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
                                 VARIABLE AGGRESSIVE GROWTH      VARIABLE APPRECIATION    VARIABLE DIVIDEND STRATEGY
                                         SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 ---------------------------  --------------------------  ---------------------------
                                     2017          2016           2017          2016          2017          2016
                                 ------------  ------------   ------------  ------------  ------------  ------------

Units beginning of year........     1,523,795     2,259,884      2,750,250     3,046,939       779,625       987,970
Units issued and transferred
   from other funding options..        67,060       146,010        102,031       197,202        53,380       118,651
Units redeemed and transferred
   to other funding options....     (502,495)     (882,099)      (653,586)     (493,891)     (234,793)     (326,996)
                                 ------------  ------------   ------------  ------------  ------------  ------------
Units end of year..............     1,088,360     1,523,795      2,198,695     2,750,250       598,212       779,625
                                 ============  ============   ============  ============  ============  ============


                                     LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
                                  VARIABLE LARGE CAP GROWTH    VARIABLE LARGE CAP VALUE    VARIABLE SMALL CAP GROWTH
                                         SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 ---------------------------  --------------------------  ---------------------------
                                     2017          2016           2017          2016          2017          2016
                                 ------------  ------------   ------------  ------------  ------------  ------------

Units beginning of year........       419,985       579,068        534,966       751,005       434,444       694,679
Units issued and transferred
   from other funding options..        17,864        23,083         24,185        71,508        24,121        50,778
Units redeemed and transferred
   to other funding options....     (192,686)     (182,166)      (184,006)     (287,547)      (98,405)     (311,013)
                                 ------------  ------------   ------------  ------------  ------------  ------------
Units end of year..............       245,163       419,985        375,145       534,966       360,160       434,444
                                 ============  ============   ============  ============  ============  ============

                                                  LMPVIT                      TAP 1919
                                          WESTERN ASSET VARIABLE          VARIABLE SOCIALLY
                                          GLOBAL HIGH YIELD BOND         RESPONSIVE BALANCED
                                                SUBACCOUNT                   SUBACCOUNT
                                        --------------------------  ---------------------------
                                            2017          2016           2017          2016
                                        ------------  ------------  -------------  ------------

Units beginning of year...............       549,511       690,313      1,857,673     1,947,009
Units issued and transferred
   from other funding options.........        38,718        48,281         74,763        47,814
Units redeemed and transferred
   to other funding options...........      (90,547)     (189,083)      (151,490)     (137,150)
                                        ------------  ------------  -------------  ------------
Units end of year.....................       497,682       549,511      1,780,946     1,857,673
                                        ============  ============  =============  ============


      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund, for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  American Funds Global Growth  2017     1,672,149       2.93 - 3.48       5,103,955
     Subaccount                 2016     2,282,665       2.26 - 2.65       5,382,080
                                2015     3,132,892       2.28 - 2.64       7,445,724
                                2014     4,328,271       2.17 - 2.48       9,718,666
                                2013     6,749,854       2.15 - 2.43      15,084,010

  American Funds Growth         2017     2,496,913       2.85 - 3.33       7,479,799
     Subaccount                 2016     4,748,763       2.25 - 2.64      11,352,676
                                2015     5,766,709       2.09 - 2.42      12,721,243
                                2014     7,717,143       1.99 - 2.27      16,071,673
                                2013    10,563,113       1.86 - 2.10      20,502,637

  American Funds Growth-Income  2017     2,320,479       2.43 - 2.93       5,858,614
     Subaccount                 2016     3,429,073       2.02 - 2.40       7,212,387
                                2015     4,290,448       1.84 - 2.15       8,222,692
                                2014     5,254,400       1.84 - 2.12      10,020,582
                                2013     7,068,276       1.69 - 1.92      12,351,212

  BHFTI American Funds          2017     1,110,668       1.55 - 1.75       1,754,973
     Balanced Allocation        2016     1,387,051       1.35 - 1.50       1,905,216
     Subaccount                 2015     1,856,192       1.27 - 1.40       2,394,796
                                2014     2,236,967       1.30 - 1.41       2,946,891
                                2013     2,981,922       1.24 - 1.33       3,775,611

  BHFTI American Funds Growth   2017     3,133,418       1.63 - 1.84       5,388,522
     Allocation Subaccount      2016     3,784,756       1.37 - 1.52       5,394,491
                                2015     4,024,702       1.27 - 1.40       5,313,984
                                2014     4,116,931       1.30 - 1.42       5,519,417
                                2013     4,230,595       1.24 - 1.33       5,375,057

  BHFTI American Funds          2017       366,405       1.46 - 1.59         548,542
     Moderate Allocation        2016     1,904,097       1.31 - 1.46       2,579,071
     Subaccount                 2015     1,709,461       1.25 - 1.37       2,191,347
                                2014     3,542,229       1.27 - 1.38       4,706,332
                                2013     2,258,341       1.22 - 1.31       2,815,960

  BHFTI BlackRock High Yield    2017       434,668       3.02 - 3.77       1,371,974
     Subaccount                 2016       647,362       2.41 - 3.50       1,945,135
                                2015       763,327       2.13 - 3.07       2,031,907
                                2014     1,324,631       2.24 - 3.20       3,702,123
                                2013     1,919,169       2.19 - 3.11       5,269,655

  BHFTI Brighthouse Asset       2017     2,064,798       1.65 - 1.83       3,494,661
     Allocation 100 Subaccount  2016     2,600,043       1.36 - 1.55       3,642,951
                                2015     2,965,561       1.04 - 1.43       3,860,702
                                2014     3,949,029       1.10 - 1.46       5,308,960
                                2013     4,909,555       1.27 - 1.39       6,379,286

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  American Funds Global Growth  2017      0.64         0.25 - 1.50        29.52 - 31.14
     Subaccount                 2016      0.84         0.25 - 1.50        (0.88) - 0.37
                                2015      0.94         0.25 - 1.50          5.34 - 6.67
                                2014      1.02         0.25 - 1.50          0.79 - 2.06
                                2013      1.17         0.25 - 1.50        27.26 - 28.85

  American Funds Growth         2017      0.50         0.35 - 1.50        26.39 - 27.84
     Subaccount                 2016      0.75         0.25 - 1.50          7.86 - 9.21
                                2015      0.55         0.25 - 1.50          5.27 - 6.59
                                2014      0.68         0.25 - 1.50          6.89 - 8.24
                                2013      0.90         0.25 - 1.50        28.17 - 29.78

  American Funds Growth-Income  2017      1.31         0.15 - 1.50        20.57 - 22.20
     Subaccount                 2016      1.40         0.15 - 1.50         9.86 - 11.35
                                2015      1.25         0.15 - 1.50        (0.06) - 1.30
                                2014      1.18         0.15 - 1.50         8.99 - 10.47
                                2013      1.31         0.15 - 1.50        31.51 - 33.30

  BHFTI American Funds          2017      1.47         0.25 - 1.50        15.12 - 16.56
     Balanced Allocation        2016      1.81         0.25 - 1.50          6.20 - 7.54
     Subaccount                 2015      1.47         0.25 - 1.50      (2.18) - (0.95)
                                2014      1.28         0.25 - 1.50          4.47 - 5.78
                                2013      1.31         0.25 - 1.50        16.77 - 18.24

  BHFTI American Funds Growth   2017      1.28         0.25 - 1.50        19.54 - 21.04
     Allocation Subaccount      2016      1.28         0.25 - 1.50          7.34 - 8.69
                                2015      1.30         0.25 - 1.50      (2.23) - (1.00)
                                2014      1.01         0.25 - 1.50          4.80 - 6.12
                                2013      1.03         0.25 - 1.50        23.25 - 24.80

  BHFTI American Funds          2017      2.00         0.60 - 1.50        11.29 - 12.29
     Moderate Allocation        2016      1.91         0.25 - 1.50          5.42 - 6.75
     Subaccount                 2015      1.93         0.25 - 1.50      (2.20) - (0.97)
                                2014      1.02         0.25 - 1.50          4.51 - 5.83
                                2013      1.57         0.25 - 1.50        11.83 - 13.24

  BHFTI BlackRock High Yield    2017      5.45         0.34 - 1.39          6.58 - 7.70
     Subaccount                 2016      6.89         0.14 - 1.39        12.69 - 14.10
                                2015      8.11         0.14 - 1.39      (5.07) - (3.87)
                                2014      6.45         0.14 - 1.39          1.98 - 3.27
                                2013      6.81         0.14 - 1.39          8.25 - 9.61

  BHFTI Brighthouse Asset       2017      1.17         0.60 - 1.50        21.11 - 22.20
     Allocation 100 Subaccount  2016      2.24         0.25 - 1.50          7.36 - 8.71
                                2015      1.34         0.25 - 1.50      (5.43) - (2.25)
                                2014      0.74         0.25 - 1.50          1.42 - 4.83
                                2013      0.75         0.25 - 1.50      (29.30) - 29.18

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  BHFTI Brighthouse Small Cap   2017       957,507       3.12 - 3.69       3,119,303
     Value Subaccount           2016     1,449,208       2.83 - 3.36       4,269,292
                                2015     2,239,704       2.19 - 2.57       5,085,307
                                2014     3,199,847       2.35 - 2.72       7,763,831
                                2013     4,617,076       2.35 - 2.68      11,226,496

  BHFTI Brighthouse/Aberdeen    2017       411,402       1.23 - 1.39         518,228
     Emerging Markets Equity    2016       559,067       0.97 - 1.11         556,506
     Subaccount                 2015       755,372       0.88 - 0.99         682,093
                                2014       817,438       1.03 - 1.15         867,100
                                2013     1,241,435       1.12 - 1.23       1,431,820

  BHFTI Brighthouse/Wellington  2017       430,770       2.01 - 3.15         920,287
     Large Cap Research         2016       626,954       1.68 - 2.59       1,107,365
     Subaccount                 2015       717,319       1.57 - 2.40       1,193,645
                                2014       920,338       1.53 - 2.31       1,493,552
                                2013     1,259,070       1.37 - 2.04       1,818,577

  BHFTI Clarion Global Real     2017     1,256,523       1.27 - 1.45       1,644,474
     Estate Subaccount          2016     1,774,143       1.16 - 1.32       2,124,531
                                2015     2,654,864       1.16 - 1.30       3,186,828
                                2014     4,084,326       1.20 - 1.33       5,029,560
                                2013     5,297,013       1.07 - 1.18       5,817,301

  BHFTI ClearBridge Aggressive  2017     3,792,372       4.85 - 6.07      19,209,119
     Growth Subaccount          2016     4,996,335       2.25 - 5.14      21,646,514
                                2015     5,788,460       2.19 - 5.01      24,656,909
                                2014     7,397,169       2.28 - 5.23      33,195,725
                                2013     1,036,051       1.28 - 1.46       1,384,760

  BHFTI Harris Oakmark          2017     1,327,445       2.77 - 3.65       3,872,924
     International Subaccount   2016     1,776,082       2.15 - 2.80       4,019,177
                                2015     2,359,652       2.00 - 2.59       4,991,505
                                2014     3,107,507       2.09 - 2.72       6,979,343
                                2013     4,029,737       2.22 - 2.89       9,747,626

  BHFTI Invesco Comstock        2017       270,655       2.96 - 3.51         836,760
     Subaccount                 2016       371,165       2.55 - 3.02         982,145
                                2015       429,815       2.21 - 2.58         982,083
                                2014       585,466       2.38 - 2.76       1,442,269
                                2013       648,309       2.21 - 2.53       1,482,942

  BHFTI Invesco Small Cap       2017       190,743       2.80 - 3.13         561,154
     Growth Subaccount          2016       405,584       2.27 - 2.61         966,014
                                2015       548,961       2.06 - 2.32       1,180,103
                                2014       679,702       2.12 - 2.36       1,500,040
                                2013       947,522       1.99 - 2.21       1,950,041

  BHFTI JPMorgan Small Cap      2017       373,594       2.18 - 2.48         835,906
     Value Subaccount           2016       269,682       2.13 - 2.40         592,084
                                2015       322,306       1.66 - 1.84         545,633
                                2014       454,477       1.81 - 2.03         841,084
                                2013       819,071       1.76 - 1.95       1,498,248

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Brighthouse Small Cap   2017      0.94         0.35 - 1.50         10.04 - 11.31
     Value Subaccount           2016      1.07         0.25 - 1.50         29.30 - 30.93
                                2015      0.10         0.25 - 1.50       (6.82) - (5.64)
                                2014      0.04         0.25 - 1.50           0.20 - 1.46
                                2013      1.01         0.25 - 1.50         30.48 - 32.12

  BHFTI Brighthouse/Aberdeen    2017      1.36         0.45 - 1.50         26.68 - 28.01
     Emerging Markets Equity    2016      1.26         0.25 - 1.50         10.17 - 11.55
     Subaccount                 2015      2.20         0.25 - 1.50     (14.95) - (13.87)
                                2014      1.24         0.25 - 1.50       (7.63) - (6.47)
                                2013      1.47         0.25 - 1.50       (6.22) - (5.04)

  BHFTI Brighthouse/Wellington  2017      0.98         0.35 - 1.50         20.12 - 21.51
     Large Cap Research         2016      2.31         0.35 - 1.50           6.68 - 7.92
     Subaccount                 2015      0.82         0.25 - 1.50           2.90 - 4.19
                                2014      0.82         0.25 - 1.50         11.93 - 13.34
                                2013      1.33         0.25 - 1.50         32.17 - 33.83

  BHFTI Clarion Global Real     2017      3.78         0.35 - 1.50          9.33 - 10.59
     Estate Subaccount          2016      2.39         0.25 - 1.50         (0.35) - 0.90
                                2015      3.99         0.35 - 1.50       (2.70) - (1.57)
                                2014      1.91         0.25 - 1.50         11.98 - 13.39
                                2013      7.22         0.25 - 1.50           2.22 - 3.50

  BHFTI ClearBridge Aggressive  2017      0.95         0.45 - 1.50         16.94 - 18.17
     Growth Subaccount          2016      0.66         0.25 - 1.50           1.45 - 2.73
                                2015      0.42         0.25 - 1.50       (5.24) - (4.05)
                                2014      0.01         0.25 - 1.50         12.60 - 13.55
                                2013      0.20         0.45 - 1.50         43.60 - 45.11

  BHFTI Harris Oakmark          2017      1.82         0.35 - 1.50         28.84 - 30.33
     International Subaccount   2016      2.38         0.25 - 1.50           6.81 - 8.16
                                2015      3.30         0.25 - 1.50       (5.74) - (4.55)
                                2014      2.72         0.25 - 1.50       (6.93) - (5.76)
                                2013      2.68         0.25 - 1.50         28.86 - 30.48

  BHFTI Invesco Comstock        2017      2.44         0.35 - 1.50         16.27 - 17.61
     Subaccount                 2016      2.49         0.25 - 1.50         15.55 - 17.00
                                2015      2.81         0.25 - 1.50       (7.37) - (6.21)
                                2014      0.98         0.25 - 1.50           7.68 - 9.04
                                2013      1.11         0.25 - 1.50         33.38 - 35.05

  BHFTI Invesco Small Cap       2017        --         0.60 - 1.50         23.74 - 24.86
     Growth Subaccount          2016        --         0.25 - 1.50         10.06 - 11.44
                                2015      0.15         0.35 - 1.50       (2.89) - (1.77)
                                2014        --         0.35 - 1.50           6.57 - 7.80
                                2013      0.43         0.25 - 1.50         38.45 - 40.18

  BHFTI JPMorgan Small Cap      2017      1.54         0.45 - 1.50           2.09 - 3.16
     Value Subaccount           2016      1.86         0.45 - 1.50         28.91 - 30.27
                                2015      1.43         0.45 - 1.50       (8.63) - (7.67)
                                2014      1.33         0.25 - 1.50           3.10 - 4.40
                                2013      0.72         0.25 - 1.50         31.27 - 32.92

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  BHFTI MFS Research            2017       215,215       1.87 - 2.17         416,409
     International Subaccount   2016       196,645       1.48 - 1.80         300,565
                                2015       267,946       1.51 - 1.82         422,498
                                2014       243,782       1.56 - 1.81         396,098
                                2013       250,647       1.71 - 2.01         444,463

  BHFTI Oppenheimer Global      2017     7,161,320       1.60 - 1.69      11,578,277
     Equity Subaccount          2016     8,907,295       1.19 - 2.63      10,665,394
                                2015    11,552,085       1.20 - 2.66      13,966,324
                                2014    14,855,801       1.17 - 1.20      17,481,464
                                2013    18,329,719       1.16 - 3.07      21,359,400

  BHFTI PIMCO Inflation         2017       534,774       1.32 - 1.48         730,211
     Protected Bond Subaccount  2016       840,705       1.29 - 1.49       1,130,632
                                2015     1,095,415       1.25 - 1.39       1,414,981
                                2014     2,293,990       1.30 - 1.47       3,116,387
                                2013     3,155,975       1.28 - 1.43       4,202,507

  BHFTI PIMCO Total Return      2017     1,916,955       1.89 - 2.25       3,798,697
     Subaccount                 2016     2,622,909       1.84 - 2.23       5,047,931
                                2015     3,909,510       1.82 - 2.18       7,407,869
                                2014     5,341,215       1.84 - 2.19      10,269,718
                                2013     7,716,961       1.80 - 2.10      14,504,389

  BHFTI T. Rowe Price Large     2017     5,993,113       1.62 - 2.17      11,262,560
     Cap Value Subaccount       2016     7,496,656       1.41 - 2.10      12,209,087
                                2015     9,226,186       1.23 - 1.81      13,163,926
                                2014    12,436,787       1.30 - 1.88      18,615,644
                                2013    12,857,685       1.34 - 1.48      17,670,185

  BHFTI Victory Sycamore Mid    2017       547,957       2.06 - 2.41       1,171,639
     Cap Value Subaccount       2016       642,208       1.91 - 2.24       1,284,365
                                2015       902,951       1.68 - 1.94       1,583,667
                                2014     1,568,292       1.87 - 2.14       3,041,669
                                2013     2,064,679       1.73 - 1.96       3,723,478

  BHFTII BlackRock Bond         2017       896,839       1.91 - 2.37       1,834,866
     Income Subaccount          2016     1,359,353       1.86 - 2.28       2,702,094
                                2015     1,498,715       1.83 - 2.22       2,921,615
                                2014     2,611,703       1.84 - 2.22       5,146,554
                                2013     3,055,657       1.72 - 2.08       5,684,763

  BHFTII BlackRock Capital      2017     2,348,926       2.91 - 3.63       7,119,220
     Appreciation Subaccount    2016     3,720,742       1.54 - 2.72       8,726,023
                                2015     4,117,454       1.55 - 2.73       9,759,581
                                2014     5,490,962       1.46 - 2.58      12,385,220
                                2013     7,042,640       1.34 - 2.38      14,799,310

  BHFTII BlackRock Ultra-Short  2017    10,045,274       1.06 - 1.30      11,723,454
     Term Bond Subaccount       2016    11,009,357       1.07 - 1.30      12,760,659
                                2015    12,765,470       1.08 - 1.30      14,857,345
                                2014    14,102,094       1.10 - 1.31      16,372,449
                                2013    25,249,335       1.12 - 1.31      30,084,511

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI MFS Research            2017      1.77         0.60 - 1.50        26.25 - 27.39
     International Subaccount   2016      2.16         0.25 - 1.50      (2.35) - (1.12)
                                2015      2.74         0.25 - 1.50      (3.24) - (2.02)
                                2014      2.08         0.45 - 1.50      (8.33) - (7.37)
                                2013      3.18         0.25 - 1.50        17.48 - 18.96

  BHFTI Oppenheimer Global      2017      1.01         0.35 - 1.50        34.88 - 36.43
     Equity Subaccount          2016      1.03         0.25 - 1.50        (1.16) - 0.08
                                2015      1.02         0.25 - 1.50          2.47 - 3.76
                                2014      0.94         0.25 - 1.50          0.72 - 1.98
                                2013      0.21         0.25 - 1.50        15.57 - 26.80

  BHFTI PIMCO Inflation         2017      1.86         0.60 - 1.50          2.26 - 3.19
     Protected Bond Subaccount  2016        --         0.25 - 1.50          3.60 - 4.90
                                2015      6.26         0.45 - 1.50      (4.36) - (3.35)
                                2014      1.94         0.25 - 1.50          1.64 - 2.92
                                2013      3.21         0.25 - 1.50     (10.34) - (9.21)

  BHFTI PIMCO Total Return      2017      1.79         0.35 - 1.50          2.95 - 4.14
     Subaccount                 2016      2.61         0.25 - 1.50          1.08 - 2.35
                                2015      5.37         0.25 - 1.50      (1.48) - (0.24)
                                2014      2.47         0.25 - 1.50          2.64 - 3.93
                                2013      4.48         0.25 - 1.50      (3.38) - (2.16)

  BHFTI T. Rowe Price Large     2017      2.04         0.25 - 1.50        15.21 - 16.66
     Cap Value Subaccount       2016      2.89         0.25 - 1.50        14.22 - 15.77
                                2015      1.53         0.25 - 1.50      (5.02) - (3.73)
                                2014      1.17         0.25 - 1.50         9.17 - 13.00
                                2013      1.53         0.25 - 1.50        31.78 - 33.44

  BHFTI Victory Sycamore Mid    2017      0.86         0.35 - 1.50          7.85 - 9.09
     Cap Value Subaccount       2016      0.67         0.25 - 1.50        13.78 - 15.22
                                2015      0.46         0.25 - 1.50     (10.34) - (9.21)
                                2014      0.51         0.25 - 1.50          8.01 - 9.37
                                2013      0.78         0.25 - 1.50        28.37 - 29.98

  BHFTII BlackRock Bond         2017      3.11         0.45 - 1.50          2.56 - 3.64
     Income Subaccount          2016      3.19         0.25 - 1.50          1.59 - 2.86
                                2015      3.66         0.25 - 1.50        (0.90) - 0.34
                                2014      3.52         0.25 - 1.50          5.49 - 6.82
                                2013      4.33         0.25 - 1.50      (2.24) - (1.01)

  BHFTII BlackRock Capital      2017      0.11         0.45 - 1.50        31.94 - 33.33
     Appreciation Subaccount    2016        --         0.25 - 1.50      (1.40) - (0.16)
                                2015        --         0.25 - 1.50          4.70 - 6.01
                                2014      0.07         0.25 - 1.50          7.28 - 8.63
                                2013      0.84         0.25 - 1.50        32.22 - 33.88

  BHFTII BlackRock Ultra-Short  2017      0.17         0.15 - 1.50        (0.76) - 0.59
     Term Bond Subaccount       2016      0.02         0.15 - 1.50        (1.29) - 0.05
                                2015        --         0.15 - 1.50      (1.49) - (0.15)
                                2014        --         0.15 - 1.50      (1.49) - (0.15)
                                2013        --         0.15 - 1.50      (1.49) - (0.15)

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ----------------  -------------
  BHFTII Brighthouse Asset       2017     1,342,338       1.45 - 1.61      1,981,626
     Allocation 20 Subaccount    2016     1,805,635       1.37 - 1.57      2,535,180
                                 2015     2,275,719       1.33 - 1.45      3,102,756
                                 2014     3,084,359       1.36 - 1.52      4,280,099
                                 2013     3,987,660       1.32 - 1.46      5,394,707

  BHFTII Brighthouse Asset       2017     1,539,949       1.53 - 1.73      2,498,531
     Allocation 40 Subaccount    2016     1,933,039       1.41 - 1.57      2,854,698
                                 2015     2,793,075       1.35 - 1.49      3,909,030
                                 2014     3,335,347       1.38 - 1.54      4,756,107
                                 2013     4,467,610       1.34 - 1.47      6,143,503

  BHFTII Brighthouse Asset       2017    12,154,232       1.60 - 1.85     19,991,649
     Allocation 60 Subaccount    2016    13,974,923       1.41 - 1.62     20,333,319
                                 2015    16,518,457       1.34 - 1.51     22,707,494
                                 2014    19,358,259       1.38 - 1.54     27,292,009
                                 2013    24,684,941       1.33 - 1.47     33,678,728

  BHFTII Brighthouse Asset       2017     8,613,169       1.65 - 1.88     14,607,696
     Allocation 80 Subaccount    2016    12,190,205       1.40 - 1.59     17,591,094
                                 2015    13,589,820       1.32 - 1.47     18,400,385
                                 2014    17,432,135       1.36 - 1.52     24,275,174
                                 2013    21,826,937       1.31 - 1.44     29,351,565

  BHFTII Brighthouse/Wellington  2017       415,127       1.91 - 2.18        826,816
     Balanced Subaccount         2016       850,499       1.68 - 1.94      1,470,807
                                 2015     1,066,950       1.60 - 1.82      1,760,276
                                 2014     1,589,963       1.58 - 1.78      2,583,654
                                 2013       920,497       1.45 - 1.61      1,373,836

  BHFTII Brighthouse/Wellington  2017     1,033,119       2.02 - 2.48      2,190,918
     Core Equity Opportunities   2016     1,505,982       1.72 - 2.09      2,708,162
     Subaccount                  2015     1,675,558       1.63 - 1.96      2,837,028
                                 2014     2,279,208       1.62 - 1.92      3,808,781
                                 2013     3,542,902       1.48 - 1.74      5,492,199

  BHFTII Frontier Mid Cap        2017     3,472,193       1.25 - 1.49      4,500,985
     Growth Subaccount           2016     4,056,271       1.02 - 1.24      4,270,028
                                 2015     4,748,325       0.98 - 1.18      4,813,324
                                 2014     6,161,883       0.97 - 1.15      6,181,141
                                 2013     7,777,376       0.89 - 1.04      7,176,129

  BHFTII Jennison Growth         2017       953,785       1.90 - 2.34      1,919,746
     Subaccount                  2016     1,277,253       1.40 - 1.71      1,926,126
                                 2015     1,526,972       1.42 - 1.71      2,322,197
                                 2014     1,355,510       1.30 - 1.57      1,879,315
                                 2013     1,714,751       1.21 - 2.03      2,192,144

  BHFTII MetLife Aggregate       2017         5,635       1.70 - 1.90         10,351
     Bond Index Subaccount       2016         5,635       1.67 - 1.86         10,129
                                 2015        13,950       1.66 - 1.83         24,186
                                 2014        16,382       1.68 - 1.84         28,768
                                 2013        16,924       1.61 - 1.75         28,404

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTII Brighthouse Asset       2017      2.09         0.60 - 1.50          5.34 - 6.29
     Allocation 20 Subaccount    2016      3.16         0.25 - 1.50          2.97 - 4.27
                                 2015      1.90         0.60 - 1.50      (2.07) - (1.18)
                                 2014      3.95         0.25 - 1.50          2.92 - 4.21
                                 2013      2.95         0.25 - 1.50          2.73 - 4.03

  BHFTII Brighthouse Asset       2017      2.12         0.45 - 1.50         9.00 - 10.15
     Allocation 40 Subaccount    2016      3.70         0.45 - 1.50          4.51 - 5.61
                                 2015      0.28         0.45 - 1.50      (2.55) - (1.52)
                                 2014      2.99         0.25 - 1.50          3.36 - 4.66
                                 2013      2.53         0.25 - 1.50         9.27 - 10.65

  BHFTII Brighthouse Asset       2017      1.76         0.25 - 1.50        13.03 - 14.45
     Allocation 60 Subaccount    2016      3.07         0.25 - 1.50          5.51 - 6.84
                                 2015      0.54         0.25 - 1.50      (2.74) - (1.51)
                                 2014      2.18         0.25 - 1.50          3.49 - 4.79
                                 2013      1.94         0.25 - 1.50        16.23 - 17.69

  BHFTII Brighthouse Asset       2017      1.59         0.35 - 1.50        17.39 - 18.75
     Allocation 80 Subaccount    2016      2.90         0.35 - 1.50          6.53 - 7.76
                                 2015      0.34         0.35 - 1.50      (3.16) - (2.04)
                                 2014      1.72         0.25 - 1.50          3.66 - 4.96
                                 2013      1.42         0.25 - 1.50        22.46 - 24.00

  BHFTII Brighthouse/Wellington  2017      2.14         0.45 - 1.50        13.43 - 14.62
     Balanced Subaccount         2016      2.88         0.25 - 1.50          5.40 - 6.73
                                 2015      1.87         0.25 - 1.50          1.05 - 2.32
                                 2014      1.85         0.25 - 1.50         8.91 - 10.28
                                 2013      2.02         0.25 - 1.50        18.80 - 20.29

  BHFTII Brighthouse/Wellington  2017      1.56         0.45 - 1.50        17.30 - 18.53
     Core Equity Opportunities   2016      1.76         0.25 - 1.50          5.75 - 7.08
     Subaccount                  2015      1.85         0.25 - 1.50          0.87 - 2.14
                                 2014      0.76         0.25 - 1.50         8.99 - 10.36
                                 2013      1.44         0.25 - 1.50        31.71 - 33.37

  BHFTII Frontier Mid Cap        2017        --         0.45 - 1.50        23.28 - 24.58
     Growth Subaccount           2016        --         0.25 - 1.50          3.73 - 5.03
                                 2015        --         0.25 - 1.50          1.25 - 2.52
                                 2014        --         0.25 - 1.50         9.40 - 10.78
                                 2013      1.19         0.25 - 1.50        30.66 - 32.30

  BHFTII Jennison Growth         2017      0.31         0.25 - 1.50        34.96 - 36.98
     Subaccount                  2016      0.30         0.25 - 1.50      (1.62) - (0.08)
                                 2015      0.27         0.25 - 1.50         8.89 - 10.51
                                 2014      0.27         0.25 - 1.50          7.12 - 8.78
                                 2013      0.42         0.25 - 1.50        34.70 - 36.66

  BHFTII MetLife Aggregate       2017      2.92         0.85 - 1.50          1.73 - 2.39
     Bond Index Subaccount       2016      2.56         0.85 - 1.50          0.83 - 1.48
                                 2015      2.88         0.85 - 1.50      (1.24) - (0.59)
                                 2014      3.00         0.85 - 1.50          4.23 - 4.91
                                 2013      3.63         0.85 - 1.50      (3.78) - (3.15)

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ----------------  -------------
  BHFTII MetLife MSCI EAFE     2017        18,845       1.23 - 1.37         23,791
     Index Subaccount          2016        18,845       1.00 - 1.11         19,303
                               2015        31,611       1.00 - 1.10         33,398
                               2014        32,494       1.02 - 1.13         35,069
                               2013        39,022       1.11 - 1.21         45,038

  BHFTII MetLife Russell 2000  2017        20,792       2.58 - 2.89         54,445
     Index Subaccount          2016        20,792       2.29 - 2.54         48,155
                               2015        22,081       1.91 - 2.11         42,812
                               2014        28,751       2.03 - 2.23         59,475
                               2013        36,794       1.96 - 2.15         74,083

  BHFTII MetLife Stock Index   2017     4,410,710       2.25 - 2.67     10,242,583
     Subaccount                2016     8,183,742       1.88 - 2.81     16,118,211
                               2015     9,152,121       1.70 - 2.52     16,314,310
                               2014    11,102,322       1.71 - 2.50     19,793,399
                               2013    13,310,573       1.53 - 2.21     21,316,349

  BHFTII MFS Total Return      2017     2,709,663       2.74 - 4.25      9,521,417
     Subaccount                2016     3,784,790       2.27 - 3.80     12,131,414
                               2015     4,877,849       2.09 - 3.51     14,291,415
                               2014     7,016,620       2.10 - 3.53     21,143,454
                               2013     9,015,156       1.94 - 3.27     25,626,305

  BHFTII MFS Value II          2017       202,546       1.97 - 2.27        418,813
     Subaccount                2016       241,192       1.86 - 2.24        470,242
                               2015       358,472       1.60 - 1.90        599,936
                               2014       395,023       1.73 - 2.03        714,290
                               2013       615,027       1.60 - 1.81      1,021,282

  BHFTII MFS Value Subaccount  2017     2,342,506       2.78 - 3.25      6,741,726
                               2016     3,133,019       2.39 - 2.80      7,781,590
                               2015     4,037,169       2.12 - 2.45      8,883,150
                               2014     5,751,488       2.16 - 2.46     12,872,025
                               2013     7,511,579       1.98 - 2.23     15,355,608

  BHFTII Neuberger Berman      2017       208,900       3.82 - 5.24        948,378
     Genesis Subaccount        2016       300,700       3.31 - 4.68      1,208,642
     (Commenced 4/29/2013)     2015       400,690       2.35 - 3.96      1,374,067
                               2014       681,704       2.34 - 3.96      2,367,698
                               2013     1,035,597       2.34 - 3.97      3,679,942

  BHFTII T. Rowe Price Large   2017     1,511,959       2.54 - 2.94      3,951,232
     Cap Growth Subaccount     2016     1,911,554       1.93 - 2.21      3,802,570
                               2015     2,439,318       1.93 - 2.18      4,840,088
                               2014     3,036,453       1.77 - 1.98      5,520,969
                               2013     4,166,585       1.65 - 1.82      7,059,837

  BHFTII T. Rowe Price Small   2017     1,839,321       3.14 - 3.85      5,968,938
     Cap Growth Subaccount     2016     3,928,301       2.60 - 3.19     10,915,053
                               2015     4,554,885       2.37 - 2.87     11,463,322
                               2014     5,588,284       2.34 - 2.81     13,873,826
                               2013     7,023,332       2.20 - 2.64     16,608,408

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  BHFTII MetLife MSCI EAFE     2017      2.68         0.85 - 1.50        23.05 - 23.85
     Index Subaccount          2016      3.15         0.85 - 1.50        (0.17) - 0.48
                               2015      3.24         0.85 - 1.50      (2.56) - (1.93)
                               2014      2.54         0.85 - 1.50      (7.40) - (6.80)
                               2013      3.26         0.85 - 1.50        20.05 - 20.83

  BHFTII MetLife Russell 2000  2017      1.20         0.85 - 1.50        12.97 - 13.70
     Index Subaccount          2016      1.41         0.85 - 1.50        19.48 - 20.26
                               2015      1.21         0.85 - 1.50      (5.70) - (5.08)
                               2014      1.07         0.85 - 1.50          3.48 - 4.15
                               2013      1.65         0.80 - 1.50        36.49 - 37.45

  BHFTII MetLife Stock Index   2017      1.80         0.45 - 1.50        19.74 - 20.99
     Subaccount                2016      1.99         0.25 - 1.50        10.01 - 11.39
                               2015      1.76         0.25 - 1.50        (0.34) - 0.91
                               2014      1.75         0.25 - 1.50        11.68 - 13.08
                               2013      1.91         0.25 - 1.50        30.05 - 31.69

  BHFTII MFS Total Return      2017      2.44         0.35 - 1.50        10.56 - 11.83
     Subaccount                2016      2.82         0.25 - 1.50          7.35 - 8.70
                               2015      2.48         0.25 - 1.50      (1.83) - (0.60)
                               2014      2.29         0.25 - 1.50          6.80 - 8.15
                               2013      2.44         0.25 - 1.50        16.99 - 18.46

  BHFTII MFS Value II          2017      2.60         0.60 - 1.50          5.76 - 6.71
     Subaccount                2016      1.50         0.25 - 1.50        16.34 - 17.80
                               2015      1.60         0.25 - 1.50      (7.58) - (6.41)
                               2014      1.14         0.25 - 1.50          8.07 - 9.43
                               2013      1.10         0.45 - 1.50        29.78 - 31.15

  BHFTII MFS Value Subaccount  2017      2.09         0.35 - 1.50        16.25 - 17.59
                               2016      2.31         0.25 - 1.50        12.69 - 14.10
                               2015      2.88         0.25 - 1.50      (1.64) - (0.40)
                               2014      1.74         0.25 - 1.50         9.16 - 10.53
                               2013      1.11         0.25 - 1.50        33.71 - 35.39

  BHFTII Neuberger Berman      2017      0.41         0.35 - 1.50        14.03 - 15.35
     Genesis Subaccount        2016      0.50         0.35 - 1.50        16.92 - 18.27
     (Commenced 4/29/2013)     2015      0.45         0.25 - 1.50        (0.92) - 0.33
                               2014      0.42         0.25 - 1.50      (1.48) - (0.24)
                               2013        --         0.25 - 1.50        24.97 - 26.02

  BHFTII T. Rowe Price Large   2017      0.08         0.25 - 1.50        31.50 - 33.14
     Cap Growth Subaccount     2016        --         0.25 - 1.50          0.02 - 1.28
                               2015        --         0.25 - 1.50         8.87 - 10.24
                               2014        --         0.25 - 1.50          7.21 - 8.55
                               2013      0.07         0.25 - 1.50        36.70 - 38.42

  BHFTII T. Rowe Price Small   2017      0.08         0.45 - 1.50        20.72 - 21.99
     Cap Growth Subaccount     2016      0.03         0.25 - 1.50         9.82 - 11.20
                               2015        --         0.25 - 1.50          0.94 - 2.21
                               2014        --         0.25 - 1.50          5.06 - 6.38
                               2013      0.13         0.25 - 1.50        42.03 - 43.81

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ----------------  -------------
  BHFTII Western Asset           2017     1,208,839       1.86 - 2.22      2,419,531
     Management Strategic Bond   2016     1,825,767       1.75 - 2.06      3,420,712
     Opportunities Subaccount    2015         3,687       1.64 - 1.83          6,168
                                 2014         4,003       1.69 - 1.89          6,916
                                 2013        19,525       1.63 - 1.81         33,593

  BHFTII Western Asset           2017     1,521,076       1.23 - 1.42      1,919,191
     Management U.S. Government  2016     2,496,936       1.23 - 1.40      3,155,290
     Subaccount                  2015     3,286,679       1.23 - 1.39      4,154,241
                                 2014     4,030,493       1.24 - 1.40      5,124,831
                                 2013     5,049,032       1.22 - 1.36      6,325,701

  Fidelity VIP Contrafund        2017     1,797,593       2.94 - 4.26      5,579,222
     Subaccount                  2016     2,428,490       2.46 - 3.52      6,313,517
                                 2015     3,489,630       2.32 - 3.27      8,482,599
                                 2014     4,784,355       2.34 - 3.27     11,701,065
                                 2013     6,429,737       2.13 - 2.94     14,323,350

  Fidelity VIP Mid Cap           2017     1,855,777       4.06 - 5.00      7,950,675
     Subaccount                  2016     2,697,086       3.42 - 4.16      9,737,513
                                 2015     3,250,677       3.10 - 3.73     10,596,474
                                 2014     4,311,456       3.20 - 4.08     14,460,534
                                 2013     6,471,825       3.07 - 3.86     20,898,868

  FTVIPT Franklin Small-Mid      2017       254,982       2.05 - 2.52        533,745
     Cap Growth VIP Subaccount   2016       478,628       1.71 - 2.08        866,632
                                 2015       619,129       1.67 - 1.91      1,084,157
                                 2014       784,198       1.74 - 2.01      1,423,316
                                 2013     1,086,743       1.64 - 1.93      1,856,605

  FTVIPT Templeton Developing    2017       413,681       3.38 - 3.94      1,461,554
     Markets VIP Subaccount      2016       614,688       2.44 - 2.90      1,571,987
                                 2015       939,956       2.11 - 2.48      2,075,125
                                 2014     1,269,343       2.67 - 3.09      3,527,960
                                 2013     1,721,491       2.96 - 3.38      5,291,829

  FTVIPT Templeton Foreign       2017       641,037       1.75 - 1.98      1,175,107
     VIP Subaccount              2016     1,083,041       1.52 - 1.76      1,732,084
                                 2015     1,360,427       1.44 - 1.67      2,053,777
                                 2014     1,863,055       1.57 - 1.79      3,033,417
                                 2013     2,385,794       1.79 - 2.02      4,440,575

  Janus Henderson Enterprise     2017     3,727,241       1.46 - 5.09      5,682,200
     Subaccount                  2016     4,773,522       1.17 - 4.02      5,847,945
                                 2015     5,659,374       1.05 - 3.60      6,266,976
                                 2014     7,977,612       1.03 - 3.48      8,635,546
                                 2013     9,019,493       0.93 - 3.11      8,806,166

  LMPET ClearBridge Small Cap    2017         6,564       2.93 - 3.26         19,764
     Value Subaccount            2016         6,564       2.69 - 2.98         18,119
                                 2015        12,708       2.19 - 2.41         28,510
                                 2014        14,989       2.47 - 2.70         37,653
                                 2013        53,367       2.46 - 2.67        133,545

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII Western Asset           2017      3.93         0.35 - 1.50           6.62 - 7.85
     Management Strategic Bond   2016      2.42         0.25 - 1.50           4.14 - 5.02
     Opportunities Subaccount    2015      4.74         0.85 - 1.50       (3.46) - (2.83)
                                 2014      8.39         0.85 - 1.50           3.72 - 4.40
                                 2013      5.17         0.85 - 1.50       (0.67) - (0.03)

  BHFTII Western Asset           2017      2.73         0.30 - 1.35           0.57 - 1.63
     Management U.S. Government  2016      2.75         0.30 - 1.35         (0.07) - 0.98
     Subaccount                  2015      2.32         0.30 - 1.35         (0.78) - 0.27
                                 2014      1.93         0.20 - 1.35           1.43 - 2.61
                                 2013      2.29         0.20 - 1.35       (2.07) - (0.94)

  Fidelity VIP Contrafund        2017      0.74         0.35 - 1.50         19.78 - 21.16
     Subaccount                  2016      0.53         0.25 - 1.50           6.13 - 7.46
                                 2015      0.71         0.25 - 1.50         (1.08) - 0.16
                                 2014      0.63         0.25 - 1.50          9.99 - 11.38
                                 2013      0.78         0.25 - 1.50         29.00 - 30.63

  Fidelity VIP Mid Cap           2017      0.45         0.25 - 1.50         18.75 - 20.24
     Subaccount                  2016      0.29         0.25 - 1.50         10.26 - 11.64
                                 2015      0.22         0.25 - 1.50       (3.09) - (1.87)
                                 2014      0.02         0.25 - 1.50           4.45 - 5.77
                                 2013      0.26         0.25 - 1.50         33.85 - 35.53

  FTVIPT Franklin Small-Mid      2017        --         0.25 - 1.50         19.60 - 21.10
     Cap Growth VIP Subaccount   2016        --         0.25 - 1.50           2.62 - 3.91
                                 2015        --         0.60 - 1.50       (4.11) - (3.24)
                                 2014        --         0.45 - 1.50           5.87 - 6.99
                                 2013        --         0.25 - 1.50         36.10 - 37.81

  FTVIPT Templeton Developing    2017      1.04         0.45 - 1.50         38.33 - 39.78
     Markets VIP Subaccount      2016      0.85         0.25 - 1.50         15.69 - 17.15
                                 2015      2.11         0.25 - 1.50     (20.80) - (19.80)
                                 2014      1.51         0.25 - 1.50       (9.76) - (8.62)
                                 2013      1.91         0.25 - 1.50       (2.40) - (1.17)

  FTVIPT Templeton Foreign       2017      2.68         0.60 - 1.50         14.96 - 16.00
     VIP Subaccount              2016      2.03         0.35 - 1.50           5.58 - 6.80
                                 2015      3.24         0.25 - 1.50       (7.89) - (6.73)
                                 2014      1.96         0.25 - 1.50     (12.46) - (11.35)
                                 2013      2.28         0.25 - 1.50         21.14 - 22.66

  Janus Henderson Enterprise     2017      0.14         0.35 - 1.50         25.20 - 26.64
     Subaccount                  2016      0.02         0.25 - 1.50         10.43 - 11.82
                                 2015      0.50         0.25 - 1.50           2.22 - 3.51
                                 2014      0.03         0.25 - 1.50         10.57 - 11.96
                                 2013      0.35         0.25 - 1.50         30.07 - 31.71

  LMPET ClearBridge Small Cap    2017        --         0.85 - 1.50           8.90 - 9.61
     Value Subaccount            2016        --         0.85 - 1.50         22.56 - 23.36
                                 2015      0.01         0.85 - 1.50     (11.10) - (10.52)
                                 2014        --         0.85 - 1.50           0.19 - 0.85
                                 2013        --         0.85 - 1.50         32.26 - 33.12

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  LMPIT Western Asset                2017       839,423       2.58 - 3.13       2,263,094
     Corporate Bond Subaccount       2016       917,406       2.11 - 3.03       2,353,752
                                     2015     1,173,335       2.06 - 2.82       2,826,163
                                     2014     1,418,432       1.99 - 2.85       3,507,744
                                     2013     1,872,026       1.84 - 2.65       4,321,033

  LMPVET ClearBridge Variable        2017     1,088,360       2.34 - 2.82       2,655,614
     Aggressive Growth               2016     1,523,795       2.04 - 2.45       3,229,889
     Subaccount                      2015     2,259,884       2.05 - 2.43       4,838,979
                                     2014     3,449,027       2.12 - 3.10       7,650,979
                                     2013     4,664,754       1.78 - 2.58       8,764,384

  LMPVET ClearBridge Variable        2017     2,198,695       2.91 - 3.57       6,687,055
     Appreciation Subaccount         2016     2,750,250       2.47 - 3.00       7,100,037
                                     2015     3,046,939       2.27 - 2.75       7,252,760
                                     2014     3,644,248       2.24 - 2.71       8,683,418
                                     2013     4,573,957       2.03 - 2.46       9,976,436

  LMPVET ClearBridge Variable        2017       598,212       2.54 - 3.03       1,555,656
     Dividend Strategy Subaccount    2016       779,625       2.17 - 2.55       1,745,480
                                     2015       987,970       1.91 - 2.23       1,963,503
                                     2014     1,158,018       2.03 - 2.41       2,433,150
                                     2013     1,366,316       1.81 - 2.13       2,578,281

  LMPVET ClearBridge Variable        2017       245,163       4.00 - 4.76       1,016,074
     Large Cap Growth Subaccount     2016       419,985       3.23 - 3.81       1,437,400
                                     2015       579,068       3.06 - 3.57       1,874,208
                                     2014       735,724       2.14 - 3.35       2,182,938
                                     2013     1,006,816       1.88 - 2.95       2,674,450

  LMPVET ClearBridge Variable        2017       375,145       3.02 - 3.59       1,157,326
     Large Cap Value Subaccount      2016       534,966       2.67 - 3.23       1,458,831
                                     2015       751,005       2.40 - 2.87       1,847,238
                                     2014     1,237,156       2.11 - 2.97       3,229,256
                                     2013     1,813,878       1.89 - 2.67       4,337,621

  LMPVET ClearBridge Variable        2017       360,160       2.91 - 4.52       1,126,053
     Small Cap Growth Subaccount     2016       434,444       2.38 - 3.65       1,100,269
                                     2015       694,679       2.28 - 3.46       1,678,186
                                     2014     1,347,622       2.42 - 3.68       3,477,803
                                     2013     1,743,563       2.36 - 3.55       4,359,335

  LMPVIT Western Asset Variable      2017       497,682       2.58 - 3.16       1,346,147
     Global High Yield Bond          2016       549,511       2.41 - 2.92       1,387,791
     Subaccount                      2015       690,313       2.11 - 2.54       1,526,598
                                     2014       860,674       2.28 - 2.71       2,055,879
                                     2013     1,269,004       2.34 - 2.75       3,139,896

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  LMPIT Western Asset                2017      3.49         0.60 - 1.50          5.60 - 6.55
     Corporate Bond Subaccount       2016      3.84         0.25 - 1.50          6.37 - 7.70
                                     2015      4.12         0.25 - 1.50      (2.31) - (1.08)
                                     2014      3.94         0.25 - 1.50          6.53 - 7.87
                                     2013      3.91         0.25 - 1.50      (1.28) - (0.04)

  LMPVET ClearBridge Variable        2017      0.44         0.45 - 1.50        14.56 - 15.77
     Aggressive Growth               2016      0.58         0.25 - 1.50        (0.30) - 0.95
     Subaccount                      2015      0.30         0.25 - 1.50      (3.20) - (1.98)
                                     2014      0.16         0.25 - 1.50        18.60 - 20.09
                                     2013      0.25         0.25 - 1.50        45.58 - 47.41

  LMPVET ClearBridge Variable        2017      1.12         0.45 - 1.50        17.77 - 19.01
     Appreciation Subaccount         2016      1.26         0.25 - 1.50          8.13 - 9.49
                                     2015      1.13         0.25 - 1.50          0.09 - 1.35
                                     2014      1.09         0.25 - 1.50         9.34 - 10.72
                                     2013      1.14         0.25 - 1.50        28.07 - 29.68

  LMPVET ClearBridge Variable        2017      1.37         0.60 - 1.50        17.41 - 18.46
     Dividend Strategy Subaccount    2016      1.52         0.25 - 1.50        13.28 - 14.70
                                     2015      1.75         0.25 - 1.50      (5.73) - (4.54)
                                     2014      2.13         0.25 - 1.50        11.92 - 13.33
                                     2013      1.60         0.25 - 1.50        24.07 - 25.63

  LMPVET ClearBridge Variable        2017      0.17         0.60 - 1.50        23.90 - 25.01
     Large Cap Growth Subaccount     2016      0.49         0.60 - 1.50          5.79 - 6.75
                                     2015      0.44         0.60 - 1.50          8.16 - 9.13
                                     2014      0.48         0.25 - 1.50        12.29 - 13.71
                                     2013      0.43         0.25 - 1.50        35.80 - 37.51

  LMPVET ClearBridge Variable        2017      1.17         0.60 - 1.50        13.13 - 14.15
     Large Cap Value Subaccount      2016      1.49         0.35 - 1.50        11.32 - 12.61
                                     2015      1.16         0.35 - 1.50      (4.31) - (3.21)
                                     2014      1.44         0.25 - 1.50        10.05 - 11.43
                                     2013      1.53         0.25 - 1.50        30.40 - 32.04

  LMPVET ClearBridge Variable        2017        --         0.35 - 1.50        22.42 - 23.83
     Small Cap Growth Subaccount     2016        --         0.35 - 1.50          4.23 - 5.43
                                     2015        --         0.35 - 1.50      (5.80) - (4.71)
                                     2014        --         0.25 - 1.50          2.53 - 3.82
                                     2013      0.04         0.25 - 1.50        44.86 - 46.68

  LMPVIT Western Asset Variable      2017      5.05         0.35 - 1.50          7.04 - 8.27
     Global High Yield Bond          2016      6.00         0.25 - 1.50        13.88 - 15.32
     Subaccount                      2015      5.80         0.25 - 1.50      (7.24) - (6.07)
                                     2014      5.67         0.25 - 1.50      (2.62) - (1.40)
                                     2013      4.81         0.25 - 1.50          4.69 - 6.00

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ----------------  -------------  -------------  ----------------  ----------------
  TAP 1919 Variable Socially  2017     1,780,946       2.00 - 2.31      3,898,612      1.04         0.45 - 1.50       15.01 - 16.22
     Responsive Balanced      2016     1,857,673       1.74 - 1.99      3,511,722      0.93         0.45 - 1.50         4.65 - 5.76
     Subaccount               2015     1,947,009       1.66 - 1.88      3,494,091      1.21         0.45 - 1.50     (3.18) - (2.16)
                              2014     2,186,274       1.72 - 1.94      4,015,528      0.85         0.35 - 1.50         7.68 - 8.92
                              2013     2,413,663       1.60 - 1.78      4,088,588      0.86         0.25 - 1.50       16.94 - 17.11

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Subaccount invests.

(2) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          Brighthouse
                                                                            Accumulated  Life Insurance
                                                Additional    Retained         Other       Company's
                                     Common      Paid-in      Earnings     Comprehensive Stockholder's  Noncontrolling   Total
                                     Stock       Capital      (Deficit)    Income (Loss)     Equity       Interests      Equity
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622    $    19,094    $       --    $ 19,094
Capital contributions from
 MetLife, Inc......................                     202          --                            202                       202
Dividends paid to MetLife, Inc.....                      --        (500)                          (500)                     (500)
Returns of capital.................                     (50)                                       (50)                      (50)
Net income (loss)..................                                 918              --            918                       918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)        (1,028)                   (1,028)
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2015.......        75        16,850         117           1,594         18,636            --      18,636
Capital contributions from
 MetLife, Inc......................                   1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc.....                                (261)                          (261)                     (261)
Returns of capital.................                     (26)                                       (26)                      (26)
Net income (loss)..................                              (2,775)                        (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)          (346)                     (346)
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248         16,865            --      16,865
Sale of operating joint venture
 interest to a former affiliate....                     202                                        202                       202
Returns of capital (Note 3)........                  (2,737)                                    (2,737)                   (2,737)
Capital contributions..............                   3,147                                      3,147                     3,147
Change in equity of noncontrolling
 interests.........................                                                                 --            15          15
Net income (loss)..................                                (883)                          (883)                     (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330             --                        --
Other comprehensive income (loss),
 net of income tax.................                                                 259            259                       259
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837    $    16,853    $       15    $ 16,868
                                    ========= =============  ==========    ============= ============== ============== =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

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


                                     PART C


                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2017

   (3)   Statements of Operations for the year ended December 31, 2017

   (4) Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016


   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2017 and 2016

   (3) Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015

   (5) Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
                      DESCRIPTION
                      -----------
NUMBER
------

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(a). Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication), (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement between The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


3(a)(i). Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-138472 filed on November 7, 2006.)


3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(c). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N- 4, File No. 033-65343 filed April 6, 2006.)


3(d).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


3(f). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)


3(g). Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)



3(h). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5,
                      2017.)


3(i).                 Form of Brighthouse Securities, LLC Sales Agreement.
                      Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A's Registration Statement on Form N-4, File Nos 333-209053/811-03365 filed on December 14, 2017.)



4. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118412, filed March 4, 2005.)


                          a. Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          b. Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          c. Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          d. Roth 403(b) Nationwide Tax Shelter Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-152189 filed April 7, 2010.)


                          e.  MetLife Insurance Company of Connecticut
                              401(a)/403(a) Plan Endorsement. L-22492 (5/11).
                              (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)


                          f. Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                              Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


                          g. Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)



5.


                      1) Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118412, filed March 4, 2005.)



                          a.  Master Data Sheet Travelers Retirement
                              Perspectives Rev. 5- 05 L-21015TRP*


                          b.  Master Data Sheet Travelers Retirement
                              Perspectives Rev. 7- 05 L-21015TRP*


                          c.  Master Data Sheet Travelers Retirement
                              Perspectives Rev. 8- 29-05 L-21015TRP*


                          d.  Master Data Sheet Travelers Retirement
                              Perspectives Rev. 11- 05 L-21015TRP*


                          e.  Master Data Sheet Travelers Retirement
                              Perspectives Rev. 1- 06 L-21015TRP*


                          f.  Master Data Sheet Travelers Retirement
                              Perspectives NY Rev. 5-05 L-21015NY*


                          g.  Master Data Sheet Travelers Retirement
                              Perspectives NY Rev. 7-05 L-21015NY*


                          h.  Master Data Sheet Travelers Retirement
                              Perspectives NY Rev. 8-29-05 L-21015NY*


                          i.  Master Data Sheet Travelers Retirement
                              Perspectives NY Rev. 11-05 L-21015NY*


                              *(Incorporated herein by reference to
                              Post-Effective Amendment No. 1 to the
                              Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)


                      2) Form of Application (Participant Enrollment) MRP-UGT-ENR (09/16) MRP-UGT-ENR (02/17) Fs-B
                      (Incorporated herein by reference to Exhibit 5(2) to Post-

                          Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-156911, filed April 6, 2017.)



6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


6(b). Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012) (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


6(d). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(e). Copy of the By-Laws of the Company (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)



6(f). Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6,
                      2016). (Incorporated herein by reference to Exhibit
                      (6)(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)


6(g).                 Copy of Amended and Restated Bylaws of the Company.
                      (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 5, 2017.)



7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File Numbers 333-65942/811-08225, filed April 15, 2003.)


7(b). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company - Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)


8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-82009, filed April 20, 2005.)


8(a). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-156911, on April 4,
                      2012.)


8(a)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)


8(a)(iv) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)


8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective
                      Amendment No. 16 to the Registration Statement on Form
                      N-4, File 333-00165 filed October 31, 2007.)


8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-156911, on April 4,
                      2012.)



8(b)(iv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)



8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(c)(ii).             Amendment No. 7 to the Participation Agreement Among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company (effective
                      November 17, 2014). (Incorporated herein by reference to
                      Exhibit 3(i)(b) to MetLife Investors USA Separate Account
                      A's Registration Statement on Form N-4, File Nos,
                      333-200231/811-03365, filed November 17, 2014.)


8(c)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)


8(c)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



8(c)(v). Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 4, 2018.)



8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment to the Participation Agreement with Fidelity Variable Insurance Products Funds (effective November 17,
                      2014) (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200247/811-03365, filed November 17, 2014.)


8(d)(ii).             Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration
                      Statement on Form N-4, File No. 333-152189, filed April
                      5, 2011.)



8(d)(iii).            Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 5, 2017.)




8(d)(iv).             Amended and Restated Participation Agreement Among
                      Variable Insurance Products Funds, Fidelity Distributors
                      Corporation and Brighthouse Life Insurance Company
                      (effective 3-06-17) (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 28 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 4, 2018.)



8(e). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Filed with Post-Effective
                      Amendment No. 4 to this Registration Statement on Form
                      N-4, File No. 333-156911, on April 4, 2012.)


8(e)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 and Amendment No. 152 to the
                      Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


8(e)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)


8(e)(v). Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)



8(e)(vi).             Participation Agreement Among Franklin Templeton Variable
                      Insurance Products Trust, Franklin/Templeton
                      Distributors, Inc., Brighthouse Life Insurance Company,
                      Brighthouse Life Insurance Company of NY and Brighthouse
                      Securities, LLC (03-06-17) (Incorporated herein by reference to Exhibit 8(i)(vii) to Post-Effective
                      Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2018.)



8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, on April 4, 2012.)


8(g)(ii).             Amendment No. 9 to Fund Participation Agreement Among
                      Janus Aspen Series and MetLife Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to the Registration
                      Statement on Form N-4 , File No. 333-152189, on April 8,
                      2015.)


9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-156911, on January 23, 2009.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, Peter M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277


NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------




Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Ruth Damien                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277

David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277

Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The Registrant is subject to Delaware insurance law. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.   Brighthouse Reinsurance Company of Delaware (DE)
          b.   Brighthouse Life Insurance Company of NY (NY)
          c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.   Brighthouse Renewables Holdings, LLC (DE)
          e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
          f.   Brighthouse Assignment Company (CT)
          g.   ML 1065 Hotel, LLC (DE)
          h.   TIC European Real Estate LP, LLC (DE)
          i.   Euro TL Investments LLC (DE)
          j.   Greater Sandhill I, LLC (DE)
          k.   1075 Peachtree, LLC (DE)
          l.   TLA Holdings LLC (DE)
          m.   The Prospect Company (DE)
          n.   Euro T1 Investments LLC (DE)
          o.   TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 2,863 owners of qualified contracts offered by the Registrant (Brighthouse Life Insurance Company).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a) Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies :

     Brighthouse Fund UL for Variable Life Insurance
     Brighthouse Fund UL III for Variable Life Insurance
     Brighthouse Funds Trust I
     Brighthouse Funds Trust II
     Brighthouse Separate Account A
     Brighthouse Separate Account Eleven for Variable Annuities
     Brighthouse Separate Account QPN for Variable Annuities
     Brighthouse Variable Annuity Account B
     Brighthouse Variable Annuity Account C
     Brighthouse Variable Life Account A
     Brighthouse Variable Life Account One
     New England Variable Annuity Separate Account
     New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   -----------------------------------------------
Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:






                                             (2)
                 (1)                  NET UNDERWRITING         (3)             (4)
          NAME OF PRINCIPAL             DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
             UNDERWRITER                 COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
------------------------------------ ------------------ ----------------- ------------- -------------------
 Brighthouse Securities, LLC+........$599,512,866       $0                $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017.
Brighthouse Securities, LLC was the recipient of these commissions thereafter.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277


(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277



(d)                   Brighthouse Financial, 18205 Crane Nest Dr., Floor 5,
                      Tampa, FL 33647



(e)                   Brighthouse Financial, One Financial Center, 21st Floor,
                      Boston, MA 02111


ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


Brighthouse Life Insurance Company hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Brighthouse Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on April 5, 2018.

BRIGHTHOUSE LIFE INSURANCE COMPANY
(Registrant)

BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)

By: /s/Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 5, 2018.


/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt
/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J. Lambert
/s/ Peter M. Carlson*      Director and Vice President
------------------------
Peter M. Carlson
/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L. Rosenthal
/s/ Anant Bhalla*          Director, Vice President and Chief Financial
------------------------
                           Officer
Anant Bhalla
/s/ Conor E. Murphy*       Director
------------------------
Conor E. Murphy
/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-In-Fact

       April 5, 2018



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.
$

                                 EXHIBIT INDEX



10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13.    Powers of Attorney